UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

               Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
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                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2015
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund
Book 1


First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US IPO Index Fund (FPX) First Trust NYSE Arca Biotechnology Index
   Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN) First Trust Capital Strength
   ETF (FTCS)
First Trust Total US Market AlphaDEX(R) ETF (TUSA)
(formerly known as First Trust Value Line(R) Equity Allocation Index Fund) First Trust Value Line(R) Dividend Index Fund (FVD)
First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)

Annual Report
December 31, 2015

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TABLE OF CONTENTS
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
   First Trust Dow Jones Select MicroCap Index Fund (FDM)...................   4
   First Trust Morningstar Dividend Leaders Index Fund (FDL)................   6
   First Trust US IPO Index Fund (FPX)......................................   8
   First Trust NYSE Arca Biotechnology Index Fund (FBT).....................  10
   First Trust Dow Jones Internet Index Fund (FDN)..........................  12
   First Trust Capital Strength ETF (FTCS)..................................  14
   First Trust Total US Market AlphaDEX(R) ETF (TUSA).......................  16
   First Trust Value Line(R) Dividend Index Fund (FVD)......................  18
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL).................  20
Notes to Fund Performance Overview..........................................  22
Understanding Your Fund Expenses............................................  23
Portfolio of Investments
   First Trust Dow Jones Select MicroCap Index Fund (FDM)...................  25
   First Trust Morningstar Dividend Leaders Index Fund (FDL)................  30
   First Trust US IPO Index Fund (FPX)......................................  32
   First Trust NYSE Arca Biotechnology Index Fund (FBT).....................  36
   First Trust Dow Jones Internet Index Fund (FDN)..........................  38
   First Trust Capital Strength ETF (FTCS)..................................  40
   First Trust Total US Market AlphaDEX(R) ETF (TUSA).......................  42
   First Trust Value Line(R) Dividend Index Fund (FVD)......................  56
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL).................  60
Statements of Assets and Liabilities........................................  64
Statements of Operations....................................................  66
Statements of Changes in Net Assets.........................................  68
Financial Highlights........................................................  72
Notes to Financial Statements...............................................  77
Report of Independent Registered Public Accounting Firm.....................  87
Additional Information......................................................  88
Board of Trustees and Officers..............................................  92
Privacy Policy..............................................................  94

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2015


Dear Shareholders:

Thank you for your investment in First Trust Exchange-Traded Fund (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this annual report which contains detailed information about your investment for the 12 months ended December 31, 2015, including a performance analysis and a market outlook. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember: first, the U.S. economy grew, in spite of the massive decline in oil prices; and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy either. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. We remain positive on U.S. markets, although we know that markets will always move up and down.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception nearly 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2015

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The International Monetary Fund (IMF) updates its forecasts for U.S. and global economic growth throughout the year. In its most recent report, the IMF set its global growth rate estimates for 2016 and 2017 at 3.4% and 3.6%, respectively, both up from 3.0% in 2015, according to its own release. Its 2016 and 2017 estimates for U.S. real GDP growth rates were 2.7% and 2.5%, respectively, both up from 2.1% in 2015. While economic growth rate targets remain modest overall, the key takeaway is that current indicators do not suggest that a recession is looming. With the exception of the U.S., many central banks around the world are still applying stimulus measures to their respective economies.

Dealogic reported that the total value of global mergers and acquisition ("M&A") activity (announced) topped $5.0 trillion in 2015, surpassing the previous high set in 2007 by around 9%, according to PRNewswire. There were 10 transactions valued at $50 billion or more in 2015 and seven of them involved U.S. companies. These 10 transactions combined were worth $798.9 billion. The U.S. accounted for half of all global M&A activity, or about $2.5 trillion. The two most active sectors were Health Care ($723.7 billion) and Technology ($713.1 billion). A robust M&A climate indicates that companies are comfortable taking risks with their capital, in our opinion.

ETFGI LLP, an industry research group, reported that total assets invested in exchange-traded funds (ETFs) and other exchange-traded products reached $2.99 trillion globally in December 2015, up from $2.78 billion a year ago, according to its own release. The industry took in a record $372.0 billion in net new assets in 2015, topping the previous record of $338.3 billion in 2014.

U.S. STOCKS AND BONDS

In 2015, the major U.S. stock indices posted mixed results. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index posted total returns of 1.38%, -2.18%, and -1.97%, respectively, according to Bloomberg. Five of the 10 major S&P 500(R) Index sectors posted positive total returns. The top-performing sectors were Consumer Discretionary, Health Care and Consumer Staples, up 10.11%, 6.89% and 6.60%, respectively. The worst-performing sector indices were Energy, Materials and Utilities, down 21.12%, 8.38% and 4.84%, respectively.

The S&P 500(R) Index outperformed the S&P 500(R) Bond Index in eight of the last 10 calendar years (thru 2015), according to S&P Dow Jones Indices and Bloomberg. The two years that bonds topped stocks were 2008 and 2011. In 2015, the S&P 500(R) Bond Index posted a total return of -0.06%, compared to 1.38% for the S&P 500(R) Index. As of December 31, 2015, the 10-year average annual total returns for the S&P 500(R) Index and S&P 500(R) Bond Index were 7.30% and 5.43%, respectively, according to Bloomberg.

In the U.S. bond market, the top-performing major debt group in 2015 was municipal bonds. The Barclays Municipal Bond: Long Bond (22+) Index posted a total return of 4.52%. The worst-performing major debt group was high-yield corporate bonds. The Barclays U.S. Corporate High Yield Index posted a total return of -4.47%. The yield on the benchmark 10-Year Treasury Note (T-Note) rose just 10 basis points, from 2.17% (12/31/14) to 2.27% (12/31/15). Over the past decade, the average yield on the 10-Year T-Note was 3.11%. On December 16, 2015, the Federal Reserve (the "Fed") initiated its first increase in the federal fund target rate since June 2006. The Fed has stated that there is the potential for 3-4 additional hikes in 2016 should the data warrant them.

FOREIGN STOCKS AND BONDS

The U.S. dollar rose 9.26% against a basket of major currencies in 2015, as measured by the U.S. Dollar Index ("DXY"). The index has appreciated 23.63% since June 30, 2014. The DXY peaked in 2015 at a reading of 100.33 on March 13, 2015, and then traded from 93 to 100 the remainder of 2015. With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.

Foreign bond indices struggled in 2015. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -0.18% (USD), while the Barclays Global Aggregate Index of higher quality debt declined by 3.15% (USD). Foreign equities finished 2015 in negative territory as well. The MSCI Emerging Markets Index of stocks posted a total return of -2.41% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of -14.80% (USD).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

The First Trust Dow Jones Select MicroCap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE"), NYSE Amex and The Nasdaq Stock Market, Inc. ("Nasdaq(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was September 30, 2005.

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PERFORMANCE
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                                                        AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                        1 Year      5 Years      10 Years      Inception      5 Years      10 Years      Inception
                                        Ended        Ended        Ended        (9/27/05)       Ended        Ended        (9/27/05)
                                       12/31/15     12/31/15     12/31/15     to 12/31/15     12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                      0.55%        9.46%       5.64%          5.87%         57.16%       73.13%        79.61%
Market Value                             0.40%        9.43%       5.64%          5.86%         56.93%       73.14%        79.36%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)      1.20%       10.16%       6.36%          6.60%         62.20%       85.28%        92.63%
Russell 2000(R) Index                   -4.41%        9.19%       6.80%          6.88%         55.18%       93.14%        97.99%
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(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 0.55% during the 12-month period covered by this report. During the same period, the Russell 2000(R) Index ("benchmark") generated a return of -4.41%. The Health Care sector was the top-performing and top-contributing sector. Over the period, the Fund's holdings in the sector comprised an average weighting of 6.8%, returned 33.5%, and contributed 2.2% to the Fund's overall performance. The Health Care Providers & Services industry, in particular, contributed 1.0%. The worst-contributing sector was the Industrials sector with a -2.4% contribution. The Energy sector was the worst-performing sector with a -44.0% return. With an average weighting of 3.1%, the Energy sector's contribution was limited to -1.5%. On a relative basis, the Fund outperformed the benchmark by 4.96%. The Financials sector was the largest contributor. With an average 31.3% weighting and 5.7% return, the sector contributed 2.2% to the outperformance. Within the sector, the Banks industry was the leading contributor, outperforming the benchmark by 4.6% and allocating a weighting of almost 10% more, which together caused 1.9% of outperformance. The Industrials sector created -0.5% drag due to the Fund being overweight the poor-performing (-12.9% return) sector by 5.3%.

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Dow Jones and Dow Jones Select MicroCap Index(SM) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC ("Dow Jones") or their respective affiliates, and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM) (CONTINUED)

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                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
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Financials                                    37.14%
Industrials                                   16.76
Consumer Discretionary                        16.06
Information Technology                        11.57
Materials                                      4.49
Consumer Staples                               4.40
Health Care                                    4.29
Telecommunication Services                     2.13
Utilities                                      1.59
Energy                                         1.57
                                             -------
   Total                                     100.00%
                                             =======

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                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
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Chimera Investment Corp.                       2.93%
Hersha Hospitality Trust                       1.14
Photronics, Inc.                               0.94
Gibraltar Industries, Inc.                     0.85
CalAmp Corp.                                   0.83
CenterState Banks, Inc.                        0.81
Cavco Industries, Inc.                         0.78
U.S. Physical Therapy, Inc.                    0.76
Strayer Education, Inc.                        0.75
RE/MAX Holdings, Inc., Class A                 0.71
                                             -------
   Total                                      10.50%
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                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       DECEMBER 31, 2005 - DECEMBER 31, 2015

            First Trust Dow Jones             Dow Jones
               Select MicroCap             Select MicroCap          Russell 2000(R)
                 Index Fund                   Index(SM)                  Index
12/05              $10,000                     $10,000                  $10,000
06/06               10,573                      10,612                   10,821
12/06               11,568                      11,652                   11,836
06/07               12,286                      12,416                   12,599
12/07               10,871                      11,036                   11,650
06/08                9,539                       9,714                   10,558
12/08                7,249                       7,413                    7,714
06/09                7,096                       7,280                    7,918
12/09                8,759                       9,036                    9,810
06/10                8,515                       8,805                    9,619
12/10               11,016                      11,424                   12,445
06/11               11,386                      11,850                   13,218
12/11               10,060                      10,492                   11,927
06/12               10,708                      11,204                   12,944
12/12               11,657                      12,243                   13,876
06/13               13,550                      14,274                   16,077
12/13               16,706                      17,660                   19,263
06/14               16,594                      17,596                   19,877
12/14               17,220                      18,307                   20,205
06/15               18,115                      19,314                   21,165
12/15               17,316                      18,528                   19,313

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

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                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
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FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11              87             2              0            0
01/01/12 - 12/31/12              70             0              0            0
01/01/13 - 12/31/13             151             1              0            0
01/01/14 - 12/31/14              93             1              0            0
01/01/15 - 12/31/15             112             0              0            0

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                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
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FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             161             2              0            0
01/01/12 - 12/31/12             179             1              0            0
01/01/13 - 12/31/13              98             2              0            0
01/01/14 - 12/31/14             158             0              0            0
01/01/15 - 12/31/15             140             0              0            0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

The First Trust Morningstar Dividend Leaders Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index offers investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (NYSE, NYSE Amex or Nasdaq(R)) that have been selected through the application of Morningstar, Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.

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PERFORMANCE
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                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (3/9/06)        Ended        (3/9/06)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          2.73%        12.21%         5.79%         77.85%        73.79%
Market Value                                                 2.69%        12.15%         5.79%         77.44%        73.67%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders Index(SM)                    3.18%        12.78%         6.31%         82.46%        82.36%
S&P 500(R) Index                                             1.38%        12.57%         7.20%         80.75%        97.83%
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(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 2.73% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index ("benchmark") generated a return of 1.38%. The Consumer Staples sector was the top-contributing and top-performing sector, with a 2.9% contribution and a 16.5% return. The Tobacco industry within this sector made up 2.2% of the contribution, having an average weighting of 11.8% and a 21.9% return over the period. The Energy sector contributed -2.8%, had an average weighting of 13.3% over the period and returned -19.3%. On a relative basis, the Fund outperformed the benchmark by 1.35%. The Consumer Staples sector was the most significant cause of the Fund's outperformance. The Fund had an 8.8% higher weighting and a 9.9% better return which led to 2.4% of outperformance. The Energy and Information Technology sectors together caused -2.8% of drag, -1.3% and -1.5%, respectively. The Fund was overweight the poor-performing Energy sector by 5.6% and underweight the Information Technology sector by 16.3% and underperformed by -8.9%.

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Morningstar(R) is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Staples                              21.94%
Utilities                                     20.59
Telecommunication Services                    16.86
Energy                                        11.40
Industrials                                   10.84
Health Care                                    5.55
Consumer Discretionary                         4.97
Financials                                     4.28
Materials                                      1.93
Information Technology                         1.64
                                             -------
   Total                                     100.00%
                                             =======

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                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Exxon Mobil Corp.                              9.92%
AT&T, Inc.                                     9.40
Verizon Communications, Inc.                   7.46
General Electric Co.                           7.08
Procter & Gamble (The) Co.                     5.91
Pfizer, Inc.                                   5.55
Philip Morris International, Inc.              4.92
Coca-Cola (The) Co.                            4.22
Altria Group, Inc.                             3.67
McDonald's Corp.                               2.75
                                             -------
   Total                                      60.88%
                                             =======

                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MARCH 9, 2006 - DECEMBER 31, 2015

            First Trust Morningstar         Morningstar(R)
               Dividend Leaders            Dividend Leaders        S&P 500(R)
                  Index Fund                  Index(SM)              Index
03/06               $10,000                    $10,000              $10,000
12/06                12,077                     12,110               11,317
06/07                12,392                     12,462               12,104
12/07                10,793                     10,870               11,939
06/08                 7,995                      8,069               10,516
12/08                 7,371                      7,462                7,522
06/09                 6,961                      7,067                7,760
12/09                 8,420                      8,567                9,512
06/10                 8,039                      8,197                8,879
12/10                 9,771                      9,995               10,945
06/11                10,535                     10,806               11,604
12/11                11,182                     11,498               11,176
06/12                12,107                     12,491               12,236
12/12                12,204                     12,620               12,964
06/13                13,908                     14,421               14,756
12/13                14,978                     15,569               17,163
06/14                16,519                     17,221               18,388
12/14                16,919                     17,679               19,513
06/15                16,406                     17,180               19,753
12/15                17,381                     18,240               19,783

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             219             0              0            0
01/01/12 - 12/31/12             171             0              0            0
01/01/13 - 12/31/13             171             0              0            0
01/01/14 - 12/31/14             190             0              0            0
01/01/15 - 12/31/15             151             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11              33             0              0            0
01/01/12 - 12/31/12              79             0              0            0
01/01/13 - 12/31/13              81             0              0            0
01/01/14 - 12/31/14              62             0              0            0
01/01/15 - 12/31/15             101             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX)

The First Trust US IPO Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") of the U.S. companies in the IPOX Global Composite Index. The IPOX Global Composite Index is reconstituted regularly with IPOs being added to the IPOX Global Composite Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or approximately four years thereafter. The Index is reconstituted quarterly to reflect changes in the stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter, with potential new companies entering the Index while other companies reaching 1,000 days in the Index automatically drop out. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 13, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (4/12/06)       Ended        (4/12/06)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          2.19%        17.80%        11.07%        126.85%        177.42%
Market Value                                                 2.17%        17.78%        11.07%        126.61%        177.37%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                                       2.79%        18.52%        11.75%        133.88%        194.52%
S&P 500(R) Index                                             1.38%        12.57%         7.12%         80.75%         95.13%
Russell 3000(R) Index                                        0.48%        12.18%         7.08%         77.64%         94.42%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 2.19% during the 12-month period covered by this report. During the same period, the benchmark Russell 3000(R) Index ("benchmark") generated a return of 0.48%. The Information Technology sector, which was the highest allocated sector with an average weighting of 24.1%, by far, had the highest contribution of 4.2%. The Internet Software & Services industry within this sector contributed 2.3% of the contribution. Facebook, Inc., in particular, had a significant impact on contribution of 2.9% by having a 10.5% weighting and returning 34.1% over the period. The Fund allocated 19.7% of its average weight to the Health Care sector, which returned -5.3% and contributed to -1.8% of the Fund's overall return. On a relative basis, the Fund outperformed the benchmark by 1.71%. The Information Technology sector again was the leading cause of the Fund's relative outperformance. The Fund had a 4.8% higher allocation to the sector and had a 15.3% higher return, which together led to 2.9% of outperformance. A drag of -2.6% was created within the Health Care sector by the Fund being overweight 5.1% and underperforming by -12.5%. Abbvie, Inc, which had a return of -6.4%, was a significant source of this drag by the Fund having an allocation of 9.1% versus the benchmark's 0.5%.

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        30.96%
Consumer Discretionary                        21.52
Health Care                                   18.28
Consumer Staples                               7.80
Financials                                     7.28
Energy                                         6.26
Industrials                                    5.91
Materials                                      1.16
Telecommunication Services                     0.59
Utilities                                      0.24
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Facebook, Inc., Class A                        9.78%
AbbVie, Inc.                                   8.84
Kraft Heinz (The) Co.                          5.32
General Motors Co.                             4.83
Phillips 66                                    3.98
PayPal Holdings, Inc.                          2.81
Hewlett Packard Enterprise Co.                 2.50
Baxalta, Inc.                                  2.42
Synchrony Financial                            2.32
Delphi Automotive PLC                          2.19
                                             -------
   Total                                      44.99%
                                             =======

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 12, 2006 - DECEMBER 31, 2015

            First Trust US        IPOX(R)-100        S&P 500(R)       Russell 3000(R)
            IPO Index Fund        U.S. Index           Index               Index
04/06          $10,000             $10,000            $10,000            $10,000
12/06           11,100              11,154             11,162             11,064
06/07           12,385              12,481             11,939             11,851
12/07           12,712              12,844             11,776             11,633
06/08           11,784              11,941             10,373             10,348
12/08            7,134               7,245              7,419              7,293
06/09            8,087               8,248              7,654              7,599
12/09           10,339              10,575              9,382              9,360
06/10            9,726               9,980              8,758              8,794
12/10           12,228              12,594             10,796             10,945
06/11           13,439              13,889             11,446             11,640
12/11           12,607              13,071             11,023             11,057
06/12           14,314              14,885             12,069             12,088
12/12           16,391              17,092             12,788             12,873
06/13           19,143              20,011             14,555             14,683
12/13           24,256              25,446             16,929             17,192
06/14           25,859              27,214             18,137             18,385
12/14           27,144              28,651             19,247             19,350
06/15           29,489              31,218             19,484             19,725
12/15           27,737              29,451             19,513             19,443

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             135             0              0            0
01/01/12 - 12/31/12             149             2              0            0
01/01/13 - 12/31/13             220             0              0            0
01/01/14 - 12/31/14             158             0              0            0
01/01/15 - 12/31/15             172             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             116             1              0            0
01/01/12 - 12/31/12              97             2              0            0
01/01/13 - 12/31/13              32             0              0            0
01/01/14 - 12/31/14              94             0              0            0
01/01/15 - 12/31/15              80             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

The First Trust NYSE Arca Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (6/19/06)       Ended        (6/19/06)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          10.97%       23.72%        20.09%        189.83%        472.95%
Market Value                                                 10.91%       23.68%        20.09%        189.43%        472.74%

INDEX PERFORMANCE
NYSE Arca Biotechnology Index(SM)                            11.39%       24.30%        20.74%        196.67%        503.03%
S&P Composite 1500 Health Care Index                          7.41%       20.34%        12.04%        152.38%        195.56%
NASDAQ(R) Biotechnology Index                                11.77%       29.89%        18.44%        269.67%        401.86%
S&P 500(R) Index                                              1.38%       12.57%         7.65%         80.75%        101.97%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 10.97% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Health Care Index ("benchmark") generated a return of 7.41%. Pharmacyclics, Inc. was, by far, the best-performing security held in the Fund with a 110.6% return and a 3.0% contribution to the Fund's return. This security was acquired on May 27, 2015 by Abbvie, Inc. Exact Sciences Corp., which was held at an average weighting of 2.4% over the period, was the worst performer, returning -70.8% and contributing -2.9% to the Fund's return. From 2013 to 2014 Exact Sciences Corp. returned 134.7% on news that its Colorguard DNA test will be covered by Medicare Part B for certain beneficiaries. During the reporting period, Exact Sciences Corp. plunged on news that the test would be considered an alternative test rather than a recommended test. On a relative basis, the Fund outperformed the benchmark by 3.56%. The outperformance can be attributed to the Fund's heavier weighting among well-performing pure Biotechnology companies.

-----------------------------
The NYSE Arca Biotechnology Index(SM) is a trademark of NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Biotechnology                                 78.74%
Life Sciences Tools & Services                16.58
Pharmaceuticals                                4.68
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Nektar Therapeutics                            4.68%
Ionis Pharmaceuticals, Inc.                    4.19
Dyax Corp.                                     4.06
Alkermes PLC                                   3.91
Illumina, Inc.                                 3.86
United Therapeutics Corp.                      3.68
Charles River Laboratories
   International, Inc.                         3.68
Alexion Pharmaceuticals, Inc.                  3.58
Seattle Genetics, Inc.                         3.42
Biogen, Inc.                                   3.40
                                             -------
   Total                                      38.46%
                                             =======

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       JUNE 19, 2006 - DECEMBER 31, 2015

             First Trust NYSE           NYSE Arca            NASDAQ(R)                            S&P Composite
            Arca Biotechnology        Biotechnology        Biotechnology        S&P 500(R)         1500 Health
                Index Fund              Index(SM)              Index            Index Care            Index
06/06            $10,000                 $10,000              $10,000            $10,000             $10,000
12/06             11,775                  11,815               11,114             11,554              11,194
06/07             12,105                  12,179               11,177             12,358              11,919
12/07             12,205                  12,320               11,630             12,189              12,092
06/08             11,410                  11,557               11,086             10,736              10,593
12/08              9,968                  10,138               10,200              7,679               9,218
06/09             10,722                  10,921               10,491              7,922               9,305
12/09             14,441                  14,758               11,828              9,711              11,132
06/10             15,629                  16,026               11,227              9,065              10,324
12/10             19,768                  20,327               13,726             11,174              11,712
06/11             22,182                  22,880               15,694             11,847              13,374
12/11             16,534                  17,096               15,385             11,410              13,104
06/12             22,185                  23,013               19,204             12,493              14,610
12/12             23,299                  24,233               20,352             13,236              15,510
06/13             29,413                  30,705               25,829             15,066              18,703
12/13             34,975                  36,600               33,787             17,523              22,049
06/14             41,655                  43,638               38,352             18,774              24,298
12/14             51,636                  54,137               45,413             19,923              27,515
06/15             62,831                  65,982               54,688             20,167              30,322
12/15             57,296                  60,301               50,186             20,198              29,555

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             151             1              0            0
01/01/12 - 12/31/12             121             0              0            0
01/01/13 - 12/31/13             204             0              0            0
01/01/14 - 12/31/14             183             0              0            0
01/01/15 - 12/31/15             159             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             100             0              0            0
01/01/12 - 12/31/12             128             1              0            0
01/01/13 - 12/31/13              48             0              0            0
01/01/14 - 12/31/14              69             0              0            0
01/01/15 - 12/31/15              93             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

The First Trust Dow Jones Internet Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indices, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (6/19/06)       Ended        (6/19/06)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          21.77%       16.86%        14.86%        117.91%        274.76%
Market Value                                                 21.71%       16.83%        14.86%        117.63%        274.71%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)                       22.40%       17.52%        15.48%        124.15%        294.57%
S&P 500(R) Index                                              1.38%       12.57%         7.65%         80.75%        101.97%
S&P Composite 1500 Information
   Technology Index                                           5.60%       13.46%        10.50%         88.02%        159.02%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 21.77% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Information Technology Index ("benchmark") generated a return of 5.60%. The Internet & Catalog Retail industry was the highest-contributing industry with a 13.5% contribution. Amazon.com, Inc. within this industry, accounted for 8.2% of the industry's contribution. Amazon.com, Inc. was held at an average weighting of 9.7% over the period and returned 117.8%. The IT Services industry, which was held at an average weighting of 1.9%, was the worst-performing industry with a -10.9% return and -0.3% contribution. PayPal Holdings, Inc., in particular, returned -10.5% and contributed -0.3% to the Fund's return. On a relative basis, the Fund outperformed the benchmark by 16.17%. The Fund's holdings within the Internet & Catalog Retail industry contributed 12.3% of the outperformance. This industry is categorized as being part of the Consumer Discretionary sector by the Global Industry Classification Standard ("GICS"). The benchmark held no weighting within this well-performing industry, causing 12.4% of relative outperformance.

-----------------------------
Dow Jones and Dow Jones Internet Composite Index(SM) are products of S&P Dow Jones Indices ("SPDJI") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC ("Dow Jones") or their respective affiliates and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        69.87%
Consumer Discretionary                        22.16
Financials                                     4.52
Health Care                                    2.62
Telecommunication Services                     0.83
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Amazon.com, Inc.                              10.18%
Facebook, Inc., Class A                       10.02
Alphabet, Inc., Class A                        5.10
Alphabet, Inc., Class C                        5.07
salesforce.com, Inc.                           4.90
Netflix, Inc.                                  4.73
PayPal Holdings, Inc.                          4.60
eBay, Inc.                                     3.91
Yahoo!, Inc.                                   3.81
LinkedIn Corp., Class A                        3.64
                                             -------
   Total                                      55.96%
                                             =======

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   JUNE 19, 2006 - DECEMBER 31, 2015

               First Trust                Dow Jones                                 S&P Composite 1500
            Dow Jones Internet        Internet Composite        S&P 500(R)        Information Technology
                Index Fund                Index(SM)               Index                   Index
06/06            $10,000                   $10,000               $10,000                 $10,000
12/06             11,285                    11,315                11,554                  11,574
06/07             12,975                    13,044                12,358                  12,716
12/07             12,545                    12,651                12,189                  13,360
06/08             11,203                    11,327                10,736                  11,638
12/08              7,023                     7,114                 7,679                   7,629
06/09              9,374                     9,524                 7,922                   9,506
12/09             12,587                    12,825                 9,711                  12,286
06/10             11,980                    12,222                 9,065                  11,055
12/10             17,197                    17,603                11,174                  13,776
06/11             18,186                    18,661                11,847                  14,115
12/11             16,209                    16,702                11,410                  13,930
06/12             17,741                    18,335                12,493                  15,702
12/12             19,590                    20,315                13,236                  15,985
06/13             22,779                    23,687                15,065                  17,061
12/13             30,050                    31,357                17,523                  20,620
06/14             29,906                    31,260                18,773                  22,362
12/14             30,779                    32,232                19,922                  24,527
06/15             33,731                    35,420                20,167                  24,846
12/15             37,479                    39,457                20,197                  25,899

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             151             0              0            0
01/01/12 - 12/31/12             122             0              0            0
01/01/13 - 12/31/13             200             0              0            0
01/01/14 - 12/31/14             148             0              0            0
01/01/15 - 12/31/15             201             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             101             0              0            0
01/01/12 - 12/31/12             128             0              0            0
01/01/13 - 12/31/13              52             0              0            0
01/01/14 - 12/31/14             104             0              0            0
01/01/15 - 12/31/15              51             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

The First Trust Capital Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index(TM) (the "Index"). The Index is initially equally-weighted and is made up of the top 50 stocks out of the universe of the largest 500 U.S. companies included in the Nasdaq US Benchmark Index, ranked by one- and three-year daily volatility. Companies with less than $1 billion in cash and short term investments, companies with long-term debt divided by market capitalization greater than 30%, and companies with return on equity less than 15% are excluded from the Index. The Index is reconstituted and rebalanced on a quarterly basis. The Fund's shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was July 11, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (7/6/06)        Ended        (7/6/06)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          1.64%        12.70%         8.75%         81.81%        121.56%
Market Value                                                 1.51%        12.69%         8.75%         81.73%        121.57%

INDEX PERFORMANCE
The Capital Strength Index(TM)*                              2.31%         N/A            N/A           N/A            N/A
S&P 500 Value Index                                         -3.13%        10.96%         5.37%         68.23%         64.27%
S&P 500(R) Index                                             1.38%        12.57%         7.37%         80.75%         96.39%
----------------------------------------------------------------------------------------------------------------------------------

* On June 4, 2013, the Fund's underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLT(TM) to The Capital Strength Index(TM). On June 18, 2010, the Fund's underlying index changed from the Deutsche Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S. Value Index, Powered by HOLT(TM). Therefore, the Fund's performance and total returns shown for the period prior to June 4, 2013, are not necessarily indicative of the performance of the Fund based on its current index, would have generated. Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for some of the periods disclosed.

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 1.64% during the 12-month period covered by this report. During the same period, the S&P 500 Value Index ("benchmark") generated a return of -3.13%. The Consumer Discretionary sector was the top-performing and top-contributing sector with a 12.5% return and 2.1% contribution. Within the Consumer Discretionary sector, Starbucks Corp. and McDonald's Corp., both within the Hotels Restaurants & Leisure industry, contributed 0.7% and 0.6%, respectively, to the Fund's return. The Energy sector was the worst-performing sector with a -8.5% return. The Energy sector was held at an average weighting of only 1.5%, so its contribution to return was limited to -0.14%. Exxon Mobil was the only Energy sector security held over the period. On a relative basis, the Fund outperformed the benchmark by 4.77%. Half of the outperformance (2.2%) was caused by the Consumer Discretionary sector, where the Fund was overweight by 7.3% and outperformed by 15.8%. The Health Care sector was the only sector to detract from relative performance. The Fund was overweight the Health Care sector by 3.3% and underperformed by -4.8%, leading to -0.3% of drag.

-----------------------------
"Credit Suisse," "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group AG, Credit Suisse Securities
(USA) LLC or one of their affiliates.

The Capital Strength Index(TM) is the trademark (the "Mark") of the Nasdaq OMX Group (" Nasdaq OMX"). The Mark is licensed for use by First Trust Portfolios L.P. The Fund has not been passed on by Nasdaq OMX as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by Nasdaq OMX. The Fund should not be construed in any way as investment advice by Nasdaq OMX. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND OR THE CAPITAL STRENGTH INDEX(TM).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   25.90%
Consumer Staples                              20.24
Consumer Discretionary                        16.06
Health Care                                   14.42
Information Technology                        13.15
Financials                                     5.79
Materials                                      4.44
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
E.I. du Pont de Nemours and Co.                2.29%
McDonald's Corp.                               2.22
Raytheon Co.                                   2.21
Kroger (The) Co.                               2.21
Cardinal Health, Inc.                          2.19
Waters Corp.                                   2.19
Illinois Tool Works, Inc.                      2.16
Monsanto Co.                                   2.15
Northrop Grumman Corp.                         2.13
Home Depot (The), Inc.                         2.12
                                             -------
   Total                                      21.87%
                                             =======

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JULY 6, 2006 - DECEMBER 31, 2015

            First Trust Capital        S&P 500 Value        S&P 500(R)
               Strength ETF                Index              Index
07/06             $10,000                 $10,000            $10,000
12/06              11,074                  11,294             11,235
06/07              12,444                  12,126             12,016
12/07              12,210                  11,519             11,852
06/08              11,253                   9,671             10,440
12/08               7,665                   7,002              7,467
06/09               8,640                   6,903              7,703
12/09              10,686                   8,484              9,443
06/10               9,880                   8,034              8,815
12/10              12,185                   9,765             10,866
06/11              13,144                  10,276             11,520
12/11              11,827                   9,718             11,095
06/12              12,469                  10,585             12,148
12/12              13,890                  11,436             12,871
06/13              16,203                  13,235             14,650
12/13              18,876                  15,093             17,039
06/14              19,929                  16,143             18,256
12/14              21,794                  16,957             19,373
06/15              21,757                  16,881             19,611
12/15              22,153                  16,425             19,640

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             129             0              0            0
01/01/12 - 12/31/12             147             0              0            0
01/01/13 - 12/31/13             134             0              0            0
01/01/14 - 12/31/14             108             9              0            0
01/01/15 - 12/31/15             190             2              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             123             0              0            0
01/01/12 - 12/31/12             103             0              0            0
01/01/13 - 12/31/13             117             1              0            0
01/01/14 - 12/31/14             131             4              0            0
01/01/15 - 12/31/15              57             3              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

The First Trust Total US Market AlphaDEX(R) ETF (formerly the First Trust Value Line(R) Equity Allocation Index Fund) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Total US Market Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to quantitatively identify and select stocks across market capitalizations (including large-cap, mid-cap and small-cap companies) that exhibit growth and value factors and appear to have the greatest potential for capital appreciation. The Index is a modified equal-dollar weighted index. The Index is reconstituted and balanced on a quarterly basis. The Fund's shares are listed for trading on the Nasdaq(R). The first day of secondary market trading in shares of the Fund was December 7, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (12/5/06)       Ended        (12/5/06)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          -5.99%        4.97%         3.52%         27.42%        36.87%
Market Value                                                 -6.07%        4.92%         3.51%         27.13%        36.78%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Total US Market Index*                    -5.10%        N/A            N/A           N/A           N/A
Russell 3000(R) Index                                         0.48%       12.18%         6.42%         77.64%        75.86%
Value Line(R) Equity Allocation Index*                         N/A         N/A            N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------

* On January 9, 2015, the Fund's underlying index changed from the Value Line(R) Equity Allocation Index to the NASDAQ AlphaDEX(R) Total US Market Index. Therefore, the Fund's performance and total returns shown for the period prior to January 9, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of September 8, 2014, it was not in existence for all of the periods disclosed. The Value Line(R) Equity Allocation Index is not shown above as the index terminated on January 9, 2015 and information on this index is no longer available.

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of -5.99% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index ("benchmark") generated a return of 0.48%. The top-contributing and second best-performing sector was the Consumer Staples sector with a 7.0% return and 0.3% contribution. Followed closely by the Health Care sector with a 7.5% return and 0.2% contribution. The Beverages industry, which was held at an average weighting of 0.8% and returned 35.4%, was the leading industry among the Consumer Staples sector. The Energy sector was the worst-performing sector with a -26.6% return. Among the Energy sector, the Oil Gas & Consumable Fuels industry was weighted at an average 6.5% over the period and contributed -1.6% from its -24.1% return. On a relative basis, the Fund underperformed the benchmark by -6.47%. With an average weighting of 17.9%, 4.7% higher than the benchmark, the Consumer Discretionary sector created -1.7% of drag over the period from being overweight and underperforming by -9.9%. Amazon.com, Inc., in particular, was the cause of -0.5% of relative underperformance. Amazon.com, Inc. was not added to the Fund until October 2015 so it did not participate as fully as the benchmark did in Amazon.com, Inc.'s upward momentum.

-----------------------------
The NASDAQ AlphaDEX(R) Total US Market Index (the "Index") is a trademark of The Nasdaq OMX Group and has been licensed for use by First Trust Portfolios L.P. AlphaDEX(R) is a trademark owned by First Trust Portfolios L.P. and has been licensed to The Nasdaq OMX Group for use in the name of the Index. The First Trust Total US Market AlphaDEX(R) ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group and The Nasdaq OMX Group makes no representation or warranty regarding the advisability of investing in the First Trust Total US Market AlphaDEX(R) ETF or as to the result to be obtained by any person from use of the Index in connection with the trading of the First Trust Total US Market AlphaDEX(R) ETF.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        19.82%
Information Technology                        16.73
Financials                                    16.55
Industrials                                   13.44
Health Care                                    8.08
Energy                                         7.06
Consumer Staples                               5.88
Utilities                                      5.66
Materials                                      5.38
Telecommunication Services                     1.40
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Amazon.com, Inc.                               0.53%
Valero Energy Corp.                            0.48
Baxter International, Inc.                     0.47
Yahoo!, Inc.                                   0.47
Intel Corp.                                    0.47
Chevron Corp.                                  0.46
Ulta Salon, Cosmetics & Fragrance, Inc.        0.46
eBay, Inc.                                     0.46
SanDisk Corp.                                  0.46
Marathon Petroleum Corp.                       0.46
                                             -------
   Total                                       4.72%
                                             =======


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            DECEMBER 5, 2006 - DECEMBER 31, 2015

                   First Trust
                 Total US Market        Russell 3000(R)
                 AlphaDEX(R) ETF             Index
12/5/06              $10,000                $10,000
12/06                  9,890                 10,008
06/07                 10,610                 10,720
12/07                 10,350                 10,522
06/08                  9,470                  9,360
12/08                  6,681                  6,597
06/09                  7,037                  6,874
12/09                  8,962                  8,466
06/10                  8,831                  7,954
12/10                 10,741                  9,900
06/11                 10,976                 10,529
12/11                  9,714                 10,001
06/12                  9,883                 10,933
12/12                 10,563                 11,643
06/13                 12,087                 13,280
12/13                 14,223                 15,550
06/14                 14,940                 16,629
12/14                 14,559                 17,502
06/15                 14,731                 17,842
12/15                 13,687                 17,587

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             146             1              0            0
01/01/12 - 12/31/12             124             1              0            0
01/01/13 - 12/31/13             140             0              0            0
01/01/14 - 12/31/14             178             0              0            0
01/01/15 - 12/31/15             115            15              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             105             0              0            0
01/01/12 - 12/31/12             122             3              0            0
01/01/13 - 12/31/13             104             8              0            0
01/01/14 - 12/31/14              68             6              0            0
01/01/15 - 12/31/15             110            12              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks which Value Line, Inc.(R) gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above-average dividends and achieve capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the NYSE Arca.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                        AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                        1 Year      5 Years      10 Years      Inception      5 Years      10 Years      Inception
                                        Ended        Ended        Ended        (8/19/03)       Ended        Ended        (8/19/03)
                                       12/31/15     12/31/15     12/31/15     to 12/31/15     12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                      1.26%       12.49%       8.20%          9.16%         80.12%      119.93%        195.49%
Market Value                             1.26%       12.47%       9.68%          9.16%         80.00%      151.89%        195.49%

INDEX PERFORMANCE
Value Line(R) Dividend Index(TM)*        2.09%       13.41%        N/A            N/A          87.58%        N/A            N/A
S&P 500(R) Index                         1.38%       12.57%       7.31%          8.13%         80.75%      102.42%        162.93%
Dow Jones U.S. Select Dividend
   Index(SM)*                           -1.64%       12.78%       6.50%           N/A          82.47%       87.76%          N/A
-----------------------------------------------------------------------------------------------------------------------------------

      On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value ("NAV") include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through period end (12/31/15) were 82.68% and 83.56% at NAV and Market Value, respectively. That compares to an Index return of 96.14% for the same period. The average annual total returns for the period from the reorganization date (12/15/06) through period end (12/31/15) were 6.89% and 6.95% at NAV and Market Value, respectively. That compares to an Index return of 7.74% for the same period.

      NAV and Market Value returns assume that all distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to December 15, 2006, NAV and Market Value returns assumed that all distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE MKT) closing market price of the Predecessor FVD Fund.

* Performance data is not available for all the periods shown in the table because performance data does not exist for the periods shown.

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 1.26% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index ("benchmark") generated a return of 1.38%. The Consumer Staples sector was the Fund's best-performing sector with an 11.5% return and 1.5% contribution. Kraft Heinz Co. performed particularly well within the Consumer Staples sector with a 44.3% return and 0.2% contribution. The Energy sector was the Fund's worst-performing sector with a -19.8% return and -1.1% contribution. TransCanada Corp. performed particularly poorly within the Energy sector with a -30.7% return and -0.2% contribution. On a relative basis, the Fund underperformed the benchmark by -0.12%. The Fund was underweight the Consumer Discretionary sector by 6.0% and underperformed by -10.2% which created -1.2% of drag. The Financials sector, where the Fund outperformed the benchmark by 6.3%, created 1.1% of outperformance.

-----------------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                     23.77%
Financials                                    17.78
Industrials                                   14.29
Consumer Staples                              12.11
Information Technology                         8.86
Consumer Discretionary                         6.84
Health Care                                    6.83
Energy                                         4.79
Materials                                      3.17
Telecommunication Services                     1.56
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Weis Markets, Inc.                             0.56%
Hubbell, Inc.                                  0.55
Enbridge, Inc.                                 0.55
MDU Resources Group, Inc.                      0.55
New Jersey Resources Corp.                     0.55
Black Hills Corp.                              0.55
AbbVie, Inc.                                   0.55
Royal Dutch Shell PLC, Class B                 0.55
Fastenal Co.                                   0.54
Willis Towers Watson PLC                       0.54
                                             -------
   Total                                       5.49%
                                             =======

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  DECEMBER 31, 2005 - DECEMBER 31, 2015

            First Trust Value Line(R)   S&P 500(R)   Dow Jones U.S. Select
               Dividend Index Fund        Index       Dividend Index(SM)
12/05                $10,000             $10,000            $10,000
06/06                 10,575              10,271             10,501
12/06                 12,010              11,580             11,954
06/07                 12,333              12,386             12,454
12/07                 11,600              12,216             11,337
06/08                 10,470              10,761              8,910
12/08                  8,796               7,697              7,825
06/09                  8,690               7,940              6,844
12/09                 10,518               9,733              8,696
06/10                 10,215               9,086              8,584
12/10                 12,209              11,200             10,289
06/11                 13,202              11,874             11,152
12/11                 13,312              11,436             11,567
06/12                 14,155              12,521             12,323
12/12                 14,800              13,266             12,820
06/13                 16,856              15,099             14,596
12/13                 18,732              17,562             16,546
06/14                 20,329              18,816             18,178
12/14                 21,720              19,968             19,087
06/15                 21,268              20,214             18,406
12/15                 21,991              20,244             18,776

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             218             1              0            0
01/01/12 - 12/31/12             205             0              0            0
01/01/13 - 12/31/13             238             0              0            0
01/01/14 - 12/31/14             223             0              0            0
01/01/15 - 12/31/15             179             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             33              0              0            0
01/01/12 - 12/31/12             44              1              0            0
01/01/13 - 12/31/13             14              0              0            0
01/01/14 - 12/31/14             29              0              0            0
01/01/15 - 12/31/15             73              0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

The First Trust Value Line(R) 100 Exchange-Traded Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System (the "Ranking System"). At any one time only 100 stocks are assigned a #1 ranking in the Ranking System. The Index is rebalanced quarterly. The Fund's shares are listed for trading on the NYSE Arca.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                        AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                        1 Year      5 Years      10 Years      Inception      5 Years      10 Years      Inception
                                        Ended        Ended        Ended        (6/12/03)       Ended        Ended        (6/12/03)
                                       12/31/15     12/31/15     12/31/15     to 12/31/15     12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                     -3.13%        8.49%       3.59%          5.64%         50.29%       42.30%         99.26%
Market Value                            -3.13%        8.48%       4.56%          5.64%         50.22%       56.25%         99.16%

INDEX PERFORMANCE
Value Line(R) 100 Index                 -2.31%        9.48%        N/A            N/A          57.28%        N/A            N/A
Russell 3000(R)- Index                   0.48%       12.18%       7.35%          8.38%         77.64%      103.33%        174.58%
-----------------------------------------------------------------------------------------------------------------------------------

      On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund," a closed-end fund), which had an inception date of June 12, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund. The inception date of the Index was January 16, 2007. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end (12/31/15) were 20.95% and 20.89% at NAV and Market Value, respectively. That compares to an Index return of 30.09% for that same period. The average annual total returns for the period from the reorganization date (6/15/07) through period end (12/31/15) were 2.25% and 2.25% at NAV and Market Value, respectively. That compares to an Index return of 3.13% for the same period.

      NAV and Market Value returns assume that all distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to June 15, 2007, NAV and Market Value returns assumed that all distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE MKT) closing market price of the Predecessor FVL Fund.

* Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of -3.13% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index ("benchmark") generated a return of 0.48%. The Consumer Staples sector was the top-performing and top-contributing sector to the Fund's return over the period. On average, the Consumer Staples sector was held at an 8.6% weighting, returned 15.3%, and contributed 1.4% to the Fund's return. National Beverage Corp. was the best-performing security within the Consumer Staples sector with a 58.6% return and 0.5% contribution to the Fund's return. The Industrial sector was the worst-performing sector with a -10.1% return and -2.2% contribution to the Fund's return. Greenbrier Cos., Inc. was the worst-performing security within the Industrials sector with a -37.8% return and -0.4% contribution to the Fund's return. On a relative basis, the Fund underperformed the benchmark by -3.61%. The Industrials sector led to -2.2% of the underperformance due to the Fund being 14.9% overweight the sector and returning -6.3% less than the benchmark. The Fund recaptured 1.5% of relative performance within the Energy sector, where the Fund allocated 2.1% versus the benchmark at 6.9% and returned -5.5% versus the benchmark at -23.2%.

-----------------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        24.85%
Industrials                                   20.30
Consumer Discretionary                        20.23
Health Care                                   11.37
Consumer Staples                              10.71
Financials                                    10.38
Materials                                      2.16
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
National Beverage Corp.                        1.56%
Hormel Foods Corp.                             1.31
Ulta Salon, Cosmetics & Fragrance, Inc.        1.22
Pool Corp.                                     1.20
Intercontinental Exchange, Inc.                1.18
Acuity Brands, Inc.                            1.17
Natus Medical, Inc.                            1.17
AutoZone, Inc.                                 1.16
Starbucks Corp.                                1.15
Cantel Medical Corp.                           1.14
                                             -------
   Total                                      12.26%
                                             =======

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  DECEMBER 31, 2005 - DECEMBER 31, 2015

                 First Trust Value Line(R) 100            Russell 3000(R)
                     Exchange-Traded Fund                      Index
12/05                       $10,000                           $10,000
06/06                        10,216                            10,323
12/06                        10,460                            11,571
06/07                        11,682                            12,394
12/07                        12,543                            12,166
06/08                        11,472                            10,822
12/08                         6,486                             7,627
06/09                         6,234                             7,946
12/09                         7,312                             9,787
06/10                         7,249                             9,195
12/10                         9,469                            11,444
06/11                        10,006                            12,171
12/11                         8,719                            11,561
06/12                         8,962                            12,638
12/12                         9,462                            13,458
06/13                        10,872                            15,350
12/13                        13,194                            17,973
06/14                        14,622                            19,220
12/14                        14,691                            20,229
06/15                        15,080                            20,621
12/15                        14,231                            20,333

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             137             2              0            0
01/01/12 - 12/31/12              73             0              0            0
01/01/13 - 12/31/13             100             0              0            0
01/01/14 - 12/31/14             165             0              0            0
01/01/15 - 12/31/15             130             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             111             2              0            0
01/01/12 - 12/31/12             177             0              0            0
01/01/13 - 12/31/13             152             0              0            0
01/01/14 - 12/31/14              87             0              0            0
01/01/15 - 12/31/15             122             0              0            0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2015 (UNAUDITED)

As a shareholder of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US IPO Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF, First Trust Total US Market AlphaDEX(R) ETF, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING           ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                   JULY 1, 2015     DECEMBER 31, 2015     PERIOD (a)       PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST DOW JONES SELECT MICROCAP INDEX
   FUND (FDM)
Actual                                               $1,000.00          $  955.90            0.60%            $2.96
Hypothetical (5% return before expenses)             $1,000.00          $1,022.18            0.60%            $3.06

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX
   FUND (FDL)
Actual                                               $1,000.00          $1,059.40            0.45%            $2.34
Hypothetical (5% return before expenses)             $1,000.00          $1,022.94            0.45%            $2.29

FIRST TRUST US IPO INDEX FUND (FPX)
Actual                                               $1,000.00          $  940.60            0.60%            $2.93
Hypothetical (5% return before expenses)             $1,000.00          $1,022.18            0.60%            $3.06

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX
   FUND (FBT)
Actual                                               $1,000.00          $  911.90            0.56%            $2.70
Hypothetical (5% return before expenses)             $1,000.00          $1,022.38            0.56%            $2.85

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
Actual                                               $1,000.00          $1,111.10            0.54%            $2.87
Hypothetical (5% return before expenses)             $1,000.00          $1,022.48            0.54%            $2.75

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
Actual                                               $1,000.00          $1,018.20            0.65%            $3.31
Hypothetical (5% return before expenses)             $1,000.00          $1,021.93            0.65%            $3.31

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING           ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                   JULY 1, 2015     DECEMBER 31, 2015     PERIOD (a)       PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST TOTAL US MARKET ALPHADEX(R)
   ETF (TUSA)
Actual                                               $1,000.00          $  929.20           0.70%             $3.40
Hypothetical (5% return before expenses)             $1,000.00          $1,021.68           0.70%             $3.57

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX
   FUND (FVD)
Actual                                               $1,000.00          $1,034.00           0.70%             $3.59
Hypothetical (5% return before expenses)             $1,000.00          $1,021.68           0.70%             $3.57

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED
   FUND (FVL)
Actual                                               $1,000.00          $  943.70           0.70%             $3.43
Hypothetical (5% return before expenses)             $1,000.00          $1,021.68           0.70%             $3.57


(a) These expense ratios reflect expense cap for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1, 2015 through December 31, 2015), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 0.9%
       2,727 National Presto Industries, Inc.  $      225,959
       4,888 Sparton Corp. (a)                         97,711
       5,954 Vectrus, Inc. (a)                        124,379
                                               --------------
                                                      448,049
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.4%
       4,976 Park-Ohio Holdings Corp.                 183,017
                                               --------------
             AUTO COMPONENTS -- 2.7%
       9,971 Fox Factory Holding Corp. (a)            164,821
      24,622 Modine Manufacturing Co. (a)             222,829
       4,748 Shiloh Industries, Inc. (a)               24,879
      14,584 Stoneridge, Inc. (a)                     215,843
       2,043 Strattec Security Corp.                  115,409
      12,999 Superior Industries International,
                Inc.                                  239,442
      11,859 Tower International, Inc.                338,812
                                               --------------
                                                    1,322,035
                                               --------------
             AUTOMOBILES -- 0.6%
      15,159 Winnebago Industries, Inc.               301,664
                                               --------------
             BANKS -- 20.9%
       3,732 Access National Corp.                     76,357
       7,252 Arrow Financial Corp.                    197,037
      16,781 Banc of California, Inc.                 245,338
       3,065 Bank of Marin Bancorp                    163,671
       3,369 Bar Harbor Bankshares                    115,961
       5,567 Bridge Bancorp, Inc.                     169,404
       8,874 Bryn Mawr Bank Corp.                     254,861
       4,070 Camden National Corp.                    179,446
      17,175 Cascade Bancorp (a)                      104,252
      25,545 CenterState Banks, Inc.                  399,779
      20,536 CoBiz Financial, Inc.                    275,593
       9,252 Community Trust Bancorp, Inc.            323,450
      11,249 Enterprise Financial Services
                Corp.                                 318,909
       4,002 Farmers Capital Bank Corp. (a)           108,494
      10,108 Fidelity Southern Corp.                  225,510
       7,574 Financial Institutions, Inc.             212,072
      10,449 First Bancorp                            195,814
      13,380 First Busey Corp.                        276,029
       4,446 First Business Financial Services,
                Inc.                                  111,195
       8,788 First Community Bancshares, Inc.         163,720
       7,939 First Connecticut Bancorp, Inc.          138,218
       6,495 First Financial Corp.                    220,635
      15,225 Flushing Financial Corp.                 329,469
       1,478 Franklin Financial Network,
                Inc. (a)                               46,380
       6,937 German American Bancorp, Inc.            231,141
       5,455 Great Southern Bancorp, Inc.             246,893
       5,984 Green Bancorp, Inc. (a)                   62,712
       8,545 Guaranty Bancorp                         141,334
      16,836 Heritage Financial Corp.                 317,190
       9,328 HomeTrust Bancshares, Inc. (a)           188,892
       4,894 Horizon Bancorp                          136,836
      12,527 Independent Bank Corp.                   190,786
      19,805 Lakeland Bancorp, Inc.                   233,501
      14,651 Macatawa Bank Corp.                       88,639


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
      11,517 MainSource Financial Group, Inc.  $      263,509
       9,138 Mercantile Bank Corp.                    224,247
       7,320 Metro Bancorp, Inc.                      229,702
       5,362 MidSouth Bancorp, Inc.                    48,687
      20,986 NewBridge Bancorp                        255,610
       3,624 Northrim BanCorp, Inc.                    96,398
       4,202 Old Line Bancshares, Inc.                 73,829
      16,564 Old Second Bancorp, Inc. (a)             129,862
      10,457 Pacific Continental Corp.                155,600
      12,085 Pacific Premier Bancorp, Inc. (a)        256,806
      24,683 Park Sterling Corp.                      180,680
       7,727 Peapack-Gladstone Financial Corp.        159,331
      10,341 Peoples Bancorp, Inc.                    194,824
       5,937 QCR Holdings, Inc.                       144,210
       4,913 Republic Bancorp, Inc., Class A          129,752
      14,086 Seacoast Banking Corp. of
                Florida (a)                           211,008
       6,029 Sierra Bancorp                           106,412
      11,127 TriCo Bancshares                         305,325
      12,125 TriState Capital Holdings,
                Inc. (a)                              169,629
       8,615 Triumph Bancorp, Inc. (a)                142,148
       8,337 Univest Corp. of Pennsylvania            173,910
                                               --------------
                                                   10,340,997
                                               --------------
             BEVERAGES -- 0.4%
       7,547 MGP Ingredients, Inc.                    195,845
                                               --------------
             BUILDING PRODUCTS -- 1.3%
      16,567 Gibraltar Industries, Inc. (a)           421,465
       9,649 Insteel Industries, Inc.                 201,857
                                               --------------
                                                      623,322
                                               --------------
             CAPITAL MARKETS -- 1.6%
       8,656 INTL FCStone, Inc. (a)                   289,630
       8,301 Manning & Napier, Inc.                    70,475
       5,660 Oppenheimer Holdings, Inc.,
                Class A                                98,371
       8,532 Piper Jaffray Cos. (a)                   344,693
                                               --------------
                                                      803,169
                                               --------------
             CHEMICALS -- 2.5%
       4,029 Core Molding Technologies,
                Inc. (a)                               51,692
      12,770 FutureFuel Corp.                         172,395
       5,333 Hawkins, Inc.                            190,761
       4,203 KMG Chemicals, Inc.                       96,753
      25,742 OMNOVA Solutions, Inc. (a)               157,798
      24,087 Rayonier Advanced Materials, Inc.        235,812
      10,856 Trecora Resources (a)                    134,506
      13,954 Tredegar Corp.                           190,054
                                               --------------
                                                    1,229,771
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.0%
      14,501 Ennis, Inc.                              279,144
      21,806 InnerWorkings, Inc. (a)                  163,545
      17,868 Kimball International,
                Inc., Class B                         174,570
      10,117 SP Plus Corp. (a)                        241,796
      15,766 TRC Cos., Inc. (a)                       145,836
                                               --------------
                                                    1,004,891
                                               --------------


                        See Notes to Financial Statements                Page 25

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS EQUIPMENT
                -- 1.5%
       4,966 Bel Fuse, Inc., Class B           $       85,862
      20,537 CalAmp Corp. (a)                         409,302
       9,072 Comtech Telecommunications
                Corp.                                 182,257
       3,393 TESSCO Technologies, Inc.                 66,062
                                               --------------
                                                      743,483
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 1.4%
       7,064 Argan, Inc.                              228,873
      21,354 Furmanite Corp. (a)                      142,218
      11,583 MYR Group, Inc. (a)                      238,726
      15,327 Orion Marine Group, Inc. (a)              63,913
                                               --------------
                                                      673,730
                                               --------------
             CONSUMER FINANCE -- 0.6%
      10,491 Consumer Portfolio Services,
                Inc. (a)                               54,448
      15,017 Enova International, Inc. (a)             99,263
       6,565 Nicholas Financial, Inc. (a)              76,482
       5,949 Regional Management Corp. (a)             92,031
                                               --------------
                                                      322,224
                                               --------------
             CONTAINERS & PACKAGING -- 0.9%
       2,236 AEP Industries, Inc. (a)                 172,507
      12,530 Myers Industries, Inc.                   166,900
       3,489 UFP Technologies, Inc. (a)                83,108
                                               --------------
                                                      422,515
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.9%
       9,517 Bridgepoint Education, Inc. (a)           72,424
       9,303 Carriage Services, Inc.                  224,202
       3,942 Collectors Universe, Inc.                 61,101
      17,939 K12, Inc. (a)                            157,863
       6,195 Strayer Education, Inc. (a)              372,444
      11,845 Universal Technical Institute,
                Inc.                                   55,198
                                               --------------
                                                      943,232
                                               --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.4%
      13,492 GAIN Capital Holdings, Inc.              109,420
       5,094 Marlin Business Services Corp.            81,810
                                               --------------
                                                      191,230
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.5%
       6,442 Hawaiian Telcom Holdco, Inc. (a)         160,148
       9,532 IDT Corp., Class B                       111,143
      18,964 Inteliquent, Inc.                        336,991
      12,905 Lumos Networks Corp. (a)                 144,536
                                               --------------
                                                      752,818
                                               --------------
             ELECTRIC UTILITIES -- 0.5%
       7,384 Unitil Corp.                             264,938
                                               --------------
             ELECTRICAL EQUIPMENT -- 0.2%
       3,446 Allied Motion Technologies, Inc.          90,216
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.2%
      18,336 CTS Corp.                         $      323,447
      21,732 Daktronics, Inc.                         189,503
       9,895 Electro Rent Corp.                        91,034
       3,279 ePlus, Inc. (a)                          305,800
      17,581 GSI Group, Inc. (a)                      239,453
      12,368 Kimball Electronics, Inc. (a)            135,924
      21,673 Newport Corp. (a)                        343,951
      11,378 Park Electrochemical Corp.               171,353
      10,102 PC Connection, Inc.                      228,709
       6,823 Vishay Precision Group, Inc. (a)          77,236
                                               --------------
                                                    2,106,410
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.6%
      17,925 Hornbeck Offshore Services,
                Inc. (a)                              178,175
       7,161 Natural Gas Services Group,
                Inc. (a)                              159,690
      47,277 Newpark Resources, Inc. (a)              249,623
      69,204 Parker Drilling Co. (a)                  125,951
       3,703 PHI, Inc. (a)                             60,766
                                               --------------
                                                      774,205
                                               --------------
             FOOD & STAPLES RETAILING -- 0.6%
      10,487 Chefs' Warehouse (The), Inc. (a)         174,923
       3,923 Village Super Market, Inc.,
                Class A                               103,371
                                               --------------
                                                      278,294
                                               --------------
             FOOD PRODUCTS -- 1.9%
       1,535 Alico, Inc.                               59,389
       3,185 Farmer Bros. Co. (a)                     102,780
      11,017 Inventure Foods, Inc. (a)                 78,221
       4,802 John B. Sanfilippo & Son, Inc.           259,452
      15,177 Landec Corp. (a)                         179,544
      12,498 Omega Protein Corp. (a)                  277,455
                                               --------------
                                                      956,841
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 0.2%
       5,774 Exactech, Inc. (a)                       104,798
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.0%
       3,718 Addus HomeCare Corp. (a)                  86,555
       4,636 Almost Family, Inc. (a)                  177,234
       5,752 CorVel Corp. (a)                         252,628
      25,070 Five Star Quality Care, Inc. (a)          79,723
       5,382 Landauer, Inc.                           177,175
      13,287 Triple-S Management Corp.,
                Class B (a)                           317,692
       6,978 U.S. Physical Therapy, Inc.              374,579
                                               --------------
                                                    1,465,586
                                               --------------
             HEALTH CARE TECHNOLOGY -- 0.6%
       5,906 Computer Programs and Systems,
                Inc.                                  293,824
                                               --------------


Page 26                 See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE
                -- 1.9%
       7,775 Bravo Brio Restaurant Group,
                Inc. (a)                       $       69,975
      13,094 Del Frisco's Restaurant Group,
                Inc. (a)                              209,766
      10,619 Marcus (The) Corp.                       201,442
       6,010 Monarch Casino & Resort, Inc. (a)        136,547
      19,668 Ruth's Hospitality Group, Inc.           313,115
                                               --------------
                                                      930,845
                                               --------------
             HOUSEHOLD DURABLES -- 2.9%
       5,713 Bassett Furniture Industries, Inc.       143,282
       4,652 Cavco Industries, Inc. (a)               387,558
       7,966 Century Communities, Inc. (a)            141,078
       3,439 Flexsteel Industries, Inc.               151,935
       6,074 Hooker Furniture Corp.                   153,308
       8,094 LGI Homes, Inc. (a)                      196,927
       7,310 New Home Co., (The), Inc. (a)             94,738
      16,565 ZAGG, Inc. (a)                           181,221
                                               --------------
                                                    1,450,047
                                               --------------
             HOUSEHOLD PRODUCTS -- 0.8%
      18,355 Central Garden & Pet Co.,
                Class A (a)                           249,628
       5,077 Orchids Paper Products Co.               156,981
                                               --------------
                                                      406,609
                                               --------------
             INSURANCE -- 1.1%
       7,276 Federated National Holding Co.           215,079
       5,079 HCI Group, Inc.                          177,003
      17,746 State National Cos., Inc.                174,088
                                               --------------
                                                      566,170
                                               --------------
             INTERNET & CATALOG RETAIL -- 0.4%
      11,318 PetMed Express, Inc.                     193,991
                                               --------------
             INTERNET SOFTWARE & SERVICES
                -- 0.8%
      23,669 DHI Group, Inc. (a)                      217,045
      13,731 Liquidity Services, Inc. (a)              89,251
       8,325 United Online, Inc. (a)                   98,152
                                               --------------
                                                      404,448
                                               --------------
             IT SERVICES -- 1.7%
      14,032 Hackett Group (The), Inc.                225,494
      16,503 Information Services Group, Inc.          59,741
      32,619 Lionbridge Technologies, Inc. (a)        160,160
      19,844 Perficient, Inc. (a)                     339,729
      24,121 Planet Payment, Inc. (a)                  73,569
                                               --------------
                                                      858,693
                                               --------------
             LEISURE PRODUCTS -- 0.5%
       8,799 JAKKS Pacific, Inc. (a)                   70,040
      10,046 Malibu Boats, Inc., Class A (a)          164,453
                                               --------------
                                                      234,493
                                               --------------
             MACHINERY -- 4.7%
       5,263 Alamo Group, Inc.                        274,202
      11,294 Columbus McKinnon Corp.                  213,457
      14,830 Commercial Vehicle Group, Inc. (a)        40,931
      12,578 Douglas Dynamics, Inc.                   265,018


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MACHINERY (CONTINUED)
      12,083 Global Brass & Copper Holdings,
                Inc.                           $      257,368
       5,590 Graham Corp.                              94,024
       3,681 Hurco Cos., Inc.                          97,767
       6,056 Kadant, Inc.                             245,934
       9,574 Lydall, Inc. (a)                         339,686
       6,372 Miller Industries, Inc.                  138,782
      15,078 NN, Inc.                                 240,343
       5,421 Twin Disc, Inc.                           57,029
       6,190 Xerium Technologies, Inc. (a)             73,352
                                               --------------
                                                    2,337,893
                                               --------------
             MEDIA -- 0.6%
      13,518 Entercom Communications Corp.,
                Class A (a)                           151,807
      28,503 Lee Enterprises, Inc. (a)                 47,885
       8,997 Reading International, Inc.,
                Class A (a)                           117,951
                                               --------------
                                                      317,643
                                               --------------
             METALS & MINING -- 1.2%
       6,992 Haynes International, Inc.               256,536
      11,237 Materion Corp.                           314,636
                                               --------------
                                                      571,172
                                               --------------
             PERSONAL PRODUCTS -- 0.7%
       5,219 Medifast, Inc.                           158,553
       3,988 Natural Health Trends Corp.              133,718
       9,639 Synutra International, Inc. (a)           45,400
                                               --------------
                                                      337,671
                                               --------------
             PHARMACEUTICALS -- 0.5%
      28,232 SciClone Pharmaceuticals, Inc. (a)       259,734
                                               --------------
             PROFESSIONAL SERVICES -- 3.3%
      27,614 CBIZ, Inc. (a)                           272,274
       5,096 CRA International, Inc. (a)               95,040
       8,291 Franklin Covey Co. (a)                   138,791
       9,567 GP Strategies Corp. (a)                  240,227
       9,709 Heidrick & Struggles International,
                Inc.                                  264,279
      16,690 Kelly Services, Inc., Class A            269,544
      20,867 Resources Connection, Inc.               340,967
                                               --------------
                                                    1,621,122
                                               --------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 7.0%
      15,963 AG Mortgage Investment Trust, Inc.       204,965
      17,833 Apollo Residential Mortgage, Inc.        213,104
      23,192 Arbor Realty Trust, Inc.                 165,823
      16,073 Ares Commercial Real Estate Corp.        183,875
      16,643 Armada Hoffler Properties, Inc.          174,419
     106,191 Chimera Investment Corp.               1,448,445
       3,695 Ellington Residential Mortgage
                REIT                                   45,633
      25,866 Hersha Hospitality Trust                 562,844
      18,847 Resource Capital Corp.                   240,488
      23,551 Western Asset Mortgage Capital
                Corp.                                 240,691
                                               --------------
                                                    3,480,287
                                               --------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.7%
       9,461 RE/MAX Holdings, Inc., Class A    $      352,895
                                               --------------
             ROAD & RAIL -- 1.3%
      15,648 Celadon Group, Inc.                      154,759
       6,795 Covenant Transportation Group,
                Inc., Class A (a)                     128,357
      13,412 Marten Transport Ltd.                    237,392
       1,639 P.A.M. Transportation Services,
                Inc. (a)                               45,220
       4,464 Universal Truckload Services, Inc.        62,675
                                               --------------
                                                      628,403
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.7%
       7,476 Cascade Microtech, Inc. (a)              121,485
      13,945 Cohu, Inc.                               168,316
      13,963 IXYS Corp.                               176,353
      42,257 Mattson Technology, Inc. (a)             149,167
      37,512 Photronics, Inc. (a)                     467,024
      18,121 Ultra Clean Holdings, Inc. (a)            92,780
      30,253 Xcerra Corp. (a)                         183,031
                                               --------------
                                                    1,358,156
                                               --------------
             SOFTWARE -- 0.5%
      14,633 American Software, Inc., Class A        148,964
       5,068 QAD, Inc., Class A                      103,995
                                               --------------
                                                     252,959
                                               --------------
             SPECIALTY RETAIL -- 2.8%
      10,368 Big 5 Sporting Goods Corp.               103,576
       8,469 Build-A-Bear Workshop, Inc. (a)          103,661
       8,737 Citi Trends, Inc.                        185,661
      11,292 Haverty Furniture Cos., Inc.             242,100
       8,841 Kirkland's, Inc.                         128,195
       8,282 Shoe Carnival, Inc.                      192,142
      12,979 Sportsman's Warehouse Holdings,
                Inc. (a)                              167,429
      17,989 Stage Stores, Inc.                       163,880
      16,423 Stein Mart, Inc.                         110,527
                                               --------------
                                                    1,397,171
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.7%
       5,268 Culp, Inc.                               134,176
       9,205 Movado Group, Inc.                       236,661
       6,646 Perry Ellis International,
                Inc. (a)                              122,419
       3,911 Rocky Brands, Inc.                        45,211
       4,593 Superior Uniform Group, Inc.              77,989
       8,404 Unifi, Inc. (a)                          236,573
                                               --------------
                                                      853,029
                                               --------------
             THRIFTS & MORTGAGE FINANCE
                -- 4.7%
      23,766 Bank Mutual Corp.                        185,375
      17,184 Dime Community Bancshares, Inc.          300,548
       5,251 Federal Agricultural Mortgage
                Corp., Class C                        165,774
       5,154 First Defiance Financial Corp.           194,718


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE
                (CONTINUED)
      11,659 HomeStreet, Inc. (a)              $      253,117
       4,176 Impac Mortgage Holdings, Inc. (a)         75,168
       3,727 Meta Financial Group, Inc.               171,181
       7,669 OceanFirst Financial Corp.               153,610
       4,514 Territorial Bancorp, Inc.                125,218
      53,428 TrustCo Bank Corp. NY                    328,048
      26,756 United Community Financial Corp.         157,861
      14,508 Waterstone Financial, Inc.               204,563
                                               --------------
                                                    2,315,181
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.4%
       9,548 BMC Stock Holdings, Inc. (a)             159,929
       7,119 DXP Enterprises, Inc. (a)                162,313
      17,716 H&E Equipment Services, Inc.             309,676
       9,418 Houston Wire & Cable Co.                  49,727
                                               --------------
                                                      681,645
                                               --------------
             WATER UTILITIES -- 1.0%
       9,108 Middlesex Water Co.                      241,726
       9,390 SJW Corp.                                278,414
                                               --------------
                                                      520,140
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.6%
       9,347 NTELOS Holdings Corp. (a)                 85,431
      11,799 Spok Holdings, Inc.                      216,158
                                               --------------
                                                      301,589
                                               --------------
             TOTAL INVESTMENTS -- 99.8%            49,469,090
             (Cost $48,549,924) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                    82,292
                                               --------------
             NET ASSETS -- 100.0%              $   49,551,382
                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $49,518,297. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,960,967 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,010,174.


Page 28                 See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  49,469,090     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 29

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.7%
             AEROSPACE & DEFENSE -- 1.5%
      61,363 Lockheed Martin Corp.             $   13,324,976
                                               --------------
             BANKS -- 2.5%
      28,055 Community Bank System, Inc.            1,120,517
     133,772 F.N.B. Corp.                           1,784,518
     121,601 FirstMerit Corp.                       2,267,859
      62,641 Hancock Holding Co.                    1,576,674
     108,658 National Penn Bancshares, Inc.         1,339,753
      84,757 Old National Bancorp                   1,149,305
      68,194 PacWest Bancorp                        2,939,161
      10,963 Park National Corp.                      991,932
     180,883 People's United Financial, Inc.        2,921,260
      56,113 Trustmark Corp.                        1,292,844
     149,773 Umpqua Holdings Corp.                  2,381,391
      45,875 United Bankshares, Inc.                1,696,916
                                               --------------
                                                   21,462,130
                                               --------------
             BEVERAGES -- 4.2%
     857,192 Coca-Cola (The) Co.                   36,824,968
                                               --------------
             CAPITAL MARKETS -- 0.2%
      75,322 Waddell & Reed Financial, Inc.,
                Class A                             2,158,729
                                               --------------
             CHEMICALS -- 1.5%
     251,588 Dow Chemical (The) Co.                12,951,750
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.3%
     198,343 R.R. Donnelley & Sons Co.              2,919,609
                                               --------------
             CONTAINERS & PACKAGING -- 0.3%
      45,056 Packaging Corp. of America             2,840,781
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 16.8%
   2,382,517 AT&T, Inc.                            81,982,410
   1,408,766 Verizon Communications, Inc.          65,113,165
                                               --------------
                                                  147,095,575
                                               --------------
             ELECTRIC UTILITIES -- 9.9%
      39,391 ALLETE, Inc.                           2,002,244
     159,561 American Electric Power Co., Inc.      9,297,619
     246,715 Duke Energy Corp.                     17,612,984
      82,767 Entergy Corp.                          5,657,952
     100,517 Eversource Energy                      5,133,403
      99,184 Great Plains Energy, Inc.              2,708,715
      84,963 Hawaiian Electric Industries, Inc.     2,459,679
     128,269 Pepco Holdings, Inc.                   3,336,277
      53,812 Pinnacle West Capital Corp.            3,469,798
      61,435 Portland General Electric Co.          2,234,391
     251,228 PPL Corp.                              8,574,412
     330,035 Southern (The) Co.                    15,442,338
      70,582 Westar Energy, Inc.                    2,993,383
     167,898 Xcel Energy, Inc.                      6,029,217
                                               --------------
                                                   86,952,412
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.5%
      68,191 Helmerich & Payne, Inc.                3,651,628
     183,364 National Oilwell Varco, Inc.           6,140,860


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
     211,989 Noble Corp. PLC                   $    2,236,484
     134,955 Tidewater, Inc.                          939,287
                                               --------------
                                                   12,968,259
                                               --------------
             FOOD & STAPLES RETAILING -- 0.7%
     140,786 Sysco Corp.                            5,772,226
                                               --------------
             FOOD PRODUCTS -- 0.2%
      49,212 B&G Foods, Inc.                        1,723,404
                                               --------------
             GAS UTILITIES -- 1.7%
      50,634 AGL Resources, Inc.                    3,230,956
      29,606 Laclede Group (The), Inc.              1,758,892
      22,164 Northwest Natural Gas Co.              1,121,720
      38,838 Piedmont Natural Gas Co., Inc.         2,214,543
     134,455 Questar Corp.                          2,619,183
      66,415 South Jersey Industries, Inc.          1,562,081
      32,341 WGL Holdings, Inc.                     2,037,160
                                               --------------
                                                   14,544,535
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.2%
      55,737 Darden Restaurants, Inc.               3,547,103
     203,235 McDonald's Corp.                      24,010,183
                                               --------------
                                                   27,557,286
                                               --------------
             HOUSEHOLD DURABLES -- 0.7%
      84,289 Garmin Ltd.                            3,133,022
      33,491 M.D.C. Holdings, Inc.                    855,025
      43,976 Tupperware Brands Corp.                2,447,265
                                               --------------
                                                    6,435,312
                                               --------------
             HOUSEHOLD PRODUCTS -- 7.1%
      84,678 Kimberly-Clark Corp.                  10,779,510
     649,381 Procter & Gamble (The) Co.            51,567,345
                                               --------------
                                                   62,346,855
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 7.1%
   1,983,020 General Electric Co.                  61,771,073
                                               --------------
             INSURANCE -- 0.9%
      55,751 Cincinnati Financial Corp.             3,298,787
      14,132 Erie Indemnity Co., Class A            1,351,584
     147,483 Old Republic International Corp.       2,747,608
      31,712 OneBeacon Insurance Group Ltd.,
                Class A                               393,546
                                               --------------
                                                    7,791,525
                                               --------------
             MACHINERY -- 1.6%
     207,592 Caterpillar, Inc.                     14,107,952
                                               --------------
             MEDIA -- 0.3%
      31,702 Meredith Corp.                         1,371,112
      68,113 Regal Entertainment Group,
                Class A                             1,285,292
                                               --------------
                                                    2,656,404
                                               --------------
             MULTI-UTILITIES -- 8.9%
      53,224 Alliant Energy Corp.                   3,323,839
      99,018 Ameren Corp.                           4,280,548
      51,054 Avista Corp.                           1,805,780
      41,358 Black Hills Corp.                      1,920,252


Page 30                 See Notes to Financial Statements

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTI-UTILITIES (CONTINUED)
     268,512 CenterPoint Energy, Inc.          $    4,929,880
     104,854 CMS Energy Corp.                       3,783,132
     106,127 Consolidated Edison, Inc.              6,820,782
     180,952 Dominion Resources, Inc.              12,239,593
      63,235 DTE Energy Co.                         5,070,815
     147,131 MDU Resources Group, Inc.              2,695,440
      36,179 NorthWestern Corp.                     1,962,711
     144,043 PG&E Corp.                             7,661,647
     179,878 Public Service Enterprise Group,
                Inc.                                6,959,480
      61,834 SCANA Corp.                            3,740,339
     110,591 TECO Energy, Inc.                      2,947,250
      58,162 Vectren Corp.                          2,467,232
     108,845 WEC Energy Group, Inc.                 5,584,837
                                               --------------
                                                   78,193,557
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 9.9%
   1,110,456 Exxon Mobil Corp.                     86,560,045
                                               --------------
             PAPER & FOREST PRODUCTS -- 0.1%
      24,856 Schweitzer-Mauduit International,
                Inc.                                1,043,703
                                               --------------
             PHARMACEUTICALS -- 5.5%
   1,499,565 Pfizer, Inc.                          48,405,958
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.0%
     100,032 Intersil Corp., Class A                1,276,408
      55,003 KLA-Tencor Corp.                       3,814,458
     103,216 Maxim Integrated Products, Inc.        3,922,208
                                               --------------
                                                    9,013,074
                                               --------------
             SOFTWARE -- 0.4%
     131,659 CA, Inc.                               3,760,181
                                               --------------
             SPECIALTY RETAIL -- 0.3%
      43,271 Abercrombie & Fitch Co., Class A       1,168,317
      62,963 Guess?, Inc.                           1,188,741
                                               --------------
                                                    2,357,058
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.2%
      49,961 Diebold, Inc.                          1,503,327
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.5%
     133,014 Coach, Inc.                            4,353,548
                                               --------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.7%
     292,896 New York Community Bancorp,
                Inc.                                4,780,063
      90,294 Northwest Bancshares, Inc.             1,209,036
                                               --------------
                                                    5,989,099
                                               --------------
             TOBACCO -- 9.7%
     550,813 Altria Group, Inc.                    32,062,825
     488,592 Philip Morris International, Inc.     42,952,123
     211,669 Reynolds American, Inc.                9,768,524
                                               --------------
                                                   84,783,472
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.3%
      63,575 Aircastle Ltd.                    $    1,328,082
      71,941 TAL International Group, Inc.          1,143,862
                                               --------------
                                                    2,471,944
                                               --------------

             TOTAL INVESTMENTS -- 99.7%           872,640,727
             (Cost $833,512,317) (a)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                 2,652,868
                                               --------------
             NET ASSETS -- 100.0%              $  875,293,595
                                               ==============

(a) Aggregate cost for federal income tax purposes is $838,033,775. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $58,563,387 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,956,435.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 872,640,727     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 31

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTO COMPONENTS -- 2.2%
     201,928 Delphi Automotive PLC             $   17,311,287
                                               --------------
             AUTOMOBILES -- 7.0%
   1,224,089 Fiat Chrysler Automobiles
                N.V. (a) (b)                       17,125,005
   1,121,916 General Motors Co.                    38,156,363
                                               --------------
                                                   55,281,368
                                               --------------
             BANKS -- 2.1%
     380,396 Citizens Financial Group, Inc.         9,962,571
     104,695 First Republic Bank                    6,916,152
                                               --------------
                                                   16,878,723
                                               --------------
             BIOTECHNOLOGY -- 12.2%
   1,178,561 AbbVie, Inc.                          69,817,954
     489,151 Baxalta, Inc.                         19,091,563
      16,077 Intercept Pharmaceuticals,
                Inc. (b)                            2,401,100
      25,203 Ophthotech Corp. (b)                   1,979,192
      27,997 Ultragenyx Pharmaceutical,
                Inc. (b)                            3,140,703
                                               --------------
                                                   96,430,512
                                               --------------
             BUILDING PRODUCTS -- 1.4%
      69,147 Allegion PLC                           4,558,170
     115,131 Fortune Brands Home & Security,
                Inc.                                6,389,771
                                               --------------
                                                   10,947,941
                                               --------------
             CAPITAL MARKETS -- 0.3%
      99,813 Virtu Financial, Inc., Class A         2,259,766
                                               --------------
             CHEMICALS -- 0.6%
     171,472 Axalta Coating Systems Ltd. (b)        4,569,729
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.0%
     118,910 ADT (The) Corp. (a)                    3,921,652
      99,155 KAR Auction Services, Inc.             3,671,709
                                               --------------
                                                    7,593,361
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 2.3%
      48,849 Arista Networks, Inc. (a) (b)          3,802,406
     137,459 CommScope Holding Co., Inc. (b)        3,558,814
      61,936 Palo Alto Networks, Inc. (b)          10,909,407
                                               --------------
                                                   18,270,627
                                               --------------
             CONSTRUCTION MATERIALS -- 0.2%
      72,151 Summit Materials, Inc.,
                Class A (c)                         1,445,906
                                               --------------
             CONSUMER FINANCE -- 3.6%
     347,316 Ally Financial, Inc. (b)               6,473,970
      96,955 OneMain Holdings, Inc. (b)             4,027,511
     601,142 Synchrony Financial (b)               18,280,728
                                               --------------
                                                   28,782,209
                                               --------------
             CONTAINERS & PACKAGING -- 0.4%
      86,513 Berry Plastics Group, Inc. (b)         3,130,040
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.1%
      43,284 Bright Horizons Family Solutions,
                Inc. (b)                       $    2,891,371
      96,823 Houghton Mifflin Harcourt
                Co. (b)                             2,108,805
      97,622 ServiceMaster Global Holdings,
                Inc. (b)                            3,830,687
                                               --------------
                                                    8,830,863
                                               --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.7%
     155,239 Voya Financial, Inc.                   5,729,871
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.6%
     176,536 Zayo Group Holdings, Inc. (b)          4,694,092
                                               --------------
             ELECTRICAL EQUIPMENT -- 0.4%
      63,147 SolarCity Corp. (a) (b)                3,221,760
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.6%
     122,037 CDW Corp.                              5,130,435
                                               --------------
             FOOD & STAPLES RETAILING -- 0.2%
      73,957 Performance Food Group Co. (b)         1,711,365
                                               --------------
             FOOD PRODUCTS -- 6.8%
     577,093 Kraft Heinz (The) Co.                 41,989,287
      84,067 Pinnacle Foods, Inc.                   3,569,485
      48,273 Post Holdings, Inc. (b)                2,978,444
     127,032 WhiteWave Foods (The) Co. (b)          4,942,815
                                               --------------
                                                   53,480,031
                                               --------------
             GAS UTILITIES -- 0.2%
      37,600 ONE Gas, Inc.                          1,886,392
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 0.7%
      46,396 Diplomat Pharmacy, Inc. (a) (b)        1,587,671
     103,637 Premier, Inc., Class A (b)             3,655,277
                                               --------------
                                                    5,242,948
                                               --------------
             HEALTH CARE TECHNOLOGY -- 0.8%
     236,896 IMS Health Holdings, Inc. (b)          6,033,741
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 5.3%
     173,403 Aramark                                5,592,247
      36,047 Dave & Buster's Entertainment,
                Inc. (b)                            1,504,602
     567,709 Hilton Worldwide Holdings, Inc.       12,148,973
     165,434 Norwegian Cruise Line Holdings
                Ltd. (b)                            9,694,432
     337,086 Restaurant Brands International,
                Inc. (a)                           12,593,533
                                               --------------
                                                   41,533,787
                                               --------------
             INTERNET & CATALOG RETAIL -- 2.1%
     102,284 Liberty Ventures, Series A (b)         4,614,031
     103,951 TripAdvisor, Inc. (b)                  8,861,823
      60,651 Wayfair, Inc., Class A (b)             2,888,201
                                               --------------
                                                   16,364,055
                                               --------------


Page 32                 See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INTERNET SOFTWARE & SERVICES
                -- 11.5%
     737,994 Facebook, Inc., Class A (b)       $   77,238,452
     112,400 GoDaddy, Inc., Class A (a) (b)         3,603,544
     175,371 Match Group, Inc. (a) (b)              2,376,277
     324,425 Twitter, Inc. (b)                      7,507,195
                                               --------------
                                                   90,725,468
                                               --------------
             IT SERVICES -- 6.9%
     110,168 Black Knight Financial Services,
                Inc., Class A (b)                   3,642,154
      39,394 Blackhawk Network Holdings,
                Inc. (b)                            1,741,609
      36,026 EPAM Systems, Inc. (b)                 2,832,364
     648,275 First Data Corp., Class A (b)         10,385,365
      23,713 Luxoft Holding, Inc. (b)               1,828,984
     612,802 PayPal Holdings, Inc. (b)             22,183,432
     200,097 Sabre Corp.                            5,596,713
     137,871 Vantiv, Inc., Class A (b)              6,537,843
                                               --------------
                                                   54,748,464
                                               --------------
             LEISURE PRODUCTS -- 0.2%
      44,920 Vista Outdoor, Inc. (b)                1,999,389
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.7%
      40,857 INC Research Holdings, Inc.,
                Class A (b)                         1,981,973
      54,071 PRA Health Sciences, Inc. (b)          2,447,794
      88,743 Quintiles Transnational Holdings,
                Inc. (b)                            6,093,095
      94,703 VWR Corp. (b)                          2,681,042
                                               --------------
                                                   13,203,904
                                               --------------
             MACHINERY -- 0.6%
     129,313 Xylem, Inc.                            4,719,925
                                               --------------
             MEDIA -- 2.4%
      52,188 AMC Networks, Inc., Class A (b)        3,897,400
      97,658 Gannett Co., Inc.                      1,590,849
      74,409 Liberty Broadband Corp.,
                Class A (b)                         3,843,225
     240,949 Liberty Media Corp., Class A (b)       9,457,248
                                               --------------
                                                   18,788,722
                                               --------------
             MULTILINE RETAIL -- 0.3%
      54,757 Burlington Stores, Inc. (b)            2,349,075
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 6.3%
     199,737 Antero Resources Corp. (a) (b)         4,354,267
     280,519 Columbia Pipeline Group, Inc.          5,610,380
      48,089 Diamondback Energy, Inc. (b)           3,217,154
     112,364 Parsley Energy, Inc., Class A (b)      2,073,116
      74,103 PBF Energy, Inc., Class A              2,727,731
     384,580 Phillips 66                           31,458,644
                                               --------------
                                                   49,441,292
                                               --------------
             PERSONAL PRODUCTS -- 0.8%
     250,213 Coty, Inc., Class A (a)                6,412,959
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             PHARMACEUTICALS -- 3.0%
      83,591 Mallinckrodt PLC (b)              $    6,238,397
     358,972 Zoetis, Inc.                          17,201,938
                                               --------------
                                                   23,440,335
                                               --------------
             PROFESSIONAL SERVICES -- 2.0%
     262,466 Nielsen Holdings PLC                  12,230,916
     131,402 TransUnion (b)                         3,622,753
                                               --------------
                                                   15,853,669
                                               --------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.5%
     105,640 Realogy Holdings Corp. (b)             3,873,819
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.0%
      38,263 M/A-COM Technology Solutions
                Holdings, Inc. (b)                  1,564,574
     166,423 NXP Semiconductors N.V. (d)           14,021,138
                                               --------------
                                                   15,585,712
                                               --------------
             SOFTWARE -- 4.8%
     150,443 Atlassian Corp. PLC,
                Class A (a) (b)                     4,525,325
     114,938 CDK Global, Inc.                       5,456,107
      51,541 Guidewire Software, Inc. (b)           3,100,707
      42,610 Paycom Software, Inc. (b)              1,603,414
      36,649 Paylocity Holding Corp. (b)            1,486,117
     114,630 ServiceNow, Inc. (b)                   9,922,373
      92,623 Splunk, Inc. (b)                       5,447,159
      52,219 Tableau Software, Inc.,
                Class A (b)                         4,920,074
      63,946 Zendesk, Inc. (b)                      1,690,732
                                               --------------
                                                   38,152,008
                                               --------------
             SPECIALTY RETAIL -- 0.9%
     150,650 Michaels Cos., (The), Inc. (b)         3,330,871
      30,047 Murphy USA, Inc. (b)                   1,825,055
      29,184 Restoration Hardware Holdings,
                Inc. (b)                            2,318,669
                                               --------------
                                                    7,474,595
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 2.8%
   1,301,304 Hewlett Packard Enterprise Co.        19,779,821
     137,080 Pure Storage, Inc.,
                Class A (a) (b)                     2,134,335
                                               --------------
                                                   21,914,156
                                               --------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.5%
     144,287 HD Supply Holdings, Inc. (b)           4,332,939
                                               --------------
             TOTAL COMMON STOCKS -- 100.0%        789,777,240
             (Cost $725,391,171)               --------------

             MONEY MARKET FUNDS -- 2.8%
  21,840,658 Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.12% (e) (f)                       21,840,658
             (Cost $21,840,658)                --------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

PRINCIPAL
  VALUE      DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.7%
$  1,554,056 JPMorgan Chase & Co., 0.23% (e),
               dated 12/31/15, due 01/04/16,
               with a maturity value of
               $1,554,096. Collateralized by
               U.S. Treasury Notes, interest
               rates of 1.250% to 1.625%, due
               04/30/19 to 02/29/20. The value
               of the collateral including
               accrued interest is
               $1,589,923. (f)                 $    1,554,056
  19,614,229 RBC Capital Markets LLC,
               0.26% (e), dated 12/31/15, due
               01/04/16, with a maturity value
               of $19,614,796. Collateralized
               by U.S. Treasury Notes, interest
               rates of 1.625% to 1.750%, due
               06/30/20 to 10/31/20. The value
               of the collateral including
               accrued interest is
               $20,027,393. (f)                    19,614,229
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 2.7%                            21,168,285
             (Cost $21,168,285)                --------------

             TOTAL INVESTMENTS -- 105.5%          832,786,183
             (Cost $768,400,114) (g)

             NET OTHER ASSETS AND
                LIABILITIES -- (5.5)%             (43,093,334)
                                               --------------
             NET ASSETS -- 100.0%              $  789,692,849
                                               ==============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $41,811,660 and the total value of the collateral held by the Fund is $43,008,943.

(b)   Non-income producing security.

(c) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the year ended December 31, 2015, the Fund received 1,086 PIK shares of Summit Materials, Inc., Class A.

(d) Non-income producing security which makes PIK distributions. For the year ended December 31, 2015, the Fund received 1 PIK share of NXP Semiconductors N.V.

(e)   Interest rate shown reflects yield as of December 31, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for federal income tax purposes is $772,353,832. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $81,728,278 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,295,927.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 789,777,240     $         --     $         --
Money Market Funds       21,840,658               --               --
Repurchase Agreements            --       21,168,285               --
                      -----------------------------------------------
Total Investments     $ 811,617,898     $ 21,168,285     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


Page 34                 See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $   41,811,660
Non-cash Collateral(2)                            (41,811,660)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $   21,168,285
Non-cash Collateral(4)                            (21,168,285)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 35

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS  -- 100.0%
             BIOTECHNOLOGY -- 78.7%
   1,463,946 Agios Pharmaceuticals,
                Inc. (a) (b)                   $   95,039,374
     645,748 Alexion Pharmaceuticals,
                Inc. (b)                          123,176,431
   1,693,076 Alkermes PLC (b)                     134,396,373
   1,223,535 Alnylam Pharmaceuticals,
                Inc. (b)                          115,183,585
     680,999 Amgen, Inc.                          110,546,568
     381,403 Biogen, Inc. (b)                     116,842,809
     954,140 BioMarin Pharmaceutical,
                Inc. (b)                           99,955,706
     881,135 Celgene Corp. (b)                    105,524,727
   7,424,420 Celldex Therapeutics, Inc. (a) (b)   116,414,906
   3,085,311 Cepheid (b)                          112,706,411
   3,704,752 Dyax Corp. (b)                       139,372,770
   1,009,536 Gilead Sciences, Inc.                102,154,948
   3,114,218 Grifols S.A., ADR                    100,900,663
     964,220 Incyte Corp. (b)                     104,569,659
     572,751 Intercept Pharmaceuticals,
                Inc. (a) (b)                       85,540,362
   2,327,482 Ionis Pharmaceuticals, Inc. (b)      144,140,960
   2,068,290 Juno Therapeutics, Inc. (a) (b)       90,942,711
   2,358,977 Medivation, Inc. (b)                 114,032,948
   2,642,138 Myriad Genetics, Inc. (a) (b)        114,034,676
  13,525,640 Novavax, Inc. (a) (b)                113,480,120
     201,395 Regeneron Pharmaceuticals,
                Inc. (b)                          109,331,304
   2,614,485 Seattle Genetics, Inc. (b)           117,338,087
     808,136 United Therapeutics Corp. (b)        126,562,179
     908,840 Vertex Pharmaceuticals, Inc. (b)     114,359,337
                                               --------------
                                                2,706,547,614
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 16.6%
   1,093,871 Bio-Techne Corp.                      98,448,390
   1,573,473 Charles River Laboratories
                International, Inc. (b)           126,491,494
     691,079 Illumina, Inc. (b)                   132,649,159
   4,068,344 QIAGEN N.V. (b)                      112,489,712
   1,451,373 Quintiles Transnational
                Holdings, Inc. (b)                 99,651,270
                                               --------------
                                                  569,730,025
                                               --------------
             PHARMACEUTICALS -- 4.7%
   9,546,577 Nektar Therapeutics (b)              160,859,823
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.0%                       3,437,137,462
             (Cost $3,169,905,351)             --------------

             MONEY MARKET FUNDS -- 4.6%
 158,753,150 Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.12% (c) (d)                      158,753,150
             (Cost $158,753,150)               --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 4.5%
$ 11,295,963 JPMorgan Chase & Co.,
               0.23% (c), dated 12/31/15, due
               01/04/16, with a maturity value
               of $11,296,252. Collateralized
               by U.S. Treasury Notes, interest
               rates of 1.250% to 1.625%, due
               04/30/19 to 02/29/20. The value
               of the collateral including
               accrued interest is
               $11,556,672. (d)                $   11,295,963
 142,569,912 RBC Capital Markets LLC,
               0.26% (c), dated 12/31/15, due
               01/04/16, with a maturity value
               of $142,574,030. Collateralized
               by U.S. Treasury Notes, interest
               rates of 1.625% to 1.750%, due
               06/30/20 to 10/31/20. The value
               of the collateral including
               accrued interest is
               $145,573,079. (d)                  142,569,912
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 4.5%                           153,865,875
             (Cost $153,865,875)               --------------

             TOTAL INVESTMENTS -- 109.1%        3,749,756,487
             (Cost $3,482,524,376) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (9.1)%            (312,732,072)
                                               --------------
             NET ASSETS -- 100.0%              $3,437,024,415
                                               ==============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $302,586,474 and the total value of the collateral held by the Fund is $312,619,025.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of December 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $3,511,456,430. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $426,877,337 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $188,577,280.

ADR   - American Depositary Receipt


Page 36                 See Notes to Financial Statements

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1           LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $3,437,137,462     $         --     $         --
Money Market Funds      158,753,150               --               --
Repurchase Agreements            --      153,865,875               --
                     ------------------------------------------------
Total Investments    $3,595,890,612     $153,865,875     $         --
                     ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $  302,586,474
Non-cash Collateral(2)                           (302,586,474)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $  153,865,875
Non-cash Collateral(4)                           (153,865,875)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 37

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             CAPITAL MARKETS -- 4.5%
   3,702,987 E*TRADE Financial Corp. (a)       $  109,756,535
   3,234,705 TD Ameritrade Holding Corp.          112,276,610
                                               --------------
                                                  222,033,145
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 5.1%
     866,314 Arista Networks, Inc. (a) (b)         67,433,882
   4,089,506 Juniper Networks, Inc.               112,870,366
   1,067,095 NETGEAR, Inc. (a)                     44,721,951
   3,658,175 Sonus Networks, Inc. (a)              26,082,788
                                               --------------
                                                  251,108,987
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.8%
   1,443,140 2U, Inc. (a) (b)                      40,379,057
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.8%
   7,100,545 Vonage Holdings Corp. (a)             40,757,128
                                               --------------
             HEALTH CARE TECHNOLOGY -- 2.6%
   4,427,408 Allscripts Healthcare Solutions,
                Inc. (a)                           68,093,535
   2,104,586 Veeva Systems, Inc., Class A (a)      60,717,306
                                               --------------
                                                  128,810,841
                                               --------------
             INTERNET & CATALOG RETAIL
                -- 21.4%
     740,273 Amazon.com, Inc. (a)                 500,343,118
   1,217,213 Expedia, Inc.                        151,299,576
  15,330,341 Groupon, Inc. (a) (b)                 47,064,147
   2,031,736 Netflix, Inc. (a)                    232,389,964
   1,374,950 TripAdvisor, Inc. (a)                117,214,487
                                               --------------
                                                1,048,311,292
                                               --------------
             INTERNET SOFTWARE & SERVICES
                -- 50.5%
   2,144,544 Akamai Technologies, Inc. (a)        112,867,351
     321,824 Alphabet, Inc., Class A (a)          250,382,290
     328,240 Alphabet, Inc., Class C (c)          249,094,771
   5,135,604 Bazaarvoice, Inc. (a)                 22,493,946
   2,718,779 Blucora, Inc. (a)                     26,644,034
   1,464,368 Cornerstone OnDemand, Inc. (a)        50,564,627
   1,024,255 Demandware, Inc. (a)                  55,279,042
   4,711,271 EarthLink Holdings Corp.              35,004,744
   6,983,801 eBay, Inc. (a)                       191,914,852
   2,771,963 Endurance International Group
                Holdings, Inc. (a) (b)             30,297,556
   4,704,844 Facebook, Inc., Class A (a)          492,408,973
   1,376,663 IAC/InterActiveCorp                   82,668,613
     932,684 j2 Global, Inc.                       76,778,547
     795,331 LinkedIn Corp., Class A (a)          179,013,101
   4,847,608 Pandora Media, Inc. (a)               65,006,423
   2,510,503 Rackspace Hosting, Inc. (a)           63,565,936
   3,654,874 TrueCar, Inc. (a)                     34,867,498
   5,704,080 Twitter, Inc. (a)                    131,992,411
   1,219,361 VeriSign, Inc. (a) (b)               106,523,377
   1,885,477 Web.com Group, Inc. (a)               37,728,395
   5,632,185 Yahoo!, Inc. (a)                     187,326,473
                                               --------------
                                                2,482,422,960
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             IT SERVICES -- 4.6%
   6,243,207 PayPal Holdings, Inc. (a)         $  226,004,093
                                               --------------
             SOFTWARE -- 9.7%
   1,648,971 Citrix Systems, Inc. (a)             124,744,656
   1,142,805 Ebix, Inc. (b)                        37,472,576
     831,929 NetSuite, Inc. (a) (b)                70,397,832
   3,072,779 salesforce.com, Inc. (a)             240,905,874
                                               --------------
                                                  473,520,938
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.0%                       4,913,348,441
             (Cost $4,444,423,745)             --------------

             MONEY MARKET FUNDS -- 2.1%
  98,086,949 Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.12% (d) (e)                       98,086,949
   3,680,508 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.17% (d)                    3,680,508
                                               --------------
             TOTAL MONEY MARKET FUNDS
                -- 2.1%                           101,767,457
             (Cost $101,767,457)               --------------


PRINCIPAL
  VALUE      DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.9%
$  6,979,304 JPMorgan Chase & Co.,
               0.23% (d), dated 12/31/15, due
               01/04/16, with a maturity value
               of $6,979,483. Collateralized by
               U.S. Treasury Notes, interest
               rates of 1.250% to 1.625%, due
               04/30/19 to 02/29/20. The value
               of the collateral including
               accrued interest is
               $7,140,385. (e)                      6,979,304
  88,088,001 RBC Capital Markets LLC,
               0.26% (d), dated 12/31/15, due
               01/04/16, with a maturity value
               of $88,090,546. Collateralized
               by U.S. Treasury Notes, interest
               rates of 1.625% to 1.750%, due
               06/30/20 to 10/31/20. The value
               of the collateral including
               accrued interest is
               $89,943,533. (e)                    88,088,001
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 1.9%                            95,067,305
             (Cost $95,067,305)                --------------

             TOTAL INVESTMENTS -- 104.0%        5,110,183,203
             (Cost $4,641,258,507) (f)

             NET OTHER ASSETS AND
                LIABILITIES -- (4.0)%            (195,361,808)
                                               --------------
             NET ASSETS -- 100.0%              $4,914,821,395
                                               ==============


Page 38                 See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $186,639,392 and the total value of the collateral held by the Fund is $193,154,254, which includes Virnetx Holding Corp. in the amount of $1,681,638. This security was sold on December 18, 2015.

(c) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the year ended December 31, 2015, the Fund received 659 PIK shares of Alphabet, Inc., Class C.

(d)   Interest rate shown reflects yield as of December 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $4,705,036,975. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $684,544,809 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $279,398,581.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1           LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $4,913,348,441     $         --     $         --
Money Market Funds      101,767,457               --               --
Repurchase Agreements            --       95,067,305               --
                     ------------------------------------------------
Total Investments    $5,015,115,898     $ 95,067,305     $         --
                     ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $  186,639,392
Non-cash Collateral(2)                           (186,639,392)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $   95,067,305
Non-cash Collateral(4)                            (95,067,305)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 39

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 14.5%
      23,727 Boeing (The) Co.                  $    3,430,687
      22,987 General Dynamics Corp.                 3,157,494
      33,655 Honeywell International, Inc.          3,485,648
      15,539 Lockheed Martin Corp.                  3,374,294
      18,685 Northrop Grumman Corp.                 3,527,915
      29,404 Raytheon Co.                           3,661,680
      35,044 United Technologies Corp.              3,366,677
                                               --------------
                                                   24,004,395
                                               --------------
             AIR FREIGHT & LOGISTICS -- 3.6%
      65,309 Expeditors International of
                Washington, Inc.                    2,945,436
      31,430 United Parcel Service,
                Inc., Class B                       3,024,509
                                               --------------
                                                    5,969,945
                                               --------------
             BEVERAGES -- 4.0%
      77,353 Coca-Cola (The) Co.                    3,323,085
      32,625 PepsiCo, Inc.                          3,259,890
                                               --------------
                                                    6,582,975
                                               --------------
             CAPITAL MARKETS -- 3.9%
      84,663 Franklin Resources, Inc.               3,117,291
      46,083 T. Rowe Price Group, Inc.              3,294,474
                                               --------------
                                                    6,411,765
                                               --------------
             CHEMICALS -- 4.4%
      57,041 E.I. du Pont de Nemours and Co.        3,798,931
      36,118 Monsanto Co.                           3,558,345
                                               --------------
                                                    7,357,276
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 3.5%
     115,793 Cisco Systems, Inc.                    3,144,359
      54,637 QUALCOMM, Inc.                         2,731,030
                                               --------------
                                                    5,875,389
                                               --------------
             ELECTRICAL EQUIPMENT -- 2.1%
      71,951 Emerson Electric Co.                   3,441,416
                                               --------------
             FOOD & STAPLES RETAILING -- 6.3%
      21,428 Costco Wholesale Corp.                 3,460,622
      87,525 Kroger (The) Co.                       3,661,171
      55,446 Wal-Mart Stores, Inc.                  3,398,840
                                               --------------
                                                   10,520,633
                                               --------------
             FOOD PRODUCTS -- 2.1%
      43,555 Mead Johnson Nutrition Co.             3,438,667
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 4.0%
      16,700 C. R. Bard, Inc.                       3,163,648
      42,437 Varian Medical Systems, Inc. (a)       3,428,910
                                               --------------
                                                    6,592,558
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.2%
      40,737 Cardinal Health, Inc.                  3,636,592
      16,729 McKesson Corp.                         3,299,461
                                               --------------
                                                    6,936,053
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.2%
      31,173 McDonald's Corp.                  $    3,682,778
      54,380 Starbucks Corp.                        3,264,432
                                               --------------
                                                    6,947,210
                                               --------------
             HOUSEHOLD PRODUCTS -- 1.9%
      48,638 Colgate-Palmolive Co.                  3,240,264
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 2.0%
      22,008 3M Co.                                 3,315,285
                                               --------------
             INSURANCE -- 1.9%
     100,334 Progressive (The) Corp.                3,190,621
                                               --------------
             IT SERVICES -- 7.7%
      31,647 Accenture PLC, Class A                 3,307,111
      37,691 Automatic Data Processing, Inc.        3,193,182
      21,697 International Business Machines
                Corp.                               2,985,941
      33,470 MasterCard, Inc., Class A              3,258,639
                                               --------------
                                                   12,744,873
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.2%
      26,950 Waters Corp. (a)                       3,626,931
                                               --------------
             MACHINERY -- 3.7%
      29,898 Cummins, Inc.                          2,631,323
      38,636 Illinois Tool Works, Inc.              3,580,784
                                               --------------
                                                    6,212,107
                                               --------------
             MEDIA -- 2.1%
      45,057 Omnicom Group, Inc.                    3,409,013
                                               --------------
             MULTILINE RETAIL -- 1.9%
      43,353 Target Corp.                           3,147,861
                                               --------------
             PERSONAL PRODUCTS -- 2.0%
      38,400 Estee Lauder (The) Cos., Inc.,
                Class A                             3,381,504
                                               --------------
             PHARMACEUTICALS -- 4.1%
      33,218 Johnson & Johnson                      3,412,153
      63,351 Merck & Co., Inc.                      3,346,200
                                               --------------
                                                    6,758,353
                                               --------------
             SOFTWARE -- 1.9%
      87,285 Oracle Corp.                           3,188,521
                                               --------------
             SPECIALTY RETAIL -- 7.9%
     122,744 Gap (The), Inc.                        3,031,777
      26,533 Home Depot (The), Inc.                 3,508,989
      44,685 Lowe's Cos., Inc.                      3,397,848
      45,096 TJX (The) Cos., Inc.                   3,197,757
                                               --------------
                                                   13,136,371
                                               --------------
             TOBACCO -- 3.9%
      55,405 Altria Group, Inc.                     3,225,125
      68,871 Reynolds American, Inc.                3,178,397
                                               --------------
                                                    6,403,522
                                               --------------
             TOTAL INVESTMENTS -- 100.0%          165,833,508
             (Cost $162,395,182) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (18,845)
                                               --------------
             NET ASSETS -- 100.0%              $  165,814,663
                                               ==============


Page 40                 See Notes to Financial Statements

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015


(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $163,144,469. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,232,507 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,543,468.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 165,833,508     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 41

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 1.0%
         146 AAR Corp.                         $        3,838
          53 Boeing (The) Co.                           7,663
          22 Cubic Corp.                                1,040
          67 Curtiss-Wright Corp.                       4,590
          46 Hexcel Corp.                               2,137
          58 Huntington Ingalls Industries,
                Inc.                                    7,357
          52 KLX, Inc. (a)                              1,601
          80 L-3 Communications Holdings, Inc.          9,561
          52 Moog, Inc., Class A (a)                    3,151
          33 National Presto Industries, Inc.           2,734
          29 Orbital ATK, Inc.                          2,591
          86 Spirit AeroSystems Holdings, Inc.,
                Class A (a)                             4,306
          92 Teledyne Technologies, Inc. (a)            8,160
         184 Textron, Inc.                              7,730
         109 Triumph Group, Inc.                        4,333
         156 United Technologies Corp.                 14,987
                                               --------------
                                                       85,779
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.1%
         432 Air Transport Services Group,
                Inc. (a)                                4,355
         134 Atlas Air Worldwide Holdings,
                Inc. (a)                                5,540
          44 Expeditors International of
                Washington, Inc.                        1,984
                                               --------------
                                                       11,879
                                               --------------
             AIRLINES -- 1.4%
         436 Alaska Air Group, Inc.                    35,102
          48 Allegiant Travel Co.                       8,056
         357 American Airlines Group, Inc.             15,119
         187 Hawaiian Holdings, Inc. (a)                6,607
         403 JetBlue Airways Corp. (a)                  9,128
         277 SkyWest, Inc.                              5,268
         364 Southwest Airlines Co.                    15,674
         176 Spirit Airlines, Inc. (a)                  7,014
         261 United Continental Holdings,
                Inc. (a)                               14,955
          54 Virgin America, Inc. (a)                   1,945
                                               --------------
                                                      118,868
                                               --------------
             AUTO COMPONENTS -- 1.1%
          93 American Axle & Manufacturing
                Holdings, Inc. (a)                      1,762
         500 BorgWarner, Inc.                          21,615
          94 Cooper Tire & Rubber Co.                   3,558
          48 Cooper-Standard Holding, Inc. (a)          3,724
         654 Dana Holding Corp.                         9,025
          54 Dorman Products, Inc. (a)                  2,563
          51 Drew Industries, Inc.                      3,105
         270 Federal-Mogul Holdings Corp. (a)           1,850
         219 Fox Factory Holding Corp. (a)              3,620
         536 Gentex Corp.                               8,581
         354 Goodyear Tire & Rubber (The) Co.          11,565
          76 Lear Corp.                                 9,335
          53 Standard Motor Products, Inc.              2,017


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             AUTO COMPONENTS (CONTINUED)
          93 Tenneco, Inc. (a)                 $        4,270
         102 Visteon Corp. (a)                         11,679
                                               --------------
                                                       98,269
                                               --------------
             AUTOMOBILES -- 0.6%
       1,020 Ford Motor Co.                            14,372
         922 General Motors Co.                        31,357
          36 Thor Industries, Inc.                      2,021
                                               --------------
                                                       47,750
                                               --------------
             BANKS -- 3.5%
          30 1st Source Corp.                             926
         129 Ameris Bancorp                             4,385
         347 Associated Banc-Corp.                      6,506
          15 Bank of Hawaii Corp.                         944
         190 Bank of the Ozarks, Inc.                   9,397
         174 BankUnited, Inc.                           6,274
          39 Banner Corp.                               1,789
          61 BBCN Bancorp, Inc.                         1,050
         166 BNC Bancorp                                4,213
          64 BOK Financial Corp.                        3,827
          61 Capital Bank Financial Corp.,
                Class A                                 1,951
         160 Cardinal Financial Corp.                   3,640
         314 CenterState Banks, Inc.                    4,914
          44 Central Pacific Financial Corp.              969
         259 CIT Group, Inc.                           10,282
         139 Citigroup, Inc.                            7,193
          18 City Holding Co.                             822
          30 Columbia Banking System, Inc.                975
         151 Comerica, Inc.                             6,316
          26 Community Trust Bancorp, Inc.                909
          66 Cullen/Frost Bankers, Inc.                 3,960
         144 Customers Bancorp, Inc. (a)                3,920
          55 CVB Financial Corp.                          931
          61 Eagle Bancorp, Inc. (a)                    3,079
         109 East West Bancorp, Inc.                    4,530
         143 F.N.B. Corp.                               1,908
         113 FCB Financial Holdings, Inc.,
                Class A (a)                             4,044
         366 Fifth Third Bancorp                        7,357
       1,297 First BanCorp (a)                          4,215
           8 First Citizens BancShares, Inc.,
                Class A                                 2,065
          29 First Financial Bankshares, Inc.             875
          33 First Interstate BancSystem, Inc.,
                Class A                                   959
         141 First Merchants Corp.                      3,584
          26 First NBC Bank Holding Co. (a)               972
         132 First Republic Bank                        8,720
         353 FirstMerit Corp.                           6,583
          46 Flushing Financial Corp.                     995
         152 Fulton Financial Corp.                     1,978
          21 Great Southern Bancorp, Inc.                 950
          73 Great Western Bancorp, Inc.                2,118
          68 Hancock Holding Co.                        1,712
         102 Heartland Financial USA, Inc.              3,199
          94 Hilltop Holdings, Inc. (a)                 1,807


Page 42                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
          91 Home BancShares, Inc.             $        3,687
         588 Huntington Bancshares, Inc.                6,503
          20 Independent Bank Corp.                       930
          74 International Bancshares Corp.             1,902
         673 Investors Bancorp, Inc.                    8,372
         114 JPMorgan Chase & Co.                       7,527
         121 LegacyTexas Financial Group, Inc.          3,027
          85 MB Financial, Inc.                         2,751
          67 Old National Bancorp                         909
          73 Opus Bank                                  2,699
          97 PacWest Bancorp                            4,181
         132 People's United Financial, Inc.            2,132
          38 Pinnacle Financial Partners, Inc.          1,952
          78 PNC Financial Services Group
                (The), Inc.                             7,434
         344 Popular, Inc.                              9,749
         163 PrivateBancorp, Inc.                       6,686
         127 Prosperity Bancshares, Inc.                6,078
       1,537 Regions Financial Corp.                   14,755
          56 Renasant Corp.                             1,927
          46 Signature Bank (a)                         7,055
          19 Simmons First National Corp.,
                Class A                                   976
          24 South State Corp.                          1,727
          62 Sterling Bancorp                           1,006
          25 Stock Yards Bancorp, Inc.                    945
         362 SunTrust Banks, Inc.                      15,508
          70 Synovus Financial Corp.                    2,267
         221 Talmer Bancorp, Inc., Class A              4,002
         122 TCF Financial Corp.                        1,723
          18 Tompkins Financial Corp.                   1,011
          80 Trustmark Corp.                            1,843
         255 Umpqua Holdings Corp.                      4,055
          39 Union Bankshares Corp.                       984
          49 United Bankshares, Inc.                    1,813
          46 United Community Banks, Inc.                 897
          24 Washington Trust Bancorp, Inc.               949
          59 Webster Financial Corp.                    2,194
          67 Western Alliance Bancorp (a)               2,403
          88 Wilshire Bancorp, Inc.                     1,016
         151 Zions Bancorporation                       4,122
                                               --------------
                                                      297,440
                                               --------------
             BEVERAGES -- 0.7%
          24 Coca-Cola Bottling Co.
                Consolidated                            4,380
         166 Constellation Brands, Inc.,
                Class A                                23,645
         263 Dr Pepper Snapple Group, Inc.             24,512
         120 National Beverage Corp. (a)                5,453
                                               --------------
                                                       57,990
                                               --------------
             BIOTECHNOLOGY -- 1.3%
          56 Alder Biopharmaceuticals, Inc. (a)         1,850
          66 Amicus Therapeutics, Inc. (a)                640
          88 Anacor Pharmaceuticals, Inc. (a)           9,941
          81 BioCryst Pharmaceuticals, Inc. (a)           836
          48 Chimerix, Inc. (a)                           430


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BIOTECHNOLOGY (CONTINUED)
          46 Clovis Oncology, Inc. (a)         $        1,610
         326 Dyax Corp. (a)                            12,264
          38 Dynavax Technologies Corp. (a)               918
          50 Eagle Pharmaceuticals, Inc. (a)            4,433
          97 Emergent BioSolutions, Inc. (a)            3,881
          25 Enanta Pharmaceuticals, Inc. (a)             826
         823 Exelixis, Inc. (a)                         4,642
         155 Halozyme Therapeutics, Inc. (a)            2,686
         251 Incyte Corp. (a)                          27,221
         146 Insys Therapeutics, Inc. (a)               4,180
         344 Lexicon Pharmaceuticals, Inc. (a)          4,579
          32 Ligand Pharmaceuticals, Inc. (a)           3,469
          95 MiMedx Group, Inc. (a)                       890
          56 Momenta Pharmaceuticals, Inc. (a)            831
          25 Myriad Genetics, Inc. (a)                  1,079
         157 Neurocrine Biosciences, Inc. (a)           8,881
         151 Osiris Therapeutics, Inc.                  1,567
         918 PDL BioPharma, Inc.                        3,250
          15 Regeneron Pharmaceuticals, Inc. (a)        8,143
          29 Sarepta Therapeutics, Inc. (a)             1,119
          54 Seattle Genetics, Inc. (a)                 2,424
                                               --------------
                                                      112,590
                                               --------------
             BUILDING PRODUCTS -- 1.0%
         128 A.O. Smith Corp.                           9,806
          72 Allegion PLC                               4,746
          71 American Woodmark Corp. (a)                5,679
          62 Apogee Enterprises, Inc.                   2,698
         364 Builders FirstSource, Inc. (a)             4,033
         176 Griffon Corp.                              3,133
          92 Lennox International, Inc.                11,491
         412 Masco Corp.                               11,660
         149 Owens Corning                              7,007
         117 Patrick Industries, Inc. (a)               5,089
         301 PGT, Inc. (a)                              3,428
         316 Ply Gem Holdings, Inc. (a)                 3,963
          51 Quanex Building Products Corp.             1,063
          28 Simpson Manufacturing Co., Inc.              956
          48 Universal Forest Products, Inc.            3,282
         156 USG Corp. (a)                              3,789
                                               --------------
                                                       81,823
                                               --------------
             CAPITAL MARKETS -- 1.2%
         225 BGC Partners, Inc., Class A                2,207
          20 Diamond Hill Investment Group,
                Inc.                                    3,780
         124 Eaton Vance Corp.                          4,021
          55 Evercore Partners, Inc., Class A           2,974
          72 Federated Investors, Inc., Class B         2,063
         929 Franklin Resources, Inc.                  34,206
          32 Greenhill & Co., Inc.                        916
         221 Invesco Ltd.                               7,399
         421 KCG Holdings, Inc., Class A (a)            5,182
         150 Legg Mason, Inc.                           5,884
         102 Piper Jaffray Cos. (a)                     4,121
          84 Raymond James Financial, Inc.              4,869
         172 SEI Investments Co.                        9,013
          49 Stifel Financial Corp. (a)                 2,076


                        See Notes to Financial Statements                Page 43

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CAPITAL MARKETS (CONTINUED)
          56 TPG Specialty Lending, Inc.       $          908
          46 Virtus Investment Partners, Inc.           5,403
         298 Waddell & Reed Financial, Inc.,
                Class A                                 8,541
                                               --------------
                                                      103,563
                                               --------------
             CHEMICALS -- 2.7%
          70 Airgas, Inc.                               9,682
          47 Albemarle Corp.                            2,633
          62 Ashland, Inc.                              6,367
         235 Axiall Corp.                               3,619
          60 Balchem Corp.                              3,648
         178 Calgon Carbon Corp.                        3,071
         117 Celanese Corp., Series A                   7,878
         571 Chemours (The) Co.                         3,061
         161 Chemtura Corp. (a)                         4,390
         653 Dow Chemical (The) Co.                    33,616
         144 E.I. du Pont de Nemours and Co.            9,590
         214 Eastman Chemical Co.                      14,447
         169 Ferro Corp. (a)                            1,879
         306 FMC Corp.                                 11,974
          27 H.B. Fuller Co.                              985
         858 Huntsman Corp.                             9,755
          93 Innophos Holdings, Inc.                    2,695
          80 Innospec, Inc.                             4,345
          20 International Flavors &
                Fragrances, Inc.                        2,393
         333 LyondellBasell Industries N.V.,
                Class A                                28,938
       1,113 Mosaic (The) Co.                          30,708
           6 NewMarket Corp.                            2,284
         275 Olin Corp.                                 4,747
          71 PolyOne Corp.                              2,255
          12 Quaker Chemical Corp.                        927
          34 Sensient Technologies Corp.                2,136
          88 Stepan Co.                                 4,373
         146 Trinseo S.A. (a)                           4,117
          58 Valspar (The) Corp.                        4,811
         200 Westlake Chemical Corp.                   10,864
                                               --------------
                                                      232,188
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.4%
          34 ABM Industries, Inc.                         968
         653 ACCO Brands Corp. (a)                      4,656
         278 ADT (The) Corp.                            9,168
          97 Cintas Corp.                               8,832
         149 Deluxe Corp.                               8,126
          86 Essendant, Inc.                            2,796
          28 G&K Services, Inc., Class A                1,761
         109 Healthcare Services Group, Inc.            3,801
          32 Herman Miller, Inc.                          918
          22 HNI Corp.                                    793
         123 Interface, Inc.                            2,354
         176 KAR Auction Services, Inc.                 6,517
         126 Knoll, Inc.                                2,369


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES
                (CONTINUED)
         138 McGrath RentCorp                  $        3,476
          23 MSA Safety, Inc.                           1,000
          60 Multi-Color Corp.                          3,589
         209 Pitney Bowes, Inc.                         4,316
         305 Quad/Graphics, Inc.                        2,837
         143 R.R. Donnelley & Sons Co.                  2,105
         168 Republic Services, Inc.                    7,390
         232 Rollins, Inc.                              6,009
          80 SP Plus Corp. (a)                          1,912
         149 Stericycle, Inc. (a)                      17,969
          87 Team, Inc. (a)                             2,781
         114 Tetra Tech, Inc.                           2,966
          26 UniFirst Corp.                             2,709
          42 US Ecology, Inc.                           1,531
         159 Viad Corp.                                 4,489
          86 Waste Connections, Inc.                    4,844
                                               --------------
                                                      122,982
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 1.5%
          80 ARRIS International PLC (a)                2,446
       1,000 Brocade Communications Systems,
                Inc.                                    9,180
         200 Ciena Corp. (a)                            4,138
         791 Cisco Systems, Inc.                       21,480
         207 CommScope Holding Co., Inc. (a)            5,359
          86 EchoStar Corp., Class A (a)                3,363
          36 F5 Networks, Inc. (a)                      3,491
          83 Finisar Corp. (a)                          1,207
         424 Infinera Corp. (a)                         7,683
         319 Ixia (a)                                   3,965
         161 Palo Alto Networks, Inc. (a)              28,358
          36 Plantronics, Inc.                          1,707
         353 Polycom, Inc. (a)                          4,444
         515 QUALCOMM, Inc.                            25,742
          27 Ubiquiti Networks, Inc. (a)                  856
          97 ViaSat, Inc. (a)                           5,918
                                               --------------
                                                      129,337
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 0.9%
         151 AECOM (a)                                  4,535
         262 Chicago Bridge & Iron Co. N.V.            10,215
         170 Comfort Systems USA, Inc.                  4,831
          64 Dycom Industries, Inc. (a)                 4,478
         141 EMCOR Group, Inc.                          6,774
         245 Fluor Corp.                               11,569
          32 Granite Construction, Inc.                 1,373
         277 Jacobs Engineering Group, Inc. (a)        11,620
         234 MasTec, Inc. (a)                           4,067
         141 MYR Group, Inc. (a)                        2,906
         103 Primoris Services Corp.                    2,269
         343 Quanta Services, Inc. (a)                  6,946
         280 Tutor Perini Corp. (a)                     4,687
                                               --------------
                                                       76,270
                                               --------------


Page 44                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSTRUCTION MATERIALS -- 0.6%
         246 Headwaters, Inc. (a)              $        4,150
          91 Martin Marietta Materials, Inc.           12,429
          96 US Concrete, Inc. (a)                      5,055
         311 Vulcan Materials Co.                      29,536
                                               --------------
                                                       51,170
                                               --------------
             CONSUMER FINANCE -- 1.0%
       1,359 Ally Financial, Inc. (a)                  25,332
         286 Capital One Financial Corp.               20,643
         165 Cash America International, Inc.           4,942
          21 Credit Acceptance Corp. (a)                4,494
          46 First Cash Financial Services,
                Inc. (a)                                1,722
         210 Green Dot Corp., Class A (a)               3,448
         739 Navient Corp.                              8,462
         107 Nelnet, Inc., Class A                      3,592
          47 OneMain Holdings, Inc. (a)                 1,952
          79 PRA Group, Inc. (a)                        2,741
         305 Santander Consumer USA
                Holdings, Inc. (a)                      4,834
         281 SLM Corp. (a)                              1,832
                                               --------------
                                                       83,994
                                               --------------
             CONTAINERS & PACKAGING -- 0.6%
          63 AptarGroup, Inc.                           4,577
          74 Avery Dennison Corp.                       4,637
         158 Bemis Co., Inc.                            7,061
         138 Berry Plastics Group, Inc. (a)             4,993
         325 Graphic Packaging Holding Co.              4,170
          58 Greif, Inc., Class A                       1,787
         101 Owens-Illinois, Inc. (a)                   1,759
          69 Packaging Corp. of America                 4,350
         148 Sealed Air Corp.                           6,601
          80 Silgan Holdings, Inc.                      4,298
         221 Sonoco Products Co.                        9,032
                                               --------------
                                                       53,265
                                               --------------
             DISTRIBUTORS -- 0.5%
         977 LKQ Corp. (a)                             28,949
         144 Pool Corp.                                11,632
                                               --------------
                                                       40,581
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.5%
          52 2U, Inc. (a)                               1,455
         417 Apollo Education Group, Inc. (a)           3,198
         162 Bright Horizons Family Solutions,
                Inc. (a)                               10,822
          56 Capella Education Co.                      2,588
         170 DeVry Education Group, Inc.                4,303
          11 Graham Holdings Co., Class B               5,335
          58 H&R Block, Inc.                            1,932
         306 Service Corp. International                7,962
         123 ServiceMaster Global Holdings,
                Inc. (a)                                4,826
          33 Strayer Education, Inc. (a)                1,984
                                               --------------
                                                       44,405
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.0%
         124 CBOE Holdings, Inc.               $        8,047
          39 FactSet Research Systems, Inc.             6,340
          88 Intercontinental Exchange, Inc.           22,551
         102 Leucadia National Corp.                    1,774
          89 MarketAxess Holdings, Inc.                 9,931
          78 Morningstar, Inc.                          6,272
          70 MSCI, Inc.                                 5,049
          39 Nasdaq, Inc.                               2,269
         714 Voya Financial, Inc.                      26,354
                                               --------------
                                                       88,587
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.6%
          12 Atlantic Tele-Network, Inc.                  939
       1,103 CenturyLink, Inc.                         27,752
       1,749 Frontier Communications Corp.              8,168
         268 General Communication, Inc.,
                Class A (a)                             5,301
         165 Inteliquent, Inc.                          2,932
         751 Iridium Communications, Inc. (a)           6,316
         301 Windstream Holdings, Inc.                  1,938
                                               --------------
                                                       53,346
                                               --------------
             ELECTRIC UTILITIES -- 2.8%
          55 ALLETE, Inc.                               2,796
         365 American Electric Power Co., Inc.         21,269
         193 Duke Energy Corp.                         13,778
         329 Edison International                      19,480
          75 El Paso Electric Co.                       2,888
         168 Empire District Electric (The) Co.         4,716
         425 Entergy Corp.                             29,053
         137 Eversource Energy                          6,997
         933 Exelon Corp.                              25,909
         442 FirstEnergy Corp.                         14,025
         307 Great Plains Energy, Inc.                  8,384
         129 IDACORP, Inc.                              8,772
          23 MGE Energy, Inc.                           1,067
         142 NextEra Energy, Inc.                      14,752
         304 OGE Energy Corp.                           7,992
          71 Otter Tail Corp.                           1,891
          97 Pinnacle West Capital Corp.                6,255
          99 PNM Resources, Inc.                        3,026
         225 Portland General Electric Co.              8,183
         632 PPL Corp.                                 21,570
          50 Unitil Corp.                               1,794
         216 Westar Energy, Inc.                        9,161
         195 Xcel Energy, Inc.                          7,002
                                               --------------
                                                      240,760
                                               --------------
             ELECTRICAL EQUIPMENT -- 0.9%
          47 Acuity Brands, Inc.                       10,989
          38 AZZ, Inc.                                  2,112
         675 Eaton Corp. PLC                           35,127
         470 Emerson Electric Co.                      22,480
          85 Encore Wire Corp.                          3,153
          52 EnerSys                                    2,908
          34 Franklin Electric Co., Inc.                  919


                        See Notes to Financial Statements                Page 45

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT (CONTINUED)
          37 Regal-Beloit Corp.                $        2,165
                                               --------------
                                                       79,853
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.5%
          64 Anixter International, Inc. (a)            3,865
         188 Arrow Electronics, Inc. (a)               10,186
         243 Avnet, Inc.                               10,410
         353 AVX Corp.                                  4,285
          16 Badger Meter, Inc.                           937
         212 Benchmark Electronics, Inc. (a)            4,382
          34 Coherent, Inc. (a)                         2,214
       2,022 Corning, Inc.                             36,962
         150 CTS Corp.                                  2,646
          57 Dolby Laboratories, Inc., Class A          1,918
          35 ePlus, Inc. (a)                            3,264
         151 Fabrinet (a)                               3,597
          26 FARO Technologies, Inc. (a)                  767
          29 FEI Co.                                    2,314
         222 FLIR Systems, Inc.                         6,232
         229 II-VI, Inc. (a)                            4,250
         228 Ingram Micro, Inc., Class A                6,927
         143 Insight Enterprises, Inc. (a)              3,592
          27 IPG Photonics Corp. (a)                    2,407
         371 Jabil Circuit, Inc.                        8,641
         135 Keysight Technologies, Inc. (a)            3,825
          11 Littelfuse, Inc.                           1,177
          16 MTS Systems Corp.                          1,015
          74 National Instruments Corp.                 2,123
         269 Newport Corp. (a)                          4,269
          12 OSI Systems, Inc. (a)                      1,064
         179 PC Connection, Inc.                        4,053
          95 Plexus Corp. (a)                           3,317
         107 Rofin-Sinar Technologies, Inc. (a)         2,865
          53 Rogers Corp. (a)                           2,733
         216 Sanmina Corp. (a)                          4,445
          78 ScanSource, Inc. (a)                       2,513
          74 SYNNEX Corp.                               6,655
         462 TE Connectivity Ltd.                      29,850
          54 Tech Data Corp. (a)                        3,585
         253 Trimble Navigation Ltd. (a)                5,427
         445 TTM Technologies, Inc. (a)                 2,897
         476 Vishay Intertechnology, Inc.               5,736
          54 Zebra Technologies Corp.,
                Class A (a)                             3,761
                                               --------------
                                                      211,106
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.9%
         424 Archrock, Inc.                             3,188
         312 Atwood Oceanics, Inc.                      3,192
         141 Bristow Group, Inc.                        3,652
         787 C&J Energy Services Ltd. (a)               3,746
         480 Diamond Offshore Drilling, Inc.           10,128
          63 Dril-Quip, Inc. (a)                        3,732
         268 FMC Technologies, Inc. (a)                 7,775


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
         378 Forum Energy Technologies,
                Inc. (a)                       $        4,710
         180 Frank's International N.V.                 3,004
         587 Halliburton Co.                           19,981
         963 Helix Energy Solutions Group,
                Inc. (a)                                5,065
         220 Helmerich & Payne, Inc.                   11,781
         430 McDermott International, Inc. (a)          1,441
         660 Nabors Industries Ltd.                     5,617
         920 National Oilwell Varco, Inc.              30,811
         264 Oceaneering International, Inc.            9,905
         177 Oil States International, Inc. (a)         4,823
         281 Patterson-UTI Energy, Inc.                 4,237
         417 RPC, Inc.                                  4,983
         200 Schlumberger Ltd.                         13,950
          62 SEACOR Holdings, Inc. (a)                  3,259
          70 Tidewater, Inc.                              487
                                               --------------
                                                      159,467
                                               --------------
             FOOD & STAPLES RETAILING -- 2.0%
         109 Andersons (The), Inc.                      3,448
          40 Casey's General Stores, Inc.               4,818
         215 CVS Health Corp.                          21,020
         123 Fresh Market (The), Inc. (a)               2,881
          96 Ingles Markets, Inc., Class A              4,232
         767 Kroger (The) Co.                          32,083
         122 Natural Grocers By Vitamin
                Cottage, Inc. (a)                       2,485
       1,369 Rite Aid Corp. (a)                        10,733
         143 SpartanNash Co.                            3,094
         129 SUPERVALU, Inc. (a)                          875
          38 United Natural Foods, Inc. (a)             1,496
         417 Walgreens Boots Alliance, Inc.            35,510
         320 Wal-Mart Stores, Inc.                     19,616
          88 Weis Markets, Inc.                         3,898
         656 Whole Foods Market, Inc.                  21,976
                                               --------------
                                                      168,165
                                               --------------
             FOOD PRODUCTS -- 2.3%
         835 Archer-Daniels-Midland Co.                30,628
         102 B&G Foods, Inc.                            3,572
          95 Bunge Ltd.                                 6,487
          85 Cal-Maine Foods, Inc.                      3,939
         171 ConAgra Foods, Inc.                        7,209
         328 Darling Ingredients, Inc. (a)              3,450
          60 Diamond Foods, Inc. (a)                    2,313
          94 Fresh Del Monte Produce, Inc.              3,655
          40 Hain Celestial Group (The),
                Inc. (a)                                1,616
         438 Hormel Foods Corp.                        34,637
          72 Ingredion, Inc.                            6,900
          25 J&J Snack Foods Corp.                      2,917
          90 John B. Sanfilippo & Son, Inc.             4,863
          76 McCormick & Co., Inc.                      6,502
         500 Pilgrim's Pride Corp.                     11,045
         149 Pinnacle Foods, Inc.                       6,326
          78 Post Holdings, Inc. (a)                    4,813
          67 Sanderson Farms, Inc.                      5,194


Page 46                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS (CONTINUED)
           4 Seaboard Corp. (a)                $       11,579
          82 Snyder's-Lance, Inc.                       2,813
          27 TreeHouse Foods, Inc. (a)                  2,118
         482 Tyson Foods, Inc., Class A                25,705
         103 WhiteWave Foods (The) Co. (a)              4,008
                                               --------------
                                                      192,289
                                               --------------
             GAS UTILITIES -- 0.5%
         107 Atmos Energy Corp.                         6,745
          35 Chesapeake Utilities Corp.                 1,986
          51 Laclede Group (The), Inc.                  3,030
          31 New Jersey Resources Corp.                 1,022
          40 Northwest Natural Gas Co.                  2,024
          61 ONE Gas, Inc.                              3,060
         103 Piedmont Natural Gas Co., Inc.             5,873
         428 Questar Corp.                              8,338
          74 South Jersey Industries, Inc.              1,741
          47 Southwest Gas Corp.                        2,593
         119 UGI Corp.                                  4,017
          16 WGL Holdings, Inc.                         1,008
                                               --------------
                                                       41,437
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.3%
         112 ABIOMED, Inc. (a)                         10,111
          74 Align Technology, Inc. (a)                 4,873
         126 AtriCure, Inc. (a)                         2,827
           7 Atrion Corp.                               2,668
       1,054 Baxter International, Inc.                40,210
         111 C. R. Bard, Inc.                          21,028
          81 Cantel Medical Corp.                       5,033
          61 Cynosure, Inc., Class A (a)                2,725
         121 DexCom, Inc. (a)                           9,910
         194 Edwards Lifesciences Corp. (a)            15,322
          32 Greatbatch, Inc. (a)                       1,680
          32 Halyard Health, Inc. (a)                   1,069
         531 Hologic, Inc. (a)                         20,544
          25 ICU Medical, Inc. (a)                      2,820
         112 IDEXX Laboratories, Inc. (a)               8,167
          95 Inogen, Inc. (a)                           3,809
          46 Integra LifeSciences Holdings
                Corp. (a)                               3,118
         120 Masimo Corp. (a)                           4,981
         193 Merit Medical Systems, Inc. (a)            3,588
          24 Natus Medical, Inc. (a)                    1,153
          20 Neogen Corp. (a)                           1,130
          58 NuVasive, Inc. (a)                         3,138
         117 NxStage Medical, Inc. (a)                  2,563
          74 Stryker Corp.                              6,878
          56 Varian Medical Systems, Inc. (a)           4,525
          86 Vascular Solutions, Inc. (a)               2,958
          39 West Pharmaceutical Services, Inc.         2,349
         116 Zeltiq Aesthetics, Inc. (a)                3,310
                                               --------------
                                                      192,487
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.4%
          94 Acadia Healthcare Co., Inc. (a)   $        5,871
         168 Aceto Corp.                                4,533
         253 Aetna, Inc.                               27,354
          81 Air Methods Corp. (a)                      3,396
          97 Amedisys, Inc. (a)                         3,814
         154 AMN Healthcare Services, Inc. (a)          4,782
         134 AmSurg Corp. (a)                          10,184
         149 Anthem, Inc.                              20,776
         181 Brookdale Senior Living, Inc. (a)          3,341
         115 Centene Corp. (a)                          7,568
          28 Chemed Corp.                               4,194
         201 Civitas Solutions, Inc. (a)                5,787
         194 Community Health Systems,
                Inc. (a)                                5,147
          44 Ensign Group (The), Inc.                     996
         170 Envision Healthcare Holdings,
                Inc. (a)                                4,415
         256 Express Scripts Holding Co. (a)           22,377
         179 HCA Holdings, Inc. (a)                    12,106
          54 HealthSouth Corp.                          1,880
         104 Henry Schein, Inc. (a)                    16,452
         103 LHC Group, Inc. (a)                        4,665
         117 LifePoint Health, Inc. (a)                 8,588
          50 Magellan Health, Inc. (a)                  3,083
         136 MEDNAX, Inc. (a)                           9,746
         151 Molina Healthcare, Inc. (a)                9,080
          46 National Healthcare Corp.                  2,838
          48 Patterson Cos., Inc.                       2,170
          32 PharMerica Corp. (a)                       1,120
         113 Quest Diagnostics, Inc.                    8,039
         256 Select Medical Holdings Corp.              3,049
          57 Surgical Care Affiliates, Inc. (a)         2,269
          77 Team Health Holdings, Inc. (a)             3,379
          20 U.S. Physical Therapy, Inc.                1,074
         298 UnitedHealth Group, Inc.                  35,057
         166 Universal Health Services, Inc.,
                Class B                                19,835
         158 VCA, Inc. (a)                              8,690
                                               --------------
                                                      287,655
                                               --------------
             HEALTH CARE TECHNOLOGY -- 0.1%
          62 athenahealth, Inc. (a)                     9,980
         105 HMS Holdings Corp. (a)                     1,296
          74 Quality Systems, Inc.                      1,193
                                               --------------
                                                       12,469
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 2.7%
          12 Biglari Holdings, Inc. (a)                 3,910
          43 BJ's Restaurants, Inc. (a)                 1,869
         227 Boyd Gaming Corp. (a)                      4,511
          79 Brinker International, Inc.                3,788
          53 Buffalo Wild Wings, Inc. (a)               8,462
         784 Caesars Entertainment Corp. (a)            6,186
          68 Cheesecake Factory (The), Inc.             3,136
          39 Chipotle Mexican Grill, Inc. (a)          18,714
          34 Churchill Downs, Inc.                      4,811


                        See Notes to Financial Statements                Page 47

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
         129 ClubCorp Holdings, Inc.           $        2,357
          56 Cracker Barrel Old Country Store,
                Inc.                                    7,103
         251 Denny's Corp. (a)                          2,467
          77 Domino's Pizza, Inc.                       8,566
          85 Dunkin' Brands Group, Inc.                 3,620
          88 International Speedway Corp.,
                Class A                                 2,967
         264 Isle of Capri Casinos, Inc. (a)            3,678
          27 Jack in the Box, Inc.                      2,071
         483 Norwegian Cruise Line Holdings
                Ltd. (a)                               28,304
          53 Panera Bread Co., Class A (a)             10,323
         151 Papa John's International, Inc.            8,436
         220 Penn National Gaming, Inc. (a)             3,524
          82 Pinnacle Entertainment, Inc. (a)           2,552
          32 Popeyes Louisiana Kitchen, Inc. (a)        1,872
          37 Red Robin Gourmet Burgers,
                Inc. (a)                                2,284
         233 Royal Caribbean Cruises Ltd.              23,582
         171 Ruth's Hospitality Group, Inc.             2,722
         177 Scientific Games Corp., Class A (a)        1,588
         137 Six Flags Entertainment Corp.              7,527
         609 Starbucks Corp.                           36,558
          99 Texas Roadhouse, Inc.                      3,541
          60 Vail Resorts, Inc.                         7,679
          94 Zoe's Kitchen, Inc. (a)                    2,630
                                               --------------
                                                      231,338
                                               --------------
             HOUSEHOLD DURABLES -- 1.7%
         231 CalAtlantic Group, Inc.                    8,759
          35 Ethan Allen Interiors, Inc.                  974
          58 Garmin Ltd.                                2,156
          65 Harman International Industries,
                Inc.                                    6,124
          41 Helen of Troy Ltd. (a)                     3,864
         109 Installed Building Products,
                Inc. (a)                                2,706
          32 iRobot Corp. (a)                           1,133
         284 Jarden Corp. (a)                          16,222
         340 KB Home                                    4,192
          35 La-Z-Boy, Inc.                               855
         101 Leggett & Platt, Inc.                      4,244
         576 Lennar Corp., Class A                     28,172
         170 LGI Homes, Inc. (a)                        4,136
          35 M.D.C. Holdings, Inc.                        894
         157 M/I Homes, Inc. (a)                        3,441
          39 Mohawk Industries, Inc. (a)                7,386
         174 Newell Rubbermaid, Inc.                    7,670
           7 NVR, Inc. (a)                             11,501
         440 PulteGroup, Inc.                           7,841
         145 Tempur Sealy International,
                Inc. (a)                               10,217
         122 Toll Brothers, Inc. (a)                    4,063
          71 TRI Pointe Group, Inc. (a)                   900
          18 Tupperware Brands Corp.                    1,002
          44 Universal Electronics, Inc. (a)            2,259


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HOUSEHOLD DURABLES (CONTINUED)
          41 WCI Communities, Inc. (a)         $          913
          89 William Lyon Homes, Class A (a)            1,468
                                               --------------
                                                      143,092
                                               --------------
             HOUSEHOLD PRODUCTS -- 0.3%
          57 Central Garden & Pet Co.,
                Class A (a)                               775
          82 Church & Dwight Co., Inc.                  6,960
         120 Clorox (The) Co.                          15,220
         158 HRG Group, Inc. (a)                        2,142
          23 Spectrum Brands Holdings, Inc.             2,341
          21 WD-40 Co.                                  2,072
                                               --------------
                                                       29,510
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.4%
         849 AES (The) Corp.                            8,125
         711 Calpine Corp. (a)                         10,288
         402 Dynegy, Inc. (a)                           5,387
         559 NRG Energy, Inc.                           6,579
                                               --------------
                                                       30,379
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 0.1%
          47 Carlisle Cos., Inc.                        4,169
          54 Raven Industries, Inc.                       842
                                               --------------
                                                        5,011
                                               --------------
             INSURANCE -- 5.1%
          67 ACE Ltd.                                   7,829
          13 Alleghany Corp. (a)                        6,213
         164 Allied World Assurance Co.
                Holdings AG                             6,099
         238 Allstate (The) Corp.                      14,777
         319 Ambac Financial Group, Inc. (a)            4,495
          80 American Equity Investment Life
                Holding Co.                             1,922
          60 American Financial Group, Inc.             4,325
         366 American International Group, Inc.        22,681
          38 American National Insurance Co.            3,886
          74 AMERISAFE, Inc.                            3,767
         165 AmTrust Financial Services, Inc.          10,161
          85 Arch Capital Group Ltd. (a)                5,929
          81 Argo Group International Holdings
                Ltd.                                    4,847
         101 Arthur J. Gallagher & Co.                  4,135
          80 Aspen Insurance Holdings Ltd.              3,864
         416 Assured Guaranty Ltd.                     10,995
         116 Axis Capital Holdings Ltd.                 6,522
         134 Brown & Brown, Inc.                        4,301
         116 Cincinnati Financial Corp.                 6,864
         442 CNO Financial Group, Inc.                  8,438
         165 Employers Holdings, Inc.                   4,504
         137 Endurance Specialty Holdings Ltd.          8,767
          25 Enstar Group Ltd. (a)                      3,751
          60 Everest Re Group, Ltd.                    10,985
          45 FBL Financial Group, Inc., Class A         2,864
         159 First American Financial Corp.             5,708
         976 FNF Group                                 33,838


Page 48                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
          81 Hanover Insurance Group (The),
                Inc.                           $        6,589
         605 Hartford Financial Services Group
                (The), Inc.                            26,293
         140 Heritage Insurance Holdings, Inc.          3,055
          28 Horace Mann Educators Corp.                  929
          34 Infinity Property & Casualty Corp.         2,796
          34 James River Group Holdings Ltd.            1,140
          53 Kemper Corp.                               1,974
         146 Lincoln National Corp.                     7,338
         266 Maiden Holdings Ltd.                       3,966
          26 Markel Corp. (a)                          22,967
         760 MBIA, Inc. (a)                             4,925
         294 MetLife, Inc.                             14,174
         192 National General Holdings Corp.            4,197
          17 National Western Life Group, Inc.,
                Class A                                 4,283
          36 Navigators Group (The), Inc. (a)           3,088
         398 Old Republic International Corp.           7,415
          38 ProAssurance Corp.                         1,844
          69 Reinsurance Group of America,
                Inc.                                    5,903
          98 RenaissanceRe Holdings Ltd.               11,093
          52 RLI Corp.                                  3,211
         149 Selective Insurance Group, Inc.            5,003
         162 State Auto Financial Corp.                 3,336
          23 Stewart Information Services Corp.           859
         137 Third Point Reinsurance Ltd. (a)           1,837
          74 Torchmark Corp.                            4,230
         278 Travelers (The) Cos., Inc.                31,375
          79 United Fire Group, Inc.                    3,026
         157 Universal Insurance Holdings, Inc.         3,639
          65 Unum Group                                 2,164
         230 Validus Holdings Ltd.                     10,647
         115 W. R. Berkley Corp.                        6,296
           3 White Mountains Insurance Group
                Ltd.                                    2,180
         382 XL Group PLC                              14,967
                                               --------------
                                                      439,206
                                               --------------
             INTERNET & CATALOG RETAIL -- 1.7%
         305 1-800-Flowers.com, Inc.,
                Class A (a)                             2,220
          67 Amazon.com, Inc. (a)                      45,285
         294 Expedia, Inc.                             36,544
          62 FTD Cos., Inc. (a)                         1,623
          68 Lands' End, Inc. (a)                       1,594
         335 Netflix, Inc. (a)                         38,317
         174 Nutrisystem, Inc.                          3,765
          11 Priceline Group (The), Inc. (a)           14,025
                                               --------------
                                                      143,373
                                               --------------
             INTERNET SOFTWARE & SERVICES
                -- 2.3%
         101 Akamai Technologies, Inc. (a)              5,316
          22 Alphabet, Inc., Class A (a)               17,116
          37 Cimpress N.V. (a)                          3,002


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES
                (CONTINUED)
          56 Cornerstone OnDemand, Inc. (a)    $        1,934
          12 CoStar Group, Inc. (a)                     2,480
         137 Cvent, Inc. (a)                            4,783
         593 EarthLink Holdings Corp.                   4,406
       1,417 eBay, Inc. (a)                            38,939
         154 Facebook, Inc., Class A (a)               16,118
         199 GTT Communications, Inc. (a)               3,395
          32 IAC/InterActiveCorp                        1,922
         147 j2 Global, Inc.                           12,101
          67 LogMeIn, Inc. (a)                          4,496
          65 Marketo, Inc. (a)                          1,866
          53 NIC, Inc.                                  1,043
         389 Pandora Media, Inc. (a)                    5,216
         112 Q2 Holdings, Inc. (a)                      2,953
         337 Rackspace Hosting, Inc. (a)                8,533
          41 SPS Commerce, Inc. (a)                     2,879
          50 Stamps.com, Inc. (a)                       5,481
          36 Textura Corp. (a)                            777
         118 VeriSign, Inc. (a)                        10,308
          44 Web.com Group, Inc. (a)                      880
       1,197 Yahoo!, Inc. (a)                          39,812
                                               --------------
                                                      195,756
                                               --------------
             IT SERVICES -- 3.6%
         141 Accenture PLC, Class A                    14,734
         109 Blackhawk Network Holdings,
                Inc. (a)                                4,819
         151 Broadridge Financial Solutions,
                Inc.                                    8,113
          50 CACI International, Inc.,
                Class A (a)                             4,639
         442 Cognizant Technology Solutions
                Corp., Class A (a)                     26,529
          81 Computer Sciences Corp.                    2,647
         160 Convergys Corp.                            3,982
         279 CoreLogic, Inc. (a)                        9,447
          30 CSG Systems International, Inc.            1,079
          60 DST Systems, Inc.                          6,844
         139 EPAM Systems, Inc. (a)                    10,928
         140 Euronet Worldwide, Inc. (a)               10,140
         100 ExlService Holdings, Inc. (a)              4,493
         207 Fidelity National Information
                Services, Inc.                         12,544
         319 Fiserv, Inc. (a)                          29,176
          74 Gartner, Inc. (a)                          6,712
          88 Genpact Ltd. (a)                           2,198
         180 Global Payments, Inc.                     11,612
          74 Heartland Payment Systems, Inc.            7,017
          89 Jack Henry & Associates, Inc.              6,947
          50 Leidos Holdings, Inc.                      2,813
         144 ManTech International Corp.,
                Class A                                 4,355
          77 MasterCard, Inc., Class A                  7,497
         139 MAXIMUS, Inc.                              7,819
         136 NeuStar, Inc., Class A (a)                 3,260
         305 Sabre Corp.                                8,531


                        See Notes to Financial Statements                Page 49

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
          23 Science Applications International
                Corp.                          $        1,053
         144 Sykes Enterprises, Inc. (a)                4,432
          69 TeleTech Holdings, Inc.                    1,926
         228 Total System Services, Inc.               11,354
         231 Vantiv, Inc., Class A (a)                 10,954
          90 Virtusa Corp. (a)                          3,721
         298 Visa, Inc., Class A                       23,110
       2,846 Xerox Corp.                               30,253
                                               --------------
                                                      305,678
                                               --------------
             LEISURE PRODUCTS -- 0.4%
          44 Brunswick Corp.                            2,222
         288 Hasbro, Inc.                              19,400
         296 Mattel, Inc.                               8,042
         219 Smith & Wesson Holding Corp. (a)           4,814
          32 Sturm Ruger & Co., Inc.                    1,908
                                               --------------
                                                       36,386
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.3%
          16 Bio-Rad Laboratories, Inc.,
                Class A (a)                             2,219
          45 Bio-Techne Corp.                           4,050
          70 Cambrex Corp. (a)                          3,296
          32 Charles River Laboratories
                International, Inc. (a)                 2,572
          33 PAREXEL International Corp. (a)            2,248
         119 Quintiles Transnational Holdings,
                Inc. (a)                                8,171
         242 VWR Corp. (a)                              6,851
                                               --------------
                                                       29,407
                                               --------------
             MACHINERY -- 3.6%
         223 AGCO Corp.                                10,122
          79 Alamo Group, Inc.                          4,116
          65 Albany International Corp.,
                Class A                                 2,376
         156 Allison Transmission Holdings,
                Inc.                                    4,039
          80 Altra Industrial Motion Corp.              2,006
         128 American Railcar Industries, Inc.          5,924
          82 Astec Industries, Inc.                     3,337
          77 Barnes Group, Inc.                         2,725
         144 Briggs & Stratton Corp.                    2,491
         318 Caterpillar, Inc.                         21,611
         241 Chart Industries, Inc. (a)                 4,328
          69 CIRCOR International, Inc.                 2,908
         174 CLARCOR, Inc.                              8,644
         319 Cummins, Inc.                             28,075
         148 Donaldson Co., Inc.                        4,242
         363 Dover Corp.                               22,256
          25 ESCO Technologies, Inc.                      904
         202 Federal Signal Corp.                       3,202
         151 Flowserve Corp.                            6,354
          31 Graco, Inc.                                2,234
         144 Greenbrier (The) Cos., Inc.                4,697
          71 Hillenbrand, Inc.                          2,104


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MACHINERY (CONTINUED)
          64 Hyster-Yale Materials Handling,
                Inc.                           $        3,357
          29 IDEX Corp.                                 2,222
         311 ITT Corp.                                 11,296
          96 John Bean Technologies Corp.               4,784
         309 Joy Global, Inc.                           3,896
         119 Lincoln Electric Holdings, Inc.            6,175
          14 Lindsay Corp.                              1,014
          61 Manitowoc (The) Co., Inc.                    936
          60 Middleby (The) Corp. (a)                   6,472
          62 Mueller Industries, Inc.                   1,680
          66 Nordson Corp.                              4,234
         102 Oshkosh Corp.                              3,982
         531 PACCAR, Inc.                              25,169
         143 Parker-Hannifin Corp.                     13,868
          14 Proto Labs, Inc. (a)                         892
          54 Rexnord Corp. (a)                            978
          92 Snap-on, Inc.                             15,772
          12 Standex International Corp.                  998
         118 Toro (The) Co.                             8,622
         226 TriMas Corp. (a)                           4,215
         459 Trinity Industries, Inc.                  11,025
          19 Valmont Industries, Inc.                   2,014
         436 Wabash National Corp. (a)                  5,158
         204 Woodward, Inc.                            10,131
         190 Xylem, Inc.                                6,935
                                               --------------
                                                      304,520
                                               --------------
             MARINE -- 0.1%
         168 Kirby Corp. (a)                            8,840
          48 Matson, Inc.                               2,046
                                               --------------
                                                       10,886
                                               --------------
             MEDIA -- 1.5%
          74 AMC Entertainment Holdings,
                Inc., Class A                           1,776
         114 AMC Networks, Inc., Class A (a)            8,514
         128 Cinemark Holdings, Inc.                    4,279
         122 Comcast Corp., Class A                     6,884
       1,330 Discovery Communications, Inc.,
                Class A (a)                            35,484
         278 Entravision Communications
                Corp., Class A                          2,143
         217 Gray Television, Inc. (a)                  3,537
         109 Interpublic Group of Cos. (The),
                Inc.                                    2,538
          37 John Wiley & Sons, Inc., Class A           1,666
         119 New Media Investment Group, Inc.           2,316
          19 Nexstar Broadcasting Group, Inc.,
                Class A                                 1,115
         118 Scholastic Corp.                           4,550
         211 Scripps Networks Interactive,
                Inc., Class A                          11,649
          37 Sinclair Broadcast Group, Inc.,
                Class A                                 1,204
       1,852 Sirius XM Holdings, Inc. (a)               7,538
         111 Starz, Class A (a)                         3,719
         464 TEGNA, Inc.                               11,841


Page 50                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA (CONTINUED)
         242 Time, Inc.                        $        3,792
         291 Tribune Media Co., Class A                 9,839
                                               --------------
                                                      124,384
                                               --------------
             METALS & MINING -- 1.2%
       2,150 Alcoa, Inc.                               21,220
         195 Allegheny Technologies, Inc.               2,194
          93 Carpenter Technology Corp.                 2,815
         340 Commercial Metals Co.                      4,655
          35 Compass Minerals International,
                Inc.                                    2,634
       1,406 Hecla Mining Co.                           2,657
         154 Materion Corp.                             4,312
         647 Newmont Mining Corp.                      11,639
         553 Nucor Corp.                               22,286
         193 Reliance Steel & Aluminum Co.             11,177
         259 Southern Copper Corp.                      6,765
         362 Steel Dynamics, Inc.                       6,469
          89 Stillwater Mining Co. (a)                    763
         266 United States Steel Corp.                  2,123
          35 Worthington Industries, Inc.               1,055
                                               --------------
                                                      102,764
                                               --------------
             MULTILINE RETAIL -- 1.0%
          39 Big Lots, Inc.                             1,503
         163 Burlington Stores, Inc. (a)                6,993
         119 Dillard's, Inc., Class A                   7,819
         287 Dollar General Corp.                      20,627
         747 Kohl's Corp.                              35,580
         270 Macy's, Inc.                               9,444
                                               --------------
                                                       81,966
                                               --------------
             MULTI-UTILITIES -- 1.8%
         107 Alliant Energy Corp.                       6,682
         492 Ameren Corp.                              21,269
          83 Avista Corp.                               2,936
          45 Black Hills Corp.                          2,089
         460 CenterPoint Energy, Inc.                   8,445
         117 CMS Energy Corp.                           4,221
         103 Consolidated Edison, Inc.                  6,620
         172 DTE Energy Co.                            13,793
         560 NiSource, Inc.                            10,926
          52 NorthWestern Corp.                         2,821
         263 PG&E Corp.                                13,989
         821 Public Service Enterprise Group,
                Inc.                                   31,764
         185 SCANA Corp.                               11,191
          72 Sempra Energy                              6,769
         198 Vectren Corp.                              8,399
                                               --------------
                                                      151,914
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 5.2%
         205 Alon USA Energy, Inc.                      3,042
         354 Apache Corp.                              15,742
         439 Chevron Corp.                             39,492
         114 Columbia Pipeline Group, Inc.              2,280
          70 Concho Resources, Inc. (a)                 6,500


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
         578 ConocoPhillips                    $       26,987
         212 CONSOL Energy, Inc.                        1,675
          51 CVR Energy, Inc.                           2,007
         133 Delek US Holdings, Inc.                    3,272
         125 Energen Corp.                              5,124
         466 Exxon Mobil Corp.                         36,325
         237 Green Plains, Inc.                         5,427
         350 Gulfport Energy Corp. (a)                  8,600
         415 Hess Corp.                                20,119
         170 HollyFrontier Corp.                        6,781
          98 Laredo Petroleum, Inc. (a)                   783
       1,348 Marathon Oil Corp.                        16,971
         747 Marathon Petroleum Corp.                  38,725
         429 Murphy Oil Corp.                           9,631
         918 Noble Energy, Inc.                        30,230
         532 Oasis Petroleum, Inc. (a)                  3,921
         133 Par Pacific Holdings, Inc. (a)             3,131
          66 PBF Energy, Inc., Class A                  2,429
         451 Phillips 66                               36,892
         368 QEP Resources, Inc.                        4,931
         144 SM Energy Co.                              2,831
         655 Southwestern Energy Co. (a)                4,657
         121 Targa Resources Corp.                      3,274
         356 Tesoro Corp.                              37,512
         576 Valero Energy Corp.                       40,729
         235 Western Refining, Inc.                     8,371
         544 Whiting Petroleum Corp. (a)                5,135
          77 World Fuel Services Corp.                  2,961
         697 WPX Energy, Inc. (a)                       4,001
                                               --------------
                                                      440,488
                                               --------------
             PAPER & FOREST PRODUCTS -- 0.2%
         109 Boise Cascade Co. (a)                      2,783
         224 KapStone Paper and Packaging
                Corp.                                   5,060
          32 Neenah Paper, Inc.                         1,998
         268 P.H. Glatfelter Co.                        4,942
          81 Schweitzer-Mauduit International,
                Inc.                                    3,401
                                               --------------
                                                       18,184
                                               --------------
             PERSONAL PRODUCTS -- 0.2%
          34 Coty, Inc., Class A                          871
         152 Herbalife Ltd. (a)                         8,150
          67 Nu Skin Enterprises, Inc., Class A         2,539
          34 USANA Health Sciences, Inc. (a)            4,344
                                               --------------
                                                       15,904
                                               --------------
             PHARMACEUTICALS -- 0.6%
         105 Horizon Pharma PLC (a)                     2,275
          59 Impax Laboratories, Inc. (a)               2,523
          39 Intersect ENT, Inc. (a)                      878
          46 Intra-Cellular Therapies, Inc. (a)         2,474
          73 Medicines (The) Co. (a)                    2,726
         561 Merck & Co., Inc.                         29,632


                        See Notes to Financial Statements                Page 51

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS (CONTINUED)
          29 Phibro Animal Health Corp.,
                Class A                        $          874
          81 Prestige Brands Holdings, Inc. (a)         4,170
         232 Sucampo Pharmaceuticals, Inc.,
                Class A (a)                             4,011
         198 Supernus Pharmaceuticals, Inc. (a)         2,661
                                               --------------
                                                       52,224
                                               --------------
             PROFESSIONAL SERVICES -- 1.0%
         282 CBIZ, Inc. (a)                             2,781
         214 Equifax, Inc.                             23,833
          41 Exponent, Inc.                             2,048
          22 FTI Consulting, Inc. (a)                     763
         122 ICF International, Inc. (a)                4,338
          18 IHS, Inc., Class A (a)                     2,132
          63 Insperity, Inc.                            3,033
         196 Kelly Services, Inc., Class A              3,165
          84 Korn/Ferry International                   2,787
          76 ManpowerGroup, Inc.                        6,406
         291 Navigant Consulting, Inc. (a)              4,674
         100 On Assignment, Inc. (a)                    4,495
          61 Resources Connection, Inc.                   997
          81 Robert Half International, Inc.            3,818
         336 RPX Corp. (a)                              3,696
         165 TrueBlue, Inc. (a)                         4,250
          94 Verisk Analytics, Inc. (a)                 7,227
          41 WageWorks, Inc. (a)                        1,860
                                               --------------
                                                       82,303
                                               --------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 3.8%
          49 Alexandria Real Estate Equities,
                Inc.                                    4,428
         258 American Homes 4 Rent, Class A             4,298
          53 American Residential Properties,
                Inc.                                    1,002
          56 Apartment Investment &
                Management Co., Class A                 2,242
          59 Apollo Commercial Real Estate
                Finance, Inc.                           1,017
         335 Apple Hospitality REIT, Inc.               6,690
         757 Ashford Hospitality Trust Inc.             4,777
          80 AvalonBay Communities, Inc.               14,730
         104 BioMed Realty Trust, Inc.                  2,464
         150 Brandywine Realty Trust                    2,049
          28 Camden Property Trust                      2,149
         280 Capstead Mortgage Corp.                    2,447
         201 CBL & Associates Properties, Inc.          2,486
         346 Chimera Investment Corp.                   4,719
         179 Columbia Property Trust, Inc.              4,203
          36 CoreSite Realty Corp.                      2,042
         281 Corrections Corp. of America               7,444
         305 CubeSmart                                  9,339
          28 CyrusOne, Inc.                             1,049
         255 CYS Investments, Inc.                      1,818
         123 DCT Industrial Trust, Inc.                 4,597
          32 Digital Realty Trust, Inc.                 2,420


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS
                (CONTINUED)
          73 Douglas Emmett, Inc.              $        2,276
          28 Education Realty Trust, Inc.               1,061
          54 Empire State Realty Trust, Inc.,
                Class A                                   976
         161 EPR Properties                             9,410
          25 Equinix, Inc.                              7,560
          76 Equity Commonwealth (a)                    2,108
         142 Equity LifeStyle Properties, Inc.          9,467
          62 Essex Property Trust, Inc.                14,843
         135 Extra Space Storage, Inc.                 11,908
          31 Federal Realty Investment Trust            4,529
          88 First Industrial Realty Trust, Inc.        1,947
          84 First Potomac Realty Trust                   958
          62 GEO Group (The), Inc.                      1,792
          85 Healthcare Trust of America, Inc.,
                Class A                                 2,292
         325 Hospitality Properties Trust               8,499
       2,189 Host Hotels & Resorts, Inc.               33,579
          32 Hudson Pacific Properties, Inc.              900
         132 Liberty Property Trust                     4,099
          22 LTC Properties, Inc.                         949
          98 Mack-Cali Realty Corp.                     2,288
         543 MFA Financial, Inc.                        3,584
         102 Mid-America Apartment
                Communities, Inc.                       9,263
          57 National Retail Properties, Inc.           2,283
         184 New York REIT, Inc.                        2,116
         500 Outfront Media, Inc.                      10,915
          61 Physicians Realty Trust                    1,028
          52 Piedmont Office Realty Trust, Inc.,
                Class A                                   982
          53 Plum Creek Timber Co., Inc.                2,529
          71 Post Properties, Inc.                      4,200
          98 Public Storage                            24,275
          42 QTS Realty Trust, Inc., Class A            1,895
         200 Redwood Trust, Inc.                        2,640
          67 Regency Centers Corp.                      4,564
         112 Retail Opportunity Investments
                Corp.                                   2,005
         147 Retail Properties of America, Inc.,
                Class A                                 2,171
         194 Select Income REIT                         3,845
         385 Senior Housing Properties Trust            5,713
         116 Silver Bay Realty Trust Corp.              1,817
          67 Sovran Self Storage, Inc.                  7,190
          79 Summit Hotel Properties, Inc.                944
          61 Sun Communities, Inc.                      4,180
          63 Tanger Factory Outlet Centers, Inc.        2,060
       1,178 Two Harbors Investment Corp.               9,542
         105 United Development Funding IV              1,155
          36 W.P. Carey, Inc.                           2,124
         158 WP Glimcher, Inc.                          1,676
                                               --------------
                                                      324,547
                                               --------------


Page 52                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.1%
          29 Jones Lang LaSalle, Inc.          $        4,636
         101 Marcus & Millichap, Inc. (a)               2,943
                                               --------------
                                                        7,579
                                               --------------
             ROAD & RAIL -- 1.3%
          26 AMERCO                                    10,127
         179 ArcBest Corp.                              3,829
          47 Avis Budget Group, Inc. (a)                1,706
         772 CSX Corp.                                 20,033
         176 Genesee & Wyoming, Inc.,
                Class A (a)                             9,449
         139 Heartland Express, Inc.                    2,366
         124 Hertz Global Holdings, Inc. (a)            1,764
          32 Landstar System, Inc.                      1,877
         285 Marten Transport Ltd.                      5,044
         362 Norfolk Southern Corp.                    30,622
         102 Old Dominion Freight Line,
                Inc. (a)                                6,025
         200 Roadrunner Transportation
                Systems, Inc. (a)                       1,886
          84 Ryder System, Inc.                         4,774
         119 Saia, Inc. (a)                             2,648
          78 Union Pacific Corp.                        6,100
         147 Werner Enterprises, Inc.                   3,438
                                               --------------
                                                      111,688
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.0%
          70 Advanced Energy Industries,
                Inc. (a)                                1,976
       1,028 Amkor Technology, Inc. (a)                 6,250
       1,885 Applied Materials, Inc.                   35,193
          47 Cabot Microelectronics Corp. (a)           2,058
          34 Cavium, Inc. (a)                           2,234
         117 Cirrus Logic, Inc. (a)                     3,455
         216 Diodes, Inc. (a)                           4,964
         243 First Solar, Inc. (a)                     16,036
         192 Inphi Corp. (a)                            5,188
         137 Integrated Device Technology,
                Inc. (a)                                3,610
       1,149 Intel Corp.                               39,583
         459 Marvell Technology Group Ltd.              4,048
         149 MaxLinear, Inc., Class A (a)               2,195
         190 Microsemi Corp. (a)                        6,192
         110 MKS Instruments, Inc.                      3,960
          36 Monolithic Power Systems, Inc.             2,293
         442 ON Semiconductor Corp. (a)                 4,332
         509 Photronics, Inc. (a)                       6,337
         415 SunPower Corp. (a)                        12,454
          45 Synaptics, Inc. (a)                        3,615
         231 Teradyne, Inc.                             4,775
                                               --------------
                                                      170,748
                                               --------------
             SOFTWARE -- 3.1%
         897 Activision Blizzard, Inc.                 34,723
          84 Adobe Systems, Inc. (a)                    7,891


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOFTWARE (CONTINUED)
          47 ANSYS, Inc. (a)                   $        4,347
          55 Aspen Technology, Inc. (a)                 2,077
          66 Blackbaud, Inc.                            4,347
         760 CA, Inc.                                  21,706
         402 Cadence Design Systems, Inc. (a)           8,366
         217 Callidus Software, Inc. (a)                4,030
         409 Electronic Arts, Inc. (a)                 28,106
          55 Ellie Mae, Inc. (a)                        3,313
          32 Fair Isaac Corp.                           3,014
          75 Fleetmatics Group PLC (a)                  3,809
         244 Fortinet, Inc. (a)                         7,605
          46 Gigamon, Inc. (a)                          1,222
         151 Globant S.A. (a)                           5,664
          79 Guidewire Software, Inc. (a)               4,753
          42 Imperva, Inc. (a)                          2,659
         167 Manhattan Associates, Inc. (a)            11,050
         253 Mentor Graphics Corp.                      4,660
          14 MicroStrategy, Inc., Class A (a)           2,510
          25 NetSuite, Inc. (a)                         2,116
         192 Oracle Corp.                               7,014
         103 Paycom Software, Inc. (a)                  3,876
          61 Paylocity Holding Corp. (a)                2,474
         150 Pegasystems, Inc.                          4,125
          46 Proofpoint, Inc. (a)                       2,990
         228 Qlik Technologies, Inc. (a)                7,218
         203 RingCentral, Inc., Class A (a)             4,787
          88 Rovi Corp. (a)                             1,466
         127 Rubicon Project (The), Inc. (a)            2,089
         200 salesforce.com, Inc. (a)                  15,680
          89 SS&C Technologies Holdings, Inc.           6,076
         355 Symantec Corp.                             7,455
          45 Synopsys, Inc. (a)                         2,052
          69 Tyler Technologies, Inc. (a)              12,028
          46 Ultimate Software Group (The),
                Inc. (a)                                8,993
         165 Xura, Inc. (a)                             4,056
                                               --------------
                                                      260,347
                                               --------------
             SPECIALTY RETAIL -- 6.5%
         128 Aaron's, Inc.                              2,866
          88 Abercrombie & Fitch Co., Class A           2,376
         183 Advance Auto Parts, Inc.                  27,543
         399 American Eagle Outfitters, Inc.            6,184
          57 Asbury Automotive Group, Inc. (a)          3,844
          72 AutoNation, Inc. (a)                       4,296
          48 AutoZone, Inc. (a)                        35,612
         305 Barnes & Noble, Inc.                       2,657
         486 Bed Bath & Beyond, Inc. (a)               23,450
         373 Best Buy Co., Inc.                        11,358
          50 Buckle (The), Inc.                         1,539
         137 Cabela's, Inc. (a)                         6,402
          60 Caleres, Inc.                              1,609
         234 CarMax, Inc. (a)                          12,629
          81 Cato (The) Corp., Class A                  2,982
          32 Children's Place (The), Inc.               1,766
          55 CST Brands, Inc.                           2,153
         167 Dick's Sporting Goods, Inc.                5,903


                        See Notes to Financial Statements                Page 53

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SPECIALTY RETAIL (CONTINUED)
         146 DSW, Inc., Class A                $        3,484
         155 Express, Inc. (a)                          2,678
         239 Finish Line (The), Inc., Class A           4,321
         481 Foot Locker, Inc.                         31,308
         151 Francesca's Holdings Corp. (a)             2,629
         252 GameStop Corp., Class A                    7,066
         971 Gap (The), Inc.                           23,984
          65 Genesco, Inc. (a)                          3,694
          52 GNC Holdings, Inc., Class A                1,613
          11 Group 1 Automotive, Inc.                     833
         130 Guess?, Inc.                               2,454
          79 Hibbett Sports, Inc. (a)                   2,389
         240 Home Depot (The), Inc.                    31,740
         154 L Brands, Inc.                            14,756
          43 Lithia Motors, Inc., Class A               4,587
         402 Lowe's Cos., Inc.                         30,568
          90 Michaels Cos.,(The), Inc. (a)              1,990
          54 Monro Muffler Brake, Inc.                  3,576
          51 Murphy USA, Inc. (a)                       3,098
         138 O'Reilly Automotive, Inc. (a)             34,972
          86 Penske Automotive Group, Inc.              3,641
          76 Pep Boys-Manny, Moe & Jack
                (The) (a)                               1,399
         536 Pier 1 Imports, Inc.                       2,728
         191 Rent-A-Center, Inc.                        2,859
          89 Restoration Hardware Holdings,
                Inc. (a)                                7,071
         429 Ross Stores, Inc.                         23,084
         255 Signet Jewelers Ltd.                      31,541
         136 Sonic Automotive, Inc., Class A            3,095
         375 Sportsman's Warehouse Holdings,
                Inc. (a)                                4,838
         154 Tile Shop Holdings, Inc. (a)               2,526
         388 TJX (The) Cos., Inc.                      27,513
         247 Tractor Supply Co.                        21,119
         212 Ulta Salon, Cosmetics &
                Fragrance, Inc. (a)                    39,220
         283 Urban Outfitters, Inc. (a)                 6,438
          85 Vitamin Shoppe, Inc. (a)                   2,780
          81 Williams-Sonoma, Inc.                      4,731
                                               --------------
                                                      551,492
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 1.7%
         233 Cray, Inc. (a)                             7,561
         286 EMC Corp.                                  7,344
       2,382 HP, Inc.                                  28,203
          64 Lexmark International, Inc.,
                Class A                                 2,077
         140 NetApp, Inc.                               3,714
         451 QLogic Corp. (a)                           5,502
         510 SanDisk Corp.                             38,755
         773 Seagate Technology PLC                    28,338
          67 Super Micro Computer, Inc. (a)             1,642
         436 Western Digital Corp.                     26,182
                                               --------------
                                                      149,318
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.7%
          69 Carter's, Inc.                    $        6,143
         215 Coach, Inc.                                7,037
         177 Columbia Sportswear Co.                    8,631
          64 Deckers Outdoor Corp. (a)                  3,021
         186 Fossil Group, Inc. (a)                     6,800
         168 G-III Apparel Group Ltd. (a)               7,436
         341 Iconix Brand Group, Inc. (a)               2,329
         179 Movado Group, Inc.                         4,602
         564 NIKE, Inc., Class B                       35,250
          12 Oxford Industries, Inc.                      766
          68 PVH Corp.                                  5,008
          88 Ralph Lauren Corp.                         9,810
         192 Sequential Brands Group, Inc. (a)          1,519
         233 Skechers U.S.A., Inc., Class A (a)         7,039
          25 Steven Madden Ltd. (a)                       755
         358 Under Armour, Inc., Class A (a)           28,858
         124 Unifi, Inc. (a)                            3,491
         192 Wolverine World Wide, Inc.                 3,208
                                               --------------
                                                      141,703
                                               --------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.7%
         144 BofI Holding, Inc. (a)                     3,031
          91 Brookline Bancorp, Inc.                    1,047
          54 Dime Community Bancshares, Inc.              944
          74 Essent Group Ltd. (a)                      1,620
          95 EverBank Financial Corp.                   1,518
          45 Flagstar Bancorp, Inc. (a)                 1,040
          50 LendingTree, Inc. (a)                      4,464
         135 Meridian Bancorp, Inc.                     1,904
       1,122 MGIC Investment Corp. (a)                  9,907
         115 New York Community Bancorp,
                Inc.                                    1,877
         122 Northfield Bancorp, Inc.                   1,942
         118 Oritani Financial Corp.                    1,947
          47 Provident Financial Services, Inc.           947
         653 Radian Group, Inc.                         8,744
         361 TFS Financial Corp.                        6,798
         213 United Financial Bancorp, Inc.             2,743
         177 Walker & Dunlop, Inc. (a)                  5,099
          57 Walter Investment Management
                Corp. (a)                                 811
          81 Washington Federal, Inc.                   1,930
         128 WSFS Financial Corp.                       4,142
                                               --------------
                                                       62,455
                                               --------------
             TOBACCO -- 0.4%
         255 Altria Group, Inc.                        14,844
         157 Reynolds American, Inc.                    7,246
          93 Universal Corp.                            5,215
         368 Vector Group Ltd.                          8,681
                                               --------------
                                                       35,986
                                               --------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.6%
          67 Air Lease Corp.                            2,243
         224 Aircastle Ltd.                             4,679


Page 54                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS
                (CONTINUED)
          73 Applied Industrial Technologies,
                Inc.                           $        2,956
          84 GATX Corp.                                 3,574
         110 H&E Equipment Services, Inc.               1,923
          73 HD Supply Holdings, Inc. (a)               2,192
          77 Kaman Corp.                                3,142
         414 MRC Global, Inc. (a)                       5,341
         102 MSC Industrial Direct Co., Inc.,
                Class A                                 5,740
         191 Rush Enterprises, Inc.,
                Class A (a)                             4,181
          70 Watsco, Inc.                               8,199
         100 WESCO International, Inc. (a)              4,368
                                               --------------
                                                       48,538
                                               --------------
             TRANSPORTATION INFRASTRUCTURE
                -- 0.0%
         227 Wesco Aircraft Holdings, Inc. (a)          2,717
                                               --------------
             WATER UTILITIES -- 0.2%
          67 American States Water Co.                  2,811
          75 American Water Works Co., Inc.             4,481
         157 Aqua America, Inc.                         4,679
          83 California Water Service Group             1,931
          90 SJW Corp.                                  2,668
                                               --------------
                                                       16,570
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.8%
         108 Shenandoah Telecommunications
                Co.                                     4,650
       3,606 Sprint Corp. (a)                          13,054
         333 Telephone & Data Systems, Inc.             8,621
         870 T-Mobile US, Inc. (a)                     34,034
         130 United States Cellular Corp. (a)           5,305
                                               --------------
                                                       65,664
                                               --------------
             TOTAL COMMON STOCKS -- 99.8%           8,501,789
             (Cost $8,806,389)

             MONEY MARKET FUNDS -- 0.3%
      23,279 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.17% (b)                       23,279
             (Cost $23,279)                    --------------

             TOTAL INVESTMENTS -- 100.1%            8,525,068
             (Cost $8,829,668) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                  (7,399)
                                               --------------
             NET ASSETS -- 100.0%              $    8,517,669
                                               ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of December 31, 2015.

(c) Aggregate cost for federal income tax purposes is $8,888,215. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $392,830 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $755,977.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $   8,501,789     $         --     $         --
Money Market Funds           23,279               --               --
                      -----------------------------------------------
Total Investments     $   8,525,068     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 55

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS  -- 99.9%
             AEROSPACE & DEFENSE -- 2.6%
      43,675 Boeing (The) Co.                  $    6,314,968
      59,978 Honeywell International, Inc.          6,211,922
      52,481 L-3 Communications Holdings,
                Inc.                                6,272,004
      28,561 Lockheed Martin Corp.                  6,202,021
      65,739 United Technologies Corp.              6,315,546
                                               --------------
                                                   31,316,461
                                               --------------
             AIR FREIGHT & LOGISTICS -- 1.0%
      98,462 C.H. Robinson Worldwide, Inc.          6,106,613
      63,514 United Parcel Service, Inc.,
                Class B                             6,111,952
                                               --------------
                                                   12,218,565
                                               --------------
             BANKS -- 7.3%
      97,432 Bank of Hawaii Corp.                   6,128,473
     109,131 Bank of Montreal                       6,157,171
     152,699 Bank of Nova Scotia (The)              6,175,147
     165,071 BB&T Corp.                             6,241,334
     104,092 BOK Financial Corp.                    6,223,661
      92,971 Canadian Imperial Bank of
                Commerce                            6,124,000
     102,105 Cullen/Frost Bankers, Inc.             6,126,300
      51,009 M&T Bank Corp.                         6,181,271
      69,747 Park National Corp.                    6,310,708
     384,134 People's United Financial, Inc.        6,203,764
     115,370 Royal Bank of Canada                   6,181,525
     156,866 Toronto-Dominion (The) Bank            6,144,441
     144,489 U.S. Bancorp                           6,165,346
     113,916 Wells Fargo & Co.                      6,192,474
                                               --------------
                                                   86,555,615
                                               --------------
             BEVERAGES -- 2.1%
      49,704 Anheuser-Busch InBev N.V., ADR         6,213,000
     143,846 Coca-Cola (The) Co.                    6,179,624
      57,243 Diageo PLC, ADR                        6,243,494
      62,401 PepsiCo, Inc.                          6,235,108
                                               --------------
                                                   24,871,226
                                               --------------
             BIOTECHNOLOGY -- 1.1%
     109,499 AbbVie, Inc.                           6,486,721
      38,636 Amgen, Inc.                            6,271,782
                                               --------------
                                                   12,758,503
                                               --------------
             CAPITAL MARKETS -- 0.5%
      87,425 T. Rowe Price Group, Inc.              6,250,013
                                               --------------
             CHEMICALS -- 2.1%
      47,357 Air Products and Chemicals, Inc.       6,161,619
      96,425 E.I. du Pont de Nemours and Co.        6,421,905
      64,486 Monsanto Co.                           6,353,161
      60,262 Praxair, Inc.                          6,170,829
                                               --------------
                                                   25,107,514
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.6%
     140,338 Republic Services, Inc.                6,173,469
     197,364 Tyco International PLC                 6,293,938
     116,527 Waste Management, Inc.                 6,219,046
                                               --------------
                                                   18,686,453
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT
                -- 2.1%
     231,043 Cisco Systems, Inc.               $    6,273,973
      72,955 Harris Corp.                           6,339,789
      90,458 Motorola Solutions, Inc.               6,191,850
     126,207 QUALCOMM, Inc.                         6,308,457
                                               --------------
                                                   25,114,069
                                               --------------
             CONTAINERS & PACKAGING -- 1.1%
     139,196 Bemis Co., Inc.                        6,220,669
     153,962 Sonoco Products Co.                    6,292,427
                                               --------------
                                                   12,513,096
                                               --------------
             DISTRIBUTORS -- 0.5%
      73,278 Genuine Parts Co.                      6,293,847
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.6%
     180,516 AT&T, Inc.                             6,211,555
     223,449 TELUS Corp.                            6,178,365
     134,072 Verizon Communications, Inc.           6,196,808
                                               --------------
                                                   18,586,728
                                               --------------
             ELECTRIC UTILITIES -- 10.0%
     122,879 ALLETE, Inc.                           6,245,940
     108,820 American Electric Power Co., Inc.      6,340,941
     117,039 Cleco Corp.                            6,110,606
      88,153 Duke Energy Corp.                      6,293,243
     104,427 Edison International                   6,183,123
     164,408 El Paso Electric Co.                   6,329,708
     221,680 Empire District Electric (The) Co.     6,222,558
     122,903 Eversource Energy                      6,276,656
     216,914 Hawaiian Electric Industries, Inc.     6,279,660
      91,196 IDACORP, Inc.                          6,201,328
     137,669 MGE Energy, Inc.                       6,387,842
      60,154 NextEra Energy, Inc.                   6,249,399
     237,050 OGE Energy Corp.                       6,232,044
      97,742 Pinnacle West Capital Corp.            6,302,404
     174,280 Portland General Electric Co.          6,338,564
     184,356 PPL Corp.                              6,292,070
     133,114 Southern (The) Co.                     6,228,404
     148,968 Westar Energy, Inc.                    6,317,733
     173,789 Xcel Energy, Inc.                      6,240,763
                                               --------------
                                                  119,072,986
                                               --------------
             ELECTRICAL EQUIPMENT -- 1.6%
     121,354 Eaton Corp. PLC                        6,315,262
     134,130 Emerson Electric Co.                   6,415,438
      65,259 Hubbell, Inc.                          6,593,769
                                               --------------
                                                   19,324,469
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.5%
      90,564 Schlumberger Ltd.                      6,316,839
                                               --------------
             FOOD & STAPLES RETAILING -- 1.6%
     150,606 Sysco Corp.                            6,174,846
     103,339 Wal-Mart Stores, Inc.                  6,334,681
     148,857 Weis Markets, Inc.                     6,594,365
                                               --------------
                                                   19,103,892
                                               --------------


Page 56                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS -- 3.7%
     174,280 Archer-Daniels-Midland Co.        $    6,392,590
     116,859 Campbell Soup Co.                      6,140,940
     150,130 ConAgra Foods, Inc.                    6,329,481
     107,191 General Mills, Inc.                    6,180,633
      69,003 Hershey (The) Co.                      6,159,898
      86,612 Kellogg Co.                            6,259,449
      86,214 Kraft Heinz (The) Co.                  6,272,931
                                               --------------
                                                   43,735,922
                                               --------------
             GAS UTILITIES -- 5.3%
      97,834 AGL Resources, Inc.                    6,242,788
      99,128 Atmos Energy Corp.                     6,249,029
     106,193 Laclede Group (The), Inc.              6,308,926
     198,127 New Jersey Resources Corp.             6,530,266
     124,621 Northwest Natural Gas Co.              6,307,069
     107,847 Piedmont Natural Gas Co., Inc.         6,149,436
     323,034 Questar Corp.                          6,292,702
     262,648 South Jersey Industries, Inc.          6,177,481
     189,115 UGI Corp.                              6,384,522
      98,101 WGL Holdings, Inc.                     6,179,382
                                               --------------
                                                   62,821,601
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 0.5%
     139,732 Abbott Laboratories                    6,275,364
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 0.5%
     172,039 Owens & Minor, Inc.                    6,189,963
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.1%
      48,487 Cracker Barrel Old Country Store,
                Inc.                                6,149,606
      52,290 McDonald's Corp.                       6,177,541
                                               --------------
                                                   12,327,147
                                               --------------
             HOUSEHOLD DURABLES -- 1.1%
     173,104 Garmin Ltd.                            6,434,276
     145,343 Leggett & Platt, Inc.                  6,107,313
                                               --------------
                                                   12,541,589
                                               --------------
             HOUSEHOLD PRODUCTS -- 2.1%
      48,207 Clorox (The) Co.                       6,114,094
      93,269 Colgate-Palmolive Co.                  6,213,581
      49,261 Kimberly-Clark Corp.                   6,270,925
      77,945 Procter & Gamble (The) Co.             6,189,612
                                               --------------
                                                   24,788,212
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 0.5%
      41,727 3M Co.                                 6,285,755
                                               --------------
             INSURANCE -- 6.8%
      53,401 ACE Ltd.                               6,239,907
     152,661 Arthur J. Gallagher & Co.              6,249,941
      76,961 Assurant, Inc.                         6,198,439
     109,654 Axis Capital Holdings Ltd.             6,164,748
     105,500 Cincinnati Financial Corp.             6,242,435
      97,556 Endurance Specialty Holdings Ltd.      6,242,608
      64,452 Erie Indemnity Co., Class A            6,164,189


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INSURANCE (CONTINUED)
      33,733 Everest Re Group, Ltd.            $    6,176,175
      77,494 Hanover Insurance Group (The),
                Inc.                                6,303,362
     112,748 Marsh & McLennan Cos., Inc.            6,251,877
     133,201 Mercury General Corp.                  6,203,171
     197,746 Progressive (The) Corp.                6,288,323
     132,853 Willis Towers Watson PLC               6,452,670
                                               --------------
                                                   81,177,845
                                               --------------
             IT SERVICES -- 2.1%
      73,137 Automatic Data Processing, Inc.        6,196,167
     371,607 Infosys Ltd., ADR                      6,224,417
      45,416 International Business Machines
                Corp.                               6,250,150
     116,992 Paychex, Inc.                          6,187,707
                                               --------------
                                                   24,858,441
                                               --------------
             LEISURE PRODUCTS -- 0.5%
     233,275 Mattel, Inc.                           6,338,082
                                               --------------
             MACHINERY -- 3.2%
      94,327 Caterpillar, Inc.                      6,410,463
      81,283 Deere & Co.                            6,199,455
     218,997 Donaldson Co., Inc.                    6,276,454
     104,001 Dover Corp.                            6,376,301
      67,005 Illinois Tool Works, Inc.              6,210,023
      65,343 Parker-Hannifin Corp.                  6,336,964
                                               --------------
                                                   37,809,660
                                               --------------
             MEDIA -- 2.1%
      82,724 Omnicom Group, Inc.                    6,258,898
     361,991 Shaw Communications, Inc.,
                Class B                             6,222,625
     164,672 Thomson Reuters Corp.                  6,232,835
      54,335 WPP PLC, ADR                           6,234,398
                                               --------------
                                                   24,948,756
                                               --------------
             MULTILINE RETAIL -- 1.1%
     134,627 Kohl's Corp.                           6,412,284
      85,815 Target Corp.                           6,231,027
                                               --------------
                                                   12,643,311
                                               --------------
             MULTI-UTILITIES -- 7.9%
      99,368 Alliant Energy Corp.                   6,205,532
     143,579 Ameren Corp.                           6,206,920
     176,025 Avista Corp.                           6,226,004
     139,988 Black Hills Corp.                      6,499,643
     172,910 CMS Energy Corp.                       6,238,593
      97,047 Consolidated Edison, Inc.              6,237,211
      92,455 Dominion Resources, Inc.               6,253,656
      78,234 DTE Energy Co.                         6,273,584
     356,536 MDU Resources Group, Inc.              6,531,740
     163,102 Public Service Enterprise Group,
                Inc.                                6,310,416
     102,190 SCANA Corp.                            6,181,473
      65,349 Sempra Energy                          6,143,459
     233,187 TECO Energy, Inc.                      6,214,434
     146,905 Vectren Corp.                          6,231,710
     122,125 WEC Energy Group, Inc.                 6,266,234
                                               --------------
                                                   94,020,609
                                               --------------


                        See Notes to Financial Statements                Page 57

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                -- 4.3%
      68,957 Chevron Corp.                     $    6,203,372
     136,448 ConocoPhillips                         6,370,757
     197,364 Enbridge, Inc.                         6,550,511
      79,650 Exxon Mobil Corp.                      6,208,718
      93,041 Occidental Petroleum Corp.             6,290,502
     140,851 Royal Dutch Shell PLC, Class B,
                ADR                                 6,484,780
     138,195 TOTAL S.A., ADR                        6,211,865
     192,007 TransCanada Corp.                      6,257,508
                                               --------------
                                                   50,578,013
                                               --------------
             PERSONAL PRODUCTS -- 0.5%
     145,755 Unilever PLC, ADR                      6,284,956
                                               --------------
             PHARMACEUTICALS -- 4.7%
     186,821 AstraZeneca PLC, ADR                   6,342,573
      90,445 Bristol-Myers Squibb Co.               6,221,711
      71,524 Eli Lilly and Co.                      6,026,612
     154,540 GlaxoSmithKline PLC, ADR               6,235,689
      60,582 Johnson & Johnson                      6,222,983
     118,639 Merck & Co., Inc.                      6,266,512
      72,672 Novartis AG, ADR                       6,252,699
     189,581 Pfizer, Inc.                           6,119,675
     144,761 Sanofi, ADR                            6,174,057
                                               --------------
                                                   55,862,511
                                               --------------
             PROFESSIONAL SERVICES -- 0.5%
     133,258 Nielsen Holdings PLC                   6,209,823
                                               --------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 2.6%
      34,197 AvalonBay Communities, Inc.            6,296,693
      41,620 Federal Realty Investment Trust        6,080,682
      24,554 Public Storage                         6,082,026
     120,474 Realty Income Corp.                    6,220,073
      32,077 Simon Property Group, Inc.             6,237,052
                                               --------------
                                                   30,916,526
                                               --------------
             ROAD & RAIL -- 1.1%
      73,192 Norfolk Southern Corp.                 6,191,311
      81,519 Union Pacific Corp.                    6,374,786
                                               --------------
                                                   12,566,097
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.1%
     110,225 Analog Devices, Inc.                   6,097,647
     179,724 Intel Corp.                            6,191,492
     143,080 Linear Technology Corp.                6,076,608
     131,352 Microchip Technology, Inc.             6,113,122
     268,139 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR        6,100,162
     110,245 Texas Instruments, Inc.                6,042,528
                                               --------------
                                                   36,621,559
                                               --------------
             SOFTWARE -- 1.1%
     219,036 CA, Inc.                               6,255,668
     112,236 Microsoft Corp.                        6,226,853
                                               --------------
                                                   12,482,521
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 0.5%
     201,499 Canon, Inc., ADR                  $    6,071,165
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.5%
      98,698 VF Corp.                               6,143,951
                                               --------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.5%
     493,094 Capitol Federal Financial, Inc.        6,193,261
                                               --------------
             TOBACCO -- 2.1%
     107,136 Altria Group, Inc.                     6,236,386
      56,417 British American Tobacco PLC,
                ADR                                 6,231,258
      71,043 Philip Morris International, Inc.      6,245,390
     135,904 Reynolds American, Inc.                6,271,970
                                               --------------
                                                   24,985,004
                                               --------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 2.1%
     158,440 Fastenal Co.                           6,467,521
     110,819 MSC Industrial Direct Co., Inc.,
                Class A                             6,235,785
      31,336 W.W. Grainger, Inc.                    6,348,360
      52,710 Watsco, Inc.                           6,173,923
                                               --------------
                                                   25,225,589
                                               --------------
             WATER UTILITIES -- 0.5%
     210,749 Aqua America, Inc.                     6,280,320
                                               --------------
             TOTAL INVESTMENTS -- 99.9%         1,187,273,829
             (Cost $1,136,771,835) (a)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   757,237
                                               --------------
             NET ASSETS -- 100.0%              $1,188,031,066
                                               ==============

(a) Aggregate cost for federal income tax purposes is $1,171,753,842. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $79,890,021 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $64,370,034.

ADR   - American Depositary Receipt


Page 58                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1           LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $1,187,273,829     $         --     $         --
                     ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 59

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.1%
             AEROSPACE & DEFENSE -- 1.0%
       2,836 Northrop Grumman Corp.            $      535,465
                                               --------------
             AIRLINES -- 1.9%
      14,302 Hawaiian Holdings, Inc. (a)              505,289
      22,995 JetBlue Airways Corp. (a)                520,837
                                               --------------
                                                    1,026,126
                                               --------------
             AUTO COMPONENTS -- 1.0%
       4,304 Autoliv, Inc.                            537,010
                                               --------------
             BANKS -- 1.1%
      45,427 Investors Bancorp, Inc.                  565,112
                                               --------------
             BEVERAGES -- 4.4%
       2,471 Coca-Cola Bottling Co.
                Consolidated                          450,982
       3,542 Constellation Brands, Inc.,
                Class A                               504,523
       5,734 Dr Pepper Snapple Group, Inc.            534,409
      18,167 National Beverage Corp. (a)              825,508
                                               --------------
                                                    2,315,422
                                               --------------
             BIOTECHNOLOGY -- 1.0%
         974 Regeneron Pharmaceuticals,
                Inc. (a)                              528,755
                                               --------------
             BUILDING PRODUCTS -- 5.1%
       6,985 A.O. Smith Corp.                         535,121
       8,277 Allegion PLC                             545,620
       6,617 American Woodmark Corp. (a)              529,227
       9,904 Fortune Brands Home & Security,
                Inc.                                  549,672
       4,192 Lennox International, Inc.               523,581
                                               --------------
                                                    2,683,221
                                               --------------
             CHEMICALS -- 2.2%
       9,879 Balchem Corp.                            600,643
      20,106 Chemtura Corp. (a)                       548,291
                                               --------------
                                                    1,148,934
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.1%
       5,909 Cintas Corp.                             538,014
      16,872 Healthcare Services Group, Inc.          588,327
                                               --------------
                                                    1,126,341
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 1.0%
       2,944 Palo Alto Networks, Inc. (a)             518,556
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 1.8%
       5,849 Dycom Industries, Inc. (a)               409,196
      11,417 EMCOR Group, Inc.                        548,473
                                               --------------
                                                      957,669
                                               --------------
             DISTRIBUTORS -- 1.2%
       7,879 Pool Corp.                               636,466
                                               --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 2.2%
       2,450 Intercontinental Exchange, Inc.          627,837
       8,824 Nasdaq, Inc.                             513,292
                                               --------------
                                                    1,141,129
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ELECTRICAL EQUIPMENT -- 1.2%
       2,666 Acuity Brands, Inc.               $      623,311
                                               --------------
             FOOD & STAPLES RETAILING -- 1.0%
       4,346 Casey's General Stores, Inc.             523,476
                                               --------------
             FOOD PRODUCTS -- 3.3%
      10,894 Cal-Maine Foods, Inc.                    504,828
       8,783 Hormel Foods Corp.                       694,560
       4,801 Lancaster Colony Corp.                   554,323
                                               --------------
                                                    1,753,711
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 5.5%
       9,776 Cantel Medical Corp.                     607,481
       7,599 Edwards Lifesciences Corp. (a)           600,169
       4,902 ICU Medical, Inc. (a)                    552,847
      12,878 Natus Medical, Inc. (a)                  618,788
       6,773 STERIS PLC                               510,278
                                               --------------
                                                    2,889,563
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.0%
      17,656 AMN Healthcare Services, Inc. (a)        548,219
       3,582 Chemed Corp.                             536,583
       3,235 Henry Schein, Inc. (a)                   511,745
                                               --------------
                                                    1,596,547
                                               --------------
             HEALTH CARE TECHNOLOGY -- 1.0%
       3,416 athenahealth, Inc. (a)                   549,874
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.1%
       8,630 Norwegian Cruise Line Holdings
                Ltd. (a)                              505,718
       5,300 Royal Caribbean Cruises Ltd.             536,413
      10,184 Starbucks Corp.                          611,346
                                               --------------
                                                    1,653,477
                                               --------------
             HOUSEHOLD DURABLES -- 3.0%
       5,415 Helen of Troy Ltd. (a)                   510,364
         329 NVR, Inc. (a)                            540,547
       7,569 Tempur Sealy International,
                Inc. (a)                              533,312
                                               --------------
                                                    1,584,223
                                               --------------
             HOUSEHOLD PRODUCTS -- 1.0%
       4,200 Clorox (The) Co.                         532,686
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 1.0%
       5,971 Danaher Corp.                            554,586
                                               --------------
             INSURANCE -- 4.1%
       9,190 Cincinnati Financial Corp.               543,772
       6,751 Hanover Insurance Group (The),
                Inc.                                  549,127
         611 Markel Corp. (a)                         539,727
       9,613 Torchmark Corp.                          549,479
                                               --------------
                                                    2,182,105
                                               --------------
             INTERNET & CATALOG RETAIL -- 3.0%
         846 Amazon.com, Inc. (a)                     571,803
      11,007 Ctrip.com International Ltd.,
                ADR (a)                               509,954
         398 Priceline Group (The), Inc. (a)          507,430
                                               --------------
                                                    1,589,187
                                               --------------


Page 60                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INTERNET SOFTWARE & SERVICES
                -- 5.0%
         666 Alphabet, Inc., Class C (a)       $      505,414
       4,704 Facebook, Inc., Class A (a)              492,321
       6,800 j2 Global, Inc.                          559,776
       2,359 LinkedIn Corp., Class A (a)              530,964
       6,404 VeriSign, Inc. (a)                       559,453
                                               --------------
                                                    2,647,928
                                               --------------
             IT SERVICES -- 9.0%
       5,205 Accenture PLC, Class A                   543,922
       6,371 Automatic Data Processing, Inc.          539,751
       9,552 Cognizant Technology Solutions
                Corp., Class A (a)                    573,311
      15,474 CSG Systems International, Inc.          556,755
       6,573 Fiserv, Inc. (a)                         601,167
       6,924 Global Payments, Inc.                    446,667
       6,381 Jack Henry & Associates, Inc.            498,101
      10,443 Total System Services, Inc.              520,061
       6,592 Visa, Inc., Class A                      511,210
                                               --------------
                                                    4,790,945
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.9%
       9,945 Cambrex Corp. (a)                        468,310
                                               --------------
             MACHINERY -- 2.1%
       3,515 Snap-on, Inc.                            602,576
       7,168 Toro (The) Co.                           523,766
                                               --------------
                                                    1,126,342
                                               --------------
             MARINE -- 1.0%
      12,527 Matson, Inc.                             534,026
                                               --------------
             MEDIA -- 0.9%
      21,548 Interpublic Group of Cos. (The),
                Inc.                                  501,637
                                               --------------
             PROFESSIONAL SERVICES -- 3.0%
       5,258 Equifax, Inc.                            585,583
      10,667 On Assignment, Inc. (a)                  479,482
       7,056 Verisk Analytics, Inc. (a)               542,465
                                               --------------
                                                    1,607,530
                                               --------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 3.1%
       2,244 Essex Property Trust, Inc.               537,236
       3,625 Federal Realty Investment Trust          529,612
       2,235 Public Storage                           553,610
                                               --------------
                                                    1,620,458
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.0%
      19,912 Integrated Device Technology,
                Inc. (a)                              524,681
      16,295 NVIDIA Corp.                             537,083
                                               --------------
                                                    1,061,764
                                               --------------
             SOFTWARE -- 6.9%
       5,850 Adobe Systems, Inc. (a)                  549,549
       7,801 Electronic Arts, Inc. (a)                536,085
       5,461 Fair Isaac Corp.                         514,317


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOFTWARE (CONTINUED)
       7,031 Manhattan Associates, Inc. (a)    $      465,241
       6,080 Red Hat, Inc. (a)                        503,485
       6,935 salesforce.com, Inc. (a)                 543,704
       6,160 ServiceNow, Inc. (a)                     533,209
                                               --------------
                                                    3,645,590
                                               --------------
             SPECIALTY RETAIL -- 6.3%
         830 AutoZone, Inc. (a)                       615,785
       4,425 Home Depot (The), Inc.                   585,206
       7,585 Monro Muffler Brake, Inc.                502,279
       2,113 O'Reilly Automotive, Inc. (a)            535,477
       3,577 Signet Jewelers Ltd.                     442,439
       3,488 Ulta Salon, Cosmetics &
                Fragrance, Inc. (a)                   645,280
                                               --------------
                                                    3,326,466
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 1.0%
      11,204 Electronics For Imaging, Inc. (a)        523,675
                                               --------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 1.7%
       7,457 NIKE, Inc., Class B                      466,063
       5,479 Under Armour, Inc., Class A (a)          441,662
                                               --------------
                                                      907,725
                                               --------------
             TOBACCO -- 1.0%
      12,058 Reynolds American, Inc.                  556,477
                                               --------------
             TOTAL INVESTMENTS -- 100.1%           53,071,825
             (Cost $52,052,570) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                 (58,865)
                                               --------------
             NET ASSETS -- 100.0%              $   53,012,960
                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $52,109,220. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,859,025 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $896,420.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 61

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  53,071,825     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


Page 62                 See Notes to Financial Statements

                      This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                                                            FIRST TRUST        FIRST TRUST
                                                                          DOW JONES SELECT     MORNINGSTAR        FIRST TRUST
                                                                              MICROCAP       DIVIDEND LEADERS        US IPO
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (FDM)              (FDL)              (FPX)
                                                                          ----------------  ------------------  ----------------

ASSETS:
Investments, at value...............................................       $   49,469,090     $  872,640,727     $  832,786,183
Cash................................................................                   --                 --            194,779
Receivables:
      Capital shares sold...........................................                   --          4,737,543                 --
      Investment securities sold....................................               70,510          1,392,662                 --
      Dividends.....................................................              154,733          2,180,886            442,379
      Interest......................................................                   --                 --                 --
      Securities lending income.....................................                   --                 --             39,961
      From investment advisor.......................................                   --                 --                 --
      Reclaims......................................................                   --                 --              4,262
      Due from authorized participants..............................                   --                 --                189
Prepaid expenses....................................................               19,375              7,763              7,475
                                                                           --------------     --------------     --------------
      TOTAL ASSETS..................................................           49,713,708        880,959,581        833,475,228
                                                                           --------------     --------------     --------------
LIABILITIES:
Due to custodian....................................................                3,894            238,961                 --
Payables:
      Capital shares redeemed.......................................                   --                 --                 --
      Investment securities purchased...............................               93,703          4,731,894                 --
      Audit and tax fees............................................               24,925             24,925             24,925
      Investment advisory fees......................................               15,769            195,931            254,690
      Printing fees.................................................                4,095             39,892             35,878
      Due to authorized participants................................                  718                 --                 --
      Trustees' fees................................................                    3                 61                173
      Collateral for securities on loan.............................                   --                 --         43,008,943
      Licensing fees................................................                   --            189,015            188,493
Other liabilities...................................................               19,219            245,307            269,277
                                                                           --------------     --------------     --------------
      TOTAL LIABILITIES.............................................              162,326          5,665,986         43,782,379
                                                                           --------------     --------------     --------------
NET ASSETS..........................................................       $   49,551,382     $  875,293,595     $  789,692,849
                                                                           ==============     ==============     ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................       $   71,432,740     $  896,321,372     $  770,752,136
Par value...........................................................               15,050            369,500            154,500
Accumulated net investment income (loss)............................                   --            (62,027)                --
Accumulated net realized gain (loss) on investments and
   foreign currency transactions....................................          (22,815,574)       (60,463,660)       (45,599,856)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translations....................................              919,166         39,128,410         64,386,069
                                                                           --------------     --------------     --------------
NET ASSETS..........................................................       $   49,551,382     $  875,293,595     $  789,692,849
                                                                           ==============     ==============     ==============
NET ASSET VALUE, per share..........................................       $        32.92     $        23.69     $        51.11
                                                                           ==============     ==============     ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).......................................            1,505,000         36,950,002         15,450,002
                                                                           --------------     --------------     --------------
Investments, at cost................................................       $   48,549,924     $  833,512,317     $  768,400,114
                                                                           ==============     ==============     ==============
Securities on loan, at value........................................       $           --     $           --     $   41,811,660
                                                                           ==============     ==============     ==============


Page 64                 See Notes to Financial Statements

      FIRST TRUST         FIRST TRUST         FIRST TRUST           FIRST TRUST            FIRST TRUST          FIRST TRUST
       NYSE ARCA           DOW JONES            CAPITAL           TOTAL US MARKET         VALUE LINE(R)      VALUE LINE(R) 100
     BIOTECHNOLOGY         INTERNET            STRENGTH             ALPHADEX(R)             DIVIDEND          EXCHANGE-TRADED
      INDEX FUND          INDEX FUND              ETF                   ETF                INDEX FUND              FUND
         (FBT)               (FDN)              (FTCS)                 (TUSA)                 (FVD)                (FVL)
    ---------------     ---------------     ---------------     --------------------     ---------------     -----------------


    $ 3,749,756,487     $ 5,110,183,203      $  165,833,508       $      8,525,068       $ 1,187,273,829      $    53,071,825
          2,287,072                  --                  --                  7,645                    --               13,828

                 --          71,569,222           1,935,706                     --             3,579,063                   --
          5,733,390           1,478,767                  --                  8,413                    --                   --
                 --             188,105             247,468                 10,874             2,472,848               45,854
                 --                 140                  --                      3                    --                   --
            266,963             117,776                  --                     --                    --                   --
                 --                  --                  --                  1,845                    --                   --
            125,332                  --                  --                     --               107,624                   --
                319               3,703                  --                     --                    --                  382
             29,522              33,238               1,243                  7,571                10,959                  523
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
      3,758,199,085       5,183,574,154         168,017,925              8,561,419         1,193,444,323           53,132,412
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------

                 --                  --             116,198                     --               519,634                   --

          5,733,639                  --                  --                     --                    --                   --
                 --          71,537,922           1,936,107                     --             3,579,029                7,788
             24,925              24,925              24,925                 24,925                24,925               24,925
          1,138,864           1,645,236              68,662                     --               442,405               16,021
            118,428             100,220               6,183                  1,438                46,426                4,007
                 --                  --                  --                  7,558                    --                   --
                900                  --                  --                     --                    75                   14
        312,619,025         193,154,254                  --                     --                    --                   --
            645,997           1,181,038               3,775                    225               447,956               21,758
            892,892           1,109,164              47,412                  9,604               352,807               44,939
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
        321,174,670         268,752,759           2,203,262                 43,750             5,413,257              119,452
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
    $ 3,437,024,415     $ 4,914,821,395     $   165,814,663       $      8,517,669       $ 1,188,031,066      $    53,012,960
    ===============     ===============     ===============       ================       ===============      ===============

    $ 3,340,317,009     $ 4,558,397,340     $   187,215,905       $     12,513,419       $ 1,208,828,137      $   135,991,179
            304,000             658,500              43,500                  3,500               497,880               26,900
                 --                  --                  --                  (392)                    --                   --

       (170,828,705)       (113,159,141)        (24,883,068)            (3,694,258)          (71,796,945)         (84,024,374)

        267,232,111         468,924,696           3,438,326               (304,600)           50,501,994            1,019,255
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
    $ 3,437,024,415     $ 4,914,821,395     $   165,814,663       $      8,517,669       $ 1,188,031,066      $    53,012,960
    ===============     ===============     ===============       ================       ===============      ===============
    $        113.06     $         74.64     $         38.12       $          24.34       $         23.86      $         19.71
    ===============     ===============     ===============       ================       ===============      ===============

         30,400,002          65,850,002           4,350,002                350,002            49,787,986            2,689,982
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
    $ 3,482,524,376     $ 4,641,258,507     $   162,395,182       $      8,829,668       $ 1,136,771,835      $    52,052,570
    ===============     ===============     ===============       ================       ===============      ===============
    $   302,586,474     $   186,639,392     $            --       $             --       $            --      $            --
    ===============     ===============     ===============       ================       ===============      ===============


                       See Notes to Financial Statements                 Page 65

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            FIRST TRUST        FIRST TRUST
                                                                          DOW JONES SELECT     MORNINGSTAR        FIRST TRUST
                                                                              MICROCAP       DIVIDEND LEADERS        US IPO
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (FDM)              (FDL)              (FPX)
                                                                          ----------------  ------------------  ----------------

INVESTMENT INCOME:
Dividends...........................................................       $    1,074,305     $   35,935,066     $    8,432,519
Foreign tax withholding.............................................                 (499)                --            (38,117)
Securities lending income (net of fees).............................                   --                 --            345,596
Interest............................................................                   --                 --                 --
                                                                           --------------     --------------     --------------
      Total investment income.......................................            1,073,806         35,935,066          8,739,998
                                                                           --------------     --------------     --------------

EXPENSES:
Investment advisory fees............................................              262,243          2,670,733          2,883,306
Accounting and administration fees..................................               32,875            448,567            364,178
Licensing fees......................................................               31,222            806,641            720,826
Audit and tax fees..................................................               25,179             25,179             25,179
Listing fees........................................................                7,381              9,881              8,413
Custodian fees......................................................                6,868            115,773            108,270
Printing fees.......................................................                6,086             78,977             71,359
Trustees' fees and expenses.........................................                4,602             13,921             12,776
Transfer agent fees.................................................                2,622             44,447             36,041
Legal fees..........................................................                2,589             43,151             36,801
Registration and filing fees........................................                  285            (7,734)             19,472
Expenses previously waived or reimbursed............................                   --                 --             22,244
Other expenses......................................................                1,931             17,529             16,094
                                                                           --------------     --------------     --------------
      Total expenses................................................              383,883          4,267,065          4,324,959
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................              (69,191)          (260,965)                --
                                                                           --------------     --------------     --------------
      Net expenses..................................................              314,692          4,006,100          4,324,959
                                                                           --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS)........................................              759,114         31,928,966          4,415,039
                                                                           --------------     --------------     --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................           (4,848,400)       (17,949,760)       (31,381,854)
      In-kind redemptions...........................................            8,542,741         29,698,877         27,797,754
      Foreign currency transactions.................................                   --                 --                (53)
                                                                           --------------     --------------     --------------
Net realized gain (loss)............................................            3,694,341         11,749,117         (3,584,153)
                                                                           --------------     --------------     --------------
Net increase from payment by the advisor............................                   --                 --                 --
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................           (4,419,000)       (26,130,013)        (7,795,870)
      Foreign currency transactions.................................                   --                 --                 54
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation)................           (4,419,000)       (26,130,013)        (7,795,816)
                                                                           --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................             (724,659)       (14,380,896)       (11,379,969)
                                                                           --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................       $       34,455     $   17,548,070     $   (6,964,930)
                                                                           ==============     ==============     ==============


Page 66                 See Notes to Financial Statements

      FIRST TRUST         FIRST TRUST         FIRST TRUST           FIRST TRUST            FIRST TRUST          FIRST TRUST
       NYSE ARCA           DOW JONES            CAPITAL           TOTAL US MARKET         VALUE LINE(R)      VALUE LINE(R) 100
     BIOTECHNOLOGY         INTERNET            STRENGTH             ALPHADEX(R)             DIVIDEND          EXCHANGE-TRADED
      INDEX FUND          INDEX FUND              ETF                   ETF                INDEX FUND              FUND
         (FBT)               (FDN)              (FTCS)                 (TUSA)                 (FVD)                (FVL)
    ---------------     ---------------     ---------------     --------------------     ---------------     -----------------


    $    14,476,639     $     6,209,288     $     2,624,324       $        107,796       $    36,781,495      $       604,768
           (350,470)                 --                  --                   (292)             (603,492)              (4,654)
          6,390,081           1,797,411                  --                     --                    --                   --
                 --               2,216                  --                      7                    --                   --
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
         20,516,250           8,008,915           2,624,324                107,511            36,178,003              600,114
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------


         12,922,500          12,774,391             585,023                 32,325             5,841,451              294,094
          1,319,595           1,304,134              60,940                  7,914               573,379               33,028
          2,584,501           1,985,248              19,200                 15,805             1,774,847               93,307
             25,179              25,179              25,179                 28,679                25,179               25,179
              7,381               9,881               2,074                 22,000                25,913               22,000
            360,082             387,206              14,626                    808               149,160                7,711
            248,437             193,587              11,672                 11,840                93,376                7,021
             42,716              39,557               5,315                  4,073                17,282                4,692
            105,765             104,839               5,850                    323                54,172                2,941
            164,809             151,379               5,270                    572                57,172                2,909
             96,903             168,372               5,017                    393                 5,896                 (992)
                 --                  --              17,437                     --                    --                   --
             49,449              59,523               2,928                  2,397                24,259                3,314
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
         17,927,317          17,203,296             760,531                127,129             8,642,086              495,204

                 --                  --                  --                (81,875)             (464,054)             (83,472)
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
         17,927,317          17,203,296             760,531                 45,254             8,178,032              411,732
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
          2,588,933          (9,194,381)          1,863,793                 62,257            27,999,971              188,382
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------


       (145,312,031)        (68,291,374)           (563,097)               (29,326)          (26,099,735)          (1,988,232)
        471,929,842         257,342,033           8,255,750                 98,494            96,282,113            1,523,992
                 --                  --                  --                     --                   488                   --
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
        326,617,811         189,050,659           7,692,653                 69,168            70,182,866            (464,240)
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
                 --                  --                  --                     --                    --               95,996
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------

       (147,075,543)        375,900,470          (7,484,967)              (496,144)          (85,527,963)          (1,386,028)
                 --                  --                  --                     --                    --                   --
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
       (147,075,543)        375,900,470          (7,484,967)              (496,144)          (85,527,963)          (1,386,028)
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------
        179,542,268         564,951,129             207,686               (426,976)          (15,345,097)          (1,754,272)
    ---------------     ---------------     ---------------       ----------------       ---------------      ---------------

    $   182,131,201     $   555,756,748     $     2,071,479       $       (364,719)      $    12,654,874      $    (1,565,890)
    ===============     ===============     ===============       ================       ===============      ===============


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FIRST TRUST                      FIRST TRUST
                                                                        DOW JONES SELECT                    MORNINGSTAR
                                                                            MICROCAP                     DIVIDEND LEADERS
                                                                           INDEX FUND                       INDEX FUND
                                                                              (FDM)                            (FDL)
                                                                  -----------------------------    -----------------------------
                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended           Ended
                                                                   12/31/2015      12/31/2014       12/31/2015      12/31/2014
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...........................        $     759,114   $     488,136    $  31,928,966   $  27,280,010
   Net realized gain (loss)...............................            3,694,341       9,774,685       11,749,117      55,102,030
   Net increase from payment by the advisor...............                   --              --               --              --
   Net change in unrealized appreciation (depreciation)...           (4,419,000)    (10,331,091)     (26,130,013)      6,605,707
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.....................................               34,455         (68,270)      17,548,070      88,987,747
                                                                  -------------   -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................             (743,446)       (512,148)     (32,145,837)    (27,604,717)
                                                                  -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................           31,352,476              --      141,457,821     494,651,004
   Cost of shares redeemed................................          (32,739,987)    (38,851,754)    (236,717,928)   (258,319,285)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................           (1,387,511)    (38,851,754)     (95,260,107)    236,331,719
                                                                  -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets................           (2,096,502)    (39,432,172)    (109,857,874)    297,714,749

NET ASSETS:
   Beginning of period....................................           51,647,884      91,080,056      985,151,469     687,436,720
                                                                  -------------   -------------    -------------   -------------
   End of period..........................................        $  49,551,382   $  51,647,884    $ 875,293,595   $ 985,151,469
                                                                  =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period....................................        $          --   $       2,224    $     (62,027)  $          --
                                                                  =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................            1,555,000       2,805,000       41,150,002      31,350,002
   Shares sold............................................              950,000              --        6,000,000      20,700,000
   Shares redeemed........................................           (1,000,000)     (1,250,000)     (10,200,000)    (10,900,000)
                                                                  -------------   -------------    -------------   -------------
   Shares outstanding, end of period......................            1,505,000       1,555,000       36,950,002      41,150,002
                                                                  =============   =============    =============   =============


Page 68                 See Notes to Financial Statements

                                           FIRST TRUST                        FIRST TRUST
         FIRST TRUST                        NYSE ARCA                          DOW JONES
           US IPO                         BIOTECHNOLOGY                        INTERNET
         INDEX FUND                        INDEX FUND                         INDEX FUND
            (FPX)                             (FBT)                              (FDN)
-----------------------------    -------------------------------    -------------------------------
For the Year    For the Year      For the Year     For the Year      For the Year     For the Year
    Ended           Ended            Ended            Ended             Ended            Ended
 12/31/2015      12/31/2014        12/31/2015       12/31/2014        12/31/2015       12/31/2014
-------------   -------------    --------------   --------------    --------------   --------------

$   4,415,039   $   4,297,904    $    2,588,933   $      898,341    $   (9,194,381)  $   (2,429,166)
   (3,584,153)     22,007,386       326,617,811      307,600,748       189,050,659      341,700,768
           --              --                --               --                --               --
   (7,795,816)     22,326,941      (147,075,543)     218,034,539       375,900,470     (345,960,771)
-------------   -------------    --------------   --------------    --------------   --------------

   (6,964,930)     48,632,231       182,131,201      526,533,628       555,756,748       (6,689,169)
-------------   -------------    --------------   --------------    --------------   --------------


   (4,530,346)     (4,268,031)       (3,747,095)      (1,076,820)               --               --
-------------   -------------    --------------   --------------    --------------   --------------

  372,941,483     267,156,832     2,367,869,339    1,228,321,602     3,428,956,816    1,280,119,495
 (107,696,610)   (126,953,339)   (1,235,810,318)   (581,107,220)    (1,046,685,047)  (1,226,489,727)
-------------   -------------    --------------   --------------    --------------   --------------

  265,244,873     140,203,493     1,132,059,021      647,214,382     2,382,271,769       53,629,768
-------------   -------------    --------------   --------------    --------------   --------------
  253,749,597     184,567,693     1,310,443,127    1,172,671,190     2,938,028,517       46,940,599


  535,943,252     351,375,559     2,126,581,288      953,910,098     1,976,792,878    1,929,852,279
-------------   -------------    --------------   --------------    --------------   --------------
$ 789,692,849   $ 535,943,252    $3,437,024,415   $2,126,581,288    $4,914,821,395   $1,976,792,878
=============   =============    ==============   ==============    ==============   ==============

$          --   $      32,444    $           --   $           --    $           --   $           --
=============   =============    ==============   ==============    ==============   ==============

   10,650,002       7,750,002        20,850,002       13,800,002        32,250,002       32,250,002
    6,900,000       5,650,000        20,350,000       14,150,000        49,100,000       21,250,000
   (2,100,000)     (2,750,000)      (10,800,000)      (7,100,000)      (15,500,000)     (21,250,000)
-------------   -------------    --------------   --------------    --------------   --------------
   15,450,002      10,650,002        30,400,002       20,850,002        65,850,002       32,250,002
=============   =============    ==============   ==============    ==============   ==============


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                            FIRST TRUST
                                                                           FIRST TRUST                    TOTAL US MARKET
                                                                        CAPITAL STRENGTH                    ALPHADEX(R)
                                                                               ETF                              ETF
                                                                             (FTCS)                           (TUSA)
                                                                  -----------------------------    -----------------------------
                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended           Ended
                                                                   12/31/2015      12/31/2014       12/31/2015      12/31/2014
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...........................        $   1,863,793   $   1,577,772    $      62,257   $      54,733
   Net realized gain (loss)...............................            7,692,653       5,391,406           69,168         672,438
   Net increase from payment by the advisor...............                   --              --               --              --
   Net change in unrealized appreciation (depreciation)...           (7,484,967)      4,781,081         (496,144)       (596,858)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.....................................            2,071,479      11,750,259         (364,719)        130,313
                                                                  -------------   -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................           (1,868,316)     (1,680,216)         (65,921)        (55,881)
                                                                  -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................          146,883,652      53,160,607        4,949,444       1,262,594
   Cost of shares redeemed................................          (66,958,092)    (43,250,832)      (1,226,230)     (1,271,557)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................           79,925,560       9,909,775        3,723,214          (8,963)
                                                                  -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets................           80,128,723      19,979,818        3,292,574          65,469

NET ASSETS:
   Beginning of period....................................           85,685,940      65,706,122        5,225,095       5,159,626
                                                                  -------------   -------------    -------------   -------------
   End of period..........................................        $ 165,814,663   $  85,685,940    $   8,517,669   $   5,225,095
                                                                  =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period....................................        $          --   $          --    $        (392)  $          --
                                                                  =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................            2,250,002       1,950,002          200,002         200,002
   Shares sold............................................            3,850,000       1,550,000          200,000          50,000
   Shares redeemed........................................           (1,750,000)     (1,250,000)         (50,000)        (50,000)
                                                                  -------------   -------------    -------------   -------------
   Shares outstanding, end of period......................            4,350,002       2,250,002          350,002         200,002
                                                                  =============   =============    =============   =============


Page 70                 See Notes to Financial Statements

         FIRST TRUST                        FIRST TRUST
    VALUE LINE(R) DIVIDEND               VALUE LINE(R) 100
          INDEX FUND                   EXCHANGE-TRADED FUND
            (FVD)                              (FVL)
-------------------------------   -------------------------------
 For the Year     For the Year     For the Year     For the Year
    Ended            Ended            Ended            Ended
  12/31/2015       12/31/2014       12/31/2015       12/31/2014
--------------   --------------   --------------   --------------

$   27,999,971   $   23,422,506   $      188,382   $      337,501
    70,182,866       92,584,613         (464,240)       6,759,546
            --               --           95,996               --
   (85,527,963)      20,655,635       (1,386,028)      (1,112,537)
--------------   --------------   --------------   --------------

    12,654,874      136,662,754       (1,565,890)       5,984,510
--------------   --------------   --------------   --------------


   (28,470,161)     (24,031,395)        (184,307)        (352,430)
--------------   --------------   --------------   --------------

   703,563,120      722,167,468        5,252,525        8,785,008
  (589,015,540)    (541,861,484)     (10,497,440)     (10,466,963)
--------------   -------------    --------------   --------------

   114,547,580      180,305,984       (5,244,915)      (1,681,955)
--------------   --------------   --------------   --------------
    98,732,293      292,937,343       (6,995,112)       3,950,125


 1,089,298,773      796,361,430       60,008,072       56,057,947
--------------   --------------   --------------   --------------
$1,188,031,066   $1,089,298,773   $   53,012,960   $   60,008,072
==============   ==============   ==============   ==============

$           --   $           --   $           --   $           --
==============   ==============   ==============   ==============

    45,137,986       37,287,986        2,939,982        3,039,982
    29,150,000       31,750,000          250,000          450,000
   (24,500,000)     (23,900,000)        (500,000)        (550,000)
--------------   --------------   --------------   --------------
    49,787,986       45,137,986        2,689,982        2,939,982
==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    33.21     $    32.47     $    22.87     $    20.09     $    22.17
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.49           0.23           0.25           0.35           0.10
Net realized and unrealized gain (loss)             (0.30)          0.76           9.62           2.83          (2.02)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.19           0.99           9.87           3.18          (1.92)
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.48)         (0.25)         (0.27)         (0.40)         (0.16)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    32.92     $    33.21     $    32.47     $    22.87     $    20.09
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     0.55%          3.08%         43.32%         15.86%         (8.69)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   49,551     $   51,648     $   91,080     $   41,281     $   52,328
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.73%          0.70%          0.72%          0.76%          0.71%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                1.46%          0.71%          0.93%          1.38%          0.40%
Portfolio turnover rate (b)                            63%            49%            70%            71%            59%


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    23.94     $    21.93     $    18.46     $    17.57     $    15.92
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.86           0.80           0.69           0.71           0.61
Net realized and unrealized gain (loss)             (0.25)          2.01           3.47           0.89           1.65
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.61           2.81           4.16           1.60           2.26
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.86)         (0.80)         (0.69)         (0.71)         (0.61)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    23.69     $    23.94     $    21.93     $    18.46     $    17.57
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     2.73%         12.96%         22.71%          9.14%         14.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  875,294     $  985,151     $  687,437     $  545,517     $  447,030
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.48%          0.49%          0.49%          0.51%          0.56%
Ratio of net expenses to average net assets          0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income (loss) to
   average net assets                                3.59%          3.55%          3.61%          3.88%          3.98%
Portfolio turnover rate (b)                            61%            40%            35%            31%            27%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 72                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST US IPO INDEX FUND (FPX)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    50.32     $    45.34     $    30.82     $    23.99     $    23.51
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.31           0.41           0.22           0.31           0.18
Net realized and unrealized gain (loss)              0.80           4.97          14.53           6.87           0.55
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     1.11           5.38          14.75           7.18           0.73
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.32)         (0.40)         (0.23)         (0.35)         (0.25)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    51.11     $    50.32     $    45.34     $    30.82     $    23.99
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     2.19%         11.91%         47.98%         30.01%          3.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  789,693     $  535,943     $  351,376     $   24,659     $   15,594
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.60%          0.60%          0.66%          1.01%          1.01%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.61%          0.89%          0.69%          1.27%          0.70%
Portfolio turnover rate (b)                            41%            46%            30%            48%            44%


FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $   101.99     $    69.12     $    46.05     $    32.68     $    39.07
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.09           0.04          (0.10)         (0.22)         (0.30)
Net realized and unrealized gain (loss)             11.11          32.88          23.17          13.59          (6.09)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    11.20          32.92          23.07          13.37          (6.39)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.13)         (0.05)            --             --             --
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $   113.06     $   101.99     $    69.12     $    46.05     $    32.68
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    10.97%         47.63%         50.10%         40.91%        (16.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $3,437,024     $2,126,581     $  953,910     $  239,445     $  183,030
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.55%          0.58%          0.60%          0.61%          0.61%
Ratio of net expenses to average net assets          0.55%          0.58%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.08%          0.06%         (0.26)%        (0.48)%        (0.54)%
Portfolio turnover rate (b)                            30%            58%            48%            39%            44%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    61.30     $    59.84     $    39.01     $    32.28     $    34.27
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        (0.14)         (0.08)         (0.11)         (0.08)         (0.10)
Net realized and unrealized gain (loss)             13.48           1.54          20.94           6.81          (1.87)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    13.34           1.46          20.83           6.73          (1.97)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  --             --             --             --          (0.02)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    74.64     $    61.30     $    59.84     $    39.01     $    32.28
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    21.77%          2.42%         53.40%         20.85%         (5.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $4,914,821     $1,976,793     $1,929,852     $  557,882     $  519,683
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.54%          0.54%          0.57%          0.60%          0.60%
Ratio of net expenses to average net assets          0.54%          0.54%          0.57%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                               (0.29)%        (0.13)%        (0.28)%        (0.23)%        (0.25)%
Portfolio turnover rate (b)                            28%            27%            17%            33%            18%


FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    38.08     $    33.70     $    25.16     $    21.82     $    22.90
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.57           0.72           0.45           0.45           0.35
Net realized and unrealized gain (loss)              0.04           4.43           8.54           3.34          (1.01)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.61           5.15           8.99           3.79          (0.66)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.57)         (0.77)         (0.45)         (0.45)         (0.42)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    38.12     $    38.08     $    33.70     $    25.16     $    21.82
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     1.64%         15.46%         35.90%         17.45%         (2.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  165,815     $   85,686     $   65,706     $   32,707     $   31,643
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.65%          0.66%          0.76%          0.83%          0.82%
Ratio of net expenses to average net assets          0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss) to
   average net assets                                1.59%          2.07%          1.59%          1.84%          1.51%
Portfolio turnover rate (b)                            96%            89%           156%            84%           114%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 74                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    26.13     $    25.80     $    19.34     $    18.16     $    20.30
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.22           0.27           0.21           0.34           0.21
Net realized and unrealized gain (loss)             (1.78)          0.34           6.47           1.24          (2.14)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (1.56)          0.61           6.68           1.58          (1.93)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.23)         (0.28)         (0.22)         (0.40)         (0.21)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    24.34     $    26.13     $    25.80     $    19.34     $    18.16
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    (5.99)%         2.36%         34.65%          8.74%         (9.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $    8,518     $    5,225     $    5,160     $    3,868     $    6,357
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        1.97%          3.17%          2.01%          1.85%          1.39%
Ratio of net expenses to average net assets          0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                                0.96%          1.05%          0.91%          1.64%          1.05%
Portfolio turnover rate (b)                           170%           183%           186%           203%           184%


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    24.13     $    21.36     $    17.29     $    16.01     $    15.08
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.55           0.58           0.50           0.50           0.42
Net realized and unrealized gain (loss)             (0.26)          2.78           4.06           1.28           0.93
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.29           3.36           4.56           1.78           1.35
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.56)         (0.59)         (0.49)         (0.50)         (0.42)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    23.86     $    24.13     $    21.36     $    17.29     $    16.01
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     1.26%         15.94%         26.57%         11.17%          9.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $1,188,031     $1,089,299     $  796,361     $  508,103     $  366,399
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.74%          0.75%          0.76%          0.78%          0.79%
Ratio of net expenses to average net assets          0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                                2.40%          2.63%          2.57%          3.03%          2.84%
Portfolio turnover rate (b)                            82%            63%            71%            54%            53%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------    ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    20.41      $    18.44     $    13.27     $    12.37     $    13.52
                                               ----------      ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.07            0.11           0.06           0.15           0.08
Net realized and unrealized gain (loss)             (0.71) (a)       1.98           5.17           0.90          (1.15)
                                               ----------      ----------     ----------     ----------     ----------
Total from investment operations                    (0.64)           2.09           5.23           1.05          (1.07)
                                               ----------      ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.06)          (0.12)         (0.06)         (0.15)         (0.08)
                                               ----------      ----------     ----------     ----------     ----------
Net asset value, end of period                 $    19.71      $    20.41     $    18.44     $    13.27     $    12.37
                                               ==========      ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                    (3.13)% (a)     11.33%         39.44%          8.53%         (7.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   53,013      $   60,008     $   56,058     $   45,635     $   55,543
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.84%           0.84%          0.87%          0.87%          0.82%
Ratio of net expenses to average net assets          0.70%           0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                                0.32%           0.57%          0.35%          1.03%          0.47%
Portfolio turnover rate (c)                           404%            325%           350%           304%           202%


(a) The Fund received a payment from the advisor in the amount of $95,996 in connection with a trade error. The payment from the advisor represents $0.03 per share and had no effect on the Fund's total return.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 76                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

  First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc. ("NYSE
     Arca") ticker "FDM")
  First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca ticker "FDL") First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
  First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN")
  First Trust Capital Strength ETF - (The Nasdaq(R) Stock Market LLC ("Nasdaq")
     ticker "FTCS")
  First Trust Total US Market AlphaDEX(R) ETF - (Nasdaq ticker "TUSA")(1)
  First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD")
  First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker "FVL")

  (1) Effective January 9, 2015, First Trust Value Line(R) Equity Allocation Index Fund changed its name and ticker symbol to First Trust Total US Market AlphaDEX(R) ETF (Nasdaq ticker "TUSA")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders Index Fund             Morningstar(R) Dividend Leaders Index(SM)
First Trust US IPO Index Fund                                   IPOX(R)-100 U.S. Index
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Arca Biotechnology Index(SM)
First Trust Dow Jones Internet Index Fund                       Dow Jones Internet Composite Index(SM)
First Trust Capital Strength ETF                                The Capital Strength Index(TM)
First Trust Total US Market AlphaDEX(R) ETF                     NASDAQ AlphaDEX(R) Total US Market Index(2)
First Trust Value Line(R) Dividend Index Fund                   Value Line(R) Dividend Index(TM)
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line(R) 100 Index

(2) Effective January 9, 2015, the Fund's underlying index was changed from Value Line(R) Equity Allocation Index.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees (the "Board"), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trust ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2015, FPX, FBT and FDN have securities in the securities lending program. During the fiscal year ended December 31, 2015, FPX, FBT and FDN participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2015, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2015 was as follows:

                                                                                            Distributions       Distributions
                                                                     Distributions paid          paid                paid
                                                                       from Ordinary         from Capital        from Return
                                                                           Income               Gains             of Capital
                                                                     ------------------    ----------------    ----------------
First Trust Dow Jones Select MicroCap Index Fund                         $   743,446           $    --             $    --
First Trust Morningstar Dividend Leaders Index Fund                       32,145,837                --                  --
First Trust US IPO Index Fund                                              4,530,346                --                  --
First Trust NYSE Arca Biotechnology Index Fund                             3,747,095                --                  --
First Trust Dow Jones Internet Index Fund                                         --                --                  --
First Trust Capital Strength ETF                                           1,868,316                --                  --
First Trust Total US Market AlphaDEX(R) ETF                                   65,921                --                  --
First Trust Value Line(R) Dividend Index Fund                             28,470,161                --                  --
First Trust Value Line(R) 100 Exchange-Traded Fund                           184,307                --                  --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2014 was as follows:

                                                                                            Distributions       Distributions
                                                                     Distributions paid          paid                paid
                                                                       from Ordinary         from Capital        from Return
                                                                           Income               Gains             of Capital
                                                                     ------------------    ----------------    ----------------
First Trust Dow Jones Select MicroCap Index Fund                         $   512,148           $    --             $    --
First Trust Morningstar Dividend Leaders Index Fund                       27,604,717                --                  --
First Trust US IPO Index Fund                                              4,268,031                --                  --
First Trust NYSE Arca Biotechnology Index Fund                             1,076,820                --                  --
First Trust Dow Jones Internet Index Fund                                         --                --                  --
First Trust Capital Strength ETF                                           1,680,216                --                  --
First Trust Total US Market AlphaDEX(R) ETF                                   55,881                --                  --
First Trust Value Line(R) Dividend Index Fund                             24,031,395                --                  --
First Trust Value Line(R) 100 Exchange-Traded Fund                           352,430                --                  --

As of December 31, 2015, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    ----------------
First Trust Dow Jones Select MicroCap Index Fund                         $       --            $(21,847,201)       $    (49,207)
First Trust Morningstar Dividend Leaders Index Fund                         (58,812)            (55,945,417)         34,606,952
First Trust US IPO Index Fund                                                    --             (41,646,138)         60,432,351
First Trust NYSE Arca Biotechnology Index Fund                                   --            (141,896,651)        238,300,057
First Trust Dow Jones Internet Index Fund                                        --             (49,380,673)        405,146,228
First Trust Capital Strength ETF                                                 --             (24,133,781)          2,689,039
First Trust Total US Market AlphaDEX(R) ETF                                    (341)             (3,635,762)           (363,147)
First Trust Value Line(R) Dividend Index Fund                                    --             (36,814,938)         15,519,987
First Trust Value Line(R) 100 Exchange-Traded Fund                               --             (83,967,724)            962,605

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2012, 2013, 2014 and 2015 remain open to federal and state audit. As of December 31, 2015, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2015, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

                                                         Capital      Capital      Capital
                                                           Loss        Loss         Loss         Post-        Total
                                                        Available    Available    Available   Enactment -    Capital
                                                         Through      Through      Through        No          Loss
                                                           2016        2017         2018      Expiration    Available
                                                        ----------  -----------  -----------  -----------  -----------
First Trust Dow Jones Select MicroCap Index Fund        $  902,807  $ 3,227,616  $ 5,096,533  $12,620,245  $21,847,201
First Trust Morningstar Dividend Leaders Index Fund     14,962,284   16,831,977      473,435   23,677,721   55,945,417
First Trust US IPO Index Fund                            2,682,788    1,127,563       65,058   37,770,729   41,646,138
First Trust NYSE Arca Biotechnology Index Fund           2,061,136    5,787,577    1,039,054  133,008,884  141,896,651
First Trust Dow Jones Internet Index Fund                6,295,170    1,163,966           --   41,921,537   49,380,673
First Trust Capital Strength ETF                        11,401,861   11,336,270    1,367,556       28,094   24,133,781
First Trust Total US Market AlphaDEX(R) ETF              1,168,041    2,421,122           --       46,599    3,635,762
First Trust Value Line(R) Dividend Index Fund           16,730,748   19,646,203      437,987           --   36,814,938
First Trust Value Line(R) 100 Exchange-Traded Fund      47,805,834   29,477,928           --    6,683,962   83,967,724

During the taxable year ended December 31, 2015, the following Funds utilized capital loss carryforwards in the following amounts:

                                                           Pre-Enactment           Post-Enactment
                                                           Capital Loss             Capital Loss
                                                       Carryforward Utilized    Carryforward Utilized
                                                       ---------------------    ---------------------
First Trust Capital Strength ETF                           $         --            $    140,681
First Trust Total US Market AlphaDEX(R) ETF                          --                  35,145
First Trust Value Line(R) Dividend Index Fund                 2,184,539                      --

At the taxable year ended December 31, 2015, the following Funds' capital loss carryforwards expired in the following amounts:

                                                           Capital Loss
                                                           Carryforward
                                                              Expired
                                                       ---------------------
First Trust Dow Jones Select MicroCap Index Fund           $    910,503
First Trust Morningstar Dividend Leaders Index Fund             198,670
First Trust US IPO Index Fund                                   740,683
First Trust Capital Strength ETF                                180,261
First Trust Total US Market AlphaDEX(R) ETF                   1,392,919
First Trust Value Line(R) 100 Exchange-Traded Fund            1,905,072

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for Federal income tax purposes. For the fiscal year ended December 31, 2015, the following Funds incurred and elected to defer net ordinary losses as follows:

                                                         Qualified Late Year Losses
                                                      ---------------------------------
                                                      Ordinary Losses    Capital Losses
                                                      ---------------    --------------

First Trust Morningstar Dividend Leaders Index Fund      $  58,812          $    --
First Trust Total US Market AlphaDEX(R) ETF                    341               --

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2015, the adjustments for each Fund were as follows:

                                                                                          Accumulated
                                                                     Accumulated          Net Realized
                                                                    Net Investment        Gain (Loss)             Paid-in
                                                                    Income (Loss)        on Investments           Capital
                                                                    --------------    --------------------    ----------------
First Trust Dow Jones Select MicroCap Index Fund                      $  (17,892)       $     (7,388,207)       $  7,406,099
First Trust Morningstar Dividend Leaders Index Fund                      154,844             (27,598,155)         27,443,311
First Trust US IPO Index Fund                                             82,863             (26,342,975)         26,260,112
First Trust NYSE Arca Biotechnology Index Fund                         1,158,162            (465,780,313)        464,622,151
First Trust Dow Jones Internet Index Fund                              9,194,381            (241,237,915)        232,043,534
First Trust Capital Strength ETF                                           4,523              (7,902,005)          7,897,482
First Trust Total US Market AlphaDEX(R) ETF                                3,272               1,306,302          (1,309,574)
First Trust Value Line(R) Dividend Index Fund                            470,190             (89,686,315)         89,216,125
First Trust Value Line(R) 100 Exchange-Traded Fund                        (4,075)                491,092            (487,017)

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones & Company, Inc.
First Trust Morningstar Dividend Leaders Index Fund             Morningstar, Inc.
First Trust US IPO Index Fund                                   IPOX(R) Schuster LLC
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Euronext
First Trust Dow Jones Internet Index Fund                       Dow Jones & Company, Inc.
First Trust Capital Strength ETF                                Nasdaq, Inc.
First Trust Total US Market AlphaDEX(R) ETF                     Nasdaq, Inc.
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing, Inc.(R)
First Trust Value Line(R)100 Exchange-Traded Fund               Value Line Publishing, Inc.(R)

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each Fund calculated at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.50%
First Trust Morningstar Dividend Leaders Index Fund                  0.30%
First Trust US IPO Index Fund                                        0.40%
First Trust NYSE Arca Biotechnology Index Fund                       0.40%
First Trust Dow Jones Internet Index Fund                            0.40%
First Trust Capital Strength ETF                                     0.50%
First Trust Total US Market AlphaDEX(R) ETF                          0.50%
First Trust Value Line(R) Dividend Index Fund                        0.50%
First Trust Value Line(R) 100 Exchange-Traded Fund                   0.50%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2017.

                                                                  Expense Cap
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.60%
First Trust Morningstar Dividend Leaders Index Fund                  0.45%
First Trust US IPO Index Fund                                        0.60%
First Trust NYSE Arca Biotechnology Index Fund                       0.60%
First Trust Dow Jones Internet Index Fund                            0.60%
First Trust Capital Strength ETF                                     0.65%
First Trust Total US Market AlphaDEX(R) ETF                          0.70%
First Trust Value Line(R) Dividend Index Fund                        0.70%
First Trust Value Line(R) 100 Exchange-Traded Fund                   0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended December 31, 2015 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                                      Fees Waived or Expenses Borne
                                                                                    by First Trust Subject to Recovery
                                                                             ------------------------------------------------
                                                 Advisory                       Year         Year         Year
                                                    Fee         Expense        Ended        Ended        Ended
                                                  Waivers    Reimbursement   12/31/2013   12/31/2014   12/31/2015     Total
                                                 ---------   -------------   ----------   ----------   ----------   ---------
First Trust Dow Jones Select MicroCap
   Index Fund                                    $  69,191   $          --   $  115,749   $   66,284   $   69,191   $ 251,224
First Trust Morningstar Dividend Leaders
   Index Fund                                      260,965              --      269,543      273,147      260,965     803,655
First Trust US IPO Index Fund                           --              --       70,526       23,043           --      93,569
First Trust NYSE Arca Biotechnology
   Index Fund                                           --              --           --           --           --          --
First Trust Dow Jones Internet
   Index  Fund                                          --              --           --           --           --          --
First Trust Capital Strength ETF                        --              --       49,536        4,069           --      53,605
First Trust Total US Market AlphaDEX(R)
   ETF                                              32,325          49,550       59,346      128,690       81,875     269,911
First Trust Value Line(R) Dividend
   Index Fund                                      464,054              --      391,960      408,933      464,054   1,264,947
First Trust Value Line(R) 100 Exchange-
   Traded Fund                                      83,472              --       81,246       85,675       83,472     250,393

During the fiscal year ended December 31, 2015, First Trust recovered fees that were previously waived from First Trust US IPO Index Fund and First Trust Capital Strength ETF of $22,244 and $17,437, respectively.

During the fiscal year ended December 31, 2015, the First Trust Value Line(R) 100 Exchange-Traded Fund received a payment from the Advisor of $95,996 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

At a meeting held on December 7, 2015, the Board accepted Mr. Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer and Mr. Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2015, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Dow Jones Select MicroCap Index Fund                  $    32,722,781   $    32,531,980
First Trust Morningstar Dividend Leaders Index Fund                   536,826,720       537,876,912
First Trust US IPO Index Fund                                         295,819,914       289,095,501
First Trust NYSE Arca Biotechnology Index Fund                        954,567,148       955,746,011
First Trust Dow Jones Internet Index Fund                             877,498,323       877,144,341
First Trust Capital Strength ETF                                      112,464,587       112,313,070
First Trust Total US Market AlphaDEX(R) ETF                            10,870,598        10,838,198
First Trust Value Line(R) Dividend Index Fund                         948,518,883       945,744,279
First Trust Value Line(R) 100 Exchange-Traded Fund                    235,827,905       235,694,091

For the fiscal year ended December 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Dow Jones Select MicroCap Index Fund                  $    31,186,032   $    32,741,701
First Trust Morningstar Dividend Leaders Index Fund                   141,040,071       236,111,218
First Trust US IPO Index Fund                                         372,390,758       107,245,969
First Trust NYSE Arca Biotechnology Index Fund                      2,367,599,170     1,235,001,696
First Trust Dow Jones Internet Index Fund                           3,414,219,518     1,041,784,367
First Trust Capital Strength ETF                                      146,775,642        66,948,921
First Trust Total US Market AlphaDEX(R) ETF                             4,910,727         1,218,672
First Trust Value Line(R) Dividend Index Fund                         701,934,501       588,514,927
First Trust Value Line(R) 100 Exchange-Traded Fund                      5,253,836        10,473,560


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities            Creation
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-499                    $1,000
                         500 or more                  $1,500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities           Redemption
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-499                    $1,000
                         500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective January 1, 2016, the fixed annual retainer paid to the Independent Trustees will be allocated equally among each fund in the First Trust Fund Complex and will no longer be allocated pro rata based on each fund's net assets.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US IPO Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF, First Trust Total US Market AlphaDEX(R) ETF (formerly known as First Trust Value Line(R) Equity Allocation Index Fund), First Trust Value Line(R) Dividend Index Fund, and First Trust Value Line(R) 100 Exchange-Traded Fund, each a series of the First Trust Exchange-Traded Fund (the "Funds"), including the portfolios of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund, as of December 31, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois
February 23, 2016

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2015, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                          Dividends Received Deduction
                                                                          ----------------------------
First Trust Dow Jones Select MicroCap Index Fund                                    100.00%
First Trust Morningstar Dividend Leaders Index Fund                                 100.00%
First Trust US IPO Index Fund                                                       100.00%
First Trust NYSE Arca Biotechnology Index Fund                                      100.00%
First Trust Dow Jones Internet Index Fund                                               --
First Trust Capital Strength ETF                                                    100.00%
First Trust Total US Market AlphaDEX(R) ETF                                         100.00%
First Trust Value Line(R) Dividend Index Fund                                       100.00%
First Trust Value Line(R) 100 Exchange-Traded Fund                                  100.00%

For the taxable year ended December 31, 2015, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

                                                                           Qualified Dividend Income
                                                                          ----------------------------
First Trust Dow Jones Select MicroCap Index Fund                                    100.00%
First Trust Morningstar Dividend Leaders Index Fund                                 100.00%
First Trust US IPO Index Fund                                                       100.00%
First Trust NYSE Arca Biotechnology Index Fund                                      100.00%
First Trust Dow Jones Internet Index Fund                                               --
First Trust Capital Strength ETF                                                    100.00%
First Trust Total US Market AlphaDEX(R) ETF                                         100.00%
First Trust Value Line(R) Dividend Index Fund                                       100.00%
First Trust Value Line(R) 100 Exchange-Traded Fund                                  100.00%

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

A special meeting of shareholders of First Trust Total US Market AlphaDEX(R) ETF (the "Fund") was held on December 8, 2014. At the meeting, shareholders approved
(i) a change to the Fund's investment objective that would replace its current underlying index, the Value Line(R) Equity Allocation Index, with a new underlying index, the NASDAQ AlphaDEX(R) Total US Market Index and (ii) the reclassification of the Fund's investment objective from a fundamental policy to a non-fundamental policy. 120,055 (60.03%) of the outstanding voting securities were voted at the meeting. The number of votes cast in favor of the proposal (i) was 116,789, the number of votes against was 2,726, the number of abstentions was 540 and the number of broker non-votes was 79,947. The number of votes cast in favor of proposal (ii) was 88,238, the number of votes against was 31,277, the number of abstentions was 540 and the number of broker non-votes was 79,947.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

With the exception of First Trust Dow Jones Select MicroCap Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Total US Market AlphaDEX ETF and First Trust Value Line(R) 100 Exchange-Traded Fund, each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The First Trust Dow Jones Select MicroCap Index Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

The First Trust Dow Jones Internet Index Fund invests in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund and First Trust Capital Strength ETF invest in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust US IPO Index Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading.

The First Trust Total US Market AlphaDEX ETF and First Trust Dow Jones Select Micro Cap Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust Dow Jones Internet Index Fund invests in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund and First Trust Dow Jones Internet Index Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Morningstar Dividend Leaders Index Fund and First Trust Value Line(R) Dividend Index Fund invest in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The First Trust Dow Jones Internet Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

With the exception of First Trust Capital Strength ETF and First Trust Dow Jones Select MicroCap Index Fund, the Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust Value Line(R) 100 Exchange-Traded Fund, involves risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

          NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF           OTHER
                                                                                                 PORTFOLIOS IN    TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST    DIRECTORSHIPS
       NAME, ADDRESS,             TERM OF OFFICE                                                 FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND           AND YEAR FIRST              PRINCIPAL OCCUPATIONS               OVERSEEN BY       DURING PAST
   POSITION WITH THE TRUST     ELECTED OR APPOINTED            DURING PAST 5 YEARS                  TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician; President, Wheaton Orthopedics;        120        None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,           o Since Inception   Limited Partnership; Member, Sportsmed LLC
  Suite 400
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President, ADM Investor Services, Inc.            120        Director of ADM
c/o First Trust Advisors L.P.                       (Futures Commission Merchant)                                Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                Inc., ADM
  Suite 400                                                                                                      Investor Services
Wheaton, IL 60187                                                                                                International and
D.O.B.: 11/57                                                                                                    Futures Industry
                                                                                                                 Association

Robert F. Keith, Trustee        o Indefinite Term   President, Hibs Enterprises (Financial and        120        Director of Trust
c/o First Trust Advisors L.P.                       Management Consulting)                                       Company of
120 E. Liberty Drive,           o Since Inception                                                                Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating             120        Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                    Covenant
120 E. Liberty Drive,           o Since Inception   Harapan Educational Foundation (Educational                  Transport Inc.
  Suite 400                                         Products and Services); President and Chief                  (May 2003 to
Wheaton, IL 60187                                   Executive Officer (June 2012 to September                    May 2014)
D.O.B.: 03/54                                       2014), Servant Interactive LLC (Educational
                                                    Products and Services); President and Chief
                                                    Executive Officer (June 2012 to September
                                                    2014), Dew Learning LLC (Educational
                                                    Products and Services); President
                                                    (June 2002 to June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer First Trust               120        None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
120 E. Liberty Drive,           o Since Inception   L.P.; Chairman of the Board of Directors,
  Suite 400                                         BondWave LLC (Software Development
Wheaton, IL 60187                                   Company/Investment Advisor) and
D.O.B.: 09/55                                       Stonebridge Advisors LLC (Investment
                                                    Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

                                POSITION AND             TERM OF OFFICE
    NAME, ADDRESS                 OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                 SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief          o Indefinite Term       Managing Director and Chief Financial Officer
120 E. Liberty Drive,    Executive Officer                                    (January 2016 to Present), Controller (January 2011
  Suite 400                                           o Since January 2016    to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                             to January 2016), First Trust Advisors L.P. and First
D.O.B: 01/66                                                                  Trust Portfolios L.P.


Donald P. Swade          Treasurer, Chief Financial   o Indefinite Term       Vice President (April 2012 to Present),
120 E. Liberty Drive,    Officer and Chief                                    First Trust Advisors L.P. and First Trust Portfolios
  Suite 400              Accounting Officer           o Since January 2016    L.P., VicePresident (September 2006 to April
Wheaton, IL 60187                                                             2012), Guggenheim Funds Investment Advisors,
D.O.B.: 08/72                                                                 LLC/Claymore Securities, Inc.


W. Scott Jardine         Secretary and Chief          o Indefinite Term       General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,    Legal Officer                                        Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                           o Since Inception       BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                             Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                                 Advisors LLC (Investment Advisor)


Daniel J. Lindquist      Vice President               o Indefinite Term       Managing Director (July 2012 to Present),
120 E. Liberty Drive,                                                         Senior Vice President (September 2005 to July
  Suite 400                                           o Since Inception       2012), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                             Portfolios L.P.
D.O.B.: 02/70


Kristi A. Maher          Chief Compliance Officer     o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                              and First Trust Portfolios L.P.
  Suite 400                                           o Chief Compliance
Wheaton, IL 60187                                       Officer Since
D.O.B.: 12/66                                           January 2011

                                                      o Assistant Secretary
                                                        Since Inception


Roger F. Testin          Vice President               o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                         First Trust Portfolios L.P.
  Suite 400                                           o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland              Vice President               o Indefinite Term       Senior Vice President (September 2012 to
120 E. Liberty Drive,                                                         Present), Vice President (August 2005 to
  Suite 400                                           o Since Inception       September 2012), First Trust  Advisors L.P. and
Wheaton, IL 60187                                                             First Trust Portfolios L.P.
D.O.B.: 11/70

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

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FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund
Book 2


First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI) First Trust ISE Water Index Fund (FIW) First Trust ISE-Revere Natural Gas Index Fund (FCG)
First Trust ISE Chindia Index Fund (FNI)
First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH)


Annual Report
December 31, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
   First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)...................  4
   First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)................  6
   First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT).............  8
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 10
   First Trust S&P REIT Index Fund (FRI)..................................... 12
   First Trust ISE Water Index Fund (FIW).................................... 14
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 16
   First Trust ISE Chindia Index Fund (FNI).................................. 18
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 20
   First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH).............. 22
Notes to Fund Performance Overview........................................... 24
Understanding Your Fund Expenses............................................. 25
Portfolio of Investments
   First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)................... 27
   First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)................ 30
   First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)............. 31
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 34
   First Trust S&P REIT Index Fund (FRI)..................................... 37
   First Trust ISE Water Index Fund (FIW).................................... 40
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 41
   First Trust ISE Chindia Index Fund (FNI).................................. 43
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 46
   First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH).............. 48
Statements of Assets and Liabilities......................................... 56
Statements of Operations..................................................... 58
Statements of Changes in Net Assets.......................................... 60
Financial Highlights......................................................... 64
Notes to Financial Statements................................................ 69
Report of Independent Registered Public Accounting Firm...................... 80
Additional Information....................................................... 81
Board of Trustees and Officers............................................... 86
Privacy Policy............................................................... 88

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2015

Dear Shareholders:

Thank you for your investment in First Trust Exchange-Traded Fund (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this annual report which contains detailed information about your investment for the 12 months ended December 31, 2015, including a performance analysis and a market outlook. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember: first, the U.S. economy grew, in spite of the massive decline in oil prices; and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy either. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. We remain positive on U.S. markets, although we know that markets will always move up and down.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception nearly 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2015

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The International Monetary Fund (IMF) updates its forecasts for U.S. and global economic growth throughout the year. In its most recent report, the IMF set its global growth rate estimates for 2016 and 2017 at 3.4% and 3.6%, respectively, both up from 3.0% in 2015, according to its own release. Its 2016 and 2017 estimates for U.S. real GDP growth rates were 2.7% and 2.5%, respectively, both up from 2.1% in 2015. While economic growth rate targets remain modest overall, the key takeaway is that current indicators do not suggest that a recession is looming. With the exception of the U.S., many central banks around the world are still applying stimulus measures to their respective economies.

Dealogic reported that the total value of global mergers and acquisition ("M&A") activity (announced) topped $5.0 trillion in 2015, surpassing the previous high set in 2007 by around 9%, according to PRNewswire. There were 10 transactions valued at $50 billion or more in 2015 and seven of them involved U.S. companies. These 10 transactions combined were worth $798.9 billion. The U.S. accounted for approximately half of all global M&A activity, or about $2.5 trillion. The two most active sectors were Health Care ($723.7 billion) and Technology ($713.1 billion). A robust M&A climate indicates that companies are comfortable taking risks with their capital, in our opinion.

ETFGI LLP, an industry research group, reported that total assets invested in exchange-traded funds (ETFs) and other exchange-traded products reached $2.99 trillion globally in December 2015, up from $2.78 billion a year ago, according to its own release. The industry took in a record $372.0 billion in net new assets in 2015, topping the previous record of $338.3 billion in 2014.

U.S. STOCKS AND BONDS

In 2015, the major U.S. stock indices posted mixed results. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index posted total returns of 1.38%, -2.18%, and -1.97%, respectively, according to Bloomberg. Five of the 10 major S&P 500(R) Index sectors posted positive total returns. The top-performing sectors were Consumer Discretionary, Health Care and Consumer Staples, up 10.11%, 6.89% and 6.60%, respectively. The worst-performing sector indices were Energy, Materials and Utilities, down 21.12%, 8.38% and 4.84%, respectively.

The S&P 500(R) Index outperformed the S&P 500(R) Bond Index in eight of the last 10 calendar years (thru 2015), according to S&P Dow Jones Indices and Bloomberg. The two years that bonds topped stocks were 2008 and 2011. In 2015, the S&P 500(R) Bond Index posted a total return of -0.06%, compared to 1.38% for the S&P 500(R) Index. As of 12/31/15, the 10-year average annual total returns for the S&P 500(R) Index and S&P 500(R) Bond Index were 7.30% and 5.43%, respectively, according to Bloomberg.

In the U.S. bond market, the top-performing major debt group in 2015 was municipal bonds. The Barclays Municipal Bond: Long Bond (22+) Index posted a total return of 4.52%. The worst-performing major debt group was high-yield corporate bonds. The Barclays U.S. Corporate High Yield Index posted a total return of -4.47%. The yield on the benchmark 10-Year Treasury Note (T-Note) rose just 10 basis points, from 2.17% (12/31/14) to 2.27% (12/31/15). Over the past decade, the average yield on the 10-Year T-Note was 3.11%. On December 16, the Federal Reserve (the "Fed") initiated its first increase in the federal funds target rate since June 2006. The Fed has stated that there is the potential for 3-4 additional hikes in 2016 should the data warrant them.

FOREIGN STOCKS AND BONDS

The U.S. dollar rose 9.26% against a basket of major currencies in 2015, as measured by the U.S. Dollar Index ("DXY"). The index has appreciated 23.63% since 6/30/14. The DXY peaked in 2015 at a reading of 100.33 on 3/13/15, and then traded from 93 to 100 the remainder of 2015. With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.

Foreign bond indices struggled in 2015. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -0.18% (USD), while the Barclays Global Aggregate Index of higher quality debt declined by 3.15% (USD). Foreign equities finished 2015 in negative territory as well. The MSCI Emerging Markets Index of stocks posted a total return of -14.92% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of -3.04% (USD).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

The First Trust NASDAQ-100 Equal Weighted Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM)(the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R), which includes 100 of the largest non-financial securities listed on The Nasdaq(R) Stock Market ("Nasdaq") based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R), but each of the securities is initially set at a weight of 1.00% of the Index which is rebalanced quarterly. The Fund's shares are listed for trading on the Nasdaq(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (4/19/06)       Ended        (4/19/06)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          2.22%        13.73%         8.86%         90.31%        127.78%
Market Value                                                 2.10%        13.73%         8.85%         90.26%        127.73%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)                          2.89%        14.46%         9.54%         96.49%        142.07%
S&P 500(R) Index                                             1.38%        12.57%         6.95%         80.75%         91.86%
NASDAQ-100 Index(R)                                          9.75%        17.09%        11.59%        120.12%        189.64%
------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 2.22% during the 12-month period covered by this report. During the same period, the NASDAQ-100 Index(R) ("benchmark") generated a return of 9.75%. The Information Technology sector comprised the majority of the Fund with an average 41.3% weighting. The sector returned 3.9% which caused a 1.8% contribution. The top-performing sector was the Consumer Staples sector with an 11.6% return. Since the sector had a smaller weighting of 6.8%, its contribution was limited to 0.74%. The Industrials sector returned -7.1% and contributed -0.6% to the Fund's performance. On a relative basis, the Fund underperformed the benchmark by -7.53%. The Fund was overweight the Consumer Discretionary sector by 7.5% and underperformed by -19.3% which created -4.0% of the relative underperformance. Within the Internet & Catalog Retail industry, Amazon.com, Inc., which returned 117.7%, caused -2.2% of drag due to being Fund being underweight the security by 3.2%.

-----------------------------
Nasdaq(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of The Nasdaq (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        41.84%
Consumer Discretionary                        27.90
Health Care                                   16.07
Consumer Staples                               6.04
Industrials                                    5.10
Telecommunication Services                     3.05
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Celgene Corp.                                  1.07%
Seagate Technology PLC                         1.05
Vertex Pharmaceuticals, Inc.                   1.05
QUALCOMM, Inc.                                 1.04
PACCAR, Inc.                                   1.03
Tesla Motors, Inc.                             1.03
SBA Communications Corp., Class A              1.03
Viacom, Inc., Class B                          1.03
Illumina, Inc.                                 1.03
Symantec Corp.                                 1.02
                                             -------
   Total                                      10.38%
                                             =======

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             APRIL 19, 2006 - DECEMBER 31, 2015

             First Trust NASDAQ-100       NASDAQ-100 Equal     S&P 500(R)    NASDAQ-100
            Equal Weighted Index Fund    Weighted Index(SM)      Index        Index(R)
04/06                $10,000                  $10,000           $10,000       $10,000
12/06                 10,060                   10,097            10,975        10,168
06/07                 11,050                   11,117            11,739        11,217
12/07                 11,040                   11,142            11,579        12,124
06/08                  9,673                    9,785            10,199        10,708
12/08                  6,187                    6,292             7,295         7,084
06/09                  7,653                    7,803             7,526         8,671
12/09                  9,871                   10,100             9,225        10,954
06/10                  9,314                    9,561             8,612        10,278
12/10                 11,968                   12,321            10,616        13,161
06/11                 12,867                   13,288            11,254        13,849
12/11                 11,636                   12,063            10,839        13,645
06/12                 12,704                   13,203            11,868        15,750
12/12                 13,365                   13,927            12,574        16,145
06/13                 15,450                   16,172            14,312        17,774
12/13                 18,704                   19,636            16,646        22,109
06/14                 20,197                   21,268            17,835        23,849
12/14                 22,283                   23,531            18,927        26,396
06/15                 22,811                   24,159            19,160        27,556
12/15                 22,779                   24,210            19,189        28,964

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             151             0              0            0
01/01/12 - 12/31/12             157             0              0            0
01/01/13 - 12/31/13             203             0              0            0
01/01/14 - 12/31/14             161             3              0            0
01/01/15 - 12/31/15             126             1              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             101             0              0            0
01/01/12 - 12/31/12              92             1              0            0
01/01/13 - 12/31/13              49             0              0            0
01/01/14 - 12/31/14              87             1              0            0
01/01/15 - 12/31/15             122             3              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

The First Trust NASDAQ-100-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq(R) based on market capitalization. The NASDAQ-100 Index(R) is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the Nasdaq(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL                CUMULATIVE
                                                                                TOTAL RETURNS              TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (4/19/06)       Ended        (4/19/06)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          -1.37%       11.60%         8.64%         73.12%        123.45%
Market Value                                                 -1.44%       11.59%         8.65%         73.00%        123.55%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)                       -0.80%       12.30%         9.32%         78.61%        137.43%
S&P 500(R) Index                                              1.38%       12.57%         6.95%         80.75%         91.86%
S&P 500 Information Technology Index                          5.92%       13.95%         9.12%         92.15%        133.14%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of -1.37% during the 12-month period covered by this report. During the same period, the benchmark S&P 500(R) Information Technology Index ("benchmark") generated a return of 5.92%. The Semiconductors & Semiconductor Equipment industry was the heaviest-weighted and top-contributing industry within the Fund with a 36.8% weighting and 2.7% contribution. NVIDIA Corp. was the leading security, in terms of performance, with a 67.1% return and 1.6% contribution. The Technology Hardware Storage & Peripherals industry contributed -3.8% to the Fund's performance, as the industry had a -27.9% return and was held at an average weighting of 12.7%. Western Digital Corp. was the lead contributor to the industry's poor performance with a -44.3% return. This security was held at an average weighting of 2.4% and contributed -1.4% to the Fund's return. On a relative basis, the Fund underperformed the benchmark by -7.29%. Almost all of the relative underperformance was created by Internet Software & Services. The six securities making up this industry in the Fund caused an average -0.7% of underperformance, ranging from -0.4% to -1.2%. One of the six, Alphabet, Inc. Class A, returned 46.6%, but since the Fund allocated only 1.4% versus the benchmark at 4.9%, -1.15% drag on performance was created. The Semiconductors & Semiconductor Equipment industry reversed 1.1% of the drag on performance due to Fund being overweight by 24.9% and outperforming by 7.1%.

-----------------------------
Nasdaq(R), Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq-100 Technology Sector Index(SM) are trademarks of Nasdaq (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION (1)             LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        97.22%
Health Care                                    2.78
                                             -------
   Total                                     100.00%
                                             =======

(1) The above sector classification is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.


-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Seagate Technology PLC                         2.94%
QUALCOMM, Inc.                                 2.88
Symantec Corp.                                 2.85
Applied Materials, Inc.                        2.84
Avago Technologies Ltd.                        2.84
KLA-Tencor Corp.                               2.83
Cisco Systems, Inc.                            2.82
Lam Research Corp.                             2.82
SanDisk Corp.                                  2.81
Autodesk, Inc.                                 2.79
                                             -------
   Total                                      28.42%
                                             =======

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             APRIL 19, 2006 - DECEMBER 31, 2015

                 First Trust             NASDAQ-100
            NASDAQ-100- Technology    Technology Sector    S&P 500 Information    S&P 500(R)
              Sector Index Fund           Index(SM)         Technology Index        Index
04/06              $10,000                 $10,000               $10,000           $10,000
12/06                9,985                  10,020                10,296            10,975
06/07               10,925                  10,989                11,256            11,739
12/07               10,750                  10,847                11,975            11,579
06/08                9,755                   9,872                10,409            10,199
12/08                5,885                   5,983                 6,809             7,295
06/09                7,890                   8,048                 8,502             7,526
12/09               10,587                  10,838                11,011             9,224
06/10                9,782                  10,041                 9,847             8,611
12/10               12,907                  13,293                12,133            10,615
06/11               13,006                  13,435                12,383            11,253
12/11               12,165                  12,606                12,426            10,839
06/12               12,720                  13,222                14,084            11,868
12/12               13,141                  13,702                14,269            12,574
06/13               14,681                  15,357                15,175            14,312
12/13               18,150                  19,047                18,325            16,646
06/14               20,531                  21,615                19,963            17,835
12/14               22,656                  23,930                22,011            18,927
06/15               22,096                  23,404                22,178            19,160
12/15               22,343                  23,741                23,316            19,189

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             161             0              0            0
01/01/12 - 12/31/12             132             0              0            0
01/01/13 - 12/31/13             170             0              0            0
01/01/14 - 12/31/14             171             4              0            0
01/01/15 - 12/31/15             164             2              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11              91             0              0            0
01/01/12 - 12/31/12             117             1              0            0
01/01/13 - 12/31/13              81             1              0            0
01/01/14 - 12/31/14              76             1              0            0
01/01/15 - 12/31/15              85             1              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq(R) based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the Nasdaq(R). The first day of secondary market trading in shares of the Fund was February 15, 2007.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (2/8/07)        Ended        (2/8/07)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          4.75%        15.22%         9.09%        103.10%        116.79%
Market Value                                                 4.49%        15.18%         9.07%        102.71%        116.48%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)                          5.46%        15.97%         9.79%        109.75%        129.47%
Russell 1000(R) Index                                        0.92%        12.44%         6.29%         79.75%         71.98%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 4.75% during the 12-month period covered by this report. During the same period, the Russell 1000(R) Index ("benchmark") generated a return of 0.92%. The Information Technology sector was the top-performing and top-contributing sector with a 33.4% return and 3.0% contribution. Activision Blizzard, Inc. was the leading security in the sector with a 94.1% return and 1.2% contribution. The Industrials sector was the worst-performing and worst-contributing sector with a -7.1% return and -0.9% contribution. PACCAR, Inc. was the worst-performing security with a -27.1% return and -0.5% contribution. On a relative basis, the Fund outperformed the benchmark by 3.83%. The Information Technology sector, where the Fund held the sector at an average weighting of 10.12% versus the benchmark's 19.4% and outperformed the benchmark by 27.9%, created 1.9% of the outperformance. The Industrials sector created -0.6% of drag on performance for the Fund by underperforming the benchmark by -4.2%.

-----------------------------
Nasdaq(R), Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq-100 Ex-Tech Sector Index(SM) are trademarks of Nasdaq (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION (1)             LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        43.55%
Health Care                                   23.51
Information Technology                        10.80
Consumer Staples                               9.43
Industrials                                    7.96
Telecommunication Services                     4.75
                                             -------
   Total                                     100.00%
                                             =======

(1) The above sector classification is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.


-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Celgene Corp.                                  1.66%
Vertex Pharmaceuticals, Inc.                   1.64
PACCAR, Inc.                                   1.62
Tesla Motors, Inc.                             1.61
Viacom, Inc., Class B                          1.61
SBA Communications Corp., Class A              1.60
Illumina, Inc.                                 1.60
Fastenal Co.                                   1.60
Alexion Pharmaceuticals, Inc.                  1.60
Mondelez International, Inc., Class A          1.59
                                             -------
   Total                                      16.13%
                                             =======

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 8, 2007 - DECEMBER 31, 2015

      First Trust NASDAQ-100 Ex-Technology    NASDAQ-100 Ex-Tech    Russell 1000(R)
               Sector Index Fund               Sector Index(SM)          Index
02/07               $10,000                        $10,000              $10,000
12/07                10,595                         10,653               10,282
06/08                 9,057                          9,126                9,131
12/08                 6,029                          6,102                6,417
06/09                 7,060                          7,165                6,694
12/09                 8,848                          9,009                8,241
06/10                 8,454                          8,633                7,714
12/10                10,674                         10,935                9,568
06/11                11,961                         12,294               10,177
12/11                10,558                         10,894                9,711
06/12                11,906                         12,317               10,622
12/12                12,703                         13,172               11,306
06/13                15,089                         15,721               12,879
12/13                17,942                         18,744               15,050
06/14                18,764                         19,668               16,144
12/14                20,697                         21,749               17,043
06/15                21,821                         23,016               17,334
12/15                21,679                         22,947               17,199

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             159             0              0            0
01/01/12 - 12/31/12             127             1              0            0
01/01/13 - 12/31/13             145            13              0            0
01/01/14 - 12/31/14             151            14              0            0
01/01/15 - 12/31/15             201             6              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11              93             0              0            0
01/01/12 - 12/31/12             111            11              0            0
01/01/13 - 12/31/13              82            12              0            0
01/01/14 - 12/31/14              79             7              1            0
01/01/15 - 12/31/15              42             3              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) Green Energy Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equity index designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market capitalization weighted index in which larger companies receive a larger Index weighting. The Index weighting methodology also includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the Nasdaq(R). The first day of secondary market trading in shares of the Fund was February 14, 2007.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (2/8/07)        Ended        (2/8/07)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          -6.43%       0.14%         -2.12%          0.68%        -17.34%
Market Value                                                 -6.43%       0.14%         -2.12%          0.69%        -17.33%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green Energy Index(SM)               -6.38%       0.06%         -1.86%          0.29%        -15.40%
Russell 2000(R) Index                                        -4.41%       9.19%          5.22%         55.18%         57.29%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of -6.43% during the 12-month period covered by this report. During the same period, the Russell 2000(R) Index ("benchmark") generated a return of -4.41%. Almost all of the Fund's performance came from the Independent Power & Renewable Electricity Producer industry, where the Fund had a 9.6% weighting, -28.4% return, and -5.6% contribution. TerraForm Power, Inc. Class A, within the industry, contributed -2.6% to the Fund's return due to its -61.4% return and 1.8% weighting. Codexis, Inc., which is a part of the Chemicals industry within the Materials sector, caused the Chemicals industry to be the top-performing industry held in the Fund with a 10.4% return and 0.03% contribution. On a relative basis, the Fund underperformed the benchmark by -2.02%. TerraForm Power, Inc. Class A, as mentioned earlier, caused -2.4% of drag on performance due to its higher weighting in the Fund and poor performance. Tesla Motors, Inc. reversed 1.9% of the underperformance due to its high average weighting (8.0%) of the relatively well-performing security (7.9%).

-----------------------------
Nasdaq(R) and Clean Edge(R) are the registered trademarks (the "Marks") of Nasdaq ("Nasdaq") and Clean Edge, Inc. ("Clean Edge(R)") respectively. Nasdaq OMX and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        58.22%
Utilities                                     18.39
Industrials                                   11.94
Consumer Discretionary                         7.67
Energy                                         2.62
Financials                                     0.93
Materials                                      0.23
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
First Solar, Inc.                              8.28%
Tesla Motors, Inc.                             7.66
ITC Holdings Corp.                             7.49
Linear Technology Corp.                        6.83
SolarCity Corp.                                6.52
ON Semiconductor Corp.                         5.03
SunPower Corp.                                 4.61
Hexcel Corp.                                   3.63
Cree, Inc.                                     3.55
Universal Display Corp.                        3.38
                                             -------
   Total                                      56.98%
                                             =======

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    FEBRUARY 8, 2007 - DECEMBER 31, 2015

            First Trust NASDAQ(R)      NASDAQ(R) Clean
             Clean Edge(R) Green     Edge(R) Green Energy    Russell 2000(R)
              Energy Index Fund           Index(SM)               Index
02/07              $10,000                 $10,000               $10,000
12/07               15,430                  15,522                 9,489
06/08               12,350                  12,472                 8,599
12/08                5,595                   5,675                 6,283
06/09                6,920                   7,038                 6,449
12/09                8,045                   8,213                 7,990
06/10                6,665                   6,824                 7,834
12/10                8,210                   8,434                10,136
06/11                7,640                   7,879                10,765
12/11                4,825                   4,992                 9,713
06/12                4,670                   4,822                10,542
12/12                4,801                   4,927                11,301
06/13                7,177                   7,346                13,093
12/13                9,111                   9,329                15,688
06/14               10,479                  10,732                16,188
12/14                8,834                   9,037                16,455
06/15                9,481                   9,700                17,237
12/15                8,266                   8,460                15,729

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             125             5              0            0
01/01/12 - 12/31/12              37             6              1            0
01/01/13 - 12/31/13             168             5              0            0
01/01/14 - 12/31/14             122             3              0            0
01/01/15 - 12/31/15             160             1              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             116             6              0            0
01/01/12 - 12/31/12             153            52              1            0
01/01/13 - 12/31/13              75             4              0            0
01/01/14 - 12/31/14             124             3              0            0
01/01/15 - 12/31/15              89             2              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI)

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. All securities in the Index satisfy the Index's liquidity, price and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (5/8/07)        Ended        (5/8/07)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          1.97%        11.25%         3.78%         70.45%        37.87%
Market Value                                                 2.02%        11.26%         3.79%         70.49%        38.01%

INDEX PERFORMANCE
S&P United States REIT Index*                                2.54%        11.85%           N/A         75.06%           N/A
FTSE EPRA/NAREIT North America Index                         1.81%        11.05%         3.96%         68.88%        39.96%
Russell 3000(R) Index                                        0.48%        12.18%         5.88%         77.64%        63.86%
----------------------------------------------------------------------------------------------------------------------------------

* On November 6, 2008, the Fund's underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Effective December 31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the Fund's performance and historical returns shown for the periods prior to November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 1.97% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index ("benchmark") generated a return of 0.48%. Returns were relatively flat over the period among the majority of REIT industries. Retail REITs were given the highest average weighting at 25.8%, but due to the industry's meager return of 4.4%, its contribution was limited to 1.1%. Self-Storage REITs had the best return of 40.5% and contributed 2.4% from its 6.5% weighting in the Fund. Lodging & Resort REITs were the worst performers over the period with a -24.4% return and -1.9% contribution. On a relative basis, the Fund outperformed the benchmark by 1.49%. Residential REITs contributed to 2.6% of the relative outperformance by allocating 16.0% more to the second best-performing REIT industry (16.7%). Lodging & Resort REITs reversed -1.8% of Fund outperformance by having a 6.7% greater allocation than the benchmark to the worst-performing REIT industry.

-----------------------------
Standard & Poor's(R), S&P(R) and S&P United States REIT Index are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
REIT CLASSIFICATION                   LONG-TERM INVESTMENTS
-----------------------------------------------------------
Retail                                        25.14%
Residential                                   17.74
Office                                        13.68
Specialized                                   13.00
Health Care                                   12.50
Diversified                                    7.49
Hotel & Resort                                 5.74
Industrial                                     4.71
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Simon Property Group, Inc.                     8.37%
Public Storage                                 5.07
Equity Residential                             4.13
AvalonBay Communities, Inc.                    3.51
Welltower, Inc.                                3.35
Prologis, Inc.                                 3.13
Boston Properties, Inc.                        2.72
Ventas, Inc.                                   2.61
HCP, Inc.                                      2.47
Vornado Realty Trust                           2.46
                                             -------
   Total                                      37.82%
                                             =======

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     MAY 8, 2007 - DECEMBER 31, 2015

            First Trust S&P REIT     FTSE EPRA/NAREIT      Russell 3000(R)
                 Index Fund         North America Index         Index
05/07             $10,000                 $10,000              $10,000
12/07               8,093                   8,206                9,811
06/08               7,739                   7,843                8,728
12/08               4,947                   4,872                6,151
06/09               4,319                   4,381                6,405
12/09               6,333                   6,442                7,889
06/10               6,679                   6,772                7,412
12/10               8,090                   8,287                9,225
06/11               8,899                   9,163                9,811
12/11               8,729                   8,965                9,319
06/12              10,007                  10,276               10,188
12/12              10,247                  10,593               10,849
06/13              10,871                  11,091               12,374
12/13              10,434                  10,728               14,489
06/14              12,245                  12,560               15,495
12/14              13,523                  13,748               16,308
06/15              12,667                  12,915               16,624
12/15              13,789                  13,997               16,386

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             149             1              0            0
01/01/12 - 12/31/12             159             0              0            0
01/01/13 - 12/31/13             130             0              0            0
01/01/14 - 12/31/14             193             0              0            0
01/01/15 - 12/31/15             130             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             102             0              0            0
01/01/12 - 12/31/12              91             0              0            0
01/01/13 - 12/31/13             122             0              0            0
01/01/14 - 12/31/14              59             0              0            0
01/01/15 - 12/31/15             122             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW)

The First Trust ISE Water Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified market capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (5/8/07)        Ended        (5/8/07)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          -9.81%        7.24%         5.69%         41.84%        61.38%
Market Value                                                 -9.84%        7.20%         5.68%         41.55%        61.27%

INDEX PERFORMANCE
ISE Water Index(TM)                                          -9.25%        7.98%         6.40%         46.78%        71.03%
Russell 3000(R) Index                                         0.48%       12.18%         5.88%         77.64%        63.86%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of -9.81% during the 12-month period covered by this report. During the same period, the benchmark Russell 3000(R) Index ("benchmark") generated a return of 0.48%. Almost all of the Fund's performance can be attributed to the Industrials sector, where the Fund held an average weighting of 59.2%, returned -9.8%, and contributed -5.8% to return. Several names within the Industrials sector contributed to the poor performance. Most notable was Northwest Pipe Co., with a -62.8% return and -2.9% contribution. The Health Care sector was the top-performing sector with a 1.1% return. The Health Care sector's contribution was limited to 0.1% due to its smaller average weighting of 4.2% in the Fund over the period. On a relative basis, the Fund underperformed the benchmark by -10.29%. As mentioned previously, the Industrials sector contributed the most to the Fund's relative underperformance against the benchmark. The Fund experienced -5.8% of drag due to its 48.3% greater allocation to the poor-performing sector. No individual sector had a positive relative contribution, however the Materials sector had the least negative effect with -0.4% of relative underperformance.

-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   58.34%
Utilities                                     23.74
Information Technology                         5.82
Health Care                                    5.15
Materials                                      4.94
Financials                                     2.01
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Lindsay Corp.                                  4.22%
American Water Works Co., Inc.                 4.13
California Water Service Group                 4.08
Energy Recovery, Inc.                          4.05
Aqua America, Inc.                             4.03
Cia de Saneamento Basico do Estado de
   Sao Paulo, ADR                              4.00
Xylem, Inc.                                    3.95
Badger Meter, Inc.                             3.93
Rexnord Corp.                                  3.84
Watts Water Technologies, Inc.,
   Class A                                     3.63
                                             -------
   Total                                      39.86%
                                             =======

        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              MAY 8, 2007 - DECEMBER 31, 2015

            First Trust ISE     ISE Water    Russell 3000(R)
            Water Index Fund    Index(TM)         Index
05/07           $10,000          $10,000         $10,000
12/07            11,212           11,260           9,811
06/08            10,992           11,056           8,728
12/08             7,915            7,987           6,151
06/09             8,168            8,276           6,405
12/09             9,522            9,681           7,889
06/10             8,989            9,168           7,412
12/10            11,378           11,653           9,225
06/11            11,910           12,243           9,811
12/11            10,738           11,076           9,319
06/12            11,803           12,225          10,188
12/12            13,619           14,153          10,849
06/13            14,585           15,220          12,374
12/13            17,830           18,667          14,489
06/14            18,338           19,251          15,495
12/14            17,894           18,847          16,308
06/15            16,709           17,652          16,624
12/15            16,138           17,103          16,386

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             131             0              0            0
01/01/12 - 12/31/12             121             1              0            0
01/01/13 - 12/31/13             197             0              0            0
01/01/14 - 12/31/14             195             0              0            0
01/01/15 - 12/31/15             133             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             121             0              0            0
01/01/12 - 12/31/12             127             1              0            0
01/01/13 - 12/31/13              55             0              0            0
01/01/14 - 12/31/14              56             1              0            0
01/01/15 - 12/31/15             119             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index then ranks all candidate stocks using four different methods and, often averaging the rankings, selects the top 30 stocks based on the final rank. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (5/8/07)       Ended         (5/8/07)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                         -59.10%      -24.89%        -15.26%       -76.09%        -76.11%
Market Value                                                -59.01%      -24.89%        -15.23%       -76.10%        -76.06%

INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)                            -59.68%      -24.83%        -14.96%       -75.99%        -75.39%
S&P Composite 1500 Energy Index                             -22.07%       -0.76%          0.70%        -3.75%          6.21%
Russell 3000(R) Index                                         0.48%       12.18%          5.88%        77.64%         63.86%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of -59.10% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Energy Index ("benchmark") generated a return of -22.07%. Crude Oil Futures fell roughly -38.2% and Natural Gas Futures fell roughly -36.1% during the period covered by this report. The sharp decline in oil and natural gas prices greatly affected the return of the Fund. Magnum Hunter Resources Corp. was held at an average weighting of 2.6% over the period and was the worst performer with a -99.1% return and -4.6% contribution. Newfield Exploration Co., which was held at an average weighting of 0.9%, was the top-performing security held in the Fund with a 22.7% return and 0.4% contribution. On a relative basis, the Fund underperformed the benchmark by -37.03%. The poor relative performance can be attributed to the Fund's concentration in natural gas securities which were more affected by the decline in oil and natural gas prices than other Energy industries.

-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SUB-INDUSTRY CLASSIFICATION           LONG-TERM INVESTMENTS
-----------------------------------------------------------
Oil & Gas Exploration & Production            96.57%
Integrated Oil & Gas                           3.43
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
EXCO Resources, Inc.                           4.37%
Southwestern Energy Co.                        4.11
Rice Energy, Inc.                              4.08
Vanguard Natural Resources LLC                 3.97
Gulfport Energy Corp.                          3.94
Antero Resources Corp.                         3.83
QEP Resources, Inc.                            3.83
Cabot Oil & Gas Corp.                          3.75
Range Resources Corp.                          3.69
Chesapeake Energy Corp.                        3.69
                                             -------
   Total                                      39.26%
                                             =======

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - DECEMBER 31, 2015

            First Trust ISE-Revere    ISE-REVERE Natural    Russell 3000(R)    S&P Composite 1500
            Natural Gas Index Fund      Gas Index(TM)            Index            Energy Index
05/07              $10,000                 $10,000              $10,000             $10,000
12/07               11,166                  11,213                9,804              12,170
06/08               15,755                  15,942                8,721              13,578
12/08                5,967                   6,016                6,147               7,810
06/09                6,454                   6,518                6,405               7,740
12/09                8,903                   9,017                7,889               9,092
06/10                7,752                   7,891                7,412               8,016
12/10                9,992                  10,254                9,225              11,036
06/11               11,012                  11,342                9,811              12,304
12/11                9,308                   9,620                9,319              11,469
06/12                8,426                   8,735               10,188              11,132
12/12                8,051                   8,375               10,849              11,967
06/13                8,290                   8,639               12,374              13,130
12/13               10,075                  10,530               14,489              15,006
06/14               12,210                  12,790               15,495              16,951
12/14                5,842                   6,105               16,308              13,630
06/15                4,980                   5,159               16,624              12,991
12/15                2,389                   2,461               16,386              10,621

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             151             0              0            0
01/01/12 - 12/31/12             151             0              0            0
01/01/13 - 12/31/13             149             0              0            0
01/01/14 - 12/31/14             140             1              0            0
01/01/15 - 12/31/15             155             1              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             101             0              0            0
01/01/12 - 12/31/12              99             0              0            0
01/01/13 - 12/31/13             103             0              0            0
01/01/14 - 12/31/14             111             0              0            0
01/01/15 - 12/31/15              93             3              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

The First Trust ISE Chindia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks selected from a universe of all listed ADRs, ADSs, and/or stocks of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (5/8/07)        Ended        (5/8/07)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                          -0.32%        3.73%         5.13%         20.07%        54.12%
Market Value                                                 -0.39%        3.70%         5.12%         19.93%        54.06%

INDEX PERFORMANCE
ISE ChIndia Index(TM)                                         0.15%        4.12%         5.67%         22.35%        61.18%
Russell 3000(R) Index                                         0.48%       12.18%         5.88%         77.64%        63.86%
MSCI Emerging Markets Index                                 -14.92%       -4.81%        -0.18%        -21.83%        -1.55%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of -0.32% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Index ("benchmark") generated a return of -14.92%. Chinese American Depositary Receipts ("ADRs") contributed 3.3% to the Fund's return over the period with an average weighting of 27.7%. The Consumer Discretionary sector was the top-contributing sector with a 1.9% contribution. The sector returned 17.8% and was held at an average weighting of 8.3%. Indian holdings were the largest allocated holdings over the period comprising an average 41.1% of the Fund's weighting. On a relative basis, the Fund outperformed the benchmark by 14.60%. Chinese holdings generated 8.7% of the outperformance from the Fund's 27.3% greater allocation and 49.7% better return relative to the benchmark. Among the Information Technology sector in China, NetEase, Inc., had a return of 85.3% and created 2.1% of outperformance due to the Fund's larger allocation to this holding which returned -57.3% for the 12-month period covered by this report. Among the Materials sector in India, Vedanta Ltd., created -1.1% of underperformance due to the Fund having a 1.5% allocation relative to the benchmark.

-----------------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        35.07%
Consumer Discretionary                        28.09
Financials                                    12.01
Energy                                        11.49
Health Care                                    5.43
Materials                                      3.73
Telecommunication Services                     2.02
Industrials                                    1.48
Utilities                                      0.68
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
HDFC Bank Ltd., ADR                            7.27%
Tata Motors Ltd., ADR                          7.20
JD.com, Inc., ADR                              7.01
NetEase, Inc., ADR                             6.97
Infosys Ltd., ADR                              6.85
PetroChina Co., Ltd., ADR                      6.81
Melco Crown Entertainment Ltd., ADR            4.21
ICICI Bank Ltd., ADR                           4.07
Dr. Reddy's Laboratories Ltd., ADR             4.00
CNOOC Ltd., ADR                                3.98
                                             -------
   Total                                      58.37%
                                             =======

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           MAY 8, 2007 - DECEMBER 31, 2015

            First Trust ISE Chindia    ISE ChIndia    Russell 3000(R)    MSCI Emerging
                  Index Fund            Index(TM)          Index         Markets Index
05/07               $10,000              $10,000          $10,000           $10,000
12/07                13,873               13,952            9,804            12,715
06/08                 9,985               10,059            8,721            11,220
12/08                 5,968                6,031            6,147             5,934
06/09                 8,329                8,451            6,405             8,071
12/09                10,836               11,031            7,889            10,593
06/10                10,540               10,767            7,412             9,939
12/10                12,836               13,175            9,225            12,592
06/11                13,047               13,466            9,811            12,703
12/11                 9,497                9,771            9,319            10,273
06/12                10,069               10,375           10,188            10,677
12/12                11,121               11,483           10,849            12,145
06/13                11,258               11,659           12,374            10,983
12/13                15,103               15,665           14,489            11,829
06/14                16,047               16,680           15,495            12,555
12/14                15,461               16,096           16,308            11,571
06/15                16,560               17,273           16,624            11,912
12/15                15,411               16,121           16,386             9,844

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
QUARTER ENDED               0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11              65             1              0            0
01/01/12 - 12/31/12              63             1              0            0
01/01/13 - 12/31/13              66             0              0            0
01/01/14 - 12/31/14              96             0              0            0
01/01/15 - 12/31/15             147             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
QUARTER ENDED               0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             186             0              0            0
01/01/12 - 12/31/12             175            11              0            0
01/01/13 - 12/31/13             185             1              0            0
01/01/14 - 12/31/14             155             1              0            0
01/01/15 - 12/31/15             105             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA Community Bank Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index includes a subset of banks and thrifts or their holding companies listed on Nasdaq(R). The Index is jointly owned and was developed by Nasdaq(R) and the American Bankers Association ("ABA"). For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on Nasdaq(R) excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the ABA based on the most recent data from the FDIC. Banks with an international specialization are those institutions with assets greater than $10 billion and more than 25% of total assets in foreign offices. Banks with a credit-card specialization are those institutions with credit-card loans plus securitized receivables in excess of 50% of total assets plus securitized receivables. Securities in the Index must have a market capitalization of at least $200 million and a three-month average daily trading volume of at least $500 thousand. The Index is rebalanced quarterly and reconstituted semi-annually. The Fund's shares are listed for trading on the Nasdaq(R). The first day of secondary market trading in shares of the Fund was July 1, 2009.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                 CUMULATIVE
                                                                              TOTAL RETURNS                TOTAL RETURNS
                                                             1 Year      5 Years       Inception      5 Years       Inception
                                                             Ended        Ended        (6/29/09)       Ended        (6/29/09)
                                                            12/31/15     12/31/15     to 12/31/15     12/31/15     to 12/31/15
FUND PERFORMANCE
NAV                                                           7.88%       10.95%        12.39%         68.11%        113.85%
Market Value                                                  7.82%       10.92%        12.40%         67.88%        113.97%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community Bank Index(SM)                    8.53%       11.66%        13.11%         73.54%        122.93%
S&P Composite 1500 Financials Sector Index                   -0.72%       10.57%        13.41%         65.25%        126.75%
Russell 3000(R) Index                                         0.48%       12.18%        15.40%         77.64%        153.91%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 7.88% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Financials Index ("benchmark") generated a return of -0.72%. The Financials sector was relatively flat compared to the other GICS sectors over the period. Regional Banks from Arkansas were the top-contributing banks over the period with a 1.2% contribution and 29.1% return. Alabama regional banks were the top-performing holdings with a 44.9% return. Louisiana regional banks were the worst-performing holdings with a -9.6% return. The top-returning banks were BNC Bancorp (48.5%), Servisfirst Bancshares, Inc. (44.9%), and Enterprise Financial Service (44.8%). The lowest-returning banks were Bancorp, Inc. (-43.4%), Green Bancorp, Inc. (-29.9%), and Peoples Bancorp, Inc. (-25.9%).

-----------------------------
Nasdaq(R), OMX(R), Nasdaq OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of Nasdaq, Inc. ("Nasdaq") and American Bankers Association ("ABA") (Nasdaq and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Banks                                         87.02%
Thrifts & Mortgage Finance                    12.66
IT Services                                    0.32
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Signature Bank                                 4.23%
East West Bancorp, Inc.                        3.24
Zions Bancorporation                           3.02
TFS Financial Corp.                            2.96
PacWest Bancorp                                2.81
Bank of the Ozarks, Inc.                       2.37
Investors Bancorp, Inc.                        2.28
Commerce Bancshares, Inc.                      2.25
BOK Financial Corp.                            2.20
Umpqua Holdings Corp.                          1.90
                                             -------
   Total                                      27.26%
                                             =======

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       JUNE 29, 2009 - DECEMBER 31, 2015

            First Trust NASDAQ(R) ABA       NASDAQ OMX(R) ABA          S&P Composite 1500       Russell 3000(R)
            Community Bank Index Fund    Community Bank Index(SM)    Financials Sector Index         Index
06/09                $10,000                     $10,000                     $10,000                $10,000
12/09                 11,280                      11,318                      12,112                 12,224
06/10                 11,438                      11,505                      11,744                 11,484
12/10                 12,721                      12,846                      13,722                 14,293
06/11                 12,520                      12,688                      13,420                 15,201
12/11                 11,898                      12,095                      11,662                 14,439
06/12                 13,081                      13,343                      13,227                 15,785
12/12                 13,507                      13,817                      14,806                 16,809
06/13                 16,006                      16,427                      17,584                 19,172
12/13                 19,302                      19,873                      19,879                 22,448
06/14                 19,296                      19,929                      20,907                 24,006
12/14                 19,827                      20,537                      22,839                 25,266
06/15                 21,637                      22,484                      22,892                 25,761
12/15                 21,385                      22,293                      22,677                 25,388

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2011 through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             135             2              0            0
01/01/12 - 12/31/12             100            17              1            0
01/01/13 - 12/31/13             139            24              0            0
01/01/14 - 12/31/14             115             9              0            0
01/01/15 - 12/31/15             137             5              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/11 - 12/31/11             111             4              0            0
01/01/12 - 12/31/12             114            18              0            0
01/01/13 - 12/31/13              72            17              0            0
01/01/14 - 12/31/14             116            12              0            0
01/01/15 - 12/31/15             110             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the CBOE(R) VIX(R) Tail Hedge Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks and call options included in the Index. The Index is composed of each of the equity securities comprising the S&P 500(R) Index and an out-of-the-money call option position on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index"). The VIX Index is quoted in percentage points, is calculated and disseminated in real-time by The Chicago Board Options Exchange ("CBOE(R)") and is a way of measuring the market's expectation of volatility in the S&P 500(R) over the next 30-day period. The Index, and in turn the Fund, tracks the performance of an S&P 500(R) stock portfolio (with dividends reinvested), and call options on the VIX Index. The amount of the Index allocated to call options on the VIX Index is reevaluated and rebalanced each month, depending on the level of forward expected volatility in the S&P 500(R) Index, as measured by the closest to maturity VIX Index futures. The Index is designed to help address extreme downward movements in the market by hedging its portfolio through purchasing call options on the VIX Index, or "tail hedging." The Index is reconstituted and rebalanced monthly. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was August 30, 2012.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL             CUMULATIVE
                                                                                     TOTAL RETURNS           TOTAL RETURNS
                                                                 1 Year Ended     Inception (8/29/12)     Inception (8/29/12)
                                                                   12/31/15           to 12/31/15             to 12/31/15
FUND PERFORMANCE
NAV                                                                 -5.88%               7.49%                   27.28%
Market Value                                                        -5.74%               7.49%                   27.28%

INDEX PERFORMANCE
CBOE(R) VIX(R) Tail Hedge Index                                     -5.53%               7.95%                   29.10%
S&P 500(R) Index                                                     1.38%              14.14%                   55.54%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of -5.88% during the 12-month period covered by this report. During the same period, the benchmark S&P 500(R) Index ("benchmark") generated a return of 1.38%. Greater volatility, as measured by the VIX Index, through much of the year had the Fund invested in VIX Index options. During 10 of the 12 months of 2015, the Fund acquired a VIX Index option at a 1.0% weighting of the Fund's NAV at the time of rebalance. The September 16, 2015 option expired in the money and created relative outperformance against the benchmark. During the other nine months, the options expired out of the money.

-----------------------------
S&P(R) and S&P 500(R) are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE(R), Chicago Board Options Exchange(R), CBOE Volatility Index(R) and VIX(R) are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE(R)"); and these trademarks have been licensed for use by the S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        20.69%
Financials                                    16.48
Health Care                                   15.15
Consumer Discretionary                        12.88
Consumer Staples                              10.07
Industrials                                   10.06
Energy                                         6.50
Utilities                                      2.98
Materials                                      2.76
Telecommunication Services                     2.43
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Apple, Inc.                                    3.28%
Microsoft Corp.                                2.48
Exxon Mobil Corp.                              1.81
General Electric Co.                           1.64
Johnson & Johnson                              1.59
Amazon.com, Inc.                               1.45
Wells Fargo & Co.                              1.41
Berkshire Hathaway, Inc., Class B              1.38
JPMorgan Chase & Co.                           1.36
Facebook, Inc., Class A                        1.33
                                             -------
   Total                                      17.73%
                                             =======

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    AUGUST 29, 2012 - DECEMBER 31, 2015

            First Trust CBOE(R) S&P 500(R)    CBOE(R) VIX(R)     S&P 500(R)
                VIX(R) Tail Hedge Fund        Tail Hdge Index      Index
08/12                  $10,000                    $10,000         $10,000
12/12                    9,863                      9,880          10,193
06/13                   10,686                     10,719          11,602
12/13                   11,738                     11,799          13,494
06/14                   12,251                     12,345          14,457
12/14                   13,525                     13,666          15,342
06/15                   13,175                     13,320          15,531
12/15                   12,730                     12,910          15,554

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
08/30/12 - 12/31/12              57             3              0            0
01/01/13 - 12/31/13             155             5              0            0
01/01/14 - 12/31/14             152             2              0            1
01/01/15 - 12/31/15              98             1              0            1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
08/30/12 - 12/31/12              21             1              1            0
01/01/13 - 12/31/13              92             0              0            0
01/01/14 - 12/31/14              95             2              0            0
01/01/15 - 12/31/15             148             1              1            2

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2015 (UNAUDITED)

As a shareholder of First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust NASDAQ(R)ABA Community Bank Index Fund, or First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                    JULY 1, 2015     DECEMBER 31, 2015     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
Actual                                               $1,000.00           $  998.60            0.60%            $3.02
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%            $3.06

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)
Actual                                               $1,000.00           $1,011.20            0.60%            $3.04
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%            $3.06

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
Actual                                               $1,000.00           $  993.50            0.60%            $3.01
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%            $3.06

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)
Actual                                               $1,000.00           $  871.80            0.60%            $2.83
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%            $3.06

FIRST TRUST S&P REIT INDEX FUND (FRI)
Actual                                               $1,000.00           $1,088.60            0.48%            $2.53
Hypothetical (5% return before expenses)             $1,000.00           $1,022.79            0.48%            $2.45

FIRST TRUST ISE WATER INDEX FUND (FIW)
Actual                                               $1,000.00           $  965.80            0.59%            $2.92
Hypothetical (5% return before expenses)             $1,000.00           $1,022.23            0.59%            $3.01

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
Actual                                               $1,000.00           $  479.80            0.60%            $2.24
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%            $3.06

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                    JULY 1, 2015     DECEMBER 31, 2015     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
Actual                                               $1,000.00           $  930.60            0.60%            $2.92
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%            $3.06

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
Actual                                               $1,000.00           $  988.60            0.60%            $3.01
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%            $3.06

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
Actual                                               $1,000.00           $  966.20            0.60%            $2.97
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%            $3.06

(a) These expense ratios reflect expense cap for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1, 2015 through December 31, 2015), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AIRLINES -- 1.0%
     127,067 American Airlines Group, Inc.     $    5,381,288
                                               --------------
             AUTOMOBILES -- 1.0%
      22,901 Tesla Motors, Inc. (a) (b)             5,496,469
                                               --------------
             BEVERAGES -- 1.0%
      35,669 Monster Beverage Corp. (b)             5,313,254
                                               --------------
             BIOTECHNOLOGY -- 9.1%
      28,550 Alexion Pharmaceuticals, Inc. (b)      5,445,913
      32,786 Amgen, Inc.                            5,322,151
      17,757 Biogen, Inc. (b)                       5,439,857
      50,436 BioMarin Pharmaceutical, Inc. (b)      5,283,675
      47,346 Celgene Corp. (b)                      5,670,157
      51,713 Gilead Sciences, Inc.                  5,232,838
      46,004 Incyte Corp. (b)                       4,989,134
       9,572 Regeneron Pharmaceuticals,
                Inc. (b)                            5,196,352
      44,543 Vertex Pharmaceuticals, Inc. (b)       5,604,846
                                               --------------
                                                   48,184,923
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.0%
      45,016 Stericycle, Inc. (b)                   5,428,930
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 2.1%
     198,750 Cisco Systems, Inc.                    5,397,056
     110,287 QUALCOMM, Inc.                         5,512,696
                                               --------------
                                                   10,909,752
                                               --------------
             FOOD & STAPLES RETAILING -- 3.0%
      32,956 Costco Wholesale Corp.                 5,322,394
      63,213 Walgreens Boots Alliance, Inc.         5,382,903
     158,772 Whole Foods Market, Inc.               5,318,862
                                               --------------
                                                   16,024,159
                                               --------------
             FOOD PRODUCTS -- 2.0%
      74,101 Kraft Heinz (The) Co.                  5,391,589
     121,372 Mondelez International, Inc.,
                Class A                             5,442,320
                                               --------------
                                                   10,833,909
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.0%
       9,730 Intuitive Surgical, Inc. (b)           5,314,137
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.0%
      61,010 Express Scripts Holding Co. (b)        5,332,884
      34,033 Henry Schein, Inc. (b)                 5,383,680
                                               --------------
                                                   10,716,564
                                               --------------
             HEALTH CARE TECHNOLOGY -- 1.0%
      88,196 Cerner Corp. (b)                       5,306,753
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.0%
      81,039 Marriott International, Inc.,
                Class A (a)                         5,432,854
      90,905 Norwegian Cruise Line Holdings
                Ltd. (b)                            5,327,033


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
      89,427 Starbucks Corp.                   $    5,368,303
                                               --------------
                                                   16,128,190
                                               --------------
             INTERNET & CATALOG RETAIL -- 7.8%
       7,864 Amazon.com, Inc. (b)                   5,315,199
     108,645 Ctrip.com International Ltd.,
                ADR (b)                             5,033,523
      41,594 Expedia, Inc.                          5,170,134
     161,828 JD.com, Inc., ADR (b)                  5,221,381
     100,209 Liberty Interactive Corp.,
                Class A (b)                         2,737,710
      60,185 Liberty Ventures, Series A (b)         2,714,945
      43,959 Netflix, Inc. (b)                      5,028,030
       4,058 Priceline Group (The), Inc. (b)        5,173,747
      62,371 TripAdvisor, Inc. (b)                  5,317,128
                                               --------------
                                                   41,711,797
                                               --------------
             INTERNET SOFTWARE & SERVICES
                -- 5.9%
     100,152 Akamai Technologies, Inc. (b)          5,271,000
       3,455 Alphabet, Inc., Class A (b)            2,688,025
       3,538 Alphabet, Inc., Class C (c)            2,684,917
      27,374 Baidu, Inc., ADR (b)                   5,174,781
     190,290 eBay, Inc. (b)                         5,229,169
      50,081 Facebook, Inc., Class A (b)            5,241,477
     158,988 Yahoo!, Inc. (b)                       5,287,941
                                               --------------
                                                   31,577,310
                                               --------------
             IT SERVICES -- 5.0%
      62,645 Automatic Data Processing, Inc.        5,307,284
      88,568 Cognizant Technology Solutions
                Corp., Class A (b)                  5,315,851
      57,110 Fiserv, Inc. (b)                       5,223,281
      99,847 Paychex, Inc.                          5,280,908
     148,683 PayPal Holdings, Inc. (b)              5,382,325
                                               --------------
                                                   26,509,649
                                               --------------
             LEISURE PRODUCTS -- 1.0%
     199,961 Mattel, Inc.                           5,432,940
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.0%
      28,507 Illumina, Inc. (b)                     5,471,776
                                               --------------
             MACHINERY -- 1.1%
     116,216 PACCAR, Inc.                           5,508,638
                                               --------------
             MEDIA -- 9.1%
      29,505 Charter Communications, Inc.,
                Class A (a) (b)                     5,402,365
      92,645 Comcast Corp., Class A                 5,227,957
     100,902 Discovery Communications, Inc.,
                Class A (b)                         2,692,065
     105,354 Discovery Communications, Inc.,
                Class C (b)                         2,657,028
      91,762 DISH Network Corp., Class A (b)        5,246,951
      66,917 Liberty Global PLC, Class A (b)        2,834,604
      69,410 Liberty Global PLC, Series C (b)       2,829,846
      68,990 Liberty Media Corp., Class A (b)       2,707,858
      71,382 Liberty Media Corp., Class C (b)       2,718,227


                        See Notes to Financial Statements                Page 27

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA (CONTINUED)
   1,316,531 Sirius XM Holdings, Inc. (b)      $    5,358,281
      97,169 Twenty-First Century Fox, Inc.,
                Class A                             2,639,110
      94,546 Twenty-First Century Fox, Inc.,
                Class B                             2,574,488
     133,155 Viacom, Inc., Class B                  5,480,660
                                               --------------
                                                   48,369,440
                                               --------------
             MULTILINE RETAIL -- 1.0%
      69,045 Dollar Tree, Inc. (b)                  5,331,655
                                               --------------
             PHARMACEUTICALS -- 2.0%
      85,959 Endo International PLC (b)             5,262,410
      98,518 Mylan N.V. (b)                         5,326,868
                                               --------------
                                                   10,589,278
                                               --------------
             PROFESSIONAL SERVICES -- 1.0%
      69,760 Verisk Analytics, Inc. (b)             5,363,149
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 13.9%
      94,802 Analog Devices, Inc.                   5,244,447
     291,184 Applied Materials, Inc.                5,436,405
      37,338 Avago Technologies Ltd.                5,419,611
     153,888 Intel Corp.                            5,301,441
      78,111 KLA-Tencor Corp.                       5,416,998
      67,780 Lam Research Corp.                     5,383,088
     123,020 Linear Technology Corp.                5,224,659
     140,266 Maxim Integrated Products, Inc.        5,330,108
     362,398 Micron Technology, Inc. (b)            5,131,556
     161,903 NVIDIA Corp.                           5,336,323
      62,033 NXP Semiconductors N.V. (b)            5,226,280
      68,150 Skyworks Solutions, Inc.               5,235,964
      95,274 Texas Instruments, Inc.                5,221,968
     112,532 Xilinx, Inc.                           5,285,628
                                               --------------
                                                   74,194,476
                                               --------------
             SOFTWARE -- 10.0%
     135,718 Activision Blizzard, Inc.              5,253,644
      56,826 Adobe Systems, Inc. (b)                5,338,234
      87,784 Autodesk, Inc. (b)                     5,348,679
     185,617 CA, Inc.                               5,301,221
      64,708 Check Point Software
                Technologies Ltd. (b)               5,265,937
      70,241 Citrix Systems, Inc. (b)               5,313,732
      75,323 Electronic Arts, Inc. (b)              5,176,197
      54,798 Intuit, Inc.                           5,288,007
      95,648 Microsoft Corp.                        5,306,551
     259,662 Symantec Corp.                         5,452,902
                                               --------------
                                                   53,045,104
                                               --------------
             SPECIALTY RETAIL -- 4.9%
     104,641 Bed Bath & Beyond, Inc. (b)            5,048,928
      20,800 O'Reilly Automotive, Inc. (b)          5,271,136
      98,665 Ross Stores, Inc.                      5,309,164
      61,216 Tractor Supply Co.                     5,233,968
      28,389 Ulta Salon, Cosmetics &
                Fragrance, Inc. (b)                 5,251,965
                                               --------------
                                                   26,115,161
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 5.0%
      49,011 Apple, Inc.                       $    5,158,898
     191,260 NetApp, Inc.                           5,074,128
      70,708 SanDisk Corp.                          5,373,101
     153,148 Seagate Technology PLC                 5,614,406
      88,785 Western Digital Corp.                  5,331,539
                                               --------------
                                                   26,552,072
                                               --------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.0%
     133,425 Fastenal Co. (a)                       5,446,409
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 3.1%
      52,190 SBA Communications Corp.,
                Class A (b)                         5,483,603
     136,512 T-Mobile US, Inc. (b)                  5,340,350
     167,345 Vodafone Group PLC, ADR                5,398,550
                                               --------------
                                                   16,222,503
                                               --------------
             TOTAL COMMON STOCKS -- 100.0%        532,479,685
             (Cost $515,167,222)               --------------

             MONEY MARKET FUNDS -- 1.5%
   7,907,841 Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.12% (d) (e)                        7,907,841
             (Cost $7,907,841)                 --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.4%
$    562,677 JPMorgan Chase & Co., 0.23% (d),
               dated 12/31/15, due 01/04/16,
               with a maturity value of
               $562,691. Collateralized by U.S.
               Treasury Notes, interest rates
               of 1.250% to 1.625%, due
               04/30/19 to 02/29/20. The value
               of the collateral including
               accrued interest is
               $575,663. (e)                          562,677
   7,101,719 RBC Capital Markets LLC,
               0.26% (d), dated 12/31/15, due
               01/04/16, with a maturity value
               of $7,101,924. Collateralized by
               U.S. Treasury Notes, interest
               rates of 1.625% to 1.750%, due
               06/30/20 to 10/31/20. The value
               of the collateral including
               accrued interest is
               $7,251,313. (e)                      7,101,719
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 1.4%                             7,664,396
             (Cost $7,664,396)                 --------------

             TOTAL INVESTMENTS -- 102.9%          548,051,922
             (Cost $530,739,459) (f)

             NET OTHER ASSETS AND
                LIABILITIES -- (2.9)%             (15,373,108)
                                               --------------
             NET ASSETS -- 100.0%              $  532,678,814
                                               ==============


Page 28                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

(a) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $15,149,145 and the total value of the collateral held by the Fund is $15,572,237.

(b)   Non-income producing security.

(c) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the year ended December 31, 2015, the Fund received 16 PIK shares of Alphabet, Inc., Class C.

(d)   Interest rate shown reflects yield as of December 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $535,781,907. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $50,956,011 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,685,996.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 532,479,685     $         --     $         --
Money Market Funds        7,907,841               --               --
Repurchase Agreements            --        7,664,396               --
                      -----------------------------------------------
Total Investments     $ 540,387,526     $  7,664,396     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

---------------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $   15,149,145
Non-cash Collateral(2)                            (15,149,145)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the  Statements
   of Assets and Liabilities(3)                $    7,664,396
Non-cash Collateral(4)                             (7,664,396)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             COMMUNICATIONS EQUIPMENT
                -- 5.7%
     314,740 Cisco Systems, Inc.               $    8,546,765
     174,633 QUALCOMM, Inc.                         8,729,030
                                               --------------
                                                   17,275,795
                                               --------------
             HEALTH CARE TECHNOLOGY -- 2.7%
     139,753 Cerner Corp. (a)                       8,408,938
                                               --------------
             INTERNET SOFTWARE & SERVICES
                -- 13.8%
     158,618 Akamai Technologies, Inc. (a)          8,348,065
       5,465 Alphabet, Inc., Class A (a)            4,251,825
       5,598 Alphabet, Inc., Class C (b)            4,248,210
      43,350 Baidu, Inc., ADR (a)                   8,194,884
      79,325 Facebook, Inc., Class A (a)            8,302,155
     251,878 Yahoo!, Inc. (a)                       8,377,462
                                               --------------
                                                   41,722,601
                                               --------------
             IT SERVICES -- 2.8%
     140,200 Cognizant Technology Solutions
                Corp., Class A (a)                  8,414,804
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 38.8%
     150,280 Analog Devices, Inc.                   8,313,490
     460,659 Applied Materials, Inc.                8,600,503
      59,163 Avago Technologies Ltd.                8,587,509
     243,760 Intel Corp.                            8,397,532
     123,747 KLA-Tencor Corp.                       8,581,854
     107,404 Lam Research Corp.                     8,530,026
     194,882 Linear Technology Corp.                8,276,639
     222,032 Maxim Integrated Products, Inc.        8,437,216
     573,760 Micron Technology, Inc. (a)            8,124,442
     256,419 NVIDIA Corp.                           8,451,570
      98,351 NXP Semiconductors N.V. (a)            8,286,072
     107,807 Skyworks Solutions, Inc.               8,282,812
     150,852 Texas Instruments, Inc.                8,268,198
     178,186 Xilinx, Inc.                           8,369,396
                                               --------------
                                                  117,507,259
                                               --------------
             SOFTWARE -- 22.3%
      90,019 Adobe Systems, Inc. (a)                8,456,385
     138,890 Autodesk, Inc. (a)                     8,462,568
     294,080 CA, Inc.                               8,398,925
     102,483 Check Point Software
                Technologies Ltd. (a)               8,340,067
     111,016 Citrix Systems, Inc. (a)               8,398,360
      86,815 Intuit, Inc.                           8,377,647
     151,365 Microsoft Corp.                        8,397,730
     411,144 Symantec Corp.                         8,634,024
                                               --------------
                                                   67,465,706
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 13.9%
      77,604 Apple, Inc.                            8,168,597
     302,996 NetApp, Inc.                           8,038,484
     112,032 SanDisk Corp.                          8,513,312
     242,410 Seagate Technology PLC                 8,886,750


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS (CONTINUED)
     140,533 Western Digital Corp.             $    8,439,007
                                               --------------
                                                   42,046,150
                                               --------------
             TOTAL INVESTMENTS -- 100.0%          302,841,253
             (Cost $282,536,651) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                (106,126)
                                               --------------
             NET ASSETS -- 100.0%              $  302,735,127
                                               ==============

(a)   Non-income producing security.

(b) Non-income producing security which makes PIK distributions. For the year ended December 31, 2015, the Fund received 23 PIK shares of Alphabet, Inc., Class C.

(c) Aggregate cost for federal income tax purposes is $285,909,855. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,554,605 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,623,207.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1           LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 302,841,253     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


Page 30                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                              VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AIRLINES -- 1.6%
      68,681 American Airlines Group, Inc.     $    2,908,640
                                               --------------
             AUTOMOBILES -- 1.6%
      12,362 Tesla Motors, Inc. (b) (c)             2,967,004
                                               --------------
             BEVERAGES -- 1.6%
      19,294 Monster Beverage Corp. (c)             2,874,034
                                               --------------
             BIOTECHNOLOGY -- 14.1%
      15,435 Alexion Pharmaceuticals, Inc. (c)      2,944,226
      17,675 Amgen, Inc.                            2,869,183
       9,581 Biogen, Inc. (c)                       2,935,139
      27,225 BioMarin Pharmaceutical, Inc. (c)      2,852,091
      25,535 Celgene Corp. (c)                      3,058,071
      27,898 Gilead Sciences, Inc.                  2,822,999
      24,869 Incyte Corp. (c)                       2,697,043
       5,171 Regeneron Pharmaceuticals,
                Inc. (c)                            2,807,181
      24,059 Vertex Pharmaceuticals, Inc. (c)       3,027,344
                                               --------------
                                                   26,013,277
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.6%
      24,317 Stericycle, Inc. (c)                   2,932,630
                                               --------------
             FOOD & STAPLES RETAILING -- 4.7%
      17,812 Costco Wholesale Corp.                 2,876,638
      34,179 Walgreens Boots Alliance, Inc.         2,910,513
      85,829 Whole Foods Market, Inc.               2,875,271
                                               --------------
                                                    8,662,422
                                               --------------
             FOOD PRODUCTS -- 3.2%
      40,040 Kraft Heinz (The) Co.                  2,913,310
      65,525 Mondelez International, Inc.,
                Class A                             2,938,141
                                               --------------
                                                    5,851,451
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.5%
       5,251 Intuitive Surgical, Inc. (c)           2,867,886
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.1%
      32,945 Express Scripts Holding Co. (c)        2,879,722
      18,377 Henry Schein, Inc. (c)                 2,907,058
                                               --------------
                                                    5,786,780
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.7%
      43,756 Marriott International, Inc.,
                Class A (b)                         2,933,403
      49,147 Norwegian Cruise Line Holdings
                Ltd. (c)                            2,880,014
      48,404 Starbucks Corp.                        2,905,692
                                               --------------
                                                    8,719,109
                                               --------------
             INTERNET & CATALOG RETAIL -- 12.2%
       4,248 Amazon.com, Inc. (c)                   2,871,181
      58,656 Ctrip.com International Ltd.,
                ADR (c)                             2,717,532
      22,476 Expedia, Inc.                          2,793,767
      87,334 JD.com, Inc., ADR (c)                  2,817,832


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INTERNET & CATALOG RETAIL
                (CONTINUED)
      54,112 Liberty Interactive Corp.,
                Class A (c)                    $    1,478,340
      32,478 Liberty Ventures, Series A (c)         1,465,083
      23,787 Netflix, Inc. (c)                      2,720,757
       2,192 Priceline Group (The), Inc. (c)        2,794,690
      33,713 TripAdvisor, Inc. (c)                  2,874,033
                                               --------------
                                                   22,533,215
                                               --------------
             INTERNET SOFTWARE & SERVICES
                -- 1.5%
     102,740 eBay, Inc. (c)                         2,823,295
                                               --------------
             IT SERVICES -- 6.2%
      33,840 Automatic Data Processing, Inc.        2,866,925
      30,868 Fiserv, Inc. (c)                       2,823,187
      53,947 Paychex, Inc.                          2,853,257
      80,523 PayPal Holdings, Inc. (c)              2,914,933
                                               --------------
                                                   11,458,302
                                               --------------
             LEISURE PRODUCTS -- 1.6%
     107,956 Mattel, Inc.                           2,933,165
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.6%
      15,374 Illumina, Inc. (c)                     2,950,962
                                               --------------
             MACHINERY -- 1.6%
      62,822 PACCAR, Inc.                           2,977,763
                                               --------------
             MEDIA -- 14.2%
      15,944 Charter Communications, Inc.,
                Class A (b) (c)                     2,919,346
      50,026 Comcast Corp., Class A                 2,822,967
      54,485 Discovery Communications, Inc.,
                Class A (c)                         1,453,660
      56,945 Discovery Communications, Inc.,
                Class C (c)                         1,436,153
      49,602 DISH Network Corp., Class A (c)        2,836,242
      36,150 Liberty Global PLC, Class A (c)        1,531,314
      37,496 Liberty Global PLC, Series C (c)       1,528,712
      37,290 Liberty Media Corp., Class A (c)       1,463,633
      38,598 Liberty Media Corp., Class C (c)       1,469,812
     712,481 Sirius XM Holdings, Inc. (c)           2,899,798
      52,346 Twenty-First Century Fox, Inc.,
                Class A                             1,421,717
      50,974 Twenty-First Century Fox, Inc.,
                Class B                             1,388,022
      71,916 Viacom, Inc., Class B                  2,960,063
                                               --------------
                                                   26,131,439
                                               --------------
             MULTILINE RETAIL -- 1.6%
      37,369 Dollar Tree, Inc. (c)                  2,885,634
                                               --------------
             PHARMACEUTICALS -- 3.1%
      46,385 Endo International PLC (c)             2,839,689
      53,110 Mylan N.V. (c)                         2,871,658
                                               --------------
                                                    5,711,347
                                               --------------
             PROFESSIONAL SERVICES -- 1.6%
      37,751 Verisk Analytics, Inc. (c)             2,902,297
                                               --------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOFTWARE -- 3.1%
      73,318 Activision Blizzard, Inc.         $    2,838,140
      40,719 Electronic Arts, Inc. (c)              2,798,210
                                               --------------
                                                    5,636,350
                                               --------------
             SPECIALTY RETAIL -- 7.6%
      56,637 Bed Bath & Beyond, Inc. (c)            2,732,735
      11,231 O'Reilly Automotive, Inc. (c)          2,846,160
      53,258 Ross Stores, Inc.                      2,865,813
      33,084 Tractor Supply Co.                     2,828,682
      15,341 Ulta Salon, Cosmetics &
                Fragrance, Inc. (c)                 2,838,085
                                               --------------
                                                   14,111,475
                                               --------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.6%
      72,246 Fastenal Co. (b)                       2,949,082
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 4.7%
      28,152 SBA Communications Corp.,
                Class A (c)                         2,957,931
      73,612 T-Mobile US, Inc. (c)                  2,879,701
      90,480 Vodafone Group PLC, ADR                2,918,885
                                               --------------
                                                    8,756,517
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%         184,344,076
             (Cost $165,103,402)               --------------

             MONEY MARKET FUNDS -- 2.3%
   4,129,485 Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.12% (d) (e)                        4,129,485
      95,669 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.17% (d)                       95,669
                                               --------------
             TOTAL MONEY MARKET FUNDS
                -- 2.3%                             4,225,154
             (Cost $4,225,154)                 --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.2%
$    293,830 JPMorgan Chase & Co., 0.23% (d),
               dated 12/31/15, due 01/04/16,
               with a maturity value of
               $293,838. Collateralized by U.S.
               Treasury Notes, interest rates
               of 1.250% to 1.625%, due
               04/30/19 to 02/29/20. The value
               of the collateral including
               accrued interest is
               $300,612. (e)                   $      293,830
   3,708,526 RBC Capital Markets LLC,
               0.26% (d), dated 12/31/15, due
               01/04/16, with a maturity value
               of $3,708,633. Collateralized by
               U.S. Treasury Notes, interest
               rates of 1.625% to 1.750%, due
               06/30/20 to 10/31/20. The value
               of the collateral including
               accrued interest is
               $3,786,645. (e)                      3,708,526
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 2.2%                             4,002,356
             (Cost $4,002,356)                 --------------

             TOTAL INVESTMENTS -- 104.4%          192,571,586
             (Cost $173,330,912) (f)

             NET OTHER ASSETS AND
                LIABILITIES -- (4.4)%              (8,124,106)
                                               --------------
             NET ASSETS -- 100.0%              $  184,447,480
                                               ==============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $7,914,093 and the total value of the collateral held by the Fund is $8,131,841.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of December 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $174,978,539. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,516,127 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,923,080.

ADR   - American Depositary Receipt


Page 32                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 184,344,076     $         --     $         --
Money Market Funds        4,225,154               --               --
Repurchase Agreements            --        4,002,356               --
                      -----------------------------------------------
Total Investments     $ 188,569,230     $  4,002,356     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

---------------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    7,914,093
Non-cash Collateral(2)                             (7,914,093)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    4,002,356
Non-cash Collateral(4)                             (4,002,356)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 33

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 3.6%
      54,371 Hexcel Corp.                      $    2,525,533
                                               --------------
             AUTOMOBILES -- 7.7%
      22,238 Tesla Motors, Inc. (a) (b)             5,337,342
                                               --------------
             CHEMICALS -- 0.2%
      37,343 Codexis, Inc. (b)                        157,961
                                               --------------
             ELECTRIC UTILITIES -- 7.5%
     132,838 ITC Holdings Corp.                     5,213,892
                                               --------------
             ELECTRICAL EQUIPMENT -- 8.3%
     142,149 Ballard Power Systems,
                Inc. (a) (b)                          221,752
      92,722 China Ming Yang Wind Power
                Group Ltd., ADR (a) (b)               215,115
      42,000 Enphase Energy, Inc. (a) (b)             147,420
     166,752 Plug Power, Inc. (a) (b)                 351,847
      20,831 PowerSecure International,
                Inc. (b)                              313,507
      89,023 SolarCity Corp. (a) (b)                4,541,953
                                               --------------
                                                    5,791,594
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 8.2%
     155,450 AVX Corp.                              1,887,163
      35,111 Itron, Inc. (b)                        1,270,316
      29,455 Maxwell Technologies, Inc. (b)           210,309
      43,277 Universal Display Corp. (b)            2,356,000
                                               --------------
                                                    5,723,788
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 10.9%
      92,849 Abengoa Yield PLC (a)                  1,791,057
      27,487 NextEra Energy Partners, L.P. (c)        820,487
      45,430 Ormat Technologies, Inc.               1,656,832
      69,182 Pattern Energy Group, Inc.             1,446,596
      74,149 TerraForm Power, Inc., Class A (a)       932,795
      98,704 Vivint Solar, Inc. (a) (b)               943,610
                                               --------------
                                                    7,591,377
                                               --------------
             INTERNET SOFTWARE & SERVICES
                -- 0.7%
      48,008 OPOWER, Inc. (a) (b)                     506,964
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 2.6%
     178,045 Amyris, Inc. (a) (b)                     288,433
      35,104 Green Plains, Inc.                       803,882
      36,113 Pacific Ethanol, Inc. (b)                172,620
      40,612 Renewable Energy Group, Inc. (b)         377,285
      74,617 Solazyme, Inc. (a) (b)                   185,050
                                               --------------
                                                    1,827,270
                                               --------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 1.0%
      34,254 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.          648,086
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 48.2%
      38,024 Advanced Energy Industries,
                Inc. (b)                            1,073,418


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
      51,785 Canadian Solar, Inc. (b)          $    1,499,694
      92,631 Cree, Inc. (a) (b)                     2,470,469
     105,057 Fairchild Semiconductor
                International, Inc. (b)             2,175,730
      87,382 First Solar, Inc. (b)                  5,766,338
      29,147 IXYS Corp.                               368,127
      37,324 JA Solar Holdings Co., Ltd.,
                ADR (a) (b)                           362,043
      20,818 JinkoSolar Holding Co., Ltd.,
                ADR (a) (b)                           576,034
     112,000 Linear Technology Corp.                4,756,640
      71,100 Microsemi Corp. (b)                    2,317,149
     357,339 ON Semiconductor Corp. (b)             3,501,922
      26,340 Power Integrations, Inc.               1,280,914
      36,414 SolarEdge Technologies,
                Inc. (a) (b)                        1,025,782
     293,434 SunEdison, Inc. (a) (b)                1,493,579
     106,858 SunPower Corp. (a) (b)                 3,206,809
      79,407 Trina Solar Ltd., ADR (a) (b)            875,065
      37,933 Veeco Instruments, Inc. (b)              779,902
                                               --------------
                                                   33,529,615
                                               --------------
             SOFTWARE -- 1.1%
      28,529 EnerNOC, Inc. (b)                        109,836
      46,641 Silver Spring Networks, Inc. (b)         672,097
                                               --------------
                                                      781,933
                                               --------------
             TOTAL COMMON STOCKS -- 100.0%         69,635,355
             (Cost $79,721,575)                --------------

             MONEY MARKET FUNDS -- 10.3%
   7,191,765 Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.12% (d) (e)                        7,191,765
             (Cost $7,191,765)                 --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 10.0%
$    511,725 JPMorgan Chase & Co., 0.23% (d),
               dated 12/31/15, due 01/04/16,
               with a maturity value of
               $511,738. Collateralized by U.S.
               Treasury Notes, interest rates
               of 1.250% to 1.625%, due
               04/30/19 to 02/29/20. The value
               of the collateral including
               accrued interest is $523,535. (e)      511,725


Page 34                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS (CONTINUED)
$  6,458,639 RBC Capital Markets LLC,
               0.26% (d), dated 12/31/15, due
               01/04/16, with a maturity value
               of $6,458,826. Collateralized by
               U.S. Treasury Notes, interest
               rates of 1.625% to 1.750%, due
               06/30/20 to 10/31/20. The value
               of the collateral including
               accrued interest is
               $6,594,687. (e)                 $    6,458,639
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 10.0%                            6,970,364
             (Cost $6,970,364)                 --------------

             TOTAL INVESTMENTS -- 120.3%           83,797,484
             (Cost $93,883,704) (f)

             NET OTHER ASSETS AND
                LIABILITIES -- (20.3)%            (14,142,604)
                                               --------------
             NET ASSETS -- 100.0%              $   69,654,880
                                               ==============

(a) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $13,713,270 and the total value of the collateral held by the Fund is $14,162,129.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of December 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $95,300,718. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,740,498 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,243,732.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  69,635,355     $         --     $         --
Money Market Funds        7,191,765               --               --
Repurchase Agreements            --        6,970,364               --
                      -----------------------------------------------
Total Investments     $  76,827,120     $  6,970,364     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 35

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $   13,713,270
Non-cash Collateral(2)                            (13,713,270)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    6,970,364
Non-cash Collateral(4)                             (6,970,364)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 36                 See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.6%
             DIVERSIFIED REITS -- 7.5%
      12,368 American Assets Trust, Inc.       $      474,313
       9,287 Armada Hoffler Properties, Inc.           97,328
      63,936 Cousins Properties, Inc.                 602,917
     108,243 Duke Realty Corp.                      2,275,268
      36,820 Empire State Realty Trust, Inc.,
                Class A                               665,337
      18,129 First Potomac Realty Trust               206,671
       6,918 Gladstone Commercial Corp.               100,934
      53,004 Global Net Lease, Inc.                   421,382
     131,775 Gramercy Property Trust                1,017,303
      39,361 Investors Real Estate Trust              273,559
      66,398 Lexington Realty Trust                   531,184
      46,328 Liberty Property Trust                 1,438,484
      59,242 NorthStar Realty Finance Corp.         1,008,891
       4,399 One Liberty Properties, Inc.              94,403
       6,098 PS Business Parks, Inc.                  533,148
      19,614 Select Income REIT                       388,749
     138,380 Spirit Realty Capital, Inc.            1,386,568
      21,197 STORE Capital Corp.                      491,770
     283,712 VEREIT, Inc.                           2,246,999
      21,374 Washington Real Estate Investment
                Trust                                 578,380
       8,460 Whitestone REIT                          101,605
      11,420 Winthrop Realty Trust                    148,117
      30,440 WP Carey, Inc.                         1,795,960
                                               --------------
                                                   16,879,270
                                               --------------
             HEALTH CARE REITS -- 12.5%
      26,273 Care Capital Properties, Inc.            803,166
      15,095 CareTrust REIT, Inc.                     165,290
     145,794 HCP, Inc.                              5,575,163
      31,551 Healthcare Realty Trust, Inc.            893,524
      39,828 Healthcare Trust of America, Inc.,
                Class A                             1,074,161
      11,152 LTC Properties, Inc.                     481,097
      74,564 Medical Properties Trust, Inc.           858,232
      10,717 National Health Investors, Inc.          652,344
      27,129 New Senior Investment Group, Inc.        267,492
      51,603 Omega Healthcare Investors, Inc.       1,805,073
      27,327 Physicians Realty Trust                  460,733
      20,420 Sabra Health Care REIT, Inc.             413,097
      74,449 Senior Housing Properties Trust        1,104,823
       3,844 Universal Health Realty Income
                Trust                                 192,238
     104,393 Ventas, Inc.                           5,890,897
     110,944 Welltower, Inc.                        7,547,520
                                               --------------
                                                   28,184,850
                                               --------------
             HOTEL & RESORT REITS -- 5.7%
      48,946 Apple Hospitality REIT, Inc.             977,452
       8,033 Ashford Hospitality Prime, Inc.          116,478
      25,443 Ashford Hospitality Trust, Inc.          160,545
      12,010 Chatham Lodging Trust                    245,965
      18,703 Chesapeake Lodging Trust                 470,567
      62,934 DiamondRock Hospitality Co.              607,313
      41,357 FelCor Lodging Trust, Inc.               301,906
      14,434 Hersha Hospitality Trust                 314,084


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HOTEL & RESORT REITS (CONTINUED)
      47,511 Hospitality Properties Trust      $    1,242,413
     235,636 Host Hotels & Resorts, Inc.            3,614,656
      35,404 LaSalle Hotel Properties                 890,765
      22,529 Pebblebrook Hotel Trust                  631,263
      39,416 RLJ Lodging Trust                        852,568
      16,078 Ryman Hospitality Properties, Inc.       830,268
      27,190 Summit Hotel Properties, Inc.            324,920
      65,395 Sunstone Hotel Investors, Inc.           816,784
      35,010 Xenia Hotels & Resorts, Inc.             536,703
                                               --------------
                                                   12,934,650
                                               --------------
             INDUSTRIAL REITS -- 4.7%
      27,691 DCT Industrial Trust, Inc.             1,034,813
      10,082 EastGroup Properties, Inc.               560,660
      34,719 First Industrial Realty Trust,
                Inc.                                  768,331
      19,099 Monmouth Real Estate Investment
                Corp.                                 199,776
     164,375 Prologis, Inc.                         7,054,975
      17,427 Rexford Industrial Realty, Inc.          285,106
      21,343 STAG Industrial, Inc.                    393,778
      13,578 Terreno Realty Corp.                     307,134
                                               --------------
                                                   10,604,573
                                               --------------
             OFFICE REITS -- 13.6%
      22,729 Alexandria Real Estate Equities,
                Inc.                                2,053,792
      63,334 BioMed Realty Trust, Inc.              1,500,382
      48,147 Boston Properties, Inc.                6,140,668
      54,926 Brandywine Realty Trust                  750,289
       3,924 City Office REIT, Inc.                    47,794
      38,989 Columbia Property Trust, Inc.            915,462
      29,637 Corporate Office Properties Trust        646,976
      43,715 Douglas Emmett, Inc.                   1,363,034
       4,091 Easterly Government Properties,
                Inc.                                   70,283
      39,612 Equity Commonwealth (a)                1,098,441
      27,954 Franklin Street Properties Corp.         289,324
      22,299 Government Properties Income
                Trust                                 353,885
      29,885 Highwoods Properties, Inc.             1,302,986
      23,006 Hudson Pacific Properties, Inc.          647,389
      28,893 Kilroy Realty Corp.                    1,828,349
      28,000 Mack-Cali Realty Corp.                   653,800
      50,951 New York REIT, Inc.                      585,937
      19,751 NorthStar Realty Europe Corp.            233,259
      25,547 Parkway Properties, Inc.                 399,300
      45,618 Piedmont Office Realty Trust,
                Inc., Class A                         861,268
      31,258 SL Green Realty Corp.                  3,531,529
      55,562 Vornado Realty Trust                   5,553,978
                                               --------------
                                                   30,828,125
                                               --------------
             RESIDENTIAL REITS -- 17.7%
      35,216 American Campus Communities,
                Inc.                                1,455,829
      48,917 American Homes 4 Rent, Class A           814,957
      10,098 American Residential Properties,
                Inc.                                  190,852


                        See Notes to Financial Statements                Page 37

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             RESIDENTIAL REITS (CONTINUED)
      49,040 Apartment Investment &
                Management Co., Class A        $    1,963,071
      42,912 AvalonBay Communities, Inc.            7,901,387
       5,640 Bluerock Residential Growth
                REIT, Inc.                             66,834
      27,232 Camden Property Trust                  2,090,328
      20,302 Campus Crest Communities, Inc.           138,054
      11,905 Colony Starwood Homes (a)                269,529
      17,370 Education Realty Trust, Inc.             657,976
      25,107 Equity LifeStyle Properties, Inc.      1,673,884
     114,199 Equity Residential                     9,317,496
      20,702 Essex Property Trust, Inc.             4,956,266
       9,445 Independence Realty Trust, Inc.           70,932
      23,632 Mid-America Apartment
                Communities, Inc.                   2,146,022
      52,233 Monogram Residential Trust, Inc.         509,794
       6,676 NexPoint Residential Trust, Inc.          87,389
      16,969 Post Properties, Inc.                  1,003,886
       7,013 Preferred Apartment Communities,
                Inc., Class A                          91,730
      11,309 Silver Bay Realty Trust Corp.            177,099
      18,121 Sun Communities, Inc.                  1,241,832
      82,144 UDR, Inc.                              3,086,150
       7,706 UMH Properties, Inc.                      77,985
                                               --------------
                                                   39,989,282
                                               --------------
             RETAIL REITS -- 25.0%
      21,639 Acadia Realty Trust                      717,333
       6,072 Agree Realty Corp.                       206,387
       1,185 Alexander's, Inc.                        455,170
      53,340 Brixmor Property Group, Inc.           1,377,239
      47,572 CBL & Associates Properties, Inc.        588,466
      23,464 Cedar Realty Trust, Inc.                 166,125
      95,363 DDR Corp.                              1,605,913
      23,140 Equity One, Inc.                         628,251
      21,765 Federal Realty Investment Trust        3,179,867
     182,549 General Growth Properties, Inc.        4,967,158
       8,173 Getty Realty Corp.                       140,167
      28,380 Inland Real Estate Corp.                 301,396
     129,576 Kimco Realty Corp.                     3,428,581
      26,123 Kite Realty Group Trust                  677,369
      42,191 Macerich (The) Co.                     3,404,392
      42,688 National Retail Properties, Inc.       1,709,654
      21,692 Pennsylvania Real Estate
                Investment Trust                      474,404
      24,818 Ramco-Gershenson Properties
                Trust                                 412,227
      78,251 Realty Income Corp.                    4,040,099
      29,520 Regency Centers Corp.                  2,010,902
      31,189 Retail Opportunity Investments
                Corp.                                 558,283
      74,385 Retail Properties of America,
                Inc., Class A                       1,098,667
      11,824 Rouse Properties, Inc.                   172,158
       3,589 Saul Centers, Inc.                       184,008


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             RETAIL REITS (CONTINUED)
       4,455 Seritage Growth Properties,
                Class A                        $      179,180
      97,002 Simon Property Group, Inc.            18,861,069
      29,703 Tanger Factory Outlet Centers,
                Inc.                                  971,288
      18,884 Taubman Centers, Inc.                  1,448,781
      28,949 Urban Edge Properties                    678,854
       8,314 Urstadt Biddle Properties, Inc.,
                Class A                               159,961
      35,749 Weingarten Realty Investors            1,236,200
      58,094 WP GLIMCHER, Inc.                        616,377
                                               --------------
                                                   56,655,926
                                               --------------
             SPECIALIZED REITS -- 12.9%
       9,607 CoreSite Realty Corp.                    544,909
      36,750 Corrections Corp. of America             973,508
      54,088 CubeSmart                              1,656,175
      20,769 CyrusOne, Inc.                           777,799
      45,880 Digital Realty Trust, Inc.             3,469,446
      20,506 DuPont Fabros Technology, Inc.           651,886
      18,733 EPR Properties                         1,094,944
      38,705 Extra Space Storage, Inc.              3,414,168
      12,068 Four Corners Property Trust,
                Inc. (a)                              291,563
      28,888 Gaming and Leisure Properties,
                Inc.                                  803,086
      23,123 GEO Group (The), Inc.                    668,486
      60,240 Iron Mountain, Inc.                    1,627,082
       7,216 National Storage Affiliates Trust        123,610
      46,143 Public Storage                        11,429,621
      12,086 QTS Realty Trust, Inc., Class A          545,199
      11,339 Sovran Self Storage, Inc.              1,216,788
                                               --------------
                                                   29,288,270
                                               --------------
             TOTAL INVESTMENTS -- 99.6%           225,364,946
             (Cost $231,340,535) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                   885,011
                                               --------------
             NET ASSETS -- 100.0%              $  226,249,957
                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $232,605,683. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,418,508 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,659,245.


Page 38                 See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 225,364,946     $         --     $         --
                      ===============================================

* See Portfolio of Investments for breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 39

FIRST TRUST ISE WATER INDEX FUND (FIW)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             CHEMICALS -- 4.9%
      28,806 Ashland, Inc.                     $    2,958,376
     121,696 Calgon Carbon Corp.                    2,099,256
                                               --------------
                                                    5,057,632
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.9%
      76,031 Tetra Tech, Inc.                       1,978,327
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 8.9%
      68,252 AECOM (a)                              2,049,608
      95,606 Aegion Corp. (a)                       1,846,152
     387,343 Layne Christensen Co. (a)              2,037,424
     281,757 Northwest Pipe Co. (a)                 3,152,861
                                               --------------
                                                    9,086,045
                                               --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 2.0%
     199,415 PICO Holdings, Inc. (a)                2,057,963
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 5.8%
      68,649 Badger Meter, Inc.                     4,022,145
      53,602 Itron, Inc. (a)                        1,939,320
                                               --------------
                                                    5,961,465
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.1%
      29,335 IDEXX Laboratories, Inc. (a)           2,139,108
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 7.0%
      37,776 Danaher Corp.                          3,508,635
      19,174 Roper Technologies, Inc.               3,639,033
                                               --------------
                                                    7,147,668
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 3.1%
      74,944 Agilent Technologies, Inc.             3,133,409
                                               --------------
             MACHINERY -- 40.6%
      63,719 Crane Co.                              3,048,317
     586,272 Energy Recovery, Inc. (a)              4,144,943
      48,690 Flowserve Corp.                        2,048,875
     127,688 Gorman-Rupp (The) Co.                  3,413,100
      46,402 IDEX Corp.                             3,554,857
      59,672 Lindsay Corp.                          4,320,253
      72,386 Mueller Industries, Inc.               1,961,661
     231,335 Mueller Water Products, Inc.,
                Class A                             1,989,481
      67,929 Pentair PLC                            3,364,523
     217,080 Rexnord Corp. (a)                      3,933,490
      18,795 Valmont Industries, Inc.               1,992,646
      74,897 Watts Water Technologies, Inc.,
                Class A                             3,720,134
     110,877 Xylem, Inc.                            4,047,010
                                               --------------
                                                   41,539,290
                                               --------------
             WATER UTILITIES -- 23.7%
      50,086 American States Water Co.              2,101,108
      70,804 American Water Works Co., Inc.         4,230,539


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             WATER UTILITIES (CONTINUED)
     138,434 Aqua America, Inc.                $    4,125,333
     179,605 California Water Service Group         4,179,408
     890,458 Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR            4,096,107
     279,663 Consolidated Water Co., Ltd.           3,423,075
      72,648 SJW Corp.                              2,154,013
                                               --------------
                                                   24,309,583
                                               --------------
             TOTAL COMMON STOCKS -- 100.0%        102,410,490
             (Cost $111,522,393)

             MONEY MARKET FUNDS -- 0.1%
      81,702 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.17% (b)                       81,702
             (Cost $81,702)                    --------------

             TOTAL INVESTMENTS -- 100.1%          102,492,192
             (Cost $111,604,095) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                 (60,400)
                                               --------------
             NET ASSETS -- 100.0%              $  102,431,792
                                               ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of December 31, 2015.

(c) Aggregate cost for federal income tax purposes is $111,995,757. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,836,332 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,339,897.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 102,410,490     $         --     $         --
Money Market Funds           81,702               --               --
                      -----------------------------------------------
Total Investments     $ 102,492,192     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


Page 40                 See Notes to Financial Statements

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             OIL, GAS & CONSUMABLE FUELS
                -- 99.9%
     105,315 Anadarko Petroleum Corp.          $    5,116,203
     268,578 Antero Resources Corp. (a) (b)         5,855,000
   4,617,980 Bellatrix Exploration Ltd. (a) (b)     5,587,756
     324,118 Cabot Oil & Gas Corp.                  5,733,647
   1,254,402 Chesapeake Energy Corp. (a)            5,644,809
      51,477 Cimarex Energy Co.                     4,601,014
   2,676,058 Comstock Resources, Inc. (a) (b)       5,004,229
     155,538 Devon Energy Corp.                     4,977,216
     863,956 Encana Corp.                           4,397,536
   1,441,528 Enerplus Corp.                         4,930,026
     103,923 EQT Corp.                              5,417,506
   5,383,476 EXCO Resources, Inc. (a) (b)           6,675,510
     245,104 Gulfport Energy Corp. (b)              6,022,205
   3,502,228 Linn Energy LLC (c)                    4,517,874
     245,919 Matador Resources Co. (b)              4,861,819
     159,928 Noble Energy, Inc.                     5,266,429
     436,313 QEP Resources, Inc.                    5,846,594
     229,376 Range Resources Corp. (a)              5,644,943
   5,336,835 Rex Energy Corp. (a) (b)               5,603,677
     572,812 Rice Energy, Inc. (b)                  6,243,651
  22,396,199 SandRidge Energy, Inc. (b)             4,479,240
     231,824 SM Energy Co.                          4,557,660
     884,462 Southwestern Energy Co. (a) (b)        6,288,525
     375,683 Statoil ASA, ADR (a)                   5,244,535
   1,069,325 Stone Energy Corp. (b)                 4,587,404
     500,794 Synergy Resources Corp. (b)            4,266,765
   1,904,494 Ultra Petroleum Corp. (a) (b)          4,761,235
   2,038,444 Vanguard Natural Resources
                LLC (c)                             6,074,563
     807,792 WPX Energy, Inc. (b)                   4,636,726
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%         152,844,297
             (Cost $319,377,674)               --------------

             WARRANT -- 0.0%
             OIL, GAS & CONSUMABLE FUELS
                -- 0.0%
     468,973 Magnum Hunter Resources Corp.,
               expiring 05/15/16 (a) (b) (d)                0
             (Cost $0)                         --------------

             MONEY MARKET FUNDS -- 9.6%
  14,597,942 Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.12% (e) (f)                       14,597,942
             (Cost $14,597,942)                --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 9.2%
$  1,038,706 JPMorgan Chase & Co., 0.23% (e),
               dated 12/31/15, due 01/04/16,
               with a maturity value of
               $1,038,732. Collateralized by
               U.S. Treasury Notes, interest
               rates of 1.250% to 1.625%, due
               04/30/19 to 02/29/20. The value
               of the collateral including
               accrued interest is
               $1,062,679. (f)                 $    1,038,706
  13,109,834 RBC Capital Markets LLC,
               0.26% (e), dated 12/31/15, due
               01/04/16, with a maturity value
               of $13,110,212. Collateralized
               by U.S. Treasury Notes, interest
               rates of 1.625% to 1.750%, due
               06/30/20 to 10/31/20. The value
               of the collateral including
               accrued interest is
               $13,385,986. (f)                    13,109,834
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 9.2%                            14,148,540
             (Cost $14,148,540)                --------------

             TOTAL INVESTMENTS -- 118.7%          181,590,779
             (Cost $348,124,156) (g)

             NET OTHER ASSETS AND
                LIABILITIES -- (18.7)%            (28,548,354)
                                               --------------
             NET ASSETS -- 100.0%              $  153,042,425
                                               ==============

(a) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $29,192,536 and the total value of the collateral held by the Fund is $28,746,482. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On December 31, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from December 30 to December 31, the value of the related securities loaned was above the collateral value received.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $0, or 0.00% of net assets.

(e)   Interest rate shown reflects yield as of December 31, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for federal income tax purposes is $372,382,251. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $190,791,472.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 41

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 152,844,297     $         --     $         --
Money Market Funds       14,597,942               --               --
Repurchase Agreements            --       14,148,540               --
Warrants*                        --               -- **            --
                      -----------------------------------------------
Total Investments     $ 167,442,239     $ 14,148,540     $         --
                      ===============================================

*   See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $   29,192,536
Non-cash Collateral(2)                            (29,192,536)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On December 31, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, market movement from December 30 to December 31 reduced the collateral value below the value of the related securities loaned. See Note 2E - Securities lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $   14,148,540
Non-cash Collateral(4)                            (14,148,540)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 42                 See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.6%
             AIRLINES -- 0.8%
      44,446 China Southern Airlines Co., Ltd.,
                ADR (a)                        $    1,695,615
                                               --------------
             AUTOMOBILES -- 7.2%
     543,723 Tata Motors Ltd., ADR (b)             16,023,517
                                               --------------
             BANKS -- 11.4%
     262,577 HDFC Bank Ltd., ADR                   16,174,743
   1,155,540 ICICI Bank Ltd., ADR                   9,047,878
                                               --------------
                                                   25,222,621
                                               --------------
             BIOTECHNOLOGY -- 0.8%
      11,942 China Biologic Products, Inc. (b)      1,701,257
                                               --------------
             CHEMICALS -- 0.7%
      41,663 Sinopec Shanghai Petrochemical
                Co., Ltd., ADR (b)                  1,649,438
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.6%
      45,407 New Oriental Education &
                Technology Group, Inc., ADR         1,424,418
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.4%
      33,199 China Telecom Corp., Ltd., ADR         1,542,093
     125,745 China Unicom (Hong Kong) Ltd.,
                ADR (a)                             1,516,485
                                               --------------
                                                    3,058,578
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 0.7%
      54,587 Mindray Medical International
                Ltd., ADR                           1,480,400
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 5.6%
      76,148 500.com Ltd., Class A, ADR (a) (b)     1,530,575
     557,159 Melco Crown Entertainment Ltd.,
                ADR (a)                             9,360,271
      87,126 Tuniu Corp., ADR (a) (b)               1,392,274
                                               --------------
                                                   12,283,120
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.7%
      44,254 Huaneng Power International, Inc.,
                ADR                                 1,517,912
                                               --------------
             INSURANCE -- 0.7%
      94,021 China Life Insurance Co., Ltd.,
                ADR                                 1,503,396
                                               --------------
             INTERNET & CATALOG RETAIL -- 12.8%
      86,626 Ctrip.com International Ltd.,
                ADR (b)                             4,013,383
     483,211 JD.com, Inc., ADR (b)                 15,590,803
     161,633 Jumei International Holding Ltd.,
                ADR (a) (b)                         1,464,395
      81,541 MakeMyTrip Ltd. (b)                    1,399,243
      84,764 Qunar Cayman Islands Ltd.,
                ADR (a) (b)                         4,470,453
      90,726 Vipshop Holdings Ltd., ADR (b)         1,385,386
                                               --------------
                                                   28,323,663
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES
                -- 21.3%
      71,560 21Vianet Group, Inc., ADR (b)     $    1,512,778
      23,475 58.com, Inc., ADR (b)                  1,548,411
     105,788 Alibaba Group Holding Ltd.,
                ADR (b)                             8,597,391
      45,927 Autohome, Inc., ADR (b)                1,603,771
       7,486 Baidu, Inc., ADR (b)                   1,415,153
      60,333 Bitauto Holdings Ltd., ADR (b)         1,706,217
      98,764 Momo, Inc., ADR (a) (b)                1,582,199
      85,565 NetEase, Inc., ADR                    15,507,801
      20,328 Qihoo 360 Technology Co., Ltd.,
                ADR (a) (b)                         1,480,082
      31,426 SINA Corp. (b)                         1,552,444
      30,281 Sohu.com, Inc. (b)                     1,731,770
     215,750 SouFun Holdings Ltd., ADR (a)          1,594,393
      79,445 Weibo Corp., ADR (b)                   1,549,178
      53,741 Youku Tudou, Inc., ADR (b)             1,457,993
      67,795 YY, Inc., ADR (a) (b)                  4,235,154
                                               --------------
                                                   47,074,735
                                               --------------
             IT SERVICES -- 12.6%
     909,553 Infosys Ltd., ADR                     15,235,013
     715,476 Wipro Ltd., ADR (a)                    8,256,593
     142,249 WNS (Holdings) Ltd., ADR (b)           4,436,746
                                               --------------
                                                   27,928,352
                                               --------------
             MARINE -- 0.7%
     100,752 Seaspan Corp. (a)                      1,592,889
                                               --------------
             MEDIA -- 2.0%
     501,668 Videocon d2h Ltd., ADR (b)             4,454,812
                                               --------------
             METALS & MINING -- 3.0%
     205,066 Aluminum Corp. of China Ltd.,
                ADR (a) (b)                         1,689,744
     893,247 Vedanta Ltd., ADR (a)                  4,966,453
                                               --------------
                                                    6,656,197
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 11.6%
      26,014 China Petroleum & Chemical
                Corp., ADR (a)                      1,560,320
      84,926 CNOOC Ltd., ADR (a)                    8,864,576
     231,016 PetroChina Co., Ltd., ADR             15,152,339
                                               --------------
                                                   25,577,235
                                               --------------
             PHARMACEUTICALS -- 4.0%
     192,325 Dr. Reddy's Laboratories Ltd.,
                ADR (a)                             8,902,724
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 0.8%
     151,817 Trina Solar Ltd., ADR (a) (b)          1,673,023
                                               --------------
             SOFTWARE -- 0.6%
      86,041 Cheetah Mobile, Inc., ADR (a) (b)      1,378,377
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.6%
      25,509 China Mobile Ltd., ADR                 1,436,922
                                               --------------
             TOTAL COMMON STOCKS -- 100.6%        222,559,201
             (Cost $235,973,291)               --------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 7.9%
  17,453,166 Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.12% (c) (d)                   $   17,453,166
             (Cost $17,453,166)                --------------


PRINCIPAL
   VALUE     DESCRIPTION                              VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 7.7%
$  1,241,867 JPMorgan Chase & Co., 0.23% (c),
               dated 12/31/15, due 01/04/16,
               with a maturity value of
               $1,241,899. Collateralized by
               U.S. Treasury Notes, interest
               rates of 1.250% to 1.625%, due
               04/30/19 to 02/29/20. The value
               of the collateral including
               accrued interest is
               $1,270,529. (d)                      1,241,867
  15,673,997 RBC Capital Markets LLC,
               0.26% (c), dated 12/31/15, due
               01/04/16, with a maturity value
               of $15,674,450. Collateralized
               by U.S. Treasury Notes, interest
               rates of 1.625% to 1.750%, due
               06/30/20 to 10/31/20. The value
               of the collateral including
               accrued interest is
               $16,004,162. (d)                    15,673,997
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 7.7%                            16,915,864
             (Cost $16,915,864)                --------------

             TOTAL INVESTMENTS -- 116.2%          256,928,231
             (Cost $270,342,321) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (16.2)%            (35,740,642)
                                               --------------
             NET ASSETS -- 100.0%              $  221,187,589
                                               ==============

(a) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $33,487,544 and the total value of the collateral held by the Fund is $34,369,030.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of December 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $272,771,118. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,288,765 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,131,652.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 222,559,201     $         --     $         --
Money Market Funds       17,453,166               --               --
Repurchase Agreements            --       16,915,864               --
                      -----------------------------------------------
Total Investments     $ 240,012,367     $ 16,915,864     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:
----------------------------------------------------
Cayman Islands                         40.9%
India                                  37.6
United States                          17.1
China                                  11.9
Hong Kong                               5.4
Jersey                                  2.0
Marshall Islands                        0.7
Mauritius                               0.6
Net Other Assets and Liabilities      (16.2)
                                     -------
                                      100.0%
                                     =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 44                 See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $   33,487,544
Non-cash Collateral(2)                            (33,487,544)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $   16,915,864
Non-cash Collateral(4)                            (16,915,864)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BANKS -- 86.9%
      31,647 1st Source Corp.                  $      976,943
      39,059 Ameris Bancorp                         1,327,615
      18,919 BancFirst Corp.                        1,109,032
      45,804 Bancorp (The), Inc. (a)                  291,771
       7,355 Bank of Marin Bancorp                    392,757
     107,086 Bank of the Ozarks, Inc.               5,296,474
      39,816 Banner Corp.                           1,825,962
      96,513 BBCN Bancorp, Inc.                     1,661,954
      33,469 Blue Hills Bancorp, Inc.                 512,410
      49,020 BNC Bancorp                            1,244,128
      82,148 BOK Financial Corp.                    4,911,629
     101,489 Boston Private Financial Holdings,
                Inc.                                1,150,885
      21,086 Bridge Bancorp, Inc.                     641,647
      85,138 Brookline Bancorp, Inc.                  979,087
      20,832 Bryn Mawr Bank Corp.                     598,295
      12,377 Camden National Corp.                    545,702
      33,021 Capital Bank Financial Corp.,
                Class A                             1,056,012
      39,078 Cardinal Financial Corp.                 889,024
      98,275 Cathay General Bancorp                 3,078,956
      55,163 CenterState Banks, Inc.                  863,301
      46,256 Chemical Financial Corp.               1,585,193
      18,558 City Holding Co.                         846,987
      49,823 CoBiz Financial, Inc.                    668,625
      70,033 Columbia Banking System, Inc.          2,276,773
     118,242 Commerce Bancshares, Inc.              5,030,015
      21,254 Community Trust Bancorp, Inc.            743,040
      36,495 ConnectOne Bancorp, Inc.                 682,092
      20,665 CU Bancorp (a)                           524,064
     129,040 CVB Financial Corp.                    2,183,357
      40,606 Eagle Bancorp, Inc. (a)                2,049,385
     174,583 East West Bancorp, Inc.                7,255,669
      24,297 Enterprise Financial Services Corp.      688,820
      27,980 Fidelity Southern Corp.                  624,234
      17,213 Financial Institutions, Inc.             481,964
      24,002 First Bancorp.                           449,797
      34,809 First Busey Corp.                        718,110
      10,549 First Business Financial Services,
                Inc.                                  263,830
      13,354 First Citizens BancShares, Inc.,
                Class A                             3,447,602
      22,066 First Community Bancshares, Inc.         411,090
      19,259 First Connecticut Bancorp, Inc.          335,299
      74,785 First Financial Bancorp                1,351,365
      80,035 First Financial Bankshares, Inc.       2,414,656
      15,414 First Financial Corp.                    523,614
      19,361 First Foundation, Inc. (a)               456,726
      26,183 First Interstate BancSystem, Inc.,
                Class A                               761,140
      45,948 First Merchants Corp.                  1,167,998
      94,567 First Midwest Bancorp, Inc.            1,742,870
      23,137 First NBC Bank Holding Co. (a)           865,092
      17,110 First of Long Island (The) Corp.         513,300
     201,102 FirstMerit Corp.                       3,750,552
      34,981 Flushing Financial Corp.                 756,989


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
     211,126 Fulton Financial Corp.            $    2,746,749
      16,108 German American Bancorp, Inc.            536,719
      92,311 Glacier Bancorp, Inc.                  2,449,011
      16,832 Great Southern Bancorp, Inc.             761,816
      44,557 Green Bancorp, Inc. (a)                  466,957
      26,363 Guaranty Bancorp                         436,044
      93,900 Hancock Holding Co.                    2,363,463
      38,788 Hanmi Financial Corp.                    920,051
      25,036 Heartland Financial USA, Inc.            785,129
      38,911 Heritage Commerce Corp.                  465,376
      36,361 Heritage Financial Corp.                 685,041
      41,678 Heritage Oaks Bancorp                    333,841
      85,055 Home BancShares, Inc.                  3,446,429
      22,633 HomeTrust Bancshares, Inc. (a)           458,318
      14,477 Horizon Bancorp                          404,777
      49,906 IBERIABANK Corp.                       2,748,323
      31,831 Independent Bank Corp./MA              1,480,778
      27,056 Independent Bank Corp./MI                412,063
      20,750 Independent Bank Group, Inc.             664,000
      80,522 International Bancshares Corp.         2,069,415
     410,693 Investors Bancorp, Inc.                5,109,021
      45,990 Lakeland Bancorp, Inc.                   542,222
      20,179 Lakeland Financial Corp.                 940,745
      57,796 LegacyTexas Financial Group, Inc.      1,446,056
      26,176 MainSource Financial Group, Inc.         598,907
      89,397 MB Financial, Inc.                     2,893,781
      19,731 Mercantile Bank Corp.                    484,199
      52,520 NBT Bancorp, Inc.                      1,464,258
     138,940 Old National Bancorp                   1,884,026
      35,772 Old Second Bancorp, Inc. (a)             280,452
      34,871 Opus Bank                              1,289,181
      23,768 Pacific Continental Corp.                353,668
      26,098 Pacific Premier Bancorp, Inc. (a)        554,582
     145,828 PacWest Bancorp                        6,285,187
      19,178 Peapack-Gladstone Financial Corp.        395,450
      22,334 Peoples Bancorp, Inc.                    420,773
      49,563 Pinnacle Financial Partners, Inc.      2,545,556
     125,665 Popular, Inc.                          3,561,346
      16,717 Preferred Bank                           551,995
      95,900 PrivateBancorp, Inc.                   3,933,818
      14,244 QCR Holdings, Inc.                       345,987
      48,850 Renasant Corp.                         1,680,928
      22,569 Republic Bancorp, Inc., Class A          596,047
      42,228 S&T Bancorp, Inc.                      1,301,467
      29,558 Sandy Spring Bancorp, Inc.               796,884
      41,665 Seacoast Banking Corp. of
                Florida (a)                           624,142
      31,432 ServisFirst Bancshares, Inc.           1,493,963
      61,757 Signature Bank (a)                     9,471,671
      36,324 Simmons First National Corp.,
                Class A                             1,865,601
      29,378 South State Corp.                      2,113,747
      30,780 Southside Bancshares, Inc.               739,336
      24,420 Southwest Bancorp, Inc.                  426,862
      43,449 State Bank Financial Corp.               913,732
      18,041 Stock Yards Bancorp, Inc.                681,769
      15,368 Stonegate Bank                           504,992


Page 46                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
      80,224 Talmer Bancorp, Inc., Class A     $    1,452,857
      55,618 Texas Capital Bancshares, Inc. (a)     2,748,642
      62,676 TowneBank                              1,308,048
      27,621 TriCo Bancshares                         757,920
      34,002 TriState Capital Holdings,
                Inc. (a)                              475,688
      21,880 Triumph Bancorp, Inc. (a)                361,020
      81,964 Trustmark Corp.                        1,888,451
      59,798 UMB Financial Corp.                    2,783,597
     267,166 Umpqua Holdings Corp.                  4,247,939
      54,504 Union Bankshares Corp.                 1,375,681
      84,401 United Bankshares, Inc.                3,121,993
      90,362 United Community Banks, Inc.           1,761,155
      23,690 Univest Corp. of Pennsylvania            494,173
      20,632 Washington Trust Bancorp, Inc.           815,377
      46,718 WesBanco, Inc.                         1,402,474
      30,965 Westamerica Bancorporation             1,447,614
      58,675 Wintrust Financial Corp.               2,846,911
     247,848 Zions Bancorporation                   6,766,250
                                               --------------
                                                  194,706,273
                                               --------------
             IT SERVICES -- 0.3%
      13,756 Cass Information Systems, Inc.           707,884
                                               --------------
             THRIFTS & MORTGAGE FINANCE
                -- 12.7%
      11,649 Anchor BanCorp Wisconsin,
                Inc. (a)                              506,964
      55,187 Bank Mutual Corp.                        430,459
      24,878 BankFinancial Corp.                      314,209
     100,585 Beneficial Bancorp, Inc. (a)           1,339,792
      76,407 BofI Holding, Inc. (a)                 1,608,367
     166,364 Capitol Federal Financial, Inc.        2,089,532
      31,173 Clifton Bancorp, Inc.                    447,021
      45,251 Dime Community Bancshares, Inc.          791,440
      11,126 First Defiance Financial Corp.           420,340
      26,784 HomeStreet, Inc. (a)                     581,481
     113,462 Kearny Financial Corp.                 1,437,564
      66,803 Meridian Bancorp, Inc.                   941,922
       9,937 Meta Financial Group, Inc.               456,406
      55,281 Northfield Bancorp, Inc.                 880,074
     123,459 Northwest Bancshares, Inc.             1,653,116
      20,969 OceanFirst Financial Corp.               420,009
      53,514 Oritani Financial Corp.                  882,981
      11,746 Territorial Bancorp, Inc.                325,834
     351,703 TFS Financial Corp.                    6,622,568
     115,566 TrustCo Bank Corp. NY                    709,575
      57,775 United Community Financial Corp.         340,873
      60,103 United Financial Bancorp, Inc.           774,127
     112,752 Washington Federal, Inc.               2,686,880
      35,700 Waterstone Financial, Inc.               503,370
      36,220 WSFS Financial Corp.                   1,172,079
                                               --------------
                                                   28,336,983
                                               --------------
             TOTAL INVESTMENTS -- 99.9%           223,751,140
             (Cost $227,987,765) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   150,987
                                               --------------
             NET ASSETS -- 100.0%              $  223,902,127
                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $229,793,646. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,618,227 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,660,733.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 223,751,140     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 47

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.4%
             AEROSPACE & DEFENSE -- 2.7%
         126 Boeing (The) Co.                  $       18,218
          60 General Dynamics Corp.                     8,242
         154 Honeywell International, Inc.             15,950
          16 L-3 Communications Holdings,
                Inc.                                    1,912
          53 Lockheed Martin Corp.                     11,509
          37 Northrop Grumman Corp.                     6,986
          28 Precision Castparts Corp.                  6,496
          60 Raytheon Co.                               7,472
          26 Rockwell Collins, Inc.                     2,400
          55 Textron, Inc.                              2,310
         165 United Technologies Corp.                 15,852
                                               --------------
                                                       97,347
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.7%
          29 C.H. Robinson Worldwide, Inc.              1,799
          37 Expeditors International of
                Washington, Inc.                        1,669
          53 FedEx Corp.                                7,896
         140 United Parcel Service, Inc.,
                Class B                                13,472
                                               --------------
                                                       24,836
                                               --------------
             AIRLINES -- 0.6%
         126 American Airlines Group, Inc.              5,336
         158 Delta Air Lines, Inc.                      8,009
         130 Southwest Airlines Co.                     5,597
          75 United Continental Holdings,
                Inc. (a)                                4,298
                                               --------------
                                                       23,240
                                               --------------
             AUTO COMPONENTS -- 0.4%
          45 BorgWarner, Inc.                           1,945
          56 Delphi Automotive PLC                      4,801
          54 Goodyear Tire & Rubber (The) Co.           1,764
         130 Johnson Controls, Inc.                     5,134
                                               --------------
                                                       13,644
                                               --------------
             AUTOMOBILES -- 0.6%
         781 Ford Motor Co.                            11,004
         284 General Motors Co.                         9,659
          38 Harley-Davidson, Inc.                      1,725
                                               --------------
                                                       22,388
                                               --------------
             BANKS -- 6.0%
       2,087 Bank of America Corp.                     35,124
         156 BB&T Corp.                                 5,898
         597 Citigroup, Inc.                           30,895
          35 Comerica, Inc.                             1,464
         160 Fifth Third Bancorp                        3,216
         160 Huntington Bancshares, Inc.                1,770
         738 JPMorgan Chase & Co.                      48,730
         168 KeyCorp                                    2,216
          32 M&T Bank Corp.                             3,878
          62 People's United Financial, Inc.            1,001
         102 PNC Financial Services Group
                (The), Inc.                             9,722
         263 Regions Financial Corp.                    2,525
         102 SunTrust Banks, Inc.                       4,370


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
         330 U.S. Bancorp                      $       14,081
         932 Wells Fargo & Co.                         50,663
          41 Zions Bancorporation                       1,119
                                               --------------
                                                      216,672
                                               --------------
             BEVERAGES -- 2.3%
          20 Brown-Forman Corp., Class B                1,985
         785 Coca-Cola (The) Co.                       33,724
          42 Coca-Cola Enterprises, Inc.                2,068
          35 Constellation Brands, Inc.,
                Class A                                 4,985
          38 Dr Pepper Snapple Group, Inc.              3,542
          32 Molson Coors Brewing Co.,
                Class B                                 3,005
          30 Monster Beverage Corp. (a)                 4,469
         292 PepsiCo, Inc.                             29,177
                                               --------------
                                                       82,955
                                               --------------
             BIOTECHNOLOGY -- 3.7%
         328 AbbVie, Inc.                              19,431
          45 Alexion Pharmaceuticals, Inc. (a)          8,584
         151 Amgen, Inc.                               24,512
         109 Baxalta, Inc.                              4,254
          45 Biogen, Inc. (a)                          13,786
         157 Celgene Corp. (a)                         18,802
         289 Gilead Sciences, Inc.                     29,244
          16 Regeneron Pharmaceuticals, Inc. (a)        8,686
          49 Vertex Pharmaceuticals, Inc. (a)           6,165
                                               --------------
                                                      133,464
                                               --------------
             BUILDING PRODUCTS -- 0.1%
          19 Allegion PLC                               1,253
          68 Masco Corp.                                1,924
                                               --------------
                                                        3,177
                                               --------------
             CAPITAL MARKETS -- 2.1%
          11 Affiliated Managers Group, Inc. (a)        1,757
          35 Ameriprise Financial, Inc.                 3,725
         219 Bank of New York Mellon (The)
                Corp.                                   9,027
          25 BlackRock, Inc.                            8,513
         240 Charles Schwab (The) Corp.                 7,903
          59 E*TRADE Financial Corp. (a)                1,749
          76 Franklin Resources, Inc.                   2,798
          80 Goldman Sachs Group (The), Inc.           14,418
          85 Invesco Ltd.                               2,846
          22 Legg Mason, Inc.                             863
         303 Morgan Stanley                             9,639
          44 Northern Trust Corp.                       3,172
          81 State Street Corp.                         5,375
          50 T. Rowe Price Group, Inc.                  3,575
                                               --------------
                                                       75,360
                                               --------------
             CHEMICALS -- 2.1%
          39 Air Products and Chemicals, Inc.           5,074
          13 Airgas, Inc.                               1,798
          47 CF Industries Holdings, Inc.               1,918
         225 Dow Chemical (The) Co.                    11,583
         176 E.I. du Pont de Nemours and Co.           11,722
          30 Eastman Chemical Co.                       2,025


Page 48                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
          53 Ecolab, Inc.                      $        6,062
          27 FMC Corp.                                  1,056
          16 International Flavors &
                Fragrances, Inc.                        1,914
          72 LyondellBasell Industries N.V.,
                Class A                                 6,257
          88 Monsanto Co.                               8,670
          67 Mosaic (The) Co.                           1,849
          54 PPG Industries, Inc.                       5,336
          57 Praxair, Inc.                              5,837
          16 Sherwin-Williams (The) Co.                 4,154
                                               --------------
                                                       75,255
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.4%
          33 ADT (The) Corp.                            1,088
          18 Cintas Corp.                               1,639
          40 Pitney Bowes, Inc.                           826
          48 Republic Services, Inc.                    2,111
          17 Stericycle, Inc. (a)                       2,050
          85 Tyco International PLC                     2,711
          83 Waste Management, Inc.                     4,430
                                               --------------
                                                       14,855
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 1.4%
       1,018 Cisco Systems, Inc.                       27,644
          14 F5 Networks, Inc. (a)                      1,357
          25 Harris Corp.                               2,173
          71 Juniper Networks, Inc.                     1,960
          32 Motorola Solutions, Inc.                   2,190
         301 QUALCOMM, Inc.                            15,045
                                               --------------
                                                       50,369
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 0.1%
          28 Fluor Corp.                                1,322
          25 Jacobs Engineering Group, Inc. (a)         1,049
          32 Quanta Services, Inc. (a)                    648
                                               --------------
                                                        3,019
                                               --------------
             CONSTRUCTION MATERIALS -- 0.1%
          13 Martin Marietta Materials, Inc.            1,776
          27 Vulcan Materials Co.                       2,564
                                               --------------
                                                        4,340
                                               --------------
             CONSUMER FINANCE -- 0.8%
         168 American Express Co.                      11,685
         107 Capital One Financial Corp.                7,723
          86 Discover Financial Services                4,611
          73 Navient Corp.                                836
         168 Synchrony Financial (a)                    5,109
                                               --------------
                                                       29,964
                                               --------------
             CONTAINERS & PACKAGING -- 0.3%
          18 Avery Dennison Corp.                       1,128
          27 Ball Corp.                                 1,964
          83 International Paper Co.                    3,129


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CONTAINERS & PACKAGING (CONTINUED)
          32 Owens-Illinois, Inc. (a)          $          557
          40 Sealed Air Corp.                           1,784
          52 WestRock Co.                               2,372
                                               --------------
                                                       10,934
                                               --------------
             DISTRIBUTORS -- 0.1%
          30 Genuine Parts Co.                          2,577
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.0%
          47 H&R Block, Inc.                            1,566
                                               --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 2.0%
         376 Berkshire Hathaway, Inc.,
                Class B (a)                            49,647
          68 CME Group, Inc.                            6,161
          22 Intercontinental Exchange, Inc.            5,638
          67 Leucadia National Corp.                    1,165
          54 McGraw Hill Financial, Inc.                5,323
          34 Moody's Corp.                              3,412
          23 Nasdaq, Inc.                               1,338
                                               --------------
                                                       72,684
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 2.4%
       1,233 AT&T, Inc.                                42,428
         110 CenturyLink, Inc.                          2,768
         235 Frontier Communications Corp.              1,097
          58 Level 3 Communications, Inc. (a)           3,153
         816 Verizon Communications, Inc.              37,715
                                               --------------
                                                       87,161
                                               --------------
             ELECTRIC UTILITIES -- 1.7%
          98 American Electric Power Co., Inc.          5,710
         138 Duke Energy Corp.                          9,852
          65 Edison International                       3,849
          36 Entergy Corp.                              2,461
          64 Eversource Energy                          3,268
         185 Exelon Corp.                               5,137
          85 FirstEnergy Corp.                          2,697
          92 NextEra Energy, Inc.                       9,558
          51 Pepco Holdings, Inc.                       1,326
          22 Pinnacle West Capital Corp.                1,419
         135 PPL Corp.                                  4,608
         182 Southern (The) Co.                         8,516
         102 Xcel Energy, Inc.                          3,663
                                               --------------
                                                       62,064
                                               --------------
             ELECTRICAL EQUIPMENT -- 0.5%
          48 AMETEK, Inc.                               2,572
          93 Eaton Corp. PLC                            4,840
         131 Emerson Electric Co.                       6,266
          26 Rockwell Automation, Inc.                  2,668
                                               --------------
                                                       16,346
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.4%
          62 Amphenol Corp., Class A                    3,238
         238 Corning, Inc.                              4,351
          28 FLIR Systems, Inc.                           786


                        See Notes to Financial Statements                Page 49

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS (CONTINUED)
          77 TE Connectivity Ltd.              $        4,975
                                               --------------
                                                       13,350
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.0%
          87 Baker Hughes, Inc.                         4,015
          38 Cameron International Corp. (a)            2,402
          13 Diamond Offshore Drilling, Inc.              274
          47 Ensco PLC, Class A                           723
          46 FMC Technologies, Inc. (a)                 1,334
         172 Halliburton Co.                            5,855
          22 Helmerich & Payne, Inc.                    1,178
          75 National Oilwell Varco, Inc.               2,512
         253 Schlumberger Ltd.                         17,647
          69 Transocean Ltd.                              854
                                               --------------
                                                       36,794
                                               --------------
             FOOD & STAPLES RETAILING -- 2.3%
          88 Costco Wholesale Corp.                    14,212
         222 CVS Health Corp.                          21,705
         195 Kroger (The) Co.                           8,157
         105 Sysco Corp.                                4,305
         175 Walgreens Boots Alliance, Inc.            14,902
         315 Wal-Mart Stores, Inc.                     19,309
          68 Whole Foods Market, Inc.                   2,278
                                               --------------
                                                       84,868
                                               --------------
             FOOD PRODUCTS -- 1.7%
         120 Archer-Daniels-Midland Co.                 4,402
          36 Campbell Soup Co.                          1,892
          87 ConAgra Foods, Inc.                        3,668
         120 General Mills, Inc.                        6,919
          29 Hershey (The) Co.                          2,589
          27 Hormel Foods Corp.                         2,135
          24 J.M. Smucker (The) Co.                     2,960
          51 Kellogg Co.                                3,686
          23 Keurig Green Mountain, Inc.                2,070
         119 Kraft Heinz (The) Co.                      8,658
          23 McCormick & Co., Inc.                      1,968
          40 Mead Johnson Nutrition Co.                 3,158
         319 Mondelez International, Inc.,
                Class A                                14,304
          59 Tyson Foods, Inc., Class A                 3,146
                                               --------------
                                                       61,555
                                               --------------
             GAS UTILITIES -- 0.0%
          24 AGL Resources, Inc.                        1,531
                                               --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.1%
         299 Abbott Laboratories                       13,428
         110 Baxter International, Inc.                 4,197
          42 Becton, Dickinson and Co.                  6,472
         271 Boston Scientific Corp. (a)                4,997
          15 C. R. Bard, Inc.                           2,842
          28 DENTSPLY International, Inc.               1,704
          43 Edwards Lifesciences Corp. (a)             3,396


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES (CONTINUED)
           7 Intuitive Surgical, Inc. (a)      $        3,823
         282 Medtronic PLC                             21,691
          57 St. Jude Medical, Inc.                     3,521
          63 Stryker Corp.                              5,855
          19 Varian Medical Systems, Inc. (a)           1,535
          34 Zimmer Biomet Holdings, Inc.               3,488
                                               --------------
                                                       76,949
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.7%
          70 Aetna, Inc.                                7,568
          39 AmerisourceBergen Corp.                    4,045
          52 Anthem, Inc.                               7,251
          66 Cardinal Health, Inc.                      5,892
          52 Cigna Corp.                                7,609
          33 DaVita HealthCare Partners,
                Inc. (a)                                2,300
         136 Express Scripts Holding Co. (a)           11,888
          63 HCA Holdings, Inc. (a)                     4,261
          17 Henry Schein, Inc. (a)                     2,689
          30 Humana, Inc.                               5,355
          20 Laboratory Corp. of America
                Holdings (a)                            2,473
          46 McKesson Corp.                             9,073
          17 Patterson Cos., Inc.                         768
          29 Quest Diagnostics, Inc.                    2,063
          20 Tenet Healthcare Corp. (a)                   606
         191 UnitedHealth Group, Inc.                  22,469
          18 Universal Health Services, Inc.,
                Class B                                 2,151
                                               --------------
                                                       98,461
                                               --------------
             HEALTH CARE TECHNOLOGY -- 0.1%
          61 Cerner Corp. (a)                           3,670
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.8%
          92 Carnival Corp.                             5,012
           6 Chipotle Mexican Grill, Inc. (a)           2,879
          23 Darden Restaurants, Inc.                   1,464
          39 Marriott International, Inc.,
                Class A                                 2,615
         184 McDonald's Corp.                          21,738
          34 Royal Caribbean Cruises Ltd.               3,441
         298 Starbucks Corp.                           17,889
          34 Starwood Hotels & Resorts
                Worldwide, Inc.                         2,355
          23 Wyndham Worldwide Corp.                    1,671
          16 Wynn Resorts Ltd.                          1,107
          86 Yum! Brands, Inc.                          6,282
                                               --------------
                                                       66,453
                                               --------------
             HOUSEHOLD DURABLES -- 0.4%
          66 D.R. Horton, Inc.                          2,114
          24 Garmin Ltd.                                  892
          14 Harman International Industries,
                Inc.                                    1,319
          27 Leggett & Platt, Inc.                      1,135
          36 Lennar Corp., Class A                      1,761
          13 Mohawk Industries, Inc. (a)                2,462


Page 50                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD DURABLES (CONTINUED)
          54 Newell Rubbermaid, Inc.           $        2,380
          64 PulteGroup, Inc.                           1,140
          16 Whirlpool Corp.                            2,350
                                               --------------
                                                       15,553
                                               --------------
             HOUSEHOLD PRODUCTS -- 1.9%
          26 Church & Dwight Co., Inc.                  2,207
          26 Clorox (The) Co.                           3,297
         180 Colgate-Palmolive Co.                     11,992
          73 Kimberly-Clark Corp.                       9,293
         545 Procter & Gamble (The) Co.                43,278
                                               --------------
                                                       70,067
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.1%
         135 AES (The) Corp.                            1,292
          63 NRG Energy, Inc.                             742
                                               --------------
                                                        2,034
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 2.6%
         123 3M Co.                                    18,529
         120 Danaher Corp.                             11,145
       1,892 General Electric Co.                      58,936
          20 Roper Technologies, Inc.                   3,796
                                               --------------
                                                       92,406
                                               --------------
             INSURANCE -- 2.7%
          65 ACE Ltd.                                   7,595
          86 Aflac, Inc.                                5,151
          78 Allstate (The) Corp.                       4,843
         248 American International Group, Inc.        15,369
          55 Aon PLC                                    5,072
          13 Assurant, Inc.                             1,047
          46 Chubb (The) Corp.                          6,101
          30 Cincinnati Financial Corp.                 1,775
          82 Hartford Financial Services Group
                (The), Inc.                             3,564
          50 Lincoln National Corp.                     2,513
          56 Loews Corp.                                2,150
         105 Marsh & McLennan Cos., Inc.                5,822
         223 MetLife, Inc.                             10,751
          55 Principal Financial Group, Inc.            2,474
         118 Progressive (The) Corp.                    3,752
          90 Prudential Financial, Inc.                 7,327
          23 Torchmark Corp.                            1,315
          61 Travelers (The) Cos., Inc.                 6,885
          49 Unum Group                                 1,631
          60 XL Group PLC                               2,351
                                               --------------
                                                       97,488
                                               --------------
             INTERNET & CATALOG RETAIL -- 2.2%
          77 Amazon.com, Inc. (a)                      52,044
          20 Expedia, Inc.                              2,486
          86 Netflix, Inc. (a)                          9,837
          10 Priceline Group (The), Inc. (a)           12,749
          23 TripAdvisor, Inc. (a)                      1,961
                                               --------------
                                                       79,077
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES
                -- 4.3%
          36 Akamai Technologies, Inc. (a)     $        1,895
          58 Alphabet, Inc., Class A (a)               45,125
          60 Alphabet, Inc., Class C (b)               45,533
         222 eBay, Inc. (a)                             6,100
         455 Facebook, Inc., Class A (a)               47,620
          20 VeriSign, Inc. (a)                         1,747
         174 Yahoo!, Inc. (a)                           5,787
                                               --------------
                                                      153,807
                                               --------------
             IT SERVICES -- 3.7%
         125 Accenture PLC, Class A                    13,063
          12 Alliance Data Systems Corp. (a)            3,319
          92 Automatic Data Processing, Inc.            7,794
         122 Cognizant Technology Solutions
                Corp., Class A (a)                      7,322
          28 CSRA, Inc.                                   840
          56 Fidelity National Information
                Services, Inc.                          3,394
          46 Fiserv, Inc. (a)                           4,207
         179 International Business Machines
                Corp.                                  24,634
         199 MasterCard, Inc., Class A                 19,375
          64 Paychex, Inc.                              3,385
         223 PayPal Holdings, Inc. (a)                  8,073
          27 Teradata Corp. (a)                           713
          34 Total System Services, Inc.                1,693
         390 Visa, Inc., Class A                       30,244
         102 Western Union (The) Co.                    1,827
         192 Xerox Corp.                                2,041
                                               --------------
                                                      131,924
                                               --------------
             LEISURE PRODUCTS -- 0.1%
          22 Hasbro, Inc.                               1,482
          68 Mattel, Inc.                               1,848
                                               --------------
                                                        3,330
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.6%
          66 Agilent Technologies, Inc.                 2,760
          29 Illumina, Inc. (a)                         5,566
          22 PerkinElmer, Inc.                          1,179
          80 Thermo Fisher Scientific, Inc.            11,348
          16 Waters Corp. (a)                           2,153
                                               --------------
                                                       23,006
                                               --------------
             MACHINERY -- 1.2%
         117 Caterpillar, Inc.                          7,951
          33 Cummins, Inc.                              2,904
          62 Deere & Co.                                4,729
          31 Dover Corp.                                1,901
          26 Flowserve Corp.                            1,094
          66 Illinois Tool Works, Inc.                  6,117
          52 Ingersoll-Rand PLC                         2,875
          71 PACCAR, Inc.                               3,365
          27 Parker-Hannifin Corp.                      2,619
          36 Pentair PLC                                1,783
          12 Snap-on, Inc.                              2,057
          30 Stanley Black & Decker, Inc.               3,202


                        See Notes to Financial Statements                Page 51

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
          36 Xylem, Inc.                       $        1,314
                                               --------------
                                                       41,911
                                               --------------
             MEDIA -- 3.0%
          45 Cablevision Systems Corp.,
                Class A                                 1,436
          87 CBS Corp., Class B                         4,100
         489 Comcast Corp., Class A                    27,594
          30 Discovery Communications, Inc.,
                Class A (a)                               800
          52 Discovery Communications, Inc.,
                Class C (a)                             1,312
          82 Interpublic Group of Cos. (The),
                Inc.                                    1,909
          77 News Corp., Class A                        1,029
          22 News Corp., Class B                          307
          49 Omnicom Group, Inc.                        3,707
          19 Scripps Networks Interactive, Inc.,
                Class A                                 1,049
          45 TEGNA, Inc.                                1,148
          57 Time Warner Cable, Inc.                   10,579
         160 Time Warner, Inc.                         10,347
         236 Twenty-First Century Fox, Inc.,
                Class A                                 6,410
          87 Twenty-First Century Fox, Inc.,
                Class B                                 2,369
          70 Viacom, Inc., Class B                      2,881
         305 Walt Disney (The) Co.                     32,050
                                               --------------
                                                      109,027
                                               --------------
             METALS & MINING -- 0.2%
         264 Alcoa, Inc.                                2,606
         233 Freeport-McMoRan, Inc.                     1,577
         106 Newmont Mining Corp.                       1,907
          64 Nucor Corp.                                2,579
                                               --------------
                                                        8,669
                                               --------------
             MULTILINE RETAIL -- 0.6%
          58 Dollar General Corp.                       4,168
          47 Dollar Tree, Inc. (a)                      3,629
          38 Kohl's Corp.                               1,810
          63 Macy's, Inc.                               2,204
          27 Nordstrom, Inc.                            1,345
         123 Target Corp.                               8,931
                                               --------------
                                                       22,087
                                               --------------
             MULTI-UTILITIES -- 1.1%
          49 Ameren Corp.                               2,118
          87 CenterPoint Energy, Inc.                   1,597
          56 CMS Energy Corp.                           2,020
          59 Consolidated Edison, Inc.                  3,792
         119 Dominion Resources, Inc.                   8,049
          36 DTE Energy Co.                             2,887
          64 NiSource, Inc.                             1,249
          98 PG&E Corp.                                 5,213
         101 Public Service Enterprise Group,
                Inc.                                    3,908


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MULTI-UTILITIES (CONTINUED)
          29 SCANA Corp.                       $        1,754
          47 Sempra Energy                              4,418
          47 TECO Energy, Inc.                          1,253
          63 WEC Energy Group, Inc.                     3,233
                                               --------------
                                                       41,491
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 5.4%
         102 Anadarko Petroleum Corp.                   4,955
          76 Apache Corp.                               3,380
          83 Cabot Oil & Gas Corp.                      1,468
         104 Chesapeake Energy Corp.                      468
         377 Chevron Corp.                             33,915
          19 Cimarex Energy Co.                         1,698
          78 Columbia Pipeline Group, Inc.              1,560
         247 ConocoPhillips                            11,532
          46 CONSOL Energy, Inc.                          363
          78 Devon Energy Corp.                         2,496
         110 EOG Resources, Inc.                        7,787
          31 EQT Corp.                                  1,616
         835 Exxon Mobil Corp.                         65,088
          48 Hess Corp.                                 2,327
         368 Kinder Morgan, Inc.                        5,491
         136 Marathon Oil Corp.                         1,712
         107 Marathon Petroleum Corp.                   5,547
          33 Murphy Oil Corp.                             741
          33 Newfield Exploration Co. (a)               1,075
          85 Noble Energy, Inc.                         2,799
         153 Occidental Petroleum Corp.                10,344
          42 ONEOK, Inc.                                1,036
          95 Phillips 66                                7,771
          30 Pioneer Natural Resources Co.              3,761
          34 Range Resources Corp.                        837
          77 Southwestern Energy Co. (a)                  548
         135 Spectra Energy Corp.                       3,232
          24 Tesoro Corp.                               2,529
          97 Valero Energy Corp.                        6,859
         137 Williams (The) Cos., Inc.                  3,521
                                               --------------
                                                      196,456
                                               --------------
             PERSONAL PRODUCTS -- 0.1%
          45 Estee Lauder (The) Cos., Inc.,
                Class A                                 3,963
                                               --------------
             PHARMACEUTICALS -- 5.8%
          79 Allergan PLC (a)                          24,688
         334 Bristol-Myers Squibb Co.                  22,976
         196 Eli Lilly and Co.                         16,515
          42 Endo International PLC (a)                 2,571
         555 Johnson & Johnson                         57,010
          23 Mallinckrodt PLC (a)                       1,716
         560 Merck & Co., Inc.                         29,579
          83 Mylan N.V. (a)                             4,488
          29 Perrigo Co. PLC                            4,196
       1,237 Pfizer, Inc.                              39,930
          92 Zoetis, Inc.                               4,409
                                               --------------
                                                      208,078
                                               --------------


Page 52                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PROFESSIONAL SERVICES -- 0.3%
           7 Dun & Bradstreet (The) Corp.      $          727
          24 Equifax, Inc.                              2,673
          73 Nielsen Holdings PLC                       3,402
          27 Robert Half International, Inc.            1,273
          31 Verisk Analytics, Inc. (a)                 2,383
                                               --------------
                                                       10,458
                                               --------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 2.7%
          85 American Tower Corp.                       8,241
          31 Apartment Investment &
                Management Co., Class A                 1,241
          27 AvalonBay Communities, Inc.                4,971
          31 Boston Properties, Inc.                    3,954
          67 Crown Castle International Corp.           5,792
          12 Equinix, Inc.                              3,629
          73 Equity Residential                         5,956
          13 Essex Property Trust, Inc.                 3,112
         117 General Growth Properties, Inc.            3,184
          93 HCP, Inc.                                  3,556
         151 Host Hotels & Resorts, Inc.                2,316
          39 Iron Mountain, Inc.                        1,053
          83 Kimco Realty Corp.                         2,196
          27 Macerich (The) Co.                         2,179
          35 Plum Creek Timber Co., Inc.                1,670
         105 Prologis, Inc.                             4,507
          30 Public Storage                             7,431
          50 Realty Income Corp.                        2,581
          62 Simon Property Group, Inc.                12,055
          20 SL Green Realty Corp.                      2,260
          67 Ventas, Inc.                               3,781
          36 Vornado Realty Trust                       3,599
          71 Welltower, Inc.                            4,830
         103 Weyerhaeuser Co.                           3,088
                                               --------------
                                                       97,182
                                               --------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.1%
          58 CBRE Group, Inc., Class A (a)              2,006
                                               --------------
             ROAD & RAIL -- 0.8%
         196 CSX Corp.                                  5,086
          18 J.B. Hunt Transport Services, Inc.         1,321
          22 Kansas City Southern                       1,643
          60 Norfolk Southern Corp.                     5,075
          11 Ryder System, Inc.                           625
         171 Union Pacific Corp.                       13,372
                                               --------------
                                                       27,122
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.5%
          63 Analog Devices, Inc.                       3,485
         231 Applied Materials, Inc.                    4,313
          53 Avago Technologies Ltd.                    7,693
         112 Broadcom Corp., Class A                    6,476
          15 First Solar, Inc. (a)                        990
         946 Intel Corp.                               32,590
          31 KLA-Tencor Corp.                           2,150


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
          32 Lam Research Corp.                $        2,541
          48 Linear Technology Corp.                    2,039
          41 Microchip Technology, Inc.                 1,908
         219 Micron Technology, Inc. (a)                3,101
         102 NVIDIA Corp.                               3,362
          28 Qorvo, Inc. (a)                            1,425
          38 Skyworks Solutions, Inc.                   2,920
         203 Texas Instruments, Inc.                   11,126
          52 Xilinx, Inc.                               2,442
                                               --------------
                                                       88,561
                                               --------------
             SOFTWARE -- 4.4%
         101 Activision Blizzard, Inc.                  3,910
         100 Adobe Systems, Inc. (a)                    9,394
          45 Autodesk, Inc. (a)                         2,742
          63 CA, Inc.                                   1,799
          31 Citrix Systems, Inc. (a)                   2,345
          62 Electronic Arts, Inc. (a)                  4,261
          53 Intuit, Inc.                               5,115
       1,601 Microsoft Corp.                           88,823
         642 Oracle Corp.                              23,452
          37 Red Hat, Inc. (a)                          3,064
         125 salesforce.com, Inc. (a)                   9,800
         136 Symantec Corp.                             2,856
                                               --------------
                                                      157,561
                                               --------------
             SPECIALTY RETAIL -- 2.6%
          15 Advance Auto Parts, Inc.                   2,258
          15 AutoNation, Inc. (a)                         895
           6 AutoZone, Inc. (a)                         4,451
          33 Bed Bath & Beyond, Inc. (a)                1,592
          60 Best Buy Co., Inc.                         1,827
          41 CarMax, Inc. (a)                           2,213
          21 GameStop Corp., Class A                      589
          46 Gap (The), Inc.                            1,136
         254 Home Depot (The), Inc.                    33,591
          51 L Brands, Inc.                             4,887
         183 Lowe's Cos., Inc.                         13,915
          20 O'Reilly Automotive, Inc. (a)              5,068
          81 Ross Stores, Inc.                          4,359
          16 Signet Jewelers Ltd.                       1,979
         130 Staples, Inc.                              1,231
          22 Tiffany & Co.                              1,678
         134 TJX (The) Cos., Inc.                       9,502
          27 Tractor Supply Co.                         2,309
          17 Urban Outfitters, Inc. (a)                   387
                                               --------------
                                                       93,867
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 4.1%
       1,118 Apple, Inc.                              117,681
         390 EMC Corp.                                 10,015
         362 Hewlett Packard Enterprise Co.             5,502
         364 HP, Inc.                                   4,310
          59 NetApp, Inc.                               1,565
          40 SanDisk Corp.                              3,040
          60 Seagate Technology PLC                     2,200


                        See Notes to Financial Statements                Page 53

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS (CONTINUED)
          46 Western Digital Corp.             $        2,762
                                               --------------
                                                      147,075
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.9%
          56 Coach, Inc.                                1,833
           8 Fossil Group, Inc. (a)                       292
          79 Hanesbrands, Inc.                          2,325
          37 Michael Kors Holdings Ltd. (a)             1,482
         270 NIKE, Inc., Class B                       16,875
          17 PVH Corp.                                  1,252
          12 Ralph Lauren Corp.                         1,338
          36 Under Armour, Inc., Class A (a)            2,902
          68 VF Corp.                                   4,233
                                               --------------
                                                       32,532
                                               --------------
             TOBACCO -- 1.6%
         393 Altria Group, Inc.                        22,876
         311 Philip Morris International, Inc.         27,340
         166 Reynolds American, Inc.                    7,661
                                               --------------
                                                       57,877
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.2%
          58 Fastenal Co.                               2,368
          19 United Rentals, Inc. (a)                   1,378
          12 W.W. Grainger, Inc.                        2,431
                                               --------------
                                                        6,177
                                               --------------
             TOTAL COMMON STOCKS -- 99.4%           3,588,640
             (Cost $3,045,606)                 --------------


CONTRACTS    DESCRIPTION                                VALUE
-------------------------------------------------------------
             OPTIONS PURCHASED -- 0.5%
             CALL OPTIONS -- 0.5%
         304 VIX US, expiring 01/20/2016,
               Strike Price $26 (a)                    19,760
             (Cost $38,925)                    --------------

             TOTAL INVESTMENTS -- 99.9%             3,608,400
             (Cost $3,084,531) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                     1,839
                                               --------------
             NET ASSETS -- 100.0%              $    3,610,239
                                               ==============

(a)   Non-income producing security.

(b) Non-income producing security which makes PIK distributions. For the year ended December 31, 2015, the Fund received fractional PIK shares of Alphabet, Inc., Class C.

(c) Aggregate cost for federal income tax purposes is $3,073,671. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $713,458 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $178,729.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $   3,588,640     $         --     $         --
Options Purchased            19,760               --               --
                      -----------------------------------------------
Total Investments     $   3,608,400     $         --     $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


Page 54                 See Notes to Financial Statements

                      This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                                                            FIRST TRUST                           FIRST TRUST
                                                                             NASDAQ-100        FIRST TRUST         NASDAQ-100
                                                                               EQUAL           NASDAQ-100-       EX-TECHNOLOGY
                                                                              WEIGHTED      TECHNOLOGY SECTOR        SECTOR
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (QQEW)             (QTEC)             (QQXT)
                                                                          ----------------  ------------------  ----------------

ASSETS:
Investments, at value...............................................       $  532,479,685     $  302,841,253     $  184,344,076
Money market funds, at value........................................            7,907,841                 --          4,225,154
Repurchase agreements, at value.....................................            7,664,396                 --          4,002,356
Cash................................................................              306,281            104,382                 --
Receivables:
      Capital shares sold...........................................                   --                 --                 --
      Investment securities sold....................................            2,212,535                 --                 --
      Dividends.....................................................              424,398            103,126            193,357
      Securities lending income.....................................                8,928                 --              3,517
      Interest......................................................                   --                 --                 19
      Reclaims......................................................                   --                 --                 --
      Due from authorized participants..............................                   --                 --                 --
Prepaid expenses....................................................                5,257              2,721              1,416
                                                                           --------------     --------------     --------------
      TOTAL ASSETS..................................................          551,009,321        303,051,482        192,769,895
                                                                           --------------     --------------     --------------
LIABILITIES:
Due to custodian....................................................                   --                 --                 --
Payables:
      Capital shares redeemed.......................................            2,213,195                 --                 --
      Investment securities purchased...............................                   --                 --                 --
      Collateral for securities on loan.............................           15,572,237                 --          8,131,841
      Investment advisory fees......................................              173,914            104,284             54,602
      Licensing fees................................................              139,018             75,442             42,965
      Printing fees.................................................               35,649             21,805             10,924
      Audit and tax fees............................................               24,925             24,925             24,925
      Trustees' fees................................................                  136                 32                 --
      Due to authorized participants................................                   --                469                 --
Other liabilities...................................................              171,433             89,398             57,158
                                                                           --------------     --------------     --------------
      TOTAL LIABILITIES.............................................           18,330,507            316,355          8,322,415
                                                                           --------------     --------------     --------------
NET ASSETS..........................................................       $  532,678,814     $  302,735,127     $  184,447,480
                                                                           ==============     ==============     ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................       $  540,222,691     $  304,845,002     $  171,927,766
Par value...........................................................              122,500             71,000             44,500
Accumulated net investment income (loss)............................                   --                 --                 --
Accumulated net realized gain (loss) on investments.................          (24,978,840)       (22,485,477)        (6,765,460)
Net unrealized appreciation (depreciation) on investments...........           17,312,463         20,304,602         19,240,674
                                                                           --------------     --------------     --------------
NET ASSETS..........................................................       $  532,678,814     $  302,735,127     $  184,447,480
                                                                           ==============     ==============     ==============
NET ASSET VALUE, per share..........................................       $        43.48     $        42.64     $        41.45
                                                                           ==============     ==============     ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).......................................           12,250,002          7,100,002          4,450,002
                                                                           --------------     --------------     --------------
Investments, at cost................................................       $  515,167,222     $  282,536,651     $  165,103,402
                                                                           ==============     ==============     ==============
Money market funds, at cost.........................................       $    7,907,841     $           --     $    4,225,154
                                                                           ==============     ==============     ==============
Repurchase agreements, at cost......................................       $    7,664,396     $           --     $    4,002,356
                                                                           ==============     ==============     ==============
Securities on loan, at value........................................       $   15,149,145     $           --     $    7,914,093
                                                                           ==============     ==============     ==============


Page 56                 See Notes to Financial Statements

  FIRST TRUST                                                                                    FIRST TRUST        FIRST TRUST
   NASDAQ(R)         FIRST TRUST        FIRST TRUST        FIRST TRUST        FIRST TRUST       NASDAQ(R) ABA         CBOE(R)
 CLEAN EDGE(R)           S&P                ISE            ISE-REVERE             ISE             COMMUNITY         S&P 500(R)
 GREEN ENERGY           REIT               WATER           NATURAL GAS          CHINDIA             BANK              VIX(R)
  INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND       TAIL HEDGE FUND
    (QCLN)              (FRI)              (FIW)              (FCG)              (FNI)             (QABA)             (VIXH)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------


$    69,635,355    $   225,364,946    $   102,410,490    $   152,844,297    $   222,559,201    $   223,751,140    $     3,608,400
      7,191,765                 --             81,702         14,597,942         17,453,166                 --                 --
      6,970,364                 --                 --         14,148,540         16,915,864                 --                 --
         27,378                 --              3,645          1,362,893            749,217             51,726              1,077

             --                 --                 --          4,470,045                 --                 --                 --
             --                 14                 --          3,771,838                 --                 --                 --
         36,012          1,164,141             57,709            101,329                 --            315,556              4,848
         51,847                 --                 --            250,694             20,991                 --                 --
             --                 50                 13                 19                 --                 --                 --
             --                 --                 --             25,013                 --                 --                 --
             --                 --                104                 --                 --                 --                 --
            639              1,984              1,038              1,604              2,133              1,077                 --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
     83,913,360        226,531,135        102,554,701        191,574,214        257,700,572        224,119,499          3,614,325
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

             --             61,905                 --                 --                 --                 --                 --

             --                 --                 --          3,790,632                 --                 --                 --
             --                 --                 --          5,773,630          1,914,950                 --              2,219
     14,162,129                 --                 --         28,746,482         34,369,030                 --                 --
         19,618             57,104             35,677             49,357             49,273             81,998              1,867
         17,108             59,949             13,489             49,533             46,223             45,195                 --
          9,019             14,212             15,058             24,056             19,381              6,178                 --
         24,925             24,925             24,925             24,925             24,925             24,925                 --
             40                 --                 32                 --                 23                 --                 --
             --                 --                 --                589                 --                 --                 --
         25,641             63,083             33,728             72,585             89,178             59,076                 --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
     14,258,480            281,178            122,909         38,531,789         36,512,983            217,372              4,086
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$    69,654,880    $   226,249,957    $   102,431,792    $   153,042,425    $   221,187,589    $   223,902,127    $     3,610,239
===============    ===============    ===============    ===============    ===============    ===============    ===============

$   119,643,081    $   233,388,194    $   124,118,665    $   716,494,477    $   304,398,809    $   231,075,678    $     3,802,651
         43,500            102,500             34,000            343,000             78,000             57,500              1,500
         12,316                 --              7,659                 --           (206,457)           112,770                 --
    (39,957,797)        (1,265,148)       (12,616,629)      (397,261,675)       (69,668,673)        (3,107,196)          (717,781)
    (10,086,220)        (5,975,589)        (9,111,903)      (166,533,377)       (13,414,090)        (4,236,625)           523,869
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$    69,654,880    $   226,249,957    $   102,431,792    $   153,042,425    $   221,187,589    $   223,902,127    $     3,610,239
===============    ===============    ===============    ===============    ===============    ===============    ===============
$         16.01    $         22.07    $         30.13    $          4.46    $         28.36    $         38.94    $         24.07
===============    ===============    ===============    ===============    ===============    ===============    ===============

      4,350,002         10,250,002          3,400,002         34,300,002          7,800,002          5,750,002            150,002
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$    79,721,575    $   231,340,535    $   111,522,393    $   319,377,674    $   235,973,291    $   227,987,765    $     3,084,531
===============    ===============    ===============    ===============    ===============    ===============    ===============
$     7,191,765    $            --    $        81,702    $    14,597,942    $    17,453,166    $            --    $            --
===============    ===============    ===============    ===============    ===============    ===============    ===============
$     6,970,364    $            --    $            --    $    14,148,540    $    16,915,864    $            --    $            --
===============    ===============    ===============    ===============    ===============    ===============    ===============
$    13,713,270    $            --    $            --    $    29,192,536    $    33,487,544    $            --    $            --
===============    ===============    ===============    ===============    ===============    ===============    ===============


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            FIRST TRUST                           FIRST TRUST
                                                                             NASDAQ-100        FIRST TRUST         NASDAQ-100
                                                                               EQUAL           NASDAQ-100-       EX-TECHNOLOGY
                                                                              WEIGHTED      TECHNOLOGY SECTOR        SECTOR
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (QQEW)             (QTEC)             (QQXT)
                                                                          ----------------  ------------------  ----------------
INVESTMENT INCOME:
Dividends...........................................................       $    6,686,922     $    4,755,562     $    1,382,306
Securities lending income (net of fees).............................               61,202                 --             19,248
Interest............................................................                   --                 --                 59
Foreign tax withholding.............................................              (12,798)                --             (3,014)
                                                                           --------------     --------------     --------------
      Total investment income.......................................            6,735,326          4,755,562          1,398,599
                                                                           --------------     --------------     --------------
EXPENSES:
Investment advisory fees............................................            2,435,344          1,326,344            600,942
Licensing fees......................................................              608,836            331,586            150,236
Accounting and administration fees..................................              308,250            167,977             77,939
Custodian fees......................................................               98,643             42,095             28,484
Printing fees.......................................................               76,352             50,236             21,722
Transfer agent fees.................................................               30,442             16,579              7,512
Legal fees..........................................................               30,199             16,121              7,344
Audit and tax fees..................................................               25,179             25,179             25,179
Trustees' fees and expenses.........................................               11,364              7,819              5,689
Expenses previously waived or reimbursed............................               10,910                 --                 --
Listing fees........................................................                8,186              8,887              7,120
Registration and filing fees........................................               (4,721)               (31)             4,556
Other expenses......................................................               14,032              6,939              3,100
                                                                           --------------     --------------     --------------
      Total expenses................................................            3,653,016          1,999,731            939,823
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................                   --            (10,215)           (38,410)
                                                                           --------------     --------------     --------------
      Net expenses..................................................            3,653,016          1,989,516            901,413
                                                                           --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS)........................................            3,082,310          2,766,046            497,186
                                                                           --------------     --------------     --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................          (12,319,963)        (2,005,844)        (2,223,194)
      Options.......................................................                   --                 --                 --
      In-kind redemptions...........................................           54,085,670         46,824,712          7,725,924
                                                                           --------------     --------------     --------------
Net realized gain (loss)............................................           41,765,707         44,818,868          5,502,730
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................          (34,310,836)       (55,092,351)          (186,256)
      Options.......................................................                   --                 --                 --
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation)................          (34,310,836)       (55,092,351)          (186,256)
                                                                           --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................            7,454,871        (10,273,483)         5,316,474
                                                                           --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................       $   10,537,181     $   (7,507,437)    $    5,813,660
                                                                           ==============     ==============     ==============


(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 58                 See Notes to Financial Statements

  FIRST TRUST                                                                                    FIRST TRUST        FIRST TRUST
   NASDAQ(R)         FIRST TRUST        FIRST TRUST        FIRST TRUST        FIRST TRUST       NASDAQ(R) ABA         CBOE(R)
 CLEAN EDGE(R)           S&P                ISE            ISE-REVERE             ISE             COMMUNITY          S&P 500(R)
 GREEN ENERGY           REIT               WATER           NATURAL GAS          CHINDIA             BANK               VIX(R)
  INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND       TAIL HEDGE FUND
    (QCLN)              (FRI)              (FIW)              (FCG)              (FNI)             (QABA)              (VIXH)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ----------------

$       556,244    $     7,076,959       $  1,998,850    $     2,226,262    $     2,432,697    $     2,439,422      $     78,005
        447,793                 --                 --          4,694,134            406,657                 --                --
             --                153                 50                115                 --                 --                --
             --                 --                 --           (192,929)          (102,212)            (3,219)               (5)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------
      1,004,037          7,077,112          1,998,900          6,727,582          2,737,142          2,436,203            78,000
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------

        320,401            762,628            626,984            884,223            886,114            460,285            22,673 (a)
         80,100            203,368             78,373            221,056            177,223            103,564                --
         42,576            132,236             80,474            112,514            113,201             62,662                --
         13,216             32,377             19,634             33,553             67,382             14,384                --
         13,835             34,767             29,230             31,164             42,840             13,218                --
          4,005             12,711              7,837             11,053             11,077              5,754                --
          4,026             10,904              7,918             11,538             12,006              4,116                --
         25,179             25,179             25,179             25,179             25,179             25,179                --
          5,046              6,678              5,761              6,535              6,535              5,020                --
             --              4,444                 --                 --                 --                 --                --
          7,266              9,000             11,001             11,381             11,381              7,123                --
           (735)            (7,098)              (996)             6,878             10,770              9,100                --
          4,303              1,397              4,900              8,414              3,604              2,660                --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------
        519,218          1,228,591            896,295          1,363,488          1,367,312            713,065            22,673

        (38,617)                --                 --            (37,153)           (38,142)           (22,638)               --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------
        480,601          1,228,591            896,295          1,326,335          1,329,170            690,427            22,673
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------
        523,436          5,848,521          1,102,605          5,401,247          1,407,972          1,745,776            55,327
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------


     (5,378,701)           367,189         (1,187,442)      (184,104,034)       (17,002,128)        (2,002,442)           14,860
             --                 --                 --                 --                 --                 --          (259,700)
        526,447         22,639,536         10,361,883          1,180,816         11,833,125          8,015,754                --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------
     (4,852,254)        23,006,725          9,174,441       (182,923,218)        (5,169,003)         6,013,312          (244,840)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------

     (1,381,171)       (22,518,489)       (30,704,492)        (5,578,141)       (22,242,010)       (10,201,193)          (35,596)
             --                 --                 --                 --                 --                 --            (3,111)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------
     (1,381,171)       (22,518,489)       (30,704,492)        (5,578,141)       (22,242,010)       (10,201,193)          (38,707)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------
     (6,233,425)           488,236        (21,530,051)      (188,501,359)       (27,411,013)        (4,187,881)         (283,547)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------      ------------

$    (5,709,989)   $     6,336,757    $   (20,427,446)   $  (183,100,112)   $   (26,003,041)   $    (2,442,105)     $   (228,220)
===============    ===============    ===============    ===============    ===============    ===============      ============


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FIRST TRUST                      FIRST TRUST
                                                                           NASDAQ-100                       NASDAQ-100-
                                                                         EQUAL WEIGHTED                  TECHNOLOGY SECTOR
                                                                           INDEX FUND                       INDEX FUND
                                                                             (QQEW)                           (QTEC)
                                                                  -----------------------------    -----------------------------
                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended           Ended
                                                                   12/31/2015      12/31/2014       12/31/2015      12/31/2014
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...........................        $   3,082,310   $   4,749,649    $   2,766,046   $   3,243,902
   Net realized gain (loss)...............................           41,765,707      31,854,044       44,818,868      12,025,520
   Net change in unrealized appreciation (depreciation)...          (34,310,836)     31,248,859      (55,092,351)     40,032,392
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.....................................           10,537,181      67,852,552       (7,507,437)     55,301,814
                                                                  -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................           (3,678,500)     (5,254,521)      (3,154,776)     (3,895,191)
                                                                  -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................          195,067,101     477,669,678       76,107,779     181,010,141
   Cost of shares redeemed................................         (247,074,977)   (251,384,716)    (129,579,619)    (42,712,206)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................          (52,007,876)    226,284,962      (53,471,840)    138,297,935
                                                                  -------------   -------------    -------------   -------------

   Total increase (decrease) in net assets................          (45,149,195)    288,882,993      (64,134,053)    189,704,558

NET ASSETS:
   Beginning of period....................................          577,828,009     288,945,016      366,869,180     177,164,622
                                                                  -------------   -------------    -------------   -------------

   End of period..........................................        $ 532,678,814   $ 577,828,009    $ 302,735,127   $ 366,869,180
                                                                  =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period....................................        $          --   $          --    $          --   $          --
                                                                  =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................           13,500,002       7,950,002        8,400,002       5,000,002
   Shares sold............................................            4,450,000      12,150,000        1,750,000       4,450,000
   Shares redeemed........................................           (5,700,000)     (6,600,000)      (3,050,000)     (1,050,000)
                                                                  -------------   -------------    -------------   -------------
   Shares outstanding, end of period......................           12,250,002      13,500,002        7,100,002       8,400,002
                                                                  =============   =============    =============   =============


Page 60                  See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST                       FIRST TRUST
         NASDAQ-100                        NASDAQ(R)                            S&P                           FIRST TRUST
    EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY                   REIT                            ISE WATER
         INDEX FUND                       INDEX FUND                        INDEX FUND                        INDEX FUND
           (QQXT)                           (QCLN)                             (FRI)                             (FIW)
-----------------------------   -------------------------------   -------------------------------   -------------------------------
For the Year    For the Year     For the Year     For the Year     For the Year     For the Year     For the Year     For the Year
    Ended           Ended           Ended            Ended            Ended            Ended            Ended            Ended
 12/31/2015      12/31/2014       12/31/2015       12/31/2014       12/31/2015       12/31/2014       12/31/2015       12/31/2014
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

$     497,186   $     867,619   $      523,436   $      819,485   $    5,848,521   $    5,353,731   $    1,102,605   $    1,463,333
    5,502,730      11,553,919       (4,852,254)      19,991,447       23,006,725       18,847,621        9,174,441       12,824,605
     (186,256)      1,380,688       (1,381,171)     (30,603,684)     (22,518,489)      23,109,804      (30,704,492)     (14,409,829)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

    5,813,660      13,802,226       (5,709,989)      (9,792,752)       6,336,757       47,311,156      (20,427,446)        (121,891)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

     (636,390)       (905,596)        (527,840)        (857,050)      (6,276,431)      (6,113,911)      (1,094,946)      (1,479,820)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

   80,613,411      45,510,861        4,544,831       99,521,515      119,979,221      370,499,249        9,558,341       41,982,569
  (18,537,885)    (31,608,677)     (18,268,019)     (96,829,501)    (232,919,287)    (220,777,099)     (84,154,350)     (39,473,865)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

   62,075,526      13,902,184      (13,723,188)       2,692,014     (112,940,066)     149,722,150      (74,596,009)       2,508,704
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

   67,252,796      26,798,814      (19,961,017)      (7,957,788)    (112,879,740)     190,919,395      (96,118,401)         906,993


  117,194,684      90,395,870       89,615,897       97,573,685      339,129,697      148,210,302      198,550,193      197,643,200
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

$ 184,447,480   $ 117,194,684   $   69,654,880   $   89,615,897   $  226,249,957   $  339,129,697   $  102,431,792   $  198,550,193
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============

$          --   $          --   $       12,316   $          510   $           --   $           --   $        7,659   $           --
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============

    2,950,002       2,600,002        5,200,002        5,450,002       15,250,002        8,450,002        5,900,002        5,850,002
    1,950,000       1,200,000          250,000        5,050,000        5,250,000       17,850,000          300,000        1,250,000
     (450,000)       (850,000)      (1,100,000)      (5,300,000)     (10,250,000)     (11,050,000)      (2,800,000)      (1,200,000)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
    4,450,002       2,950,002        4,350,002        5,200,002       10,250,002       15,250,002        3,400,002        5,900,002
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           FIRST TRUST
                                                                           ISE-REVERE                       FIRST TRUST
                                                                           NATURAL GAS                      ISE CHINDIA
                                                                           INDEX FUND                       INDEX FUND
                                                                              (FCG)                            (FNI)
                                                                  -----------------------------    -----------------------------
                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended           Ended
                                                                   12/31/2015      12/31/2014       12/31/2015      12/31/2014
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...........................        $   5,401,247   $   3,376,804    $   1,407,972   $     407,975
   Net realized gain (loss)...............................         (182,923,218)    (36,262,344)      (5,169,003)      5,012,397
   Net change in unrealized appreciation (depreciation)...           (5,578,141)   (163,962,545)     (22,242,010)     (7,267,776)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.....................................         (183,100,112)   (196,848,085)     (26,003,041)     (1,847,404)
                                                                  -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................           (5,545,080)     (3,518,320)      (1,676,190)       (666,211)
                                                                  -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................          248,375,073     391,219,526      248,313,891      62,493,569
   Cost of shares redeemed................................         (153,633,016)   (408,702,370)    (111,110,415)    (20,278,569)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................           94,742,057     (17,482,844)     137,203,476      42,215,000
                                                                  -------------   -------------    -------------   -------------

   Total increase (decrease) in net assets................          (93,903,135)   (217,849,249)     109,524,245      39,701,385

NET ASSETS:
   Beginning of period....................................          246,945,560     464,794,809      111,663,344      71,961,959
                                                                  -------------   -------------    -------------   -------------

   End of period..........................................        $ 153,042,425   $ 246,945,560    $ 221,187,589   $ 111,663,344
                                                                  =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period....................................        $          --   $     307,369    $    (206,457)  $     (80,940)
                                                                  =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................           22,000,002      23,800,002        3,900,002       2,550,002
   Shares sold............................................           35,400,000      19,000,000        7,950,000       2,050,000
   Shares redeemed........................................          (23,100,000)    (20,800,000)      (4,050,000)       (700,000)
                                                                  -------------   -------------    -------------   -------------
   Shares outstanding, end of period......................           34,300,002      22,000,002        7,800,002       3,900,002
                                                                  =============   =============    =============   =============


Page 62                 See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST
        NASDAQ(R) ABA                 CBOE(R) S&P 500(R)
       COMMUNITY BANK                     VIX(R) TAIL
         INDEX FUND                       HEDGE FUND
           (QABA)                           (VIXH)
-----------------------------    -----------------------------
For the Year    For the Year     For the Year    For the Year
    Ended           Ended            Ended           Ended
 12/31/2015      12/31/2014       12/31/2015      12/31/2014
-------------   -------------    -------------   -------------

$   1,745,776   $   1,215,821    $      55,327   $      74,991
    6,013,312       1,885,640         (244,840)        926,768
  (10,201,193)     (1,523,495)         (38,707)       (419,455)
-------------   -------------    -------------   -------------

   (2,442,105)      1,577,966         (228,220)        582,304
-------------   -------------    -------------   -------------

   (1,652,931)     (1,203,186)         (56,416)        (75,215)
-------------   -------------    -------------   -------------

  198,934,541      70,848,157               --       1,195,628
  (80,755,559)    (13,767,069)              --      (3,523,628)
-------------   -------------    -------------   -------------

  118,178,982      57,081,088               --      (2,328,000)
-------------   -------------    -------------   -------------

  114,083,946      57,455,868         (284,636)     (1,820,911)


  109,818,181      52,362,313        3,894,875       5,715,786
-------------   -------------    -------------   -------------

$ 223,902,127   $ 109,818,181    $   3,610,239   $   3,894,875
=============   =============    =============   =============

$     112,770   $      19,925    $          --   $          56
=============   =============    =============   =============

    3,000,002       1,450,002          150,002         250,002
    4,950,000       1,950,000               --          50,000
   (2,200,000)       (400,000)              --        (150,000)
-------------   -------------    -------------   -------------
    5,750,002       3,000,002          150,002         150,002
=============   =============    =============   =============


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    42.80     $    36.35     $    26.10     $    22.98     $    23.74
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.22           0.41           0.17           0.27           0.05
Net realized and unrealized gain (loss)              0.73           6.49          10.25           3.14          (0.70)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.95           6.90          10.42           3.41          (0.65)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.27)         (0.45)         (0.17)         (0.29)         (0.11)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    43.48     $    42.80     $    36.35     $    26.10     $    22.98
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     2.22%         19.13%         39.95%         14.86%         (2.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  532,679     $  577,828     $  288,945     $   84,815     $   73,539
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.60%          0.61%          0.63%          0.68%          0.68%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.51%          1.10%          0.60%          1.01%          0.23%
Portfolio turnover rate (b)                            31%            27%            38%            34%            27%


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------

Net asset value, beginning of period           $    43.67     $    35.43     $    25.86     $    24.14     $    25.69
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.37           0.45           0.24           0.19           0.00 (c) (d)
Net realized and unrealized gain (loss)             (0.98)          8.32           9.59           1.74          (1.47)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (0.61)          8.77           9.83           1.93          (1.47)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (loss)                        (0.42)         (0.53)         (0.26)         (0.21)         (0.08)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    42.64     $    43.67     $    35.43     $    25.86     $    24.14
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    (1.37)%        24.83%         38.12%          8.02%         (5.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  302,735     $  366,869     $  177,165     $  106,008     $  149,660
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.60%          0.61%          0.62%          0.65%          0.63%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.83%          1.32%          0.80%          0.63%         (0.02)%
Portfolio turnover rate (b)                            23%            20%            33%            26%            21%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Amount represents less than $0.01 per share.

(d)   Per share amounts have been calculated using the average share method.


Page 64                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    39.73     $    34.77     $    24.70     $    20.80     $    21.10
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.13           0.32           0.10           0.31           0.06
Net realized and unrealized gain (loss)              1.75           4.97          10.06           3.92          (0.28)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     1.88           5.29          10.16           4.23          (0.22)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.16)         (0.33)         (0.09)         (0.33)         (0.08)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    41.45     $    39.73     $    34.77     $    24.70     $    20.80
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     4.75%         15.35%         41.24%         20.31%         (1.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  184,447     $  117,195     $   90,396     $   41,982     $   30,157
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.63%          0.64%          0.67%          0.76%          0.78%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.33%          0.90%          0.38%          1.34%          0.31%
Portfolio turnover rate (b)                            39%            23%            33%            40%            37%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    17.23     $    17.90     $     9.48     $     9.65     $    16.42
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.11           0.13           0.07           0.13          (0.03)
Net realized and unrealized gain (loss)             (1.21)         (0.66)          8.42          (0.18)         (6.74)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (1.10)         (0.53)          8.49          (0.05)         (6.77)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.12)         (0.14)         (0.07)         (0.12)            --
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    16.01     $    17.23     $    17.90     $     9.48     $     9.65
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    (6.43)%        (3.05)%        89.79%         (0.50)%       (41.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   69,655     $   89,616     $   97,574     $   13,740     $   20,740
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.65%          0.64%          0.70%          0.98%          0.77%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.65%          0.61%          0.60%          1.19%         (0.18)%
Portfolio turnover rate (b)                            35%            37%            49%            24%            22%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S&P REIT INDEX FUND (FRI)
                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    22.24     $    17.54     $    17.75     $    15.47     $    14.65
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.55           0.41           0.52           0.38           0.28
Net realized and unrealized gain (loss)             (0.13)          4.75          (0.19)          2.30           0.88
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.42           5.16           0.33           2.68           1.16
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.59)         (0.46)         (0.54)         (0.37)         (0.34)
Net realized gain                                      --             --             --          (0.03)            --
                                               ----------     ----------     ----------     ----------     ----------
Total distributions                                 (0.59)         (0.46)         (0.54)         (0.40)         (0.34)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    22.07     $    22.24     $    17.54     $    17.75     $    15.47
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     1.97%         29.61%          1.82%         17.39%          7.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  226,250     $  339,130     $  148,210     $  402,888     $  324,961
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.48%          0.50%          0.50%          0.50%          0.57%
Ratio of net expenses to average net assets          0.48%          0.50%          0.50%          0.50%          0.50%
Ratio of net investment income (loss) to
   average net assets                                2.30%          2.35%          2.31%          2.15%          2.03%
Portfolio turnover rate (b)                             8%            11%            11%             8%             9%


FIRST TRUST ISE WATER INDEX FUND (FIW)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    33.65     $    33.79     $    25.99     $    20.71     $    22.13
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.23           0.25           0.21           0.23           0.16
Net realized and unrealized gain (loss)             (3.52)         (0.14)          7.80           5.30          (1.39)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (3.29)          0.11           8.01           5.53          (1.23)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.23)         (0.25)         (0.21)         (0.25)         (0.19)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    30.13     $    33.65     $    33.79     $    25.99     $    20.71
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    (9.81)%         0.36%         30.91%         26.83%         (5.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  102,432     $  198,550     $  197,643     $   72,769     $   57,986
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.57%          0.59%          0.60%          0.63%          0.64%
Ratio of net expenses to average net assets          0.57%          0.59%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.70%          0.75%          0.75%          1.02%          0.79%
Portfolio turnover rate (b)                            17%            24%            45%            31%            31%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 66                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    11.22     $    19.53     $    15.67     $    18.19     $    19.60
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.20           0.14           0.07           0.07           0.08
Net realized and unrealized gain (loss)             (6.75)         (8.30)          3.86          (2.52)         (1.41)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (6.55)         (8.16)          3.93          (2.45)         (1.33)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.21)         (0.15)         (0.07)         (0.07)         (0.08)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $     4.46     $    11.22     $    19.53     $    15.67     $    18.19
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                   (59.10)%       (42.02)%        25.13%        (13.51)%        (6.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  153,042     $  246,946     $  464,795     $  387,899     $  346,556
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.62%          0.61%          0.60%          0.63%          0.63%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                2.44%          0.74%          0.40%          0.40%          0.39%
Portfolio turnover rate (b)                            67%            42%            49%            41%            43%


FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    28.63     $    28.22     $    20.97     $    18.23     $    25.01
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.15           0.20           0.20           0.35           0.27
Net realized and unrealized gain (loss)             (0.24)          0.48           7.26           2.74          (6.75)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (0.09)          0.68           7.46           3.09          (6.48)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.18)         (0.27)         (0.21)         (0.35)         (0.30)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    28.36     $    28.63     $    28.22     $    20.97     $    18.23
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    (0.32)%         2.37%         35.81%         17.11%        (26.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  221,188     $  111,663     $   71,962     $   66,066     $   79,287
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.62%          0.65%          0.66%          0.73%          0.66%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.64%          0.54%          0.79%          1.60%          1.00%
Portfolio turnover rate (b)                            68%            40%            40%            29%            23%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

                                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                  2015           2014           2013           2012           2011
                                              ------------   ------------   ------------   ------------   ------------
Net  asset value, beginning of period          $    36.61     $    36.11     $    25.56     $    22.97     $    24.95
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.56           0.47           0.37           0.48           0.37
Net realized and unrealized gain (loss)              2.31           0.50          10.55           2.62          (1.98)
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     2.87           0.97          10.92           3.10          (1.61)
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.54)         (0.47)         (0.37)         (0.51)         (0.37)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    38.94     $    36.61     $    36.11     $    25.56     $    22.97
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     7.88%          2.72%         42.89%         13.52%         (6.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  223,902     $  109,818     $   52,362     $    8,945     $   12,634
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.62%          0.64%          0.76%          1.04%          0.96%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                1.52%          1.41%          1.38%          1.90%          1.62%
Portfolio turnover rate (b)                            19%            26%            29%            17%            29%


FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)


                                                                                           FOR THE PERIOD
                                                       YEAR ENDED DECEMBER 31,             8/29/2012 (c)
                                              ------------------------------------------      THROUGH
                                                  2015           2014           2013         12/31/2012
                                              ------------   ------------   ------------   --------------
Net  asset value, beginning of period          $    25.97     $    22.86     $    19.51     $      19.89
                                               ----------     ----------     ----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.37           0.34           0.34             0.11
Net realized and unrealized gain (loss)             (1.89)          3.11           3.34            (0.38)
                                               ----------     ----------     ----------     ------------
Total from investment operations                    (1.52)          3.45           3.68            (0.27)
                                               ----------     ----------     ----------     ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.38)         (0.34)         (0.33)           (0.11)
                                               ----------     ----------     ----------     ------------
Net asset value, end of period                 $    24.07     $    25.97     $    22.86     $      19.51
                                               ==========     ==========     ==========     ============
TOTAL RETURN (a)                                    (5.88)%        15.22%         19.00%           (1.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $    3,610     $    3,895     $    5,716     $      2,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.60%          0.60%          0.60%            0.60% (d)
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%            0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                1.46%          1.42%          1.53%            1.97% (d)
Portfolio turnover rate (b)                             7%             7%             4%               2%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns for First Trust NASDAQ(R) ABA Community Bank Index Fund would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d)   Annualized.


Page 68                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

      First Trust NASDAQ-100 Equal Weighted Index Fund - (The Nasdaq(R) Stock
         Market LLC ("Nasdaq") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index Fund - (Nasdaq ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund - (Nasdaq
         ticker "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (Nasdaq
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (Nasdaq ticker
         "QABA")
      First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund - (NYSE Arca ticker
         "VIXH")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust NASDAQ-100 Equal Weighted Index Fund                NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index Fund             NASDAQ-100 Technology Sector Index(SM)
First Trust NASDAQ-100 Ex-Technology Sector Index  Fund         NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     NASDAQ(R) Clean Edge(R) Green Energy Index(SM)
First Trust S&P REIT Index Fund                                 S&P United States REIT Index
First Trust ISE Water Index Fund                                ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                   ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                              ISE ChIndia Index(TM)
First Trust NASDAQ(R) ABA Community Bank Index Fund             NASDAQ OMX(R) ABA Community Bank Index(SM)
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund           CBOE(R) VIX(R) Tail Hedge Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees (the "Board"), and in accordance with the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2015, is included with each Fund's Portfolio of Investments.

B. CALL OPTIONS

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund ("VIXH") is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, VIXH may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When VIXH purchases a call option, the premium paid represents the cost of the call option, which is included in "Investments, at cost" on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If VIXH elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is presented separately as "Net realized gain (loss) on Options" on the Statements of Operations.

For the fiscal year ended December 31, 2015, VIXH recorded a change in unrealized loss of $3,111 on the options, which is included in the "Net change in unrealized appreciation (depreciation) on Options" on the Statements of Operations. For the fiscal year ended December 31, 2015, VIXH recorded a realized loss on options of $259,700, which is included in "Net realized gain
(loss) on Options" on the Statements of Operations.

At December 31, 2015, VIXH held 304 options contracts with a notional value of $7,904. This is representative of contracts held throughout the year.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in master limited partnerships ("MLPs") generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

D. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities". For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2015, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program. During the fiscal year ended December 31, 2015, QQEW, QQXT, QCLN, FCG and FNI participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2015, were received as collateral for lending securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2015 was as follows:

                                                                                            Distributions       Distributions
                                                                     Distributions paid          paid                paid
                                                                       from Ordinary         from Capital        from Return
                                                                           Income               Gains             of Capital
                                                                     ------------------    ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                        $  3,678,500          $       --          $       --
First Trust NASDAQ-100-Technology Sector Index Fund                        3,154,776                  --                  --
First Trust NASDAQ-100 Ex-Technology Sector Index  Fund                      636,390                  --                  --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                  527,840                  --                  --
First Trust S&P REIT Index Fund                                            6,276,431                  --                  --
First Trust ISE Water Index Fund                                           1,094,946                  --                  --
First Trust ISE-Revere Natural Gas Index Fund                              5,545,080                  --                  --
First Trust ISE Chindia Index Fund                                         1,676,190                  --                  --
First Trust NASDAQ(R)ABA Community Bank Index Fund                         1,652,931                  --                  --
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                         56,416                  --                  --

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2014 was as follows:

                                                                                            Distributions       Distributions
                                                                     Distributions paid          paid                paid
                                                                       from Ordinary         from Capital        from Return
                                                                           Income               Gains             of Capital
                                                                     ------------------    ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                        $  5,254,521          $       --          $       --
First Trust NASDAQ-100-Technology Sector Index Fund                        3,895,191                  --                  --
First Trust NASDAQ-100 Ex-Technology Sector Index  Fund                      905,596                  --                  --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                  857,050                  --                  --
First Trust S&P REIT Index Fund                                            6,113,911                  --                  --
First Trust ISE Water Index Fund                                           1,479,820                  --                  --
First Trust ISE-Revere Natural Gas Index Fund                              3,518,320                  --                  --
First Trust ISE Chindia Index Fund                                           666,211                  --                  --
First Trust NASDAQ(R)ABA Community Bank Index Fund                         1,203,186                  --                  --
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                         75,215                  --                  --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

As of December 31, 2015, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                        $         --          $ (19,936,392)      $  12,270,015
First Trust NASDAQ-100-Technology Sector Index Fund                               --            (19,112,273)         16,931,398
First Trust NASDAQ-100 Ex-Technology Sector Index  Fund                           --             (5,117,833)         17,593,047
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                   12,316            (38,540,783)        (11,503,234)
First Trust S&P REIT Index Fund                                                   --                     --          (7,240,737)
First Trust ISE Water Index Fund                                               7,659            (12,224,967)         (9,503,565)
First Trust ISE-Revere Natural Gas Index Fund                                     --           (373,003,580)       (190,791,472)
First Trust ISE Chindia Index Fund                                            22,787            (67,469,120)        (15,842,887)
First Trust NASDAQ(R) ABA Community Bank Index Fund                          112,770             (1,301,315)         (6,042,506)
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                             --               (728,641)            534,729

H. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2012, 2013, 2014 and 2015 remain open to federal and state audit. As of December 31, 2015, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2015, the Funds, except for First Trust S&P REIT Index Fund, had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                         Capital      Capital      Capital
                                                           Loss        Loss         Loss         Post-        Total
                                                        Available    Available    Available   Enactment -    Capital
                                                         Through      Through      Through        No          Loss
                                                           2016        2017         2018      Expiration    Available
                                                        ----------  -----------  -----------  -----------  -----------
First Trust NASDAQ-100 Equal Weighted Index Fund        $1,957,170  $ 4,681,103  $        --  $13,298,119  $19,936,392
First Trust NASDAQ-100-Technology Sector Index Fund      1,421,664    2,016,911           --   15,673,698   19,112,273
First Trust NASDAQ-100 Ex-Technology Sector Index Fund     143,597    1,051,894       80,899    3,841,443    5,117,833
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index
   Fund                                                  4,246,707    7,483,633    5,884,801   20,925,642   38,540,783
First Trust ISE Water Index Fund                           318,246    5,768,328    2,198,674    3,939,719   12,224,967
First Trust ISE-Revere Natural Gas Index Fund            7,264,703   32,569,413   40,089,981  293,079,483  373,003,580
First Trust ISE Chindia Index Fund                      11,116,593   11,686,955    7,245,147   37,420,425   67,469,120
First Trust NASDAQ(R) ABA Community Bank Index Fund             --        4,787      116,604    1,179,924    1,301,315
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund           --           --           --      728,641      728,641

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

At the taxable year ended December 31, 2015, the following Funds' capital loss carryforwards expired in the following amounts:

                                                           Capital Loss
                                                           Carryforward
                                                              Expired
                                                       --------------------
First Trust NASDAQ-100 Equal Weighted Index Fund           $     54,385
First Trust NASDAQ-100-Technology Sector Index Fund             311,155
First Trust NASDAQ 100 Ex-Technology Sector Index Fund            7,779
First Trust NASDAQ(R) Clean Edge(R) Green Energy
   Index Fund                                                   141,332
First Trust ISE Water Index Fund                                    592
First Trust ISE-Revere Natural Gas Index Fund                     5,274

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2015, the adjustments for each Fund were as follows:

                                                                                          Accumulated
                                                                     Accumulated          Net Realized
                                                                    Net Investment        Gain (Loss)             Paid-in
                                                                    Income (Loss)        on Investments           Capital
                                                                    --------------    --------------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                      $  596,190        $    (51,169,778)       $ 50,573,588
First Trust NASDAQ-100-Technology Sector Index Fund                      388,730             (45,389,450)         45,000,720
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                   139,204              (7,582,332)          7,443,128
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund               16,210                 213,033            (229,243)
First Trust S&P REIT Index Fund                                          427,910             (23,318,214)         22,890,304
First Trust ISE Water Index Fund                                              --              (9,540,039)          9,540,039
First Trust ISE-Revere Natural Gas Index Fund                           (163,536)              28,771,835        (28,608,299)
First Trust ISE Chindia Index Fund                                       142,701             (10,924,447)         10,781,746
First Trust NASDAQ(R)ABA Community Bank Index Fund                            --              (7,445,589)          7,445,589
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                      1,033                     (24)             (1,009)

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (the "Unitary Fee Fund"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                            LICENSOR
First Trust NASDAQ-100 Equal Weighted Index Fund                The Nasdaq Stock Market LLC
First Trust NASDAQ-100-Technology Sector Index Fund             The Nasdaq Stock Market LLC
First Trust NASDAQ-100 Ex-Technology Sector Index Fund          The Nasdaq Stock Market LLC
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     The Nasdaq Stock Market LLC /Clean Edge(R), Inc.
First Trust S&P REIT Index Fund                                 Standard & Poor's Financial Services, LLC
First Trust ISE Water Index Fund                                International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                   International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                              International Securities Exchange, LLC
First Trust NASDAQ(R)ABA Community Bank Index Fund              The Nasdaq Stock Market LLC
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund           Standard & Poor's Financial Services, LLC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. With the exception of the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, the respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, First Trust is paid an annual unitary management fee of 0.60% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses.

First Trust is entitled to receive monthly fees from the remaining Funds calculated at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.40%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.40%
First Trust S&P REIT Index Fund                                      0.30%
First Trust ISE Water Index Fund                                     0.40%
First Trust ISE-Revere Natural Gas Index Fund                        0.40%
First Trust ISE Chindia Index Fund                                   0.40%
First Trust NASDAQ(R)ABA Community Bank Index Fund                   0.40%

For such Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2017.

                                                                  Expense Cap
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.60%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.60%
First Trust S&P REIT Index Fund                                      0.50%
First Trust ISE Water Index Fund                                     0.60%
First Trust ISE-Revere Natural Gas Index Fund                        0.60%
First Trust ISE Chindia Index Fund                                   0.60%
First Trust NASDAQ(R)ABA Community Bank Index Fund                   0.60%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

The advisory fee waivers and expense reimbursements for the fiscal year ended December 31, 2015 and fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                                      Fees Waived or Expenses Borne
                                                                                    by First Trust Subject to Recovery
                                                                             ------------------------------------------------
                                                 Advisory                       Year         Year         Year
                                                    Fee         Expense        Ended        Ended        Ended
                                                  Waivers    Reimbursement   12/31/2013   12/31/2014   12/31/2015     Total
                                                 ---------   -------------   ----------   ----------   ----------   ---------
First Trust NASDAQ-100 Equal Weighted
   Index Fund                                    $      --   $          --   $   56,300   $   41,566   $       --   $  97,866
First Trust NASDAQ-100-Technology Sector
   Index Fund                                       10,215              --       32,509       33,593       10,215      76,317
First Trust NASDAQ-100 Ex-Technology
   Sector Index Fund                                38,410              --       44,451       40,262       38,410     123,123
First Trust NASDAQ(R) Clean Edge(R) Green
   Energy Index Fund                                38,617              --       50,502       50,372       38,617     139,491
First Trust S&P REIT Index Fund                         --              --           --           --           --          --
First Trust ISE Water Index Fund                        --              --           --           --           --          --
First Trust ISE-Revere Natural Gas Index Fund       37,153              --       11,985       42,386       37,153      91,524
First Trust ISE Chindia Index Fund                  38,142              --       35,100       33,734       38,142     106,976
First Trust NASDAQ(R) ABA Community Bank
   Index Fund                                       22,638              --       40,775       37,176       22,638     100,589

During the fiscal year ended December 31, 2015, First Trust recovered fees that were previously waived from First Trust NASDAQ-100 Equal Weighted Index Fund and First Trust S&P REIT Index Fund of $10,910 and $4,444, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

At a meeting held on December 7, 2015, the Board accepted Mr. Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer and Mr. Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2015, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                  $   186,479,335   $   185,375,172
First Trust NASDAQ-100-Technology Sector Index Fund                    76,563,315        76,474,604
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 58,706,378        58,152,777
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            28,377,989        28,157,688
First Trust S&P REIT Index Fund                                        23,070,957        20,598,871
First Trust ISE Water Index Fund                                       25,952,440        26,259,901
First Trust ISE-Revere Natural Gas Index Fund                         149,665,533       147,201,275
First Trust ISE Chindia Index Fund                                    147,970,745       146,923,190
First Trust NASDAQ(R)ABA Community Bank Index Fund                     21,892,641        21,740,629
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                     257,366           516,231

For the fiscal year ended December 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                  $   194,875,946   $   246,915,973
First Trust NASDAQ-100-Technology Sector Index Fund                    75,974,934       129,399,885
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 80,540,463        18,541,899
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund             4,541,723        18,252,521
First Trust S&P REIT Index Fund                                       119,738,466       231,917,346
First Trust ISE Water Index Fund                                        9,564,675        84,108,331
First Trust ISE-Revere Natural Gas Index Fund                         246,625,637       153,604,927
First Trust ISE Chindia Index Fund                                    248,221,627       110,906,365
First Trust NASDAQ(R)ABA Community Bank Index Fund                    198,739,581        80,652,903
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                          --                --


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund, except First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, according to the fee schedule set forth below:

                     Number of Securities            Creation
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-499                    $1,000
                         500 or more                  $1,500

The standard creation transaction fee for First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund is currently $1,500.

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2015

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund, except First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, according to the fee schedule set forth below:

                     Number of Securities           Redemption
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-499                    $1,000
                         500 or more                  $1,500

The standard redemption transaction fee for First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund is currently $1,500.

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2017.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective January 1, 2016, the fixed annual retainer paid to the Independent Trustees will be allocated equally among each fund in the First Trust Fund Complex and will no longer be allocated pro rata based on each fund's net assets.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED FUND:

We have audited the accompanying statements of assets and liabilities of First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, and First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, each a series of the First Trust Exchange-Traded Fund (the "Funds"), including the portfolios of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund, as of December 31, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois
February 23, 2016

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2015, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                          Dividends Received Deduction
                                                                          ----------------------------
First Trust NASDAQ-100 Equal Weighted Index Fund                                    100.00%
First Trust NASDAQ-100-Technology Sector Index Fund                                 100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                              100.00%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          64.02%
First Trust S&P REIT Index Fund                                                         --
First Trust ISE Water Index Fund                                                    100.00%
First Trust ISE-Revere Natural Gas Index Fund                                         5.22%
First Trust ISE Chindia Index Fund                                                      --
First Trust NASDAQ(R) ABA Community Bank Index Fund                                 100.00%
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                               100.00%

For the taxable year ended December 31, 2015, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

                                                                           Qualified Dividend Income
                                                                          ----------------------------
First Trust NASDAQ-100 Equal Weighted Index Fund                                    100.00%
First Trust NASDAQ-100-Technology Sector Index Fund                                 100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                              100.00%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          85.80%
First Trust S&P REIT Index Fund                                                         --
First Trust ISE Water Index Fund                                                    100.00%
First Trust ISE-Revere Natural Gas Index Fund                                        27.71%
First Trust ISE Chindia Index Fund                                                  100.00%
First Trust NASDAQ(R) ABA Community Bank Index Fund                                 100.00%
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                               100.00%

For the tax year ended December 31, 2015, the First Trust S&P REIT Index Fund designated $1,678,918, or amounts necessary, as long-term capital gain. During the tax year, Fund shareholders redeemed amounts in excess of our long-term capital gain and of these proceeds, $1,678,918, or amounts necessary, represents long-term capital gain from the Fund.

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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

Each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

The First Trust NASDAQ-100 Equal Weighted Index Fund and the First Trust NASDAQ-100-Technology Sector Index Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

First Trust S&P REIT Index Fund and First Trust NASDAQ(R) ABA Community Bank Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust ISE Chindia Index Fund, the First Trust NASDAQ-100 Equal Weighted Index Fund, the First Trust NASDAQ-100-Technology Sector Index Fund, the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100 Equal Weighted Index Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust ISE-Revere Natural Gas Index Fund invests in the securities of companies in the energy sector. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. In addition, recent oil prices have been at historic highs and extremely volatile.

The First Trust ISE Water Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in the securities of companies in the industrials sector. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust ISE Water Index Fund invests in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust ISE Chindia Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust ISE Water Index Fund involve risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.

The First Trust NASDAQ(R) ABA Community Bank Index Fund is concentrated in the securities of NASDAQ(R) listed community banks as defined by its corresponding index which involves additional risks, including limited diversification. These companies are subject to certain risks, including the adverse effects of volatile interest rates, economic recession, increased competition from new entrants in the field, and potential increased regulation. The financial performance of these companies may also be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in their local markets and the United States as a whole. These companies may also be subject to interest rate risks and changes in monetary policy as their earnings are largely dependent upon their net interest income and lending risks that could further increase because of increases in interest rates and/or continuing economic weakness.

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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund's use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The option positions employed, as dictated by the attempt to replicate the Index, may present additional risk. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock (although they generally move in the same direction).

Unlike most exchange-traded funds, the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. Particularly, the call option portion of the Fund's portfolio, if applicable, may be redeemed for cash. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

          NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF           OTHER
                                                                                                 PORTFOLIOS IN    TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST    DIRECTORSHIPS
       NAME, ADDRESS,            TERM OF OFFICE                                                  FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND          AND YEAR FIRST               PRINCIPAL OCCUPATIONS               OVERSEEN BY       DURING PAST
   POSITION WITH THE TRUST    ELECTED OR APPOINTED             DURING PAST 5 YEARS                  TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician; President, Wheaton Orthopedics;        120        None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,           o Since Inception   Limited Partnership; Member, Sportsmed LLC
  Suite 400
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President, ADM Investor Services, Inc.            120        Director of ADM
c/o First Trust Advisors L.P.                       (Futures Commission Merchant)                                Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                Inc., ADM
  Suite 400                                                                                                      Investor Services
Wheaton, IL 60187                                                                                                International and
D.O.B.: 11/57                                                                                                    Futures Industry
                                                                                                                 Association

Robert F. Keith, Trustee        o Indefinite Term   President, Hibs Enterprises (Financial and        120        Director of Trust
c/o First Trust Advisors L.P.                       Management Consulting)                                       Company of
120 E. Liberty Drive,           o Since Inception                                                                Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating             120        Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                    Covenant
120 E. Liberty Drive,           o Since Inception   Harapan Educational Foundation (Educational                  Transport Inc.
  Suite 400                                         Products and Services); President and Chief                  (May 2003 to
Wheaton, IL 60187                                   Executive Officer (June 2012 to September                    May 2014)
D.O.B.: 03/54                                       2014), Servant Interactive LLC (Educational
                                                    Products and Services); President and Chief
                                                    Executive Officer (June 2012 to September
                                                    2014), Dew Learning LLC (Educational
                                                    Products and Services); President
                                                    (June 2002 to June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer, First Trust              120        None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
120 E. Liberty Drive,           o Since Inception   L.P.; Chairman of the Board of Directors,
  Suite 400                                         BondWave LLC (Software Development
Wheaton, IL 60187                                   Company/Investment Advisor) and
D.O.B.: 09/55                                       Stonebridge Advisors LLC (Investment
                                                    Advisor)

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

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BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)

                                POSITION AND             TERM OF OFFICE
    NAME, ADDRESS                 OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                 SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief          o Indefinite Term       Managing Director and Chief Financial Officer
120 E. Liberty Drive,    Executive Officer                                    (January 2016 to Present), Controller (January 2011
  Suite 400                                           o Since January 2016    to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                             to January 2016), First Trust Advisors L.P. and First
D.O.B: 01/66                                                                  Trust Portfolios L.P.


Donald P. Swade          Treasurer, Chief Financial   o Indefinite Term       Vice President (April 2012 to Present),
120 E. Liberty Drive,    Officer and Chief                                    First Trust Advisors L.P. and First Trust Portfolios
  Suite 400              Accounting Officer           o Since January 2016    L.P., Vice President (September 2006 to April
Wheaton, IL 60187                                                             2012), Guggenheim Funds Investment Advisors,
D.O.B.: 08/72                                                                 LLC/Claymore Securities, Inc.


W. Scott Jardine         Secretary and Chief          o Indefinite Term       General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,    Legal Officer                                        Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                           o Since Inception       BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                             Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                                 Advisors LLC (Investment Advisor)


Daniel J. Lindquist      Vice President               o Indefinite Term       Managing Director (July 2012 to Present),
120 E. Liberty Drive,                                                         Senior Vice President (September 2005 to July
  Suite 400                                           o Since Inception       2012), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                             Portfolios L.P.
D.O.B.: 02/70


Kristi A. Maher          Chief Compliance Officer     o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                              and First Trust Portfolios L.P.
  Suite 400                                           o Chief Compliance
Wheaton, IL 60187                                       Officer Since
D.O.B.: 12/66                                           January 2011

                                                      o Assistant Secretary
                                                        Since Inception


Roger F. Testin          Vice President               o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                         First Trust Portfolios L.P.
  Suite 400                                           o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland              Vice President               o Indefinite Term       Senior Vice President (September 2012 to
120 E. Liberty Drive,                                                         Present), Vice President (August 2005 to
  Suite 400                                           o Since Inception       September 2012), First Trust  Advisors L.P. and
Wheaton, IL 60187                                                             First Trust Portfolios L.P.
D.O.B.: 11/70

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2015 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

(f) The code of ethics is filed as an exhibit to the Registrant's annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $380,000 for 2014 and $380,000 for 2015.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for 2014 and $0 for 2015.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2014 and $0 for 2015.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $55,575 for 2014 and $55,575 for 2015. The tax fees were for review of regulated investment company status.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2014 and $0 for 2015.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2014 and $0 for 2015.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 for 2014 and $0 for 2015.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%
                          (c)  0%
                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2014 were $55,575 for the registrant, $8,500 for the registrant's investment adviser and $43,500 for the registrant's distributor and for 2015 were $55,575 for the registrant, $12,500 for the registrant's investment adviser and $29,000 for the registrant's distributor .


      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           First Trust Exchange-Traded Fund
              ---------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 22, 2016
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 22, 2016
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 22, 2016
     -------------------

* Print the name and title of each signing officer under his or her signature.